UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments

Vanguard Vanguard Money Market Portfolio

Schedule of Investments
As of September 30, 2010

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (42.3%)
2	Fannie Mae Discount Notes	0.180%	10/6/10	1,900	1,900
2	Fannie Mae Discount Notes	0.200%–0.210%	10/13/10	6,300	6,300
2	Fannie Mae Discount Notes	0.200%–0.210%	10/20/10	12,000	11,999
2	Fannie Mae Discount Notes	0.190%–0.200%	10/25/10	3,061	3,061
2	Fannie Mae Discount Notes	0.190%	11/8/10	4,000	3,999
2	Fannie Mae Discount Notes	0.170%	11/15/10	10,000	9,998
2	Federal Home Loan Bank Discount Notes	0.200%	10/13/10	1,000	1,000
2	Federal Home Loan Bank Discount Notes	0.180%–0.200%	10/15/10	4,800	4,800
2	Federal Home Loan Bank Discount Notes	0.190%	10/22/10	3,300	3,300
2	Federal Home Loan Bank Discount Notes	0.200%	10/27/10	1,000	1,000
2	Federal Home Loan Bank Discount Notes	0.190%–0.200%	11/3/10	4,096	4,095
2	Federal Home Loan Bank Discount Notes	0.180%–0.190%	11/5/10	7,200	7,199
2	Federal Home Loan Bank Discount Notes	0.170%	11/10/10	13,796	13,793
2	Federal Home Loan Bank Discount Notes	0.180%–0.190%	11/17/10	7,500	7,498
2	Federal Home Loan Bank Discount Notes	0.210%	12/1/10	1,800	1,799
2	Federal Home Loan Bank Discount Notes	0.190%	12/3/10	1,200	1,200
2	Federal Home Loan Bank Discount Notes	0.220%	12/9/10	1,000	1,000
[2,3] Federal Home Loan Banks		0.221%	1/26/12	5,000	4,998
[2,3] Federal Home Loan Banks		0.222%	2/1/12	20,000	19,991
[2,3] Federal Home Loan Banks		0.223%	2/3/12	1,000	1,000
[2,3] Federal Home Loan Banks		0.225%	1/9/12	7,000	6,997
[2,3] Federal Home Loan Banks		0.226%	1/23/12	5,000	4,998
[2,3] Federal Home Loan Banks		0.228%	2/3/12	16,000	15,994
[2,3] Federal Home Loan Banks		0.254%	5/13/11	18,190	18,188
[2,3] Federal Home Loan Mortgage Corp.		0.581%	4/7/11	56,630	56,628
[2,3] Federal Home Loan Mortgage Corp.		0.365%	8/5/11	15,000	14,999
[2,3] Federal National Mortgage Assn.		0.156%	7/27/11	15,000	14,995
[2,3] Federal National Mortgage Assn.		0.276%	8/23/12	14,500	14,492
[2,3] Federal National Mortgage Assn.		0.287%	9/17/12	12,000	11,995
[2,3] Federal National Mortgage Assn.		0.264%	5/13/11	40,000	39,998
2	Freddie Mac Discount Notes	0.250%	10/6/10	15,000	14,999
2	Freddie Mac Discount Notes	0.250%	10/7/10	15,000	14,999
2	Freddie Mac Discount Notes	0.180%	10/12/10	7,300	7,300
2	Freddie Mac Discount Notes	0.180%	10/13/10	2,000	2,000
2	Freddie Mac Discount Notes	0.170%–0.200%	10/20/10	5,100	5,099
2	Freddie Mac Discount Notes	0.190%	11/1/10	3,944	3,943
2	Freddie Mac Discount Notes	0.180%	11/9/10	2,500	2,499
2	Freddie Mac Discount Notes	0.200%	11/22/10	2,000	1,999
2	Freddie Mac Discount Notes	0.210%–0.220%	12/6/10	13,004	12,999
2	Freddie Mac Discount Notes	0.210%	12/13/10	8,126	8,122
	United States Treasury Bill	0.267%	10/7/10	12,000	11,999
	United States Treasury Bill	0.150%	11/12/10	15,000	14,997
	United States Treasury Bill	0.155%	11/18/10	30,000	29,994
	United States Treasury Bill	0.145%	12/2/10	20,000	19,995
	United States Treasury Bill	0.140%	12/16/10	20,000	19,994
	United States Treasury Bill	0.190%	2/10/11	12,000	11,992
	United States Treasury Bill	0.180%–0.181%	3/10/11	22,000	21,982
Total U.S. Goverment and Agency Obligations (Cost $514,126)					514,126

Commercial Paper (15.2%)
Finance - Auto (1.8%)
American Honda Finance Corp.	0.360%	10/18/10	3,100	3,099
American Honda Finance Corp.	0.360%	10/19/10	500	500
American Honda Finance Corp.	0.330%	11/2/10	2,400	2,399
American Honda Finance Corp.	0.250%	12/2/10	2,500	2,499
American Honda Finance Corp.	0.250%	12/3/10	800	800
Toyota Credit Canada Inc.	0.420%	10/26/10	1,400	1,400
Toyota Credit Canada Inc.	0.290%	11/17/10	200	200
Toyota Motor Credit Corp.	0.430%	10/18/10	1,400	1,400
Toyota Motor Credit Corp.	0.380%	10/27/10	900	900
Toyota Motor Credit Corp.	0.280%	11/16/10	900	900
Toyota Motor Credit Corp.	0.280%	11/22/10	1,000	1,000
Toyota Motor Credit Corp.	0.280%	11/23/10	2,000	1,999
Toyota Motor Credit Corp.	0.280%	11/24/10	1,000	999
Toyota Motor Credit Corp.	0.381%	2/25/11	1,750	1,747
Toyota Motor Credit Corp.	0.381%	3/1/11	2,400	2,396
				22,238
Finance - Other (1.9%)
General Electric Capital Corp.	0.421%	10/25/10	3,000	2,999
General Electric Capital Corp.	0.511%	1/19/11	3,000	2,996
General Electric Capital Corp.	0.431%	4/8/11	3,000	2,993
General Electric Capital Corp.	0.411%	4/27/11	6,000	5,986
General Electric Capital Corp.	0.401%	5/23/11	8,000	7,979
				22,953
Foreign Banks (5.3%)
Banque et Caisse d'Epargne de L'Etat	0.320%	11/16/10	450	450
Banque et Caisse d'Epargne de L'Etat	0.280%	11/30/10	10,000	9,995
Banque et Caisse d'Epargne de L'Etat	0.315%	12/2/10	1,000	999
Banque et Caisse d'Epargne de L'Etat	0.351%	2/14/11	1,000	999
4 BPCE SA	0.310%	10/18/10	1,530	1,530
4 Commonwealth Bank of Australia	0.390%	10/6/10	8,500	8,500
4 Commonwealth Bank of Australia	0.390%	10/8/10	2,000	2,000
4 Commonwealth Bank of Australia	0.290%	11/16/10	1,750	1,749
4 DNB NOR Bank ASA	0.250%	12/6/10	3,000	2,999
Svenska Handelsbanken, Inc.	0.400%-0.410%	10/19/10	5,000	4,999
Svenska Handelsbanken, Inc.	0.270%	12/2/10	1,500	1,499
4 Westpac Banking Corp.	0.471%	1/12/11	15,000	14,980
4 Westpac Banking Corp.	0.376%	2/3/11	6,000	5,992
4 Westpac Banking Corp.	0.361%	2/4/11	4,000	3,995
4 Westpac Banking Corp.	0.376%	2/7/11	3,000	2,996
				63,682
Foreign Governments (0.4%)
4 Electricite de France	0.280%	10/28/10	400	400
4 Electricite de France	0.290%	11/29/10	4,300	4,298
				4,698
Foreign Industrial (3.7%)
4 Nestle Capital Corp.	0.390%	10/1/10	2,700	2,700
4 Nestle Capital Corp.	0.250%	10/14/10	1,000	1,000
4 Nestle Capital Corp.	0.300%	10/18/10	5,000	4,999
4 Nestle Capital Corp.	0.230%	12/15/10	10,000	9,995
4 Nestle Capital Corp.	0.230%	12/16/10	1,000	999
Nestle Finance International Ltd.	0.390%	10/1/10	4,000	4,000
Nestle Finance International Ltd.	0.350%	10/12/10	3,000	3,000

4 Novartis Finance Corp.	0.290%	12/1/10	500	500
4 Novartis Finance Corp.	0.341%	2/7/11	2,000	1,997
4 Novartis Finance Corp.	0.321%	3/2/11	567	566
4 Novartis Securities Investment Ltd.	0.220%	11/12/10	500	500
4 Novartis Securities Investment Ltd.	0.290%	12/1/10	1,000	999
4 Novartis Securities Investment Ltd.	0.230%	12/3/10	500	500
4 Shell International Finance BV	0.401%	1/24/11	1,500	1,498
4 Shell International Finance BV	0.381%	1/26/11	1,000	999
4 Shell International Finance BV	0.321%-0.331%	3/2/11	2,250	2,247
4 Total Capital Canada, Ltd.	0.350%	10/8/10	3,500	3,500
4 Total Capital Canada, Ltd.	0.481%	1/14/11	3,600	3,595
4 Total Capital Canada, Ltd.	0.330%	2/25/11	1,750	1,748
				45,342
Industrial (2.1%)
4 Coca Cola Co.	0.220%	10/18/10	850	850
4 Coca Cola Co.	0.220%	12/1/10	1,000	1,000
4 Google Inc.	0.210%	12/20/10	500	500
4 Merck & Co Inc.	0.220%	10/21/10	540	540
4 Procter & Gamble Co.	0.250%	10/4/10	400	400
4 Procter & Gamble Co.	0.250%	10/12/10	1,250	1,250
4 Procter & Gamble Co.	0.250%	10/19/10	2,000	2,000
4 Procter & Gamble Co.	0.300%	11/2/10	750	750
4 Procter & Gamble Co.	0.250%	11/8/10	1,400	1,400
4 Procter & Gamble Co.	0.250%	11/10/10	700	700
4 Procter & Gamble Co.	0.270%	11/19/10	1,000	1,000
4 Procter & Gamble Co.	0.250%	12/7/10	1,500	1,499
4 Procter & Gamble Co.	0.250%	12/14/10	1,100	1,099
4 Procter & Gamble Co.	0.280%	1/11/11	500	499
4 Procter & Gamble Co.	0.280%	1/12/11	1,250	1,249
4 Wal-Mart Stores, Inc.	0.210%	10/14/10	400	400
4 Wal-Mart Stores, Inc.	0.210%-0.220%	11/1/10	500	500
4 Wal-Mart Stores, Inc.	0.210%	11/2/10	700	700
4 Wal-Mart Stores, Inc.	0.210%	11/4/10	900	900
4 Wal-Mart Stores, Inc.	0.220%	12/2/10	1,000	999
5 Wal-Mart Stores, Inc.	0.230%	12/6/10	1,000	999
4 Wal-Mart Stores, Inc.	0.230%	12/13/10	1,700	1,699
4 Wal-Mart Stores, Inc.	0.230%	1/5/11	2,500	2,498
4 Wal-Mart Stores, Inc.	0.235%	1/12/11	2,000	1,999
				25,430
Total Commercial Paper (Cost $184,343)				184,343
Certificates of Deposit (34.6%)
Domestic Banks (2.4%)
State Street Bank & Trust Co.	0.400%	10/18/10	5,000	5,000
State Street Bank & Trust Co.	0.450%	11/2/10	2,000	2,000
State Street Bank & Trust Co.	0.540%	11/9/10	5,000	5,000
State Street Bank & Trust Co.	0.640%	1/3/11	4,000	4,000
State Street Bank & Trust Co.	0.390%	2/11/11	3,000	3,000
State Street Bank & Trust Co.	0.370%	2/16/11	1,700	1,700
State Street Bank & Trust Co.	0.350%	3/7/11	3,000	3,000
State Street Bank & Trust Co.	0.340%	3/14/11	3,000	3,000
US Bank NA	0.250%	12/2/10	2,000	2,000
				28,700
Eurodollar Certificates of Deposit (14.6%)
Australia & New Zealand Banking Group, Ltd.	0.390%	10/13/10	3,000	3,000

Australia & New Zealand Banking Group, Ltd.	0.390%	10/14/10	3,000	3,000
Australia & New Zealand Banking Group, Ltd.	0.450%	11/8/10	3,000	3,000
Australia & New Zealand Banking Group, Ltd.	0.250%	12/9/10	2,000	2,000
Australia & New Zealand Banking Group, Ltd.	0.600%	1/6/11	4,000	4,000
Australia & New Zealand Banking Group, Ltd.	0.550%	1/14/11	3,000	3,000
Australia & New Zealand Banking Group, Ltd.	0.400%	1/26/11	4,200	4,200
Australia & New Zealand Banking Group, Ltd.	0.400%	2/2/11	3,000	3,000
Australia & New Zealand Banking Group, Ltd.	0.400%	2/4/11	4,500	4,500
Australia & New Zealand Banking Group, Ltd.	0.350%	2/14/11	1,000	1,000
Australia & New Zealand Banking Group, Ltd.	0.325%	4/4/11	5,000	5,000
Bank of Nova Scotia	0.420%	10/29/10	7,000	7,000
Bank of Nova Scotia	0.370%	2/4/11	2,000	2,000
Commonwealth Bank of Australia	0.280%	1/10/11	10,000	10,000
Commonwealth Bank of Australia	0.500%	1/12/11	10,000	10,000
Credit Agricole S.A.	0.270%	10/13/10	6,000	6,000
DNB NOR Bank ASA (London Branch)	0.300%	11/12/10	11,000	11,000
HSBC Bank PLC	0.360%	10/1/10	6,000	6,000
HSBC Bank PLC	0.400%	10/22/10	6,000	6,000
HSBC Bank PLC	0.330%	10/26/10	5,000	5,000
HSBC Bank PLC	0.500%	11/12/10	4,000	4,000
HSBC Bank PLC	0.340%	2/18/11	1,000	1,000
Lloyds TSB Bank PLC	0.385%	11/10/10	13,000	13,000
Lloyds TSB Bank PLC	0.270%	12/13/10	6,000	6,000
Lloyds TSB Bank PLC	0.270%	12/15/10	5,000	5,000
National Australia Bank Ltd.	0.400%	10/8/10	4,000	4,000
National Australia Bank Ltd.	0.310%	12/6/10	12,000	12,001
National Australia Bank Ltd.	0.460%	1/21/11	10,000	10,000
National Australia Bank Ltd.	0.370%	2/9/11	6,000	6,000
Royal Bank of Scotland PLC	0.340%	10/6/10	9,000	9,000
Societe Generale (London Branch)	0.270%	10/22/10	5,000	5,000
Toronto Dominion Bank	0.290%	11/12/10	4,000	4,000
				177,701
Yankee Certificates of Deposit (17.6%)
Abbey National Treasury Services PLC (US
Branch)	0.650%	10/22/10	6,000	6,000
Abbey National Treasury Services PLC (US
Branch)	0.680%	11/3/10	5,000	5,000
Abbey National Treasury Services PLC (US
Branch)	0.850%	2/23/11	5,000	5,000
Abbey National Treasury Services PLC (US
Branch)	0.850%	2/24/11	5,000	5,000
Abbey National Treasury Services PLC (US
Branch)	0.850%	3/1/11	9,000	9,000
Abbey National Treasury Services PLC (US
Branch)	0.750%	3/21/11	6,000	6,000
Bank of Montreal (Chicago Branch)	0.400%	10/8/10	4,000	4,000
Bank of Montreal (Chicago Branch)	0.400%	10/12/10	4,000	4,000
Bank of Montreal (Chicago Branch)	0.380%	10/20/10	3,000	3,000
Bank of Montreal (Chicago Branch)	0.250%	12/9/10	6,000	6,000
Bank of Nova Scotia (Houston Branch)	0.280%	11/17/10	12,000	12,000
Bank of Nova Scotia (Houston Branch)	0.260%	11/29/10	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.250%	12/3/10	4,000	4,000
Bank of Nova Scotia (Houston Branch)	0.350%	2/9/11	6,000	6,000
Commonwealth Bank of Australia	0.510%	1/25/11	1,100	1,100
Nordea Bank Finland PLC (New York Branch)	0.470%	11/4/10	6,000	6,000

Nordea Bank Finland PLC (New York Branch)	0.500%	11/5/10	6,000	6,000
Nordea Bank Finland PLC (New York Branch)	0.520%	11/10/10	4,000	4,000
Nordea Bank Finland PLC (New York Branch)	0.600%	1/4/11	3,000	3,000
Nordea Bank Finland PLC (New York Branch)	0.540%	1/10/11	2,800	2,800
Rabobank Nederland NV (New York Branch)	0.400%	10/8/10	6,000	6,000
Rabobank Nederland NV (New York Branch)	0.570%	1/12/11	3,000	3,000
Rabobank Nederland NV (New York Branch)	0.590%	1/14/11	7,000	7,000
Rabobank Nederland NV (New York Branch)	0.430%	2/4/11	5,000	5,000
Rabobank Nederland NV (New York Branch)	0.400%	2/9/11	6,000	6,000
Rabobank Nederland NV (New York Branch)	0.330%	3/7/11	5,000	5,000
Rabobank Nederland NV (New York Branch)	0.340%	3/9/11	4,000	4,000
Royal Bank of Canada (New York Branch)	0.300%	10/21/10	6,000	6,000
Royal Bank of Canada (New York Branch)	0.310%	2/28/11	11,000	11,000
Royal Bank of Canada (New York Branch)	0.310%	3/10/11	8,000	8,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.260%	11/15/10	9,000	9,000
Svenska Handelsbanken (New York Branch)	0.260%	12/15/10	12,000	12,000
Svenska Handelsbanken (New York Branch)	0.285%	1/21/11	4,000	4,000
Svenska Handelsbanken (New York Branch)	0.460%	1/27/11	3,500	3,500
Toronto Dominion Bank (New York Branch)	0.300%	10/22/10	2,000	2,000
Toronto Dominion Bank (New York Branch)	0.400%	10/28/10	6,000	6,000
Toronto Dominion Bank (New York Branch)	0.450%	11/5/10	5,800	5,800
Toronto Dominion Bank (New York Branch)	0.530%	11/10/10	4,000	4,000
Toronto Dominion Bank (New York Branch)	0.250%	12/13/10	3,000	3,000
Westpac Banking Corp. (New York Branch)	0.450%	10/1/10	1,000	1,000
				214,200
Total Certificates of Deposit (Cost $420,601)				420,601
Repurchase Agreements (4.8%)
Barclays Capital Inc.
(Dated 9/15/10, Repurchase Value
$17,006,000, collateralized by Federal
Home Loan Mortgage Corp. 1.375%-
6.750%, 1/9/13-3/15/31)	0.220%	10/7/10	17,000	17,000
Deutsche Bank Securities, Inc.
(Dated 8/4/10, Repurchase Value
$10,004,000, collateralized by U.S.
Treasury Inflation Adjusted Note 2.500%,
7/15/16)	0.210%	10/5/10	10,000	10,000
Deutsche Bank Securities, Inc.
(Dated 8/5/10, Repurchase Value
$6,102,000, collateralized by Federal Home
Loan Mortgage Assn. Discount Note
10/27/10)	0.220%	10/4/10	6,100	6,100
JP Morgan Securities Inc.
Dated 9/13/10, Repurchase Value
$5,402,000, collateralized by U.S. Treasury
Note 1.875%, 9/30/17)	0.190%	10/7/10	5,400	5,400
JP Morgan Securities Inc.
(Dated 9/30/10, Repurchase Value
$2,781,000, collateralized by U.S. Treasury
Note 1.875%, 9/30/17)	0.240%	10/1/10	2,781	2,781

RBC Capital Markets Corp.
(Dated 9/13/10, Repurchase Value
$5,402,000, collateralized by U.S. Treasury
Bill 0.000%, 10/28/10-1/20/11, U.S.
Treasury Bond 4.250%-8.750%, 8/15/20-
2/15/40, and U.S. Treasury Note 0.875%-
4.875%, 10/15/10-5/15/18)	0.190%	10/7/10	5,400	5,400
RBS Securities, Inc.
(Dated 8/16/10, Repurchase Value
$4,502,000, collateralized by U.S. Treasury
Note 4.125%, 5/15/2015)	0.210%	10/7/10	4,500	4,500
RBS Securities, Inc.
(Dated 8/5/10, Repurchase Value
$2,201,000, collateralized by U.S. Treasury
Note 3.125%, 5/15/19)	0.210%	10/4/10	2,200	2,200
Societe Generale
(Dated 8/5/10, Repurchase Value
$4,402,000, collateralized by Federal
National Mortgage Assn. 4.750%, 11/19/12)	0.220%	10/4/10	4,400	4,400
Total Repurchase Agreements (Cost $57,781)				57,781
Tax-Exempt Municipal Bonds (2.6%)
Ascension Parish LA Ind. Dev. Board Rev.
(Geismar Project) VRDO	0.260%	10/7/10	1,000	1,000
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO	0.200%	10/7/10	1,000	1,000
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO	0.220%	10/7/10	250	250
Boone County KY Pollution Rev. (Duke
Energy Inc. Project) VRDO	0.240%	10/7/10	500	500
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.) VRDO	0.260%	10/7/10	800	800
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.270%	10/7/10	200	200
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.300%	10/7/10	290	290
California Infrastructure & Econ. Dev. Bank
Rev. (Orange County Performing) VRDO	0.220%	10/7/10	400	400
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.270%	10/7/10	400	400
California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.230%	10/7/10	250	250
Connecticut State Health & Educ. Fac. Auth.
Rev. (Yale Univ.) VRDO	0.220%	10/7/10	300	300
Curators of the Univ. of Missouri System Fac.
Rev. VRDO	0.230%	10/7/10	1,000	1,000
Delaware River Port Auth. Pennsylvania &
New Jersey Rev. VRDO	0.240%	10/7/10	700	700
Fairfax County VA Econ. Dev. Auth. Rev.
VRDO	0.270%	10/7/10	100	100
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Baylor College of Medicine)
VRDO	0.280%	10/7/10	500	500
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.280%	10/7/10	150	150

Illinois Finance Auth. Rev. (Carle Foundation)
VRDO	0.250%	10/7/10	335	335
Los Angeles CA Wastewater System Rev.
VRDO	0.230%	10/7/10	240	240
Los Angeles CA Wastewater System Rev.
VRDO	0.250%	10/7/10	495	495
Los Angeles CA Wastewater System Rev.
VRDO	0.250%	10/7/10	300	300
Los Angeles CA Wastewater System Rev.
VRDO	0.250%	10/7/10	300	300
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute) VRDO	0.220%	10/7/10	500	500
Maryland Health & Higher Educ. Fac. Auth.
Rev. (Univ. of Maryland Medical System)
VRDO	0.250%	10/7/10	500	500
Massachusetts Health & Educ. Fac. Auth.
Rev. (MIT) VRDO	0.230%	10/7/10	1,000	1,000
Miami-Dade County FL Special Obligation
VRDO	0.230%	10/7/10	500	500
Missouri Health & Educ. Fac. Auth. Health
Fac. Rev. (BJC Health System) VRDO	0.230%	10/7/10	500	500
Nassau County NY GO VRDO	0.250%	10/7/10	200	200
New Hampshire Health & Educ. Fac. Auth.
Rev. (Dartmouth College) VRDO	0.200%	10/7/10	225	225
New Jersey Econ. Dev. Auth. Rev. VRDO	0.220%	10/7/10	1,000	1,000
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp. Corp.) VRDO	0.260%	10/7/10	500	500
New Jersey Transp. Trust Fund Auth. Rev.
VRDO	0.240%	10/7/10	400	400
New Mexico Finance Auth. Transp. Rev.
VRDO	0.280%	10/7/10	500	500
New York City NY GO VRDO	0.230%	10/7/10	100	100
New York City NY GO VRDO	0.250%	10/7/10	8,500	8,500
New York State Dormitory Auth. Rev. Non
State Supported Debt (Fordham Univ.)
VRDO	0.230%	10/7/10	400	400
New York State Dormitory Auth. Rev. Non
State Supported Debt (Fordham Univ.)
VRDO	0.230%	10/7/10	400	400
New York State Housing Finance Agency
Rev. (320 West 38th Street) VRDO	0.270%	10/7/10	500	500
New York State Housing Finance Agency
Rev. (Clinton Green North) VRDO	0.260%	10/7/10	300	300
New York State Housing Finance Agency
Rev. (West 31st Street) VRDO	0.260%	10/7/10	600	600
New York State Housing Finance Agency
Rev. VRDO	0.250%	10/7/10	200	200
North Texas Tollway Auth. Rev. VRDO	0.240%	10/7/10	250	250
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System)
VRDO	0.260%	10/7/10	600	600
Pittsburgh PA Water & Sewer Auth. Rev.
VRDO	0.260%	10/7/10	700	700
Raleigh Durham NC Airport Auth. Rev. VRDO	0.260%	10/7/10	310	310

5 Seattle WA Muni. Light & Power Rev. TOB
VRDO	0.310%	10/7/10	100	100
South Carolina Transp. Infrastructure Rev.
VRDO	0.250%	10/7/10	500	500
Univ. of Texas Permanent Univ. Fund Rev.
VRDO	0.190%	10/7/10	1,000	1,000
Univ. of Texas Rev. VRDO	0.200%	10/7/10	505	505
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.280%	10/7/10	250	250
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.280%	10/7/10	250	250
Washington Health Care Fac. Auth. (Swedish
Health Services) VRDO	0.250%	10/7/10	250	250
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center) VRDO	0.270%	10/7/10	300	300
Total Tax-Exempt Municipal Bonds (Cost $31,350)				31,350
Money Market Funds (1.4%)
6 Vanguard Municipal Cash Management Fund
(Cost $17,214)	0.276%		17,214,106	17,214
Total Investments (100.9%) (Cost $1,225,415)				1,225,415
Other Assets and Liabilities-Net (-0.9%)				(11,276)
Net Assets (100%)				1,214,139

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2010, the aggregate value of these securities was $112,212,000, representing 9.2% of net assets.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate value of these securities was $1,099,000, representing 0.1% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Vanguard Money Market Portfolio

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the portfolio’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of September 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.4%)
U.S. Government Securities (37.7%)
United States Treasury Note/Bond	1.000%	8/31/11	14,099	14,191
United States Treasury Note/Bond	1.000%	9/30/11	1,975	1,989
United States Treasury Note/Bond	4.500%	9/30/11	676	704
United States Treasury Note/Bond	1.000%	10/31/11	175	176
United States Treasury Note/Bond	1.750%	11/15/11	1,700	1,727
United States Treasury Note/Bond	0.750%	11/30/11	15,750	15,829
United States Treasury Note/Bond	1.125%	12/15/11	3,575	3,609
United States Treasury Note/Bond	1.000%	12/31/11	1,800	1,815
United States Treasury Note/Bond	4.625%	12/31/11	50	53
United States Treasury Note/Bond	1.125%	1/15/12	9,200	9,295
United States Treasury Note/Bond	0.875%	1/31/12	5,500	5,540
United States Treasury Note/Bond	4.750%	1/31/12	350	371
United States Treasury Note/Bond	1.375%	2/15/12	16,900	17,143
United States Treasury Note/Bond	0.875%	2/29/12	4,150	4,181
United States Treasury Note/Bond	4.625%	2/29/12	750	795
United States Treasury Note/Bond	1.000%	3/31/12	675	682
United States Treasury Note/Bond	4.500%	3/31/12	1,500	1,593
United States Treasury Note/Bond	1.375%	4/15/12	275	279
United States Treasury Note/Bond	1.000%	4/30/12	19,400	19,594
United States Treasury Note/Bond	4.500%	4/30/12	175	186
United States Treasury Note/Bond	1.375%	5/15/12	7,725	7,849
United States Treasury Note/Bond	0.750%	5/31/12	14,525	14,611
United States Treasury Note/Bond	4.750%	5/31/12	400	429
United States Treasury Note/Bond	0.625%	6/30/12	125	125
United States Treasury Note/Bond	4.875%	6/30/12	1,800	1,942
United States Treasury Note/Bond	1.500%	7/15/12	300	306
United States Treasury Note/Bond	0.625%	7/31/12	15,250	15,312
United States Treasury Note/Bond	4.625%	7/31/12	2,325	2,506
United States Treasury Note/Bond	1.750%	8/15/12	480	492
United States Treasury Note/Bond	0.375%	8/31/12	150	150
United States Treasury Note/Bond	1.375%	9/15/12	4,896	4,987
United States Treasury Note/Bond	0.375%	9/30/12	9,000	8,990
United States Treasury Note/Bond	4.250%	9/30/12	100	108
United States Treasury Note/Bond	1.375%	10/15/12	5,625	5,730
United States Treasury Note/Bond	3.875%	10/31/12	3,000	3,216
United States Treasury Note/Bond	1.375%	11/15/12	6,125	6,242
United States Treasury Note/Bond	4.000%	11/15/12	875	942
United States Treasury Note/Bond	3.375%	11/30/12	2,625	2,792
United States Treasury Note/Bond	1.125%	12/15/12	21,485	21,787
United States Treasury Note/Bond	1.375%	1/15/13	29,140	29,714
United States Treasury Note/Bond	2.750%	2/28/13	1,005	1,060
United States Treasury Note/Bond	1.375%	3/15/13	22,300	22,760
United States Treasury Note/Bond	1.375%	5/15/13	500	510
United States Treasury Note/Bond	3.625%	5/15/13	1,000	1,082
United States Treasury Note/Bond	3.500%	5/31/13	3,175	3,426
United States Treasury Note/Bond	1.125%	6/15/13	9,200	9,331
United States Treasury Note/Bond	3.375%	6/30/13	575	619
United States Treasury Note/Bond	1.000%	7/15/13	2,900	2,932
United States Treasury Note/Bond	3.375%	7/31/13	425	459

United States Treasury Note/Bond	0.750%	8/15/13	40,895	41,055
United States Treasury Note/Bond	3.125%	8/31/13	275	295
United States Treasury Note/Bond	0.750%	9/15/13	850	853
United States Treasury Note/Bond	3.125%	9/30/13	11,375	12,212
United States Treasury Note/Bond	2.750%	10/31/13	6,250	6,646
United States Treasury Note/Bond	4.250%	11/15/13	475	528
United States Treasury Note/Bond	2.000%	11/30/13	1,775	1,848
United States Treasury Note/Bond	1.500%	12/31/13	300	307
United States Treasury Note/Bond	1.750%	1/31/14	400	413
United States Treasury Note/Bond	1.875%	2/28/14	2,800	2,903
United States Treasury Note/Bond	1.750%	3/31/14	3,250	3,356
United States Treasury Note/Bond	2.625%	6/30/14	15,775	16,798
United States Treasury Note/Bond	2.625%	7/31/14	16,120	17,165
United States Treasury Note/Bond	2.375%	8/31/14	8,175	8,626
United States Treasury Note/Bond	2.375%	9/30/14	725	765
United States Treasury Note/Bond	2.375%	10/31/14	5,200	5,489
United States Treasury Note/Bond	2.125%	11/30/14	9,650	10,087
United States Treasury Note/Bond	2.625%	12/31/14	3,975	4,236
United States Treasury Note/Bond	2.250%	1/31/15	2,150	2,257
United States Treasury Note/Bond	4.000%	2/15/15	415	467
United States Treasury Note/Bond	11.250%	2/15/15	5,775	8,286
United States Treasury Note/Bond	2.375%	2/28/15	16,875	17,798
United States Treasury Note/Bond	2.500%	3/31/15	10,950	11,610
United States Treasury Note/Bond	2.500%	4/30/15	7,100	7,528
United States Treasury Note/Bond	4.125%	5/15/15	1,425	1,615
United States Treasury Note/Bond	2.125%	5/31/15	2,350	2,451
United States Treasury Note/Bond	1.875%	6/30/15	1,500	1,546
United States Treasury Note/Bond	4.250%	8/15/15	575	657
United States Treasury Note/Bond	10.625%	8/15/15	35	51
United States Treasury Note/Bond	1.250%	8/31/15	2,415	2,415
United States Treasury Note/Bond	1.250%	9/30/15	12,000	11,985
United States Treasury Note/Bond	9.875%	11/15/15	1,450	2,066
United States Treasury Note/Bond	9.250%	2/15/16	75	106
United States Treasury Note/Bond	2.625%	2/29/16	6,875	7,307
United States Treasury Note/Bond	2.375%	3/31/16	1,800	1,888
United States Treasury Note/Bond	2.625%	4/30/16	225	239
United States Treasury Note/Bond	5.125%	5/15/16	14,200	17,007
United States Treasury Note/Bond	7.250%	5/15/16	685	898
United States Treasury Note/Bond	3.250%	5/31/16	2,100	2,299
United States Treasury Note/Bond	3.250%	6/30/16	700	766
United States Treasury Note/Bond	4.875%	8/15/16	1,500	1,781
United States Treasury Note/Bond	3.000%	8/31/16	10,000	10,789
United States Treasury Note/Bond	3.000%	9/30/16	6,625	7,146
United States Treasury Note/Bond	3.125%	10/31/16	1,600	1,737
United States Treasury Note/Bond	4.625%	11/15/16	250	294
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,812
United States Treasury Note/Bond	3.250%	12/31/16	20,525	22,404
United States Treasury Note/Bond	3.125%	1/31/17	800	867
United States Treasury Note/Bond	4.625%	2/15/17	200	235
United States Treasury Note/Bond	3.000%	2/28/17	2,225	2,393
United States Treasury Note/Bond	3.250%	3/31/17	12,425	13,549
United States Treasury Note/Bond	8.750%	5/15/17	6,875	9,872
United States Treasury Note/Bond	2.500%	6/30/17	10,750	11,197
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,583
United States Treasury Note/Bond	8.875%	8/15/17	6,850	9,962
United States Treasury Note/Bond	1.875%	8/31/17	11,725	11,716
United States Treasury Note/Bond	3.875%	5/15/18	1,550	1,750
United States Treasury Note/Bond	9.125%	5/15/18	450	679

United States Treasury Note/Bond	4.000%	8/15/18	11,900	13,531
United States Treasury Note/Bond	3.750%	11/15/18	19,175	21,422
United States Treasury Note/Bond	2.750%	2/15/19	500	519
United States Treasury Note/Bond	8.875%	2/15/19	1,835	2,773
United States Treasury Note/Bond	3.125%	5/15/19	800	850
United States Treasury Note/Bond	3.625%	8/15/19	7,350	8,082
United States Treasury Note/Bond	8.125%	8/15/19	195	285
United States Treasury Note/Bond	3.375%	11/15/19	15,850	17,078
United States Treasury Note/Bond	3.625%	2/15/20	12,625	13,846
United States Treasury Note/Bond	8.500%	2/15/20	65	98
United States Treasury Note/Bond	3.500%	5/15/20	3,240	3,517
United States Treasury Note/Bond	2.625%	8/15/20	8,785	8,867
United States Treasury Note/Bond	8.750%	8/15/20	9,225	14,254
United States Treasury Note/Bond	7.875%	2/15/21	2,880	4,267
United States Treasury Note/Bond	8.125%	5/15/21	360	544
United States Treasury Note/Bond	8.000%	11/15/21	1,070	1,614
United States Treasury Note/Bond	7.625%	11/15/22	40	60
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,438
United States Treasury Note/Bond	6.250%	8/15/23	16,525	22,381
United States Treasury Note/Bond	6.875%	8/15/25	5,325	7,736
United States Treasury Note/Bond	6.000%	2/15/26	50	68
United States Treasury Note/Bond	6.750%	8/15/26	880	1,280
United States Treasury Note/Bond	6.500%	11/15/26	475	676
United States Treasury Note/Bond	6.625%	2/15/27	1,765	2,547
United States Treasury Note/Bond	6.375%	8/15/27	2,735	3,864
United States Treasury Note/Bond	5.500%	8/15/28	20	26
United States Treasury Note/Bond	5.250%	11/15/28	535	676
United States Treasury Note/Bond	5.250%	2/15/29	2,400	3,033
United States Treasury Note/Bond	6.125%	8/15/29	480	668
United States Treasury Note/Bond	6.250%	5/15/30	550	778
United States Treasury Note/Bond	4.500%	2/15/36	7,650	8,793
United States Treasury Note/Bond	4.750%	2/15/37	4,100	4,901
United States Treasury Note/Bond	5.000%	5/15/37	1,225	1,521
United States Treasury Note/Bond	4.375%	2/15/38	750	845
United States Treasury Note/Bond	3.500%	2/15/39	250	242
United States Treasury Note/Bond	4.250%	5/15/39	5,900	6,487
United States Treasury Note/Bond	4.500%	8/15/39	16,616	19,020
United States Treasury Note/Bond	4.375%	11/15/39	4,242	4,757
United States Treasury Note/Bond	4.625%	2/15/40	2,350	2,744
United States Treasury Note/Bond	4.375%	5/15/40	3,280	3,682
United States Treasury Note/Bond	3.875%	8/15/40	1,725	1,783
				829,304
Agency Bonds and Notes (6.2%)
1 American Express Bank FSB	3.150%	12/9/11	500	516
1 Bank of America Corp.	2.100%	4/30/12	1,425	1,461
1 Bank of America Corp.	3.125%	6/15/12	700	729
1 Bank of America Corp.	2.375%	6/22/12	750	774
1 Bank of America NA	1.700%	12/23/10	350	351
1 Bank of the West	2.150%	3/27/12	300	308
1 Citibank NA	1.625%	3/30/11	200	201
1 Citibank NA	1.875%	5/7/12	475	485
1 Citibank NA	1.750%	12/28/12	550	563
1 Citigroup Funding Inc.	2.000%	3/30/12	200	204
1 Citigroup Funding Inc.	2.125%	7/12/12	325	334
1 Citigroup Funding Inc.	1.875%	10/22/12	475	487
1 Citigroup Funding Inc.	2.250%	12/10/12	125	129
1 Citigroup Inc.	2.875%	12/9/11	525	540

1	Citigroup Inc.	2.125%	4/30/12	1,250	1,282
	Egypt Government AID Bonds	4.450%	9/15/15	650	734
2	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	75	76
2	Federal Farm Credit Bank	2.250%	4/24/12	2,675	2,750
2	Federal Farm Credit Bank	2.125%	6/18/12	375	386
2	Federal Farm Credit Bank	4.500%	10/17/12	100	108
2	Federal Farm Credit Bank	1.875%	12/7/12	250	256
2	Federal Farm Credit Bank	1.750%	2/21/13	225	231
2	Federal Farm Credit Bank	1.375%	6/25/13	150	152
2	Federal Farm Credit Bank	3.875%	10/7/13	150	163
2	Federal Farm Credit Bank	2.625%	4/17/14	250	264
2	Federal Farm Credit Bank	3.000%	9/22/14	300	321
2	Federal Farm Credit Bank	4.875%	12/16/15	175	203
2	Federal Farm Credit Bank	5.125%	8/25/16	225	266
2	Federal Farm Credit Bank	4.875%	1/17/17	250	291
2	Federal Farm Credit Bank	5.150%	11/15/19	500	591
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	75	83
2	Federal Home Loan Banks	4.875%	11/18/11	400	420
2	Federal Home Loan Banks	1.000%	12/28/11	500	504
2	Federal Home Loan Banks	1.125%	5/18/12	250	253
2	Federal Home Loan Banks	1.375%	6/8/12	200	203
2	Federal Home Loan Banks	1.875%	6/20/12	950	973
2	Federal Home Loan Banks	0.875%	8/22/12	2,600	2,618
2	Federal Home Loan Banks	1.750%	8/22/12	1,475	1,510
2	Federal Home Loan Banks	1.625%	9/26/12	400	409
2.3 Federal Home Loan Banks		2.000%	10/5/12	270	270
2	Federal Home Loan Banks	1.500%	1/16/13	1,850	1,885
2	Federal Home Loan Banks	3.375%	2/27/13	300	319
2	Federal Home Loan Banks	1.625%	3/20/13	450	460
2	Federal Home Loan Banks	3.875%	6/14/13	175	190
2	Federal Home Loan Banks	1.875%	6/21/13	2,565	2,642
2	Federal Home Loan Banks	5.125%	8/14/13	530	595
2	Federal Home Loan Banks	4.000%	9/6/13	825	902
2	Federal Home Loan Banks	5.250%	9/13/13	875	986
2	Federal Home Loan Banks	4.500%	9/16/13	700	775
2	Federal Home Loan Banks	3.625%	10/18/13	475	515
2	Federal Home Loan Banks	4.875%	11/27/13	675	755
2	Federal Home Loan Banks	3.125%	12/13/13	250	267
2	Federal Home Loan Banks	2.500%	6/13/14	375	394
2	Federal Home Loan Banks	5.500%	8/13/14	700	816
2	Federal Home Loan Banks	4.500%	11/14/14	350	394
2	Federal Home Loan Banks	2.750%	12/12/14	200	212
2	Federal Home Loan Banks	5.375%	5/18/16	1,800	2,149
2	Federal Home Loan Banks	5.125%	10/19/16	525	617
2	Federal Home Loan Banks	4.750%	12/16/16	1,200	1,394
2	Federal Home Loan Banks	4.875%	5/17/17	550	645
2	Federal Home Loan Banks	5.000%	11/17/17	375	445
2	Federal Home Loan Banks	4.125%	3/13/20	175	193
2	Federal Home Loan Banks	5.250%	12/11/20	425	510
2	Federal Home Loan Banks	5.625%	6/11/21	35	43
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	2,250	2,406
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	800	820
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	800	817
2	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	500	541
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	2,000	2,185
2	Federal Home Loan Mortgage Corp.	1.000%	8/28/12	1,200	1,210
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	4,250	4,382
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	1,075	1,164

2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	425	458
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	650	660
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	3,500	3,582
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	600	648
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	275	303
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	200	219
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	300	300
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	300	336
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	275	288
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	700	780
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	2,775	2,912
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,225	2,541
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,000	2,137
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	575	612
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	700	706
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	738
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	375	450
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	238
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	645
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,250	1,357
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	552
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,134
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	250	335
2 Federal National Mortgage Assn.	5.000%	10/15/11	1,025	1,074
2 Federal National Mortgage Assn.	1.000%	11/23/11	50	50
2 Federal National Mortgage Assn.	2.000%	1/9/12	1,000	1,021
2 Federal National Mortgage Assn.	0.875%	1/12/12	900	906
2 Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,569
2 Federal National Mortgage Assn.	1.000%	4/4/12	450	454
2 Federal National Mortgage Assn.	1.875%	4/20/12	325	332
2 Federal National Mortgage Assn.	4.875%	5/18/12	750	804
2 Federal National Mortgage Assn.	1.250%	6/22/12	70	71
2 Federal National Mortgage Assn.	1.125%	7/30/12	1,050	1,062
2 Federal National Mortgage Assn.	5.250%	8/1/12	150	162
2 Federal National Mortgage Assn.	1.750%	8/10/12	725	742
2 Federal National Mortgage Assn.	4.375%	9/15/12	1,950	2,095
2 Federal National Mortgage Assn.	0.625%	9/24/12	400	401
2 Federal National Mortgage Assn.	3.625%	2/12/13	2,350	2,510
2 Federal National Mortgage Assn.	4.750%	2/21/13	600	656
2 Federal National Mortgage Assn.	4.375%	3/15/13	250	272
2 Federal National Mortgage Assn.	0.850%	4/8/13	750	750
2 Federal National Mortgage Assn.	4.625%	5/1/13	750	812
2 Federal National Mortgage Assn.	1.750%	5/7/13	350	359
2 Federal National Mortgage Assn.	1.250%	8/20/13	275	278
2 Federal National Mortgage Assn.	4.625%	10/15/13	2,975	3,310
2 Federal National Mortgage Assn.	2.875%	12/11/13	625	664
2 Federal National Mortgage Assn.	2.750%	2/5/14	1,500	1,587
2 Federal National Mortgage Assn.	2.750%	3/13/14	2,425	2,566
2 Federal National Mortgage Assn.	2.500%	5/15/14	450	472
2 Federal National Mortgage Assn.	3.000%	9/16/14	450	481
2 Federal National Mortgage Assn.	4.625%	10/15/14	725	822
2 Federal National Mortgage Assn.	2.625%	11/20/14	2,900	3,058
2 Federal National Mortgage Assn.	2.375%	7/28/15	250	260
2 Federal National Mortgage Assn.	4.375%	10/15/15	1,725	1,956
2 Federal National Mortgage Assn.	1.625%	10/26/15	600	601
2 Federal National Mortgage Assn.	5.250%	9/15/16	1,150	1,365
2 Federal National Mortgage Assn.	4.875%	12/15/16	500	583
2 Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,257

2	Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,352
2	Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,199
2	Federal National Mortgage Assn.	6.250%	5/15/29	175	230
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,329
2	Federal National Mortgage Assn.	7.250%	5/15/30	300	437
2	Federal National Mortgage Assn.	6.625%	11/15/30	300	413
2	Federal National Mortgage Assn.	5.625%	7/15/37	425	526
2	Financing Corp. Fico	9.650%	11/2/18	225	339
1	General Electric Capital Corp.	1.800%	3/11/11	750	755
1	General Electric Capital Corp.	3.000%	12/9/11	1,150	1,185
1	General Electric Capital Corp.	2.250%	3/12/12	425	436
1	General Electric Capital Corp.	2.200%	6/8/12	900	925
1	General Electric Capital Corp.	2.125%	12/21/12	475	490
1	General Electric Capital Corp.	2.625%	12/28/12	350	365
1	Goldman Sachs Group Inc.	1.700%	3/15/11	300	302
1	Goldman Sachs Group Inc.	2.150%	3/15/12	175	179
1	Goldman Sachs Group Inc.	3.250%	6/15/12	625	654
1	HSBC USA Inc.	3.125%	12/16/11	375	387
	Israel Government AID Bond	5.500%	9/18/23	150	185
	Israel Government AID Bond	5.500%	12/4/23	50	62
	Israel Government AID Bond	5.500%	4/26/24	325	403
1	JPMorgan Chase & Co.	1.650%	2/23/11	500	503
1	JPMorgan Chase & Co.	3.125%	12/1/11	275	284
1	JPMorgan Chase & Co.	2.200%	6/15/12	500	514
1	JPMorgan Chase & Co.	2.125%	6/22/12	350	360
1	JPMorgan Chase & Co.	2.125%	12/26/12	825	853
1	Morgan Stanley	2.900%	12/1/10	300	301
1	Morgan Stanley	3.250%	12/1/11	800	826
1	Morgan Stanley	1.950%	6/20/12	725	743
	Private Export Funding Corp.	3.050%	10/15/14	250	267
	Private Export Funding Corp.	4.375%	3/15/19	200	224
	Private Export Funding Corp.	4.300%	12/15/21	75	83
1	Regions Bank	2.750%	12/10/10	450	452
1	Sovereign Bank	2.750%	1/17/12	200	206
1	State Street Corp.	2.150%	4/30/12	325	333
2	Tennessee Valley Authority	5.500%	7/18/17	275	332
2	Tennessee Valley Authority	4.500%	4/1/18	175	200
2	Tennessee Valley Authority	6.750%	11/1/25	50	68
2	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,406
2	Tennessee Valley Authority	4.650%	6/15/35	175	187
2	Tennessee Valley Authority	5.500%	6/15/38	100	118
2	Tennessee Valley Authority	5.250%	9/15/39	225	261
2	Tennessee Valley Authority	4.875%	1/15/48	100	112
2	Tennessee Valley Authority	5.375%	4/1/56	50	60
2	Tennessee Valley Authority	4.625%	9/15/60	100	105
11 US Central Federal Credit Union		1.900%	10/19/12	250	256
1	Wells Fargo & Co.	3.000%	12/9/11	850	876
1	Wells Fargo & Co.	2.125%	6/15/12	275	283
[11] Western Corporate Federal Credit Union		1.750%	11/2/12	125	128
					136,814
Conventional Mortgage-Backed Securities (26.4%)
[2,3] Fannie Mae Pool		4.000%	12/1/10–8/1/40	20,628	21,509
[2,3] Fannie Mae Pool		4.500%	9/1/11–10/1/40	42,442	44,643
[2,3] Fannie Mae Pool		5.000%	1/1/12–10/1/40	85,496	90,860
[2,3] Fannie Mae Pool		5.500%	11/1/16–10/1/40	62,513	66,610
[2,3] Fannie Mae Pool		6.000%	8/1/11–10/1/40	44,244	47,845
[2,3] Fannie Mae Pool		6.500%	5/1/11–1/1/39	14,080	15,485

[2,3] Fannie Mae Pool		7.000%	11/1/10–11/1/37	3,709	4,145
[2,3] Fannie Mae Pool		7.500%	11/1/11–7/1/32	205	228
[2,3] Fannie Mae Pool		8.000%	11/1/11–11/1/30	80	91
[2,3] Fannie Mae Pool		8.500%	7/1/22–4/1/31	33	37
[2,3] Fannie Mae Pool		9.000%	7/1/22–12/1/24	4	5
[2,3] Fannie Mae Pool		9.500%	12/1/18–2/1/25	6	6
[2,3] Fannie Mae Pool		10.000%	8/1/20–8/1/21	2	2
[2,3] Fannie Mae Pool		10.500%	8/1/20	1	1
[2,3] Freddie Mac Gold Pool		4.000%	7/1/18–10/1/40	14,766	14,418
[2,3] Freddie Mac Gold Pool		4.500%	1/1/18–10/1/40	31,250	32,773
[2,3] Freddie Mac Gold Pool		5.000%	10/1/17–8/1/40	46,609	46,093
[2,3] Freddie Mac Gold Pool		5.500%	12/1/13–10/1/40	46,233	49,048
[2,3] Freddie Mac Gold Pool		6.000%	5/1/12–10/1/39	27,685	29,841
[2,3] Freddie Mac Gold Pool		6.500%	11/1/10–4/1/39	7,288	7,995
[2,3] Freddie Mac Gold Pool		7.000%	4/1/11–2/1/37	1,988	2,220
[2,3] Freddie Mac Gold Pool		7.500%	11/1/11–12/1/30	142	158
[2,3] Freddie Mac Gold Pool		8.000%	12/1/15–7/1/30	129	143
[2,3] Freddie Mac Gold Pool		8.500%	3/1/23–11/1/30	59	66
[2,3] Freddie Mac Gold Pool		9.000%	5/1/27–5/1/30	6	7
[2,3] Freddie Mac Gold Pool		9.500%	1/1/25	1	1
[2,3] Freddie Mac Gold Pool		10.000%	3/1/17	3	3
[2,3] Freddie Mac Non Gold Pool		10.000%	11/1/19	1	1
3	Ginnie Mae I Pool	4.000%	4/15/39–10/1/40	3,356	3,470
3	Ginnie Mae I Pool	4.500%	8/15/18–1/15/40	21,601	22,756
3	Ginnie Mae I Pool	5.500%	6/15/18–10/1/40	20,265	16,459
3	Ginnie Mae I Pool	6.000%	4/15/11–10/1/40	9,610	10,453
3	Ginnie Mae I Pool	6.500%	5/15/13–2/15/39	4,751	5,249
3	Ginnie Mae I Pool	7.000%	11/15/11–1/15/32	347	389
3	Ginnie Mae I Pool	7.500%	6/15/12–1/15/31	155	171
3	Ginnie Mae I Pool	8.000%	2/15/22–12/15/30	102	113
3	Ginnie Mae I Pool	8.500%	2/15/22–7/15/30	24	27
3	Ginnie Mae I Pool	9.000%	4/15/16–7/15/30	46	52
3	Ginnie Mae I Pool	9.500%	4/15/17–12/15/21	7	8
3	Ginnie Mae I Pool	10.000%	5/15/20	1	1
3	Ginnie Mae I Pool	10.500%	5/15/19	10	12
3	Ginnie Mae II Pool	4.500%	10/1/40	14,400	15,129
3	Ginnie Mae II Pool	5.000%	3/20/18–10/1/40	16,551	17,016
3	Ginnie Mae II Pool	5.500%	6/20/34–10/1/40	7,067	7,606
3	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	5,213	5,669
3	Ginnie Mae II Pool	6.500%	12/20/35–12/20/37	1,829	2,014
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	165	184
					581,012
Nonconventional Mortgage-Backed Securities (1.1%)
[2,3] Fannie Mae Pool		2.691%	1/1/35	224	233
[2,3] Fannie Mae Pool		2.744%	11/1/34	123	126
[2,3] Fannie Mae Pool		2.791%	10/1/34	103	105
[2,3] Fannie Mae Pool		3.070%	4/1/36	203	215
[2,3] Fannie Mae Pool		3.110%	9/1/34	37	38
[2,3] Fannie Mae Pool		3.200%	8/1/40	448	464
[2,3] Fannie Mae Pool		3.237%	9/1/40	450	466
[2,3] Fannie Mae Pool		3.298%	1/1/40	360	373
[2,3] Fannie Mae Pool		3.394%	5/1/37	129	134
[2,3] Fannie Mae Pool		3.402%	5/1/40	234	243
[2,3] Fannie Mae Pool		3.520%	3/1/40	868	905
[2,3] Fannie Mae Pool		3.879%	8/1/35	493	506
[2,3] Fannie Mae Pool		4.136%	5/1/34	64	66
[2,3] Fannie Mae Pool		4.355%	12/1/35	276	290

[2,3] Fannie Mae Pool	4.540%	11/1/34	243	257
[2,3] Fannie Mae Pool	4.602%	9/1/35	127	131
[2,3] Fannie Mae Pool	4.620%	8/1/35	520	547
[2,3] Fannie Mae Pool	4.625%	9/1/34	161	174
[2,3] Fannie Mae Pool	4.642%	11/1/33	51	54
[2,3] Fannie Mae Pool	4.792%	6/1/34	92	95
[2,3] Fannie Mae Pool	4.903%	2/1/36	64	66
[2,3] Fannie Mae Pool	4.909%	12/1/35	418	430
[2,3] Fannie Mae Pool	4.952%	11/1/35	144	153
[2,3] Fannie Mae Pool	5.025%	12/1/33	76	81
[2,3] Fannie Mae Pool	5.046%	12/1/35	376	386
[2,3] Fannie Mae Pool	5.058%	8/1/37	372	392
[2,3] Fannie Mae Pool	5.113%	3/1/37	187	198
[2,3] Fannie Mae Pool	5.138%	3/1/38	269	288
[2,3] Fannie Mae Pool	5.172%	8/1/38	21	23
[2,3] Fannie Mae Pool	5.266%	7/1/38	28	30
[2,3] Fannie Mae Pool	5.342%	12/1/35	221	234
[2,3] Fannie Mae Pool	5.386%	2/1/36	108	113
[2,3] Fannie Mae Pool	5.409%	6/1/36	117	122
[2,3] Fannie Mae Pool	5.495%	1/1/37	163	171
[2,3] Fannie Mae Pool	5.576%	2/1/37	318	336
[2,3] Fannie Mae Pool	5.590%	5/1/36	137	147
[2,3] Fannie Mae Pool	5.625%	6/1/37	102	107
[2,3] Fannie Mae Pool	5.634%	7/1/36	78	83
[2,3] Fannie Mae Pool	5.653%	3/1/37	570	607
[2,3] Fannie Mae Pool	5.659%	2/1/37	407	433
[2,3] Fannie Mae Pool	5.660%	3/1/37	451	479
[2,3] Fannie Mae Pool	5.663%	9/1/36	105	110
[2,3] Fannie Mae Pool	5.671%	3/1/37	169	180
[2,3] Fannie Mae Pool	5.689%	1/1/36	102	108
[2,3] Fannie Mae Pool	5.713%	12/1/37	394	435
[2,3] Fannie Mae Pool	5.726%	4/1/37	95	100
[2,3] Fannie Mae Pool	5.726%	4/1/37	194	208
[2,3] Fannie Mae Pool	5.751%	4/1/36	192	199
[2,3] Fannie Mae Pool	5.833%	9/1/36	453	484
[2,3] Fannie Mae Pool	5.884%	8/1/37	163	171
[2,3] Fannie Mae Pool	5.923%	10/1/37	248	267
[2,3] Fannie Mae Pool	5.941%	11/1/36	369	395
[2,3] Fannie Mae Pool	5.997%	6/1/36	28	30
[2,3] Fannie Mae Pool	6.305%	9/1/37	165	177
[2,3] Freddie Mac Non Gold Pool	2.667%	12/1/34	222	229
[2,3] Freddie Mac Non Gold Pool	2.673%	9/1/34	127	133
[2,3] Freddie Mac Non Gold Pool	2.946%	1/1/35	14	15
[2,3] Freddie Mac Non Gold Pool	3.076%	12/1/34	143	150
[2,3] Freddie Mac Non Gold Pool	3.290%	6/1/40	595	618
[2,3] Freddie Mac Non Gold Pool	3.331%	4/1/40	308	320
[2,3] Freddie Mac Non Gold Pool	3.366%	5/1/40	315	327
[2,3] Freddie Mac Non Gold Pool	3.426%	5/1/40	313	326
[2,3] Freddie Mac Non Gold Pool	3.559%	6/1/40	408	426
[2,3] Freddie Mac Non Gold Pool	3.595%	6/1/40	765	794
[2,3] Freddie Mac Non Gold Pool	3.627%	1/1/40	321	336
[2,3] Freddie Mac Non Gold Pool	3.857%	3/1/36	209	218
[2,3] Freddie Mac Non Gold Pool	4.590%	7/1/35	134	141
[2,3] Freddie Mac Non Gold Pool	4.607%	11/1/34	193	206
[2,3] Freddie Mac Non Gold Pool	5.008%	5/1/35	232	245
[2,3] Freddie Mac Non Gold Pool	5.276%	3/1/38	320	344
[2,3] Freddie Mac Non Gold Pool	5.311%	3/1/36	238	247
[2,3] Freddie Mac Non Gold Pool	5.349%	12/1/35	157	167

[2,3] Freddie Mac Non Gold Pool		5.422%	4/1/37	322	341
[2,3] Freddie Mac Non Gold Pool		5.437%	3/1/37	207	219
[2,3] Freddie Mac Non Gold Pool		5.507%	2/1/36	201	215
[2,3] Freddie Mac Non Gold Pool		5.551%	4/1/37	207	220
[2,3] Freddie Mac Non Gold Pool		5.564%	5/1/36	194	203
[2,3] Freddie Mac Non Gold Pool		5.610%	7/1/36	130	137
[2,3] Freddie Mac Non Gold Pool		5.644%	12/1/36	280	294
[2,3] Freddie Mac Non Gold Pool		5.667%	4/1/37	147	156
[2,3] Freddie Mac Non Gold Pool		5.688%	3/1/37	440	467
[2,3] Freddie Mac Non Gold Pool		5.711%	6/1/37	572	608
[2,3] Freddie Mac Non Gold Pool		5.714%	9/1/36	653	699
[2,3] Freddie Mac Non Gold Pool		5.778%	5/1/36	114	123
[2,3] Freddie Mac Non Gold Pool		5.816%	10/1/37	288	307
[2,3] Freddie Mac Non Gold Pool		5.825%	12/1/36	115	123
[2,3] Freddie Mac Non Gold Pool		5.846%	8/1/37	194	207
[2,3] Freddie Mac Non Gold Pool		5.865%	5/1/37	236	253
[2,3] Freddie Mac Non Gold Pool		5.953%	10/1/37	67	72
[2,3] Freddie Mac Non Gold Pool		6.115%	12/1/36	214	230
[2,3] Freddie Mac Non Gold Pool		6.231%	6/1/37	119	126
[2,3] Freddie Mac Non Gold Pool		6.398%	2/1/37	110	119
					23,526
Total U.S. Government and Agency Obligations (Cost $1,495,925)					1,570,656
Asset-Backed/Commercial Mortgage-Backed Securities (3.9%)
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	441	448
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	113	114
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	50	52
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	510	537
[3,4] Banc of America Commercial Mortgage Inc.		5.228%	11/10/42	75	79
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	115	105
[3,4] Banc of America Commercial Mortgage Inc.		5.963%	5/10/45	85	72
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	250	269
[3,4] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	5	5
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	700	764
[3,4] Banc of America Commercial Mortgage Inc.		5.120%	10/10/45	700	719
[3,4] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	10	10
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	500	542
[3,4] Banc of America Commercial Mortgage Inc.		5.346%	9/10/47	50	51
[3,4] Banc of America Commercial Mortgage Inc.		5.346%	9/10/47	90	86
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	425	442
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	50	46
[3,4] Banc of America Commercial Mortgage Inc.		5.523%	1/15/49	75	42
[3,4] Banc of America Commercial Mortgage Inc.		6.339%	2/10/51	725	792
5	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	249
5	Bank of Scotland PLC	5.250%	2/21/17	375	411
3	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	1,100	1,135
3	Bear Stearns Commercial Mortgage
	Securities	5.678%	4/12/38	175	191
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.678%	4/12/38	125	130
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.946%	9/11/38	125	123
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.946%	9/11/38	75	63
3	Bear Stearns Commercial Mortgage
	Securities	5.623%	3/11/39	125	136

3	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	675	719
3	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	200	212
3	Bear Stearns Commercial Mortgage
	Securities	5.854%	6/11/40	1,100	1,151
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.907%	6/11/40	75	52
3	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	110	97
3	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	95	94
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	120	119
3	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	100	103
3	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	825	903
3	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	175	192
3	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	354	354
3	Bear Stearns Commercial Mortgage
	Securities	5.296%	10/12/42	600	660
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	190	190
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	100	75
3	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	1,200	1,287
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	200	187
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/13/50	275	288
3	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/13/50	400	426
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	315	321
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	275	282
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	1,000	1,146
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	100	120
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	215	221
3	Chase Issuance Trust	4.650%	12/17/12	900	901
3	Chase Issuance Trust	4.650%	3/15/15	1,000	1,092
3	Chase Issuance Trust	5.400%	7/15/15	250	280
5	Cie de Financement Foncier	2.125%	4/22/13	150	153
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	115	118
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	525	591
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	100	111
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	125	149
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	25	25
[3,4] Citigroup Commercial Mortgage Trust		5.919%	3/15/49	575	631
3	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	100	99
3	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	50	41
[3,4] Citigroup Commercial Mortgage Trust		5.887%	12/10/49	135	126
[3,4] Citigroup Commercial Mortgage Trust		5.887%	12/10/49	600	648
[3,4] Citigroup Commercial Mortgage Trust		6.294%	12/10/49	425	454
[3,4] Citigroup Commercial Mortgage Trust		6.294%	12/10/49	190	178

3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.395%	7/15/44	760	836
[3,4] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.396%	7/15/44	25	25
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	500	539
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	250	236
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.688%	10/15/48	75	57
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	650	675
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	350	362
[3,5] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	618	694
3	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	425	444
3	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	500	523
3	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	500	539
3	Commercial Mortgage Pass Through
	Certificates	5.960%	6/10/46	600	660
[3,4] Commercial Mortgage Pass Through
	Certificates	5.986%	6/10/46	100	101
3	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	150	155
[3,4] Commercial Mortgage Pass Through
	Certificates	6.009%	12/10/49	550	601
[3,4] Countrywide Home Loan Mortgage Pass
	Through Trust	2.934%	5/25/33	115	92
3	Credit Suisse First Boston Mortgage
	Securities Corp.	6.380%	12/18/35	127	127
[3,4] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	260	273
3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	25	21
[3,4] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	130	140
[3,4] Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	85	81
3	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	325	339
[3,4] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	50	51
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	700	753
[3,4] Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	75	65
[3,4] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	85	78
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	30	29
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	400	432
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	650	711
[3,4] Credit Suisse Mortgage Capital Certificates		5.728%	2/15/39	200	195
[3,4] Credit Suisse Mortgage Capital Certificates		5.728%	2/15/39	75	67
[3,4] Credit Suisse Mortgage Capital Certificates		5.910%	6/15/39	850	856

3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	50	44
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	450	460
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	175	171
[3,4] CW Capital Cobalt Ltd.		6.013%	5/15/46	1,000	1,015
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	150	151
3	Discover Card Master Trust	5.650%	12/15/15	600	672
3	Discover Card Master Trust	5.650%	3/16/20	225	267
3	Fifth Third Auto Trust	4.070%	1/17/12	103	103
[3,4] First Union Commercial Mortgage Trust		6.767%	10/15/35	128	130
3	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	291	301
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	450	464
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	125	130
3	Ford Credit Auto Owner Trust	2.150%	6/15/15	425	439
[3,4] GE Capital Commercial Mortgage Corp.		5.514%	3/10/44	1,175	1,283
[3,4] GE Capital Commercial Mortgage Corp.		5.514%	3/10/44	175	178
3	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	90	94
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	350	365
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	200	202
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	318
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	50	50
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	100	106
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	700	762
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	262	266
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	625	674
[3,4] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	150	148
[3,4] Greenwich Capital Commercial Funding Corp.		6.080%	7/10/38	100	100
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	50	45
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,025	1,088
[3,4] Greenwich Capital Commercial Funding Corp.		4.859%	8/10/42	50	45
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	335	339
[3,4] GS Mortgage Securities Corp. II		5.553%	4/10/38	350	379
[3,4] GS Mortgage Securities Corp. II		5.622%	4/10/38	150	147
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	600	652
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	225	232
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	42	42
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.200%	7/12/35	233	239
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	75	76
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.524%	8/12/37	50	45
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	125	126
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	1,022	1,086
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	150	158
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.539%	6/12/41	500	538
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.697%	7/15/42	500	516
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	105	105
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.499%	1/12/43	5	4

[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.627%	12/12/44	75	74
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.676%	12/12/44	25	19
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.405%	12/15/44	105	105
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.484%	12/15/44	35	31
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.062%	4/15/45	90	69
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.062%	4/15/45	550	611
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.062%	4/15/45	40	40
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	175	158
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.623%	5/12/45	50	37
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	115	114
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	200	213
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	250	261
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.990%	6/15/49	349	370
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.005%	6/15/49	300	310
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	935	1,006
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	250	257
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	275	283
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	700	756
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	310	330
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	23	23
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	250	273
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	75	72
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	475	496
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	100	107
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	575	598
[3,4] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	225	244
[3,4] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	475	508
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	60	59
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	75	78
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	575	603
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	125	111
[3,4] LB-UBS Commercial Mortgage Trust		5.057%	9/15/40	50	45
[3,4] LB-UBS Commercial Mortgage Trust		5.276%	2/15/41	75	62
[3,4] LB-UBS Commercial Mortgage Trust		6.324%	4/15/41	130	114
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	950	1,008
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	275	294
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	20	20
3	Merrill Lynch Mortgage Trust	5.837%	5/12/39	200	217
[3,4] Merrill Lynch Mortgage Trust		5.838%	5/12/39	50	50
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	125	123
[3,4] Merrill Lynch Mortgage Trust		5.802%	8/12/43	75	61

[3,4] Merrill Lynch Mortgage Trust		5.291%	1/12/44	350	386
[3,4] Merrill Lynch Mortgage Trust		6.020%	6/12/50	85	78
[3,4] Merrill Lynch Mortgage Trust		6.020%	6/12/50	1,500	1,608
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	500	531
[3,4] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	2/12/39	25	21
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.102%	6/12/46	900	1,011
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	85	83
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	965	961
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	275	286
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	425	442
3	Morgan Stanley Capital I	4.970%	4/14/40	1,217	1,277
[3,4] Morgan Stanley Capital I		5.110%	6/15/40	465	502
3	Morgan Stanley Capital I	5.270%	6/13/41	200	216
[3,4] Morgan Stanley Capital I		5.981%	8/12/41	50	52
3	Morgan Stanley Capital I	5.360%	11/12/41	200	195
[3,4] Morgan Stanley Capital I		4.840%	12/13/41	35	32
3	Morgan Stanley Capital I	4.970%	12/15/41	425	457
3	Morgan Stanley Capital I	5.168%	1/14/42	125	136
[3,4] Morgan Stanley Capital I		5.802%	6/11/42	150	166
[3,4] Morgan Stanley Capital I		5.802%	6/11/42	50	50
3	Morgan Stanley Capital I	4.989%	8/13/42	210	228
[3,4] Morgan Stanley Capital I		5.073%	8/13/42	95	84
3	Morgan Stanley Capital I	5.230%	9/15/42	625	672
3	Morgan Stanley Capital I	5.938%	10/15/42	240	264
[3,4] Morgan Stanley Capital I		5.942%	10/15/42	20	20
[3,4] Morgan Stanley Capital I		5.942%	10/15/42	100	89
[3,4] Morgan Stanley Capital I		5.376%	11/14/42	650	710
[3,4] Morgan Stanley Capital I		5.376%	11/14/42	5	5
3	Morgan Stanley Capital I	6.457%	1/11/43	475	532
3	Morgan Stanley Capital I	5.332%	12/15/43	200	215
[3,4] Morgan Stanley Capital I		5.557%	3/12/44	775	842
[3,4] Morgan Stanley Capital I		5.773%	7/12/44	125	129
[3,4] Morgan Stanley Capital I		5.793%	7/12/44	40	34
3	Morgan Stanley Capital I	4.660%	9/13/45	100	105
[3,4] Morgan Stanley Capital I		5.692%	4/15/49	450	453
[3,4] Morgan Stanley Capital I		5.876%	4/15/49	125	100
[3,4] Morgan Stanley Capital I		5.544%	11/12/49	175	173
3	Morgan Stanley Capital I	5.809%	12/12/49	425	448
[3,4] Morgan Stanley Capital I		6.315%	12/12/49	125	119
3	Morgan Stanley Capital I	5.090%	10/12/52	183	184
[3,4] Morgan Stanley Capital I		5.204%	10/12/52	150	144
3	Morgan Stanley Capital I	4.770%	7/15/56	85	74
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	700	743
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	226	235
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	515	535
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	832	875
5	Nationwide Building Society	5.500%	7/18/12	575	609
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	175	184
5	Northern Rock Asset Management PLC	5.625%	6/22/17	1,150	1,225
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	302	312
3	PSE&G Transition Funding LLC	6.890%	12/15/17	600	742
5	Royal Bank of Canada	3.125%	4/14/15	225	240

[3,4] TIAA Seasoned Commercial Mortgage Trust		6.043%	8/15/39	85	84
3	USAA Auto Owner Trust	4.710%	2/18/14	350	363
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	473	482
[3,4] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	115	123
[3,4] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	325	345
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	100	100
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	425	459
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	114	114
[3,4] Wachovia Bank Commercial Mortgage Trust		5.484%	7/15/41	475	514
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	600	631
[3,4] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	250	272
[3,4] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	50	45
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	175	192
[3,4] Wachovia Bank Commercial Mortgage Trust		5.923%	5/15/43	375	409
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	800	866
3	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	75	65
[3,4] Wachovia Bank Commercial Mortgage Trust		5.374%	10/15/44	775	856
[3,4] Wachovia Bank Commercial Mortgage Trust		5.374%	10/15/44	35	32
[3,4] Wachovia Bank Commercial Mortgage Trust		5.437%	12/15/44	750	821
[3,4] Wachovia Bank Commercial Mortgage Trust		5.487%	12/15/44	10	10
[3,4] Wachovia Bank Commercial Mortgage Trust		6.158%	6/15/45	34	31
[3,4] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	440	480
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	350	369
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	150	149
[3,4] Wachovia Bank Commercial Mortgage Trust		5.368%	11/15/48	80	63
3	World Omni Auto Receivables Trust	3.940%	10/15/12	218	220
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $78,674)					86,040
Corporate Bonds (19.8%)
Finance (7.0%)
	Banking (4.6%)
	American Express Bank FSB	5.550%	10/17/12	250	269
	American Express Bank FSB	5.500%	4/16/13	350	381
	American Express Centurion Bank	5.950%	6/12/17	50	57
	American Express Centurion Bank	6.000%	9/13/17	625	712
	American Express Co.	7.250%	5/20/14	175	205
3	American Express Co.	6.800%	9/1/16	200	200
	American Express Co.	5.500%	9/12/16	100	113
	American Express Co.	6.150%	8/28/17	100	114
	American Express Co.	7.000%	3/19/18	675	811
	American Express Co.	8.125%	5/20/19	175	226
	American Express Co.	8.150%	3/19/38	50	70
	American Express Credit Corp.	5.875%	5/2/13	700	770
	American Express Credit Corp.	5.125%	8/25/14	50	55
5	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	25	26
	Banco Santander Chile	2.875%	11/13/12	50	50
	Bank of America Corp.	4.250%	10/1/10	225	225
	Bank of America Corp.	5.375%	9/11/12	200	213
	Bank of America Corp.	4.875%	9/15/12	250	264
	Bank of America Corp.	4.875%	1/15/13	300	319
	Bank of America Corp.	4.900%	5/1/13	475	507
	Bank of America Corp.	7.375%	5/15/14	275	316
	Bank of America Corp.	5.375%	6/15/14	120	130
	Bank of America Corp.	5.125%	11/15/14	1,430	1,543
	Bank of America Corp.	4.500%	4/1/15	200	210
	Bank of America Corp.	4.750%	8/1/15	500	529
	Bank of America Corp.	3.700%	9/1/15	350	354

	Bank of America Corp.	5.250%	12/1/15	75	80
	Bank of America Corp.	6.500%	8/1/16	375	424
	Bank of America Corp.	5.750%	8/15/16	100	108
	Bank of America Corp.	5.420%	3/15/17	125	129
	Bank of America Corp.	5.750%	12/1/17	175	188
	Bank of America Corp.	5.650%	5/1/18	975	1,034
	Bank of America Corp.	7.625%	6/1/19	300	358
	Bank of America NA	5.300%	3/15/17	1,125	1,159
	Bank of Montreal	2.125%	6/28/13	150	154
	Bank of New York Mellon Corp.	6.375%	4/1/12	100	108
	Bank of New York Mellon Corp.	4.950%	11/1/12	300	326
	Bank of New York Mellon Corp.	4.500%	4/1/13	50	54
	Bank of New York Mellon Corp.	4.300%	5/15/14	150	165
	Bank of New York Mellon Corp.	4.950%	3/15/15	200	224
	Bank of New York Mellon Corp.	5.450%	5/15/19	200	233
	Bank of Nova Scotia	2.250%	1/22/13	200	206
	Bank of Nova Scotia	2.375%	12/17/13	425	440
	Bank One Corp.	5.900%	11/15/11	25	26
	Bank One Corp.	5.250%	1/30/13	50	54
	Bank One Corp.	4.900%	4/30/15	100	108
	Barclays Bank PLC	2.500%	1/23/13	200	204
	Barclays Bank PLC	5.200%	7/10/14	600	665
	Barclays Bank PLC	3.900%	4/7/15	400	425
	Barclays Bank PLC	5.000%	9/22/16	175	192
	Barclays Bank PLC	5.125%	1/8/20	650	703
	BB&T Capital Trust II	6.750%	6/7/36	175	180
3	BB&T Capital Trust IV	6.820%	6/12/37	25	25
	BB&T Corp.	3.850%	7/27/12	125	131
	BB&T Corp.	4.750%	10/1/12	250	265
	BB&T Corp.	5.700%	4/30/14	75	84
	BB&T Corp.	5.200%	12/23/15	625	692
	BB&T Corp.	4.900%	6/30/17	75	79
	BB&T Corp.	6.850%	4/30/19	100	121
	Bear Stearns Cos. LLC	4.500%	10/28/10	300	301
	Bear Stearns Cos. LLC	5.350%	2/1/12	50	53
	Bear Stearns Cos. LLC	5.700%	11/15/14	550	621
	Bear Stearns Cos. LLC	5.300%	10/30/15	50	56
	Bear Stearns Cos. LLC	5.550%	1/22/17	650	709
	Bear Stearns Cos. LLC	6.400%	10/2/17	400	466
	Bear Stearns Cos. LLC	7.250%	2/1/18	325	396
	BNP Paribas	3.250%	3/11/15	50	52
	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	2.125%	12/21/12	400	408
	BNY Mellon NA	4.750%	12/15/14	50	56
	Branch Banking & Trust Co.	5.625%	9/15/16	175	200
	Canadian Imperial Bank of
	Commerce/Canada	1.450%	9/13/13	75	75
	Capital One Bank USA NA	8.800%	7/15/19	900	1,150
	Capital One Capital III	7.686%	8/15/36	125	126
	Capital One Capital IV	6.745%	2/17/37	75	73
	Capital One Capital V	10.250%	8/15/39	50	54
	Capital One Capital VI	8.875%	5/15/40	50	52
	Capital One Financial Corp.	4.800%	2/21/12	100	105
	Capital One Financial Corp.	5.500%	6/1/15	25	28
	Capital One Financial Corp.	6.150%	9/1/16	125	138
	Capital One Financial Corp.	5.250%	2/21/17	50	54
	Capital One Financial Corp.	6.750%	9/15/17	75	90
[3,5] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	500	587

Citigroup Inc.	5.100%	9/29/11	425	442
Citigroup Inc.	5.250%	2/27/12	225	236
Citigroup Inc.	5.500%	8/27/12	50	53
Citigroup Inc.	5.625%	8/27/12	325	343
Citigroup Inc.	5.300%	10/17/12	1,000	1,065
Citigroup Inc.	5.500%	4/11/13	675	725
Citigroup Inc.	6.500%	8/19/13	500	553
Citigroup Inc.	6.000%	12/13/13	350	385
Citigroup Inc.	5.125%	5/5/14	100	106
Citigroup Inc.	6.375%	8/12/14	50	56
Citigroup Inc.	5.000%	9/15/14	975	1,017
Citigroup Inc.	5.500%	10/15/14	300	327
Citigroup Inc.	6.010%	1/15/15	200	220
Citigroup Inc.	4.750%	5/19/15	200	211
Citigroup Inc.	4.700%	5/29/15	50	52
Citigroup Inc.	5.300%	1/7/16	225	240
Citigroup Inc.	6.000%	8/15/17	225	243
Citigroup Inc.	6.125%	11/21/17	575	629
Citigroup Inc.	6.125%	5/15/18	475	519
Citigroup Inc.	8.500%	5/22/19	300	371
Citigroup Inc.	5.375%	8/9/20	50	52
Citigroup Inc.	6.625%	6/15/32	100	103
Citigroup Inc.	5.875%	2/22/33	250	241
Citigroup Inc.	6.000%	10/31/33	325	314
Citigroup Inc.	6.125%	8/25/36	100	98
Citigroup Inc.	5.875%	5/29/37	325	327
Citigroup Inc.	6.875%	3/5/38	400	447
Citigroup Inc.	8.125%	7/15/39	575	726
Comerica Bank	5.750%	11/21/16	225	253
Comerica Bank	5.200%	8/22/17	75	80
3 Comerica Capital Trust II	6.576%	2/20/32	150	150
Compass Bank	6.400%	10/1/17	75	79
Compass Bank	5.900%	4/1/26	50	47
5 Corestates Capital I	8.000%	12/15/26	600	611
Countrywide Financial Corp.	6.250%	5/15/16	125	134
Credit Suisse AG	5.400%	1/14/20	675	720
Credit Suisse USA Inc.	6.125%	11/15/11	250	264
Credit Suisse USA Inc.	6.500%	1/15/12	275	295
Credit Suisse USA Inc.	5.500%	8/15/13	200	222
Credit Suisse USA Inc.	5.125%	1/15/14	100	110
Credit Suisse USA Inc.	4.875%	1/15/15	635	703
Credit Suisse USA Inc.	5.125%	8/15/15	1,225	1,381
3 Credit Suisse/Guernsey	5.860%	5/15/49	225	214
Credit Suisse	5.000%	5/15/13	265	289
Credit Suisse	3.500%	3/23/15	525	552
Credit Suisse	5.300%	8/13/19	250	277
Credit Suisse	4.375%	8/5/20	450	460
Deutsche Bank AG	5.375%	10/12/12	200	218
Deutsche Bank AG	2.375%	1/11/13	150	154
Deutsche Bank AG	4.875%	5/20/13	575	626
Deutsche Bank AG	3.450%	3/30/15	75	79
Deutsche Bank AG	6.000%	9/1/17	550	642
Deutsche Bank Financial LLC	5.375%	3/2/15	300	331
FIA Card Services NA	6.625%	6/15/12	100	107
Fifth Third Bancorp	8.250%	3/1/38	225	269
3 Fifth Third Capital Trust IV	6.500%	4/15/17	300	287
First Niagara Financial Group Inc.	6.750%	3/19/20	50	55
First Tennessee Bank NA	5.050%	1/15/15	50	50

Golden West Financial Corp.	4.750%	10/1/12	75	80
Goldman Sachs Capital I	6.345%	2/15/34	400	384
3 Goldman Sachs Capital II	5.793%	12/29/49	200	169
Goldman Sachs Group Inc.	6.600%	1/15/12	875	934
Goldman Sachs Group Inc.	5.300%	2/14/12	50	53
Goldman Sachs Group Inc.	3.625%	8/1/12	250	260
Goldman Sachs Group Inc.	5.700%	9/1/12	50	54
Goldman Sachs Group Inc.	5.450%	11/1/12	275	297
Goldman Sachs Group Inc.	5.250%	4/1/13	175	189
Goldman Sachs Group Inc.	4.750%	7/15/13	1,050	1,126
Goldman Sachs Group Inc.	5.250%	10/15/13	225	244
Goldman Sachs Group Inc.	5.150%	1/15/14	135	147
Goldman Sachs Group Inc.	5.000%	10/1/14	175	189
Goldman Sachs Group Inc.	5.125%	1/15/15	640	694
Goldman Sachs Group Inc.	3.700%	8/1/15	550	564
Goldman Sachs Group Inc.	5.350%	1/15/16	575	630
Goldman Sachs Group Inc.	5.750%	10/1/16	425	474
Goldman Sachs Group Inc.	5.625%	1/15/17	450	476
Goldman Sachs Group Inc.	6.250%	9/1/17	475	535
Goldman Sachs Group Inc.	5.950%	1/18/18	825	906
Goldman Sachs Group Inc.	6.150%	4/1/18	200	222
Goldman Sachs Group Inc.	7.500%	2/15/19	75	89
Goldman Sachs Group Inc.	5.375%	3/15/20	125	132
Goldman Sachs Group Inc.	5.950%	1/15/27	300	302
Goldman Sachs Group Inc.	6.125%	2/15/33	125	137
Goldman Sachs Group Inc.	6.450%	5/1/36	125	125
Goldman Sachs Group Inc.	6.750%	10/1/37	1,575	1,647
5 HBOS PLC	6.750%	5/21/18	150	150
HSBC Bank USA NA	4.875%	8/24/20	250	259
HSBC Bank USA NA	5.625%	8/15/35	250	253
HSBC Holdings PLC	7.625%	5/17/32	100	116
HSBC Holdings PLC	7.350%	11/27/32	100	113
HSBC Holdings PLC	6.500%	5/2/36	500	556
HSBC Holdings PLC	6.500%	9/15/37	450	504
HSBC Holdings PLC	6.800%	6/1/38	50	58
JP Morgan Chase Capital XV	5.875%	3/15/35	200	196
JP Morgan Chase Capital XVII	5.850%	8/1/35	150	146
JP Morgan Chase Capital XX	6.550%	9/29/36	125	126
JP Morgan Chase Capital XXII	6.450%	2/2/37	225	224
JP Morgan Chase Capital XXV	6.800%	10/1/37	225	231
JPMorgan Chase & Co.	4.500%	1/15/12	200	209
JPMorgan Chase & Co.	6.625%	3/15/12	100	108
JPMorgan Chase & Co.	5.375%	10/1/12	675	731
JPMorgan Chase & Co.	5.750%	1/2/13	725	789
JPMorgan Chase & Co.	4.750%	5/1/13	475	516
JPMorgan Chase & Co.	1.650%	9/30/13	325	325
JPMorgan Chase & Co.	4.875%	3/15/14	230	249
JPMorgan Chase & Co.	5.125%	9/15/14	410	450
JPMorgan Chase & Co.	3.700%	1/20/15	250	264
JPMorgan Chase & Co.	4.750%	3/1/15	25	27
JPMorgan Chase & Co.	5.250%	5/1/15	425	466
JPMorgan Chase & Co.	5.150%	10/1/15	375	410
JPMorgan Chase & Co.	6.125%	6/27/17	75	85
JPMorgan Chase & Co.	6.000%	1/15/18	200	228
JPMorgan Chase & Co.	6.300%	4/23/19	625	725
JPMorgan Chase & Co.	4.400%	7/22/20	575	589
JPMorgan Chase & Co.	6.400%	5/15/38	1,175	1,412
JPMorgan Chase Bank NA	5.875%	6/13/16	25	28

JPMorgan Chase Bank NA	6.000%	10/1/17	300	341
JPMorgan Chase Capital XXVII	7.000%	11/1/39	150	153
KeyBank NA	5.500%	9/17/12	175	187
KeyBank NA	4.950%	9/15/15	150	159
KeyBank NA	5.450%	3/3/16	150	162
KeyCorp	6.500%	5/14/13	150	164
M&I Marshall & Ilsley Bank	4.850%	6/16/15	275	269
3 Manufacturers & Traders Trust Co.	5.585%	12/28/15	150	149
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	230
MBNA Corp.	6.125%	3/1/13	125	136
MBNA Corp.	5.000%	6/15/15	50	53
Mellon Funding Corp.	5.000%	12/1/14	300	336
Merrill Lynch & Co. Inc.	6.050%	8/15/12	50	54
Merrill Lynch & Co. Inc.	5.450%	2/5/13	200	214
Merrill Lynch & Co. Inc.	6.150%	4/25/13	450	491
Merrill Lynch & Co. Inc.	5.000%	2/3/14	150	160
Merrill Lynch & Co. Inc.	5.450%	7/15/14	225	243
Merrill Lynch & Co. Inc.	5.000%	1/15/15	500	530
Merrill Lynch & Co. Inc.	6.050%	5/16/16	225	240
Merrill Lynch & Co. Inc.	5.700%	5/2/17	300	310
Merrill Lynch & Co. Inc.	6.400%	8/28/17	400	438
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,175	1,319
Merrill Lynch & Co. Inc.	6.500%	7/15/18	75	82
Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	381
Merrill Lynch & Co. Inc.	6.110%	1/29/37	175	171
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,150	1,331
Morgan Stanley	5.625%	1/9/12	425	447
Morgan Stanley	6.600%	4/1/12	225	242
Morgan Stanley	5.750%	8/31/12	400	430
Morgan Stanley	5.300%	3/1/13	275	296
Morgan Stanley	4.750%	4/1/14	525	545
Morgan Stanley	6.000%	5/13/14	500	550
Morgan Stanley	4.200%	11/20/14	475	494
Morgan Stanley	4.100%	1/26/15	225	233
Morgan Stanley	6.000%	4/28/15	725	799
Morgan Stanley	5.375%	10/15/15	175	188
Morgan Stanley	5.750%	10/18/16	375	405
Morgan Stanley	5.450%	1/9/17	575	605
Morgan Stanley	5.550%	4/27/17	50	53
Morgan Stanley	5.950%	12/28/17	375	400
Morgan Stanley	6.625%	4/1/18	450	499
Morgan Stanley	7.300%	5/13/19	525	603
Morgan Stanley	5.625%	9/23/19	800	832
Morgan Stanley	5.500%	7/24/20	450	465
Morgan Stanley	6.250%	8/9/26	450	479
Morgan Stanley	7.250%	4/1/32	150	174
National City Corp.	4.900%	1/15/15	500	551
3 National City Preferred Capital Trust I	12.000%	12/31/49	125	140
North American Development Bank	4.375%	2/11/20	100	109
North Fork Bancorporation Inc.	5.875%	8/15/12	150	159
Northern Trust Corp.	5.500%	8/15/13	50	56
Northern Trust Corp.	4.625%	5/1/14	100	111
PNC Bank NA	4.875%	9/21/17	375	396
PNC Bank NA	6.000%	12/7/17	100	112
PNC Funding Corp.	3.625%	2/8/15	75	79
PNC Funding Corp.	5.250%	11/15/15	100	111
PNC Funding Corp.	5.625%	2/1/17	75	82
PNC Funding Corp.	6.700%	6/10/19	25	30

	PNC Funding Corp.	5.125%	2/8/20	150	163
	PNC Funding Corp.	4.375%	8/11/20	225	230
	Regions Financial Corp.	4.875%	4/26/13	125	126
	Regions Financial Corp.	5.750%	6/15/15	125	127
	Royal Bank of Canada	2.100%	7/29/13	400	413
	Royal Bank of Canada	2.625%	12/15/15	150	156
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	125	125
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	650	705
5	Royal Bank of Scotland PLC	4.875%	8/25/14	100	105
	Royal Bank of Scotland PLC	4.875%	3/16/15	450	474
	Royal Bank of Scotland PLC	3.950%	9/21/15	25	25
	Royal Bank of Scotland PLC	5.625%	8/24/20	200	209
	SouthTrust Corp.	5.800%	6/15/14	50	55
	Sovereign Bank	8.750%	5/30/18	75	87
[3,5] Standard Chartered PLC		6.409%	12/31/49	150	141
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	445	493
	SunTrust Bank/Atlanta GA	7.250%	3/15/18	75	85
	SunTrust Banks Inc.	5.250%	11/5/12	100	106
	SunTrust Banks Inc.	6.000%	9/11/17	50	54
	SunTrust Capital VIII	6.100%	12/15/36	99	92
	UBS AG	7.000%	10/15/15	250	283
	UBS AG	7.375%	6/15/17	100	114
	UBS AG	2.250%	8/12/13	500	504
	UBS AG	5.875%	12/20/17	425	482
	UBS AG	5.750%	4/25/18	375	423
	UBS AG	4.875%	8/4/20	325	343
	UFJ Finance Aruba AEC	6.750%	7/15/13	150	170
	Union Bank NA	5.950%	5/11/16	100	110
	UnionBanCal Corp.	5.250%	12/16/13	50	54
	US Bancorp	2.000%	6/14/13	500	512
	US Bancorp	3.150%	3/4/15	50	53
	US Bank NA	4.950%	10/30/14	600	669
	Wachovia Bank NA	4.875%	2/1/15	270	293
	Wachovia Bank NA	6.000%	11/15/17	200	228
	Wachovia Bank NA	5.850%	2/1/37	300	309
	Wachovia Bank NA	6.600%	1/15/38	275	311
	Wachovia Corp.	5.300%	10/15/11	175	184
	Wachovia Corp.	5.500%	5/1/13	350	385
	Wachovia Corp.	4.875%	2/15/14	180	193
	Wachovia Corp.	5.250%	8/1/14	75	82
	Wachovia Corp.	5.625%	10/15/16	125	139
	Wachovia Corp.	5.750%	6/15/17	425	483
	Wachovia Corp.	5.750%	2/1/18	300	342
	Wachovia Corp.	5.500%	8/1/35	450	440
	Wells Fargo & Co.	4.875%	1/12/11	200	202
	Wells Fargo & Co.	5.250%	10/23/12	200	216
	Wells Fargo & Co.	4.375%	1/31/13	275	294
	Wells Fargo & Co.	4.950%	10/16/13	175	191
	Wells Fargo & Co.	3.625%	4/15/15	425	452
	Wells Fargo & Co.	5.625%	12/11/17	375	425
	Wells Fargo & Co.	5.375%	2/7/35	200	211
	Wells Fargo Bank NA	4.750%	2/9/15	1,475	1,585
	Wells Fargo Bank NA	5.750%	5/16/16	125	140
	Wells Fargo Bank NA	5.950%	8/26/36	150	156
3	Wells Fargo Capital XIII	7.700%	12/29/49	450	465
3	Wells Fargo Capital XV	9.750%	12/29/49	225	248
	Westpac Banking Corp.	2.250%	11/19/12	250	255
	Westpac Banking Corp.	4.200%	2/27/15	750	806

Westpac Banking Corp.	3.000%	8/4/15	275	281
Westpac Banking Corp.	4.875%	11/19/19	250	269

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	125	142
Ameriprise Financial Inc.	5.300%	3/15/20	50	55
BlackRock Inc.	2.250%	12/10/12	150	154
BlackRock Inc.	3.500%	12/10/14	100	106
BlackRock Inc.	6.250%	9/15/17	100	119
Charles Schwab Corp.	4.950%	6/1/14	325	360
Franklin Resources Inc.	2.000%	5/20/13	175	179
Franklin Resources Inc.	3.125%	5/20/15	100	106
Jefferies Group Inc.	8.500%	7/15/19	25	29
Jefferies Group Inc.	6.875%	4/15/21	175	186
Jefferies Group Inc.	6.450%	6/8/27	375	368
Jefferies Group Inc.	6.250%	1/15/36	175	162
Lazard Group LLC	6.850%	6/15/17	325	348
Nomura Holdings Inc.	5.000%	3/4/15	175	189
Nomura Holdings Inc.	6.700%	3/4/20	475	542
TD Ameritrade Holding Corp.	2.950%	12/1/12	50	51
TD Ameritrade Holding Corp.	4.150%	12/1/14	75	80
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	55

Finance Companies (0.8%)
Alterra Finance LLC	6.250%	9/30/20	55	55
Block Financial LLC	7.875%	1/15/13	25	27
Block Financial LLC	5.125%	10/30/14	150	154
GATX Corp.	4.750%	10/1/12	75	79
General Electric Capital Corp.	5.000%	11/15/11	200	209
General Electric Capital Corp.	4.375%	11/21/11	50	52
General Electric Capital Corp.	5.875%	2/15/12	425	453
General Electric Capital Corp.	4.375%	3/3/12	100	105
General Electric Capital Corp.	6.000%	6/15/12	675	729
General Electric Capital Corp.	3.500%	8/13/12	250	260
General Electric Capital Corp.	5.250%	10/19/12	525	567
General Electric Capital Corp.	2.800%	1/8/13	200	206
General Electric Capital Corp.	5.450%	1/15/13	75	82
General Electric Capital Corp.	4.800%	5/1/13	575	620
General Electric Capital Corp.	1.875%	9/16/13	625	627
General Electric Capital Corp.	5.900%	5/13/14	50	57
General Electric Capital Corp.	5.500%	6/4/14	400	445
General Electric Capital Corp.	5.650%	6/9/14	125	141
General Electric Capital Corp.	3.750%	11/14/14	600	635
General Electric Capital Corp.	3.500%	6/29/15	800	837
General Electric Capital Corp.	4.375%	9/21/15	200	217
General Electric Capital Corp.	5.400%	2/15/17	300	330
General Electric Capital Corp.	5.625%	9/15/17	325	362
3 General Electric Capital Corp.	6.375%	11/15/17	650	647
General Electric Capital Corp.	5.625%	5/1/18	1,175	1,303
General Electric Capital Corp.	6.000%	8/7/19	650	732
General Electric Capital Corp.	5.500%	1/8/20	75	82
General Electric Capital Corp.	5.550%	5/4/20	25	27
General Electric Capital Corp.	4.375%	9/16/20	150	150
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,303
General Electric Capital Corp.	6.150%	8/7/37	475	496
General Electric Capital Corp.	5.875%	1/14/38	675	683
General Electric Capital Corp.	6.875%	1/10/39	650	742
3 HSBC Finance Capital Trust IX	5.911%	11/30/15	100	93

HSBC Finance Corp.	6.375%	10/15/11	100	105
HSBC Finance Corp.	7.000%	5/15/12	300	324
HSBC Finance Corp.	6.375%	11/27/12	50	55
HSBC Finance Corp.	4.750%	7/15/13	75	80
HSBC Finance Corp.	5.250%	1/15/14	325	353
HSBC Finance Corp.	5.000%	6/30/15	575	629
HSBC Finance Corp.	5.500%	1/19/16	150	165
SLM Corp.	5.400%	10/25/11	300	306
SLM Corp.	5.375%	1/15/13	150	151
SLM Corp.	5.050%	11/14/14	450	431
SLM Corp.	8.450%	6/15/18	300	303
SLM Corp.	8.000%	3/25/20	75	74
SLM Corp.	5.625%	8/1/33	275	211

Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/30	50	61
ACE INA Holdings Inc.	5.600%	5/15/15	175	198
ACE INA Holdings Inc.	5.700%	2/15/17	100	112
ACE INA Holdings Inc.	5.800%	3/15/18	25	28
ACE INA Holdings Inc.	5.900%	6/15/19	25	29
Aetna Inc.	6.000%	6/15/16	75	88
Aetna Inc.	6.500%	9/15/18	150	177
Aetna Inc.	6.625%	6/15/36	175	203
Aetna Inc.	6.750%	12/15/37	175	205
Aflac Inc.	6.900%	12/17/39	25	28
Alleghany Corp.	5.625%	9/15/20	100	102
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	425	481
Allstate Corp.	5.000%	8/15/14	150	167
3 Allstate Corp.	6.125%	5/15/17	75	70
Allstate Corp.	6.125%	12/15/32	100	110
Allstate Corp.	5.550%	5/9/35	125	131
3 Allstate Corp.	6.500%	5/15/37	225	209
Allstate Life Global Funding Trusts	5.375%	4/30/13	75	83
American Financial Group Inc./OH	9.875%	6/15/19	50	62
American International Group Inc.	5.375%	10/18/11	75	77
American International Group Inc.	4.950%	3/20/12	125	129
American International Group Inc.	4.250%	5/15/13	250	258
American International Group Inc.	5.050%	10/1/15	225	230
American International Group Inc.	5.600%	10/18/16	150	154
American International Group Inc.	5.850%	1/16/18	75	77
American International Group Inc.	8.250%	8/15/18	75	87
American International Group Inc.	6.250%	5/1/36	900	882
AON Corp.	3.500%	9/30/15	125	127
AON Corp.	5.000%	9/30/20	75	77
AON Corp.	8.205%	1/1/27	25	27
AON Corp.	6.250%	9/30/40	100	103
Arch Capital Group Ltd.	7.350%	5/1/34	75	80
Assurant Inc.	5.625%	2/15/14	25	27
Assurant Inc.	6.750%	2/15/34	50	52
AXA SA	8.600%	12/15/30	375	431
Axis Capital Holdings Ltd.	5.750%	12/1/14	50	53
Axis Specialty Finance LLC	5.875%	6/1/20	400	408
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	75	79
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	300	327
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	175	194
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	310
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	542
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	83

Berkshire Hathaway Inc.	1.400%	2/10/12	250	252
Berkshire Hathaway Inc.	2.125%	2/11/13	125	129
Berkshire Hathaway Inc.	3.200%	2/11/15	225	239
3 Chubb Corp.	6.375%	4/15/17	575	566
Chubb Corp.	5.750%	5/15/18	50	58
Chubb Corp.	6.000%	5/11/37	225	257
Chubb Corp.	6.500%	5/15/38	50	61
CIGNA Corp.	5.125%	6/15/20	150	162
CIGNA Corp.	7.875%	5/15/27	50	61
CIGNA Corp.	6.150%	11/15/36	50	55
Cincinnati Financial Corp.	6.125%	11/1/34	150	147
CNA Financial Corp.	5.850%	12/15/14	100	107
CNA Financial Corp.	6.500%	8/15/16	175	189
CNA Financial Corp.	7.350%	11/15/19	25	28
CNA Financial Corp.	5.875%	8/15/20	75	76
Coventry Health Care Inc.	6.300%	8/15/14	325	348
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	74
Genworth Financial Inc.	5.750%	6/15/14	50	52
Genworth Financial Inc.	8.625%	12/15/16	275	307
Genworth Financial Inc.	6.500%	6/15/34	150	138
Hartford Financial Services Group Inc.	5.250%	10/15/11	100	104
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	131
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	103
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	26
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	45
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	109
Humana Inc.	7.200%	6/15/18	200	231
Humana Inc.	8.150%	6/15/38	175	192
Lincoln National Corp.	6.200%	12/15/11	100	106
Lincoln National Corp.	5.650%	8/27/12	25	27
Lincoln National Corp.	6.150%	4/7/36	150	155
Lincoln National Corp.	7.000%	6/15/40	100	114
Loews Corp.	6.000%	2/1/35	50	51
Manulife Financial Corp.	3.400%	9/17/15	250	253
Manulife Financial Corp.	4.900%	9/17/20	275	275
Markel Corp.	7.125%	9/30/19	50	57
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	25	26
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	200	221
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	98
MetLife Inc.	5.375%	12/15/12	125	135
MetLife Inc.	5.000%	11/24/13	50	55
MetLife Inc.	2.375%	2/6/14	150	152
MetLife Inc.	5.000%	6/15/15	125	138
MetLife Inc.	7.717%	2/15/19	50	64
MetLife Inc.	4.750%	2/8/21	275	292
MetLife Inc.	6.500%	12/15/32	175	201
MetLife Inc.	6.375%	6/15/34	100	113
MetLife Inc.	5.700%	6/15/35	550	589
MetLife Inc.	6.400%	12/15/36	200	187
MetLife Inc.	5.875%	2/6/41	25	27
OneBeacon US Holdings Inc.	5.875%	5/15/13	75	79
PartnerRe Finance B LLC	5.500%	6/1/20	100	103
Principal Financial Group Inc.	6.050%	10/15/36	100	103
Principal Life Income Funding Trusts	5.300%	12/14/12	125	136
Principal Life Income Funding Trusts	5.300%	4/24/13	150	165
Principal Life Income Funding Trusts	5.100%	4/15/14	100	108
Progressive Corp.	6.375%	1/15/12	100	107
3 Progressive Corp.	6.700%	6/15/17	125	124

Progressive Corp.	6.625%	3/1/29	125	142
Protective Life Corp.	8.450%	10/15/39	25	27
Protective Life Secured Trusts	5.450%	9/28/12	50	54
Prudential Financial Inc.	5.800%	6/15/12	125	134
Prudential Financial Inc.	3.625%	9/17/12	350	364
Prudential Financial Inc.	5.150%	1/15/13	50	54
Prudential Financial Inc.	4.500%	7/15/13	200	212
Prudential Financial Inc.	4.750%	4/1/14	75	80
Prudential Financial Inc.	5.100%	9/20/14	125	136
Prudential Financial Inc.	6.200%	1/15/15	25	28
Prudential Financial Inc.	5.500%	3/15/16	25	27
Prudential Financial Inc.	6.100%	6/15/17	25	28
Prudential Financial Inc.	6.000%	12/1/17	225	253
Prudential Financial Inc.	5.375%	6/21/20	175	189
Prudential Financial Inc.	5.750%	7/15/33	50	50
Prudential Financial Inc.	5.400%	6/13/35	100	97
Prudential Financial Inc.	5.900%	3/17/36	125	131
Prudential Financial Inc.	5.700%	12/14/36	175	180
Prudential Financial Inc.	6.625%	6/21/40	425	485
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	100	109
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	55
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	50	59
Torchmark Corp.	6.375%	6/15/16	100	112
Transatlantic Holdings Inc.	8.000%	11/30/39	375	388
Travelers Cos. Inc.	6.250%	6/20/16	150	178
3 Travelers Cos. Inc.	6.250%	3/15/17	75	72
Travelers Cos. Inc.	5.750%	12/15/17	250	288
Travelers Cos. Inc.	5.900%	6/2/19	50	58
Travelers Cos. Inc.	6.250%	6/15/37	200	235
UnitedHealth Group Inc.	5.500%	11/15/12	175	189
UnitedHealth Group Inc.	4.875%	2/15/13	50	54
UnitedHealth Group Inc.	4.875%	4/1/13	50	54
UnitedHealth Group Inc.	5.000%	8/15/14	475	522
UnitedHealth Group Inc.	4.875%	3/15/15	50	55
UnitedHealth Group Inc.	6.000%	6/15/17	150	174
UnitedHealth Group Inc.	6.000%	2/15/18	125	145
UnitedHealth Group Inc.	6.500%	6/15/37	50	57
UnitedHealth Group Inc.	6.625%	11/15/37	125	145
UnitedHealth Group Inc.	6.875%	2/15/38	125	149
Unum Group	7.125%	9/30/16	100	115
Unum Group	5.625%	9/15/20	50	51
Validus Holdings Ltd.	8.875%	1/26/40	75	82
WellPoint Health Networks Inc.	6.375%	1/15/12	100	107
WellPoint Inc.	6.800%	8/1/12	150	165
WellPoint Inc.	5.000%	12/15/14	25	28
WellPoint Inc.	5.250%	1/15/16	50	56
WellPoint Inc.	5.875%	6/15/17	50	58
WellPoint Inc.	5.950%	12/15/34	375	400
WellPoint Inc.	5.850%	1/15/36	225	234
WellPoint Inc.	6.375%	6/15/37	50	55
WellPoint Inc.	5.800%	8/15/40	50	52
Willis North America Inc.	5.625%	7/15/15	225	241
Willis North America Inc.	7.000%	9/29/19	600	659
WR Berkley Corp.	5.375%	9/15/20	25	25
XL Group PLC	5.250%	9/15/14	125	134
XL Group PLC	6.250%	5/15/27	125	123

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	225	252
CME Group Inc.	5.750%	2/15/14	100	114
NASDAQ OMX Group Inc.	4.000%	1/15/15	75	78
NASDAQ OMX Group Inc.	5.550%	1/15/20	75	79
ORIX Corp.	5.480%	11/22/11	125	130
XTRA Finance Corp.	5.150%	4/1/17	375	416

Real Estate Investment Trusts (0.3%)
AMB Property LP	4.500%	8/15/17	25	25
AMB Property LP	6.625%	12/1/19	75	84
Arden Realty LP	5.250%	3/1/15	25	27
AvalonBay Communities Inc.	5.500%	1/15/12	27	28
AvalonBay Communities Inc.	5.750%	9/15/16	50	56
Boston Properties LP	5.625%	4/15/15	200	224
Boston Properties LP	5.625%	11/15/20	225	247
Brandywine Operating Partnership LP	5.750%	4/1/12	42	43
Brandywine Operating Partnership LP	5.400%	11/1/14	50	52
Brandywine Operating Partnership LP	7.500%	5/15/15	75	84
Camden Property Trust	5.700%	5/15/17	100	109
CommonWealth REIT	6.250%	8/15/16	150	159
CommonWealth REIT	5.875%	9/15/20	100	99
5 Digital Realty Trust LP	4.500%	7/15/15	25	26
Duke Realty LP	5.950%	2/15/17	125	134
Duke Realty LP	8.250%	8/15/19	100	119
Duke Realty LP	6.750%	3/15/20	250	279
ERP Operating LP	6.625%	3/15/12	100	107
ERP Operating LP	5.500%	10/1/12	100	108
ERP Operating LP	5.250%	9/15/14	50	56
ERP Operating LP	5.125%	3/15/16	75	82
ERP Operating LP	5.375%	8/1/16	50	55
ERP Operating LP	5.750%	6/15/17	25	28
HCP Inc.	6.450%	6/25/12	50	53
HCP Inc.	5.650%	12/15/13	150	161
HCP Inc.	6.300%	9/15/16	100	109
HCP Inc.	6.700%	1/30/18	50	55
Health Care REIT Inc.	6.200%	6/1/16	275	308
Healthcare Realty Trust Inc.	5.125%	4/1/14	75	79
Healthcare Realty Trust Inc.	6.500%	1/17/17	50	54
Hospitality Properties Trust	7.875%	8/15/14	75	84
Hospitality Properties Trust	5.125%	2/15/15	150	153
Kimco Realty Corp.	5.783%	3/15/16	25	28
Kimco Realty Corp.	6.875%	10/1/19	50	58
Liberty Property LP	5.125%	3/2/15	250	272
Liberty Property LP	5.500%	12/15/16	50	55
Mack-Cali Realty LP	7.750%	8/15/19	50	60
National Retail Properties Inc.	6.875%	10/15/17	275	312
Nationwide Health Properties Inc.	6.250%	2/1/13	125	135
ProLogis	5.625%	11/15/15	75	74
ProLogis	5.750%	4/1/16	50	49
ProLogis	5.625%	11/15/16	75	72
ProLogis	7.375%	10/30/19	175	176
ProLogis	6.875%	3/15/20	200	197
Realty Income Corp.	6.750%	8/15/19	150	171
Regency Centers LP	6.750%	1/15/12	300	320
Simon Property Group LP	6.750%	5/15/14	175	201
Simon Property Group LP	5.750%	12/1/15	525	599
Simon Property Group LP	5.250%	12/1/16	250	280

Simon Property Group LP	5.875%	3/1/17	25	28
Simon Property Group LP	6.125%	5/30/18	225	260
Simon Property Group LP	5.650%	2/1/20	75	84
Simon Property Group LP	6.750%	2/1/40	25	29
Tanger Properties LP	6.150%	11/15/15	100	112
				153,549
Industrial (10.5%)
Basic Industry (1.1%)
Agrium Inc.	6.750%	1/15/19	200	237
Airgas Inc.	4.500%	9/15/14	50	53
Airgas Inc.	3.250%	10/1/15	150	150
Alcoa Inc.	5.375%	1/15/13	200	212
Alcoa Inc.	6.000%	7/15/13	450	489
Alcoa Inc.	5.900%	2/1/27	600	590
AngloGold Ashanti Holdings PLC	5.375%	4/15/20	50	53
AngloGold Ashanti Holdings PLC	6.500%	4/15/40	50	52
ArcelorMittal	5.375%	6/1/13	350	376
ArcelorMittal	9.000%	2/15/15	150	181
ArcelorMittal	3.750%	8/5/15	200	202
ArcelorMittal	6.125%	6/1/18	150	161
ArcelorMittal	9.850%	6/1/19	75	96
ArcelorMittal	5.250%	8/5/20	200	201
ArcelorMittal	7.000%	10/15/39	850	863
Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	200	226
Barrick Gold Corp.	6.950%	4/1/19	175	222
Barrick Gold Finance Co.	4.875%	11/15/14	75	83
Barrick Gold Financeco LLC	6.125%	9/15/13	150	171
Barrick North America Finance LLC	6.800%	9/15/18	150	187
Barrick North America Finance LLC	7.500%	9/15/38	175	231
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	25	26
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	200	231
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	150	163
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	75	84
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	57
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	114
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	400	494
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	250	274
5 Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	25
Cliffs Natural Resources Inc.	5.900%	3/15/20	25	27
Commercial Metals Co.	6.500%	7/15/17	50	51
Commercial Metals Co.	7.350%	8/15/18	150	162
Cytec Industries Inc.	8.950%	7/1/17	50	63
Dow Chemical Co.	4.850%	8/15/12	225	238
Dow Chemical Co.	6.000%	10/1/12	375	406
Dow Chemical Co.	7.600%	5/15/14	525	614
Dow Chemical Co.	5.900%	2/15/15	375	419
Dow Chemical Co.	5.700%	5/15/18	25	27
Dow Chemical Co.	8.550%	5/15/19	350	442
Dow Chemical Co.	7.375%	11/1/29	25	29
Dow Chemical Co.	9.400%	5/15/39	50	71
Eastman Chemical Co.	5.500%	11/15/19	150	167
EI du Pont de Nemours & Co.	4.750%	11/15/12	25	27
EI du Pont de Nemours & Co.	5.000%	7/15/13	175	194
EI du Pont de Nemours & Co.	5.875%	1/15/14	175	200
EI du Pont de Nemours & Co.	1.950%	1/15/16	150	150
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	330
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	445

EI du Pont de Nemours & Co.	3.625%	1/15/21	250	253
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	121
EI du Pont de Nemours & Co.	4.900%	1/15/41	150	149
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	250	268
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	325	362
International Paper Co.	5.300%	4/1/15	75	82
International Paper Co.	7.950%	6/15/18	500	605
International Paper Co.	7.500%	8/15/21	950	1,132
International Paper Co.	7.300%	11/15/39	100	112
Lubrizol Corp.	5.500%	10/1/14	250	275
Lubrizol Corp.	6.500%	10/1/34	450	494
Monsanto Co.	7.375%	8/15/12	100	111
Monsanto Co.	5.875%	4/15/38	325	372
5 Mosaic Co.	7.625%	12/1/16	200	218
Newmont Mining Corp.	5.875%	4/1/35	100	109
Newmont Mining Corp.	6.250%	10/1/39	625	716
Nucor Corp.	5.750%	12/1/17	25	29
Nucor Corp.	5.850%	6/1/18	150	176
Nucor Corp.	6.400%	12/1/37	75	90
Placer Dome Inc.	6.450%	10/15/35	75	87
Plum Creek Timberlands LP	5.875%	11/15/15	100	111
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	150	156
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	132
PPG Industries Inc.	5.750%	3/15/13	100	109
PPG Industries Inc.	6.650%	3/15/18	250	302
Praxair Inc.	1.750%	11/15/12	50	51
Praxair Inc.	3.950%	6/1/13	200	215
Praxair Inc.	4.375%	3/31/14	75	82
Praxair Inc.	5.250%	11/15/14	50	57
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	50	55
Rio Tinto Alcan Inc.	4.875%	9/15/12	125	133
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	134
Rio Tinto Alcan Inc.	5.200%	1/15/14	125	137
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	28
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	255
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	150	167
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	575	710
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	181
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	300	417
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	94
Sherwin-Williams Co.	3.125%	12/15/14	75	80
Southern Copper Corp.	5.375%	4/16/20	75	79
Southern Copper Corp.	7.500%	7/27/35	150	174
Southern Copper Corp.	6.750%	4/16/40	125	136
Teck Resources Ltd.	9.750%	5/15/14	172	212
Teck Resources Ltd.	10.250%	5/15/16	250	303
Teck Resources Ltd.	10.750%	5/15/19	250	314
Teck Resources Ltd.	6.125%	10/1/35	200	210
Vale Inco Ltd.	7.750%	5/15/12	125	137
Vale Inco Ltd.	5.700%	10/15/15	125	135
Vale Overseas Ltd.	6.250%	1/23/17	100	114
Vale Overseas Ltd.	5.625%	9/15/19	150	167
Vale Overseas Ltd.	4.625%	9/15/20	75	77
Vale Overseas Ltd.	8.250%	1/17/34	50	64
Vale Overseas Ltd.	6.875%	11/21/36	275	314
Vale Overseas Ltd.	6.875%	11/10/39	550	632
Valspar Corp.	7.250%	6/15/19	25	31

Xstrata Canada Corp.	7.350%	6/5/12	75	81
Xstrata Canada Corp.	7.250%	7/15/12	50	55
Xstrata Canada Corp.	5.500%	6/15/17	200	218

Capital Goods (1.0%)
3M Co.	6.375%	2/15/28	100	123
3M Co.	5.700%	3/15/37	125	147
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	55
Allied Waste North America Inc.	7.125%	5/15/16	50	53
Bemis Co. Inc.	4.875%	4/1/12	150	156
Boeing Capital Corp.	5.800%	1/15/13	75	83
Boeing Capital Corp.	3.250%	10/27/14	275	294
Boeing Co.	1.875%	11/20/12	150	153
Boeing Co.	3.500%	2/15/15	400	433
Boeing Co.	6.000%	3/15/19	25	30
Boeing Co.	4.875%	2/15/20	75	85
Boeing Co.	6.625%	2/15/38	150	190
Boeing Co.	5.875%	2/15/40	75	88
Caterpillar Financial Services Corp.	4.850%	12/7/12	350	379
Caterpillar Financial Services Corp.	4.250%	2/8/13	250	268
Caterpillar Financial Services Corp.	6.125%	2/17/14	275	317
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	280
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	675
Caterpillar Inc.	6.625%	7/15/28	75	92
Caterpillar Inc.	6.050%	8/15/36	600	722
Caterpillar Inc.	7.375%	3/1/97	175	229
Cooper US Inc.	5.250%	11/15/12	100	108
Cooper US Inc.	5.450%	4/1/15	75	86
CRH America Inc.	6.950%	3/15/12	300	320
CRH America Inc.	6.000%	9/30/16	225	251
CRH America Inc.	8.125%	7/15/18	400	481
Danaher Corp.	5.625%	1/15/18	75	89
Deere & Co.	6.950%	4/25/14	175	208
Deere & Co.	4.375%	10/16/19	175	193
Deere & Co.	5.375%	10/16/29	125	139
Deere & Co.	7.125%	3/3/31	100	129
Dover Corp.	5.450%	3/15/18	200	234
Dover Corp.	6.600%	3/15/38	75	96
Eaton Corp.	4.900%	5/15/13	100	109
Eaton Corp.	5.600%	5/15/18	50	58
Embraer Overseas Ltd.	6.375%	1/24/17	150	164
Emerson Electric Co.	4.625%	10/15/12	300	322
Emerson Electric Co.	5.250%	10/15/18	225	263
Emerson Electric Co.	4.875%	10/15/19	25	29
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	6.000%	8/15/32	425	507
Emerson Electric Co.	5.250%	11/15/39	25	27
General Dynamics Corp.	4.250%	5/15/13	225	244
General Dynamics Corp.	5.250%	2/1/14	75	85
General Electric Co.	5.000%	2/1/13	850	922
General Electric Co.	5.250%	12/6/17	1,050	1,181
Goodrich Corp.	4.875%	3/1/20	400	447
Goodrich Corp.	3.600%	2/1/21	350	349
Harsco Corp.	5.750%	5/15/18	525	606
Honeywell International Inc.	6.125%	11/1/11	100	106
Honeywell International Inc.	5.625%	8/1/12	150	163
Honeywell International Inc.	4.250%	3/1/13	50	54
Honeywell International Inc.	5.300%	3/15/17	200	232

Honeywell International Inc.	5.700%	3/15/37	100	116
Illinois Tool Works Inc.	5.150%	4/1/14	175	198
Illinois Tool Works Inc.	6.250%	4/1/19	100	122
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	100	112
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	50	61
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	125	151
John Deere Capital Corp.	5.400%	10/17/11	150	158
John Deere Capital Corp.	7.000%	3/15/12	75	82
John Deere Capital Corp.	5.250%	10/1/12	125	136
John Deere Capital Corp.	4.950%	12/17/12	25	27
John Deere Capital Corp.	4.900%	9/9/13	275	305
John Deere Capital Corp.	2.950%	3/9/15	100	106
John Deere Capital Corp.	2.800%	9/18/17	275	277
John Deere Capital Corp.	5.750%	9/10/18	275	326
Joy Global Inc.	6.000%	11/15/16	50	55
L-3 Communications Corp.	5.200%	10/15/19	100	108
L-3 Communications Corp.	4.750%	7/15/20	75	79
Lafarge SA	6.500%	7/15/16	200	215
Lafarge SA	7.125%	7/15/36	325	311
Litton Industries Inc.	7.750%	3/15/26	200	268
Lockheed Martin Corp.	4.121%	3/14/13	125	134
Lockheed Martin Corp.	6.150%	9/1/36	375	444
Lockheed Martin Corp.	5.500%	11/15/39	25	27
Martin Marietta Materials Inc.	6.600%	4/15/18	150	170
Northrop Grumman Systems Corp.	7.750%	3/1/16	425	537
Parker Hannifin Corp.	5.500%	5/15/18	50	59
Parker Hannifin Corp.	3.500%	9/15/22	100	101
Parker Hannifin Corp.	6.250%	5/15/38	25	30
Raytheon Co.	5.500%	11/15/12	100	109
Raytheon Co.	4.400%	2/15/20	100	111
Raytheon Co.	7.200%	8/15/27	25	33
Republic Services Inc.	5.500%	9/15/19	425	478
Republic Services Inc.	5.000%	3/1/20	125	136
Republic Services Inc.	5.250%	11/15/21	175	193
Republic Services Inc.	6.086%	3/15/35	75	80
Republic Services Inc.	6.200%	3/1/40	125	141
Rockwell Automation Inc.	5.650%	12/1/17	25	29
Rockwell Automation Inc.	6.700%	1/15/28	50	61
Rockwell Automation Inc.	6.250%	12/1/37	100	121
Rockwell Collins Inc.	5.250%	7/15/19	25	29
Roper Industries Inc.	6.625%	8/15/13	250	282
Roper Industries Inc.	6.250%	9/1/19	75	87
Stanley Black & Decker Inc.	5.200%	9/1/40	125	125
Tyco International Finance SA	6.000%	11/15/13	50	57
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	325	407
United Technologies Corp.	6.100%	5/15/12	200	217
United Technologies Corp.	4.875%	5/1/15	125	143
United Technologies Corp.	5.375%	12/15/17	50	59
United Technologies Corp.	4.500%	4/15/20	100	112
United Technologies Corp.	6.700%	8/1/28	100	126
United Technologies Corp.	7.500%	9/15/29	125	169
United Technologies Corp.	5.400%	5/1/35	150	162
United Technologies Corp.	6.050%	6/1/36	225	265
United Technologies Corp.	6.125%	7/15/38	300	361
United Technologies Corp.	5.700%	4/15/40	100	115
Waste Management Inc.	5.000%	3/15/14	350	385
Waste Management Inc.	6.375%	3/11/15	175	205

Waste Management Inc.	6.125%	11/30/39	200	223

Communication (2.3%)
America Movil SAB de CV	5.500%	3/1/14	50	55
America Movil SAB de CV	5.750%	1/15/15	100	113
America Movil SAB de CV	5.000%	10/16/19	400	432
America Movil SAB de CV	6.375%	3/1/35	175	200
America Movil SAB de CV	6.125%	11/15/37	150	165
America Movil SAB de CV	6.125%	3/30/40	50	56
American Tower Corp.	4.625%	4/1/15	25	27
AT&T Corp.	7.300%	11/15/11	300	322
AT&T Corp.	8.000%	11/15/31	706	940
AT&T Inc.	5.875%	2/1/12	315	336
AT&T Inc.	5.875%	8/15/12	135	147
AT&T Inc.	4.950%	1/15/13	225	245
AT&T Inc.	6.700%	11/15/13	175	203
AT&T Inc.	4.850%	2/15/14	575	638
AT&T Inc.	5.100%	9/15/14	450	505
AT&T Inc.	2.500%	8/15/15	600	612
AT&T Inc.	5.625%	6/15/16	400	467
AT&T Inc.	5.500%	2/1/18	75	87
AT&T Inc.	5.600%	5/15/18	425	498
AT&T Inc.	5.800%	2/15/19	150	179
AT&T Inc.	6.450%	6/15/34	75	85
AT&T Inc.	6.500%	9/1/37	450	520
AT&T Inc.	6.300%	1/15/38	725	816
AT&T Inc.	6.400%	5/15/38	25	29
AT&T Inc.	6.550%	2/15/39	50	58
5 AT&T Inc.	5.350%	9/1/40	631	642
AT&T Mobility LLC	6.500%	12/15/11	100	107
AT&T Mobility LLC	7.125%	12/15/31	225	278
Bellsouth Capital Funding Corp.	7.875%	2/15/30	175	221
BellSouth Corp.	5.200%	9/15/14	125	140
BellSouth Corp.	5.200%	12/15/16	75	86
BellSouth Corp.	6.875%	10/15/31	125	145
BellSouth Corp.	6.550%	6/15/34	225	252
BellSouth Corp.	6.000%	11/15/34	260	275
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	77
British Telecommunications PLC	5.950%	1/15/18	300	334
British Telecommunications PLC	9.875%	12/15/30	350	486
CBS Corp.	8.875%	5/15/19	175	227
CBS Corp.	5.750%	4/15/20	115	128
Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	250	265
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	450	533
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	575	649
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	600	817
CenturyLink Inc.	5.000%	2/15/15	50	52
CenturyLink Inc.	6.150%	9/15/19	275	282
CenturyLink Inc.	7.600%	9/15/39	125	123
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	110	128
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	196
Comcast Cable Communications LLC	6.750%	1/30/11	75	76

Comcast Cable Communications LLC	8.875%	5/1/17	500	647
Comcast Corp.	5.300%	1/15/14	325	362
Comcast Corp.	5.900%	3/15/16	100	115
Comcast Corp.	6.300%	11/15/17	50	59
Comcast Corp.	5.875%	2/15/18	325	374
Comcast Corp.	5.700%	5/15/18	175	200
Comcast Corp.	5.700%	7/1/19	250	286
Comcast Corp.	5.650%	6/15/35	400	402
Comcast Corp.	6.500%	11/15/35	750	831
Comcast Corp.	6.450%	3/15/37	75	83
Comcast Corp.	6.950%	8/15/37	450	526
COX Communications Inc.	7.125%	10/1/12	50	55
COX Communications Inc.	5.450%	12/15/14	500	566
COX Communications Inc.	5.500%	10/1/15	125	141
Deutsche Telekom International Finance BV	5.875%	8/20/13	175	196
Deutsche Telekom International Finance BV	4.875%	7/8/14	75	83
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	463
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	179
Deutsche Telekom International Finance BV	8.750%	6/15/30	425	594
DIRECTV Holdings LLC	3.550%	3/15/15	125	130
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	50	55
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	50	56
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	925	1,046
Discovery Communications LLC	5.050%	6/1/20	200	218
Embarq Corp.	7.082%	6/1/16	350	385
Embarq Corp.	7.995%	6/1/36	50	53
France Telecom SA	2.125%	9/16/15	175	176
France Telecom SA	8.500%	3/1/31	425	615
Grupo Televisa SA	6.625%	3/18/25	100	113
Grupo Televisa SA	6.625%	1/15/40	75	85
McGraw-Hill Cos. Inc.	5.375%	11/15/12	125	133
McGraw-Hill Cos. Inc.	5.900%	11/15/17	150	170
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	172
5 NBC Universal Inc.	2.100%	4/1/14	150	150
5 NBC Universal Inc.	3.650%	4/30/15	175	184
5 NBC Universal Inc.	2.875%	4/1/16	175	176
5 NBC Universal Inc.	5.150%	4/30/20	125	134
5 NBC Universal Inc.	4.375%	4/1/21	175	177
5 NBC Universal Inc.	6.400%	4/30/40	300	324
5 NBC Universal Inc.	5.950%	4/1/41	150	151
New Cingular Wireless Services Inc.	8.125%	5/1/12	475	528
New Cingular Wireless Services Inc.	8.750%	3/1/31	100	145
News America Holdings Inc.	9.250%	2/1/13	100	117
News America Holdings Inc.	8.150%	10/17/36	175	222
News America Inc.	5.300%	12/15/14	250	283
News America Inc.	6.550%	3/15/33	300	335
News America Inc.	6.200%	12/15/34	600	648
News America Inc.	6.400%	12/15/35	290	320
Omnicom Group Inc.	5.900%	4/15/16	25	29
Omnicom Group Inc.	4.450%	8/15/20	300	309
Pacific Bell Telephone Co.	7.125%	3/15/26	50	59
Qwest Corp.	8.875%	3/15/12	125	137
Qwest Corp.	7.500%	10/1/14	200	225
Qwest Corp.	8.375%	5/1/16	350	411
Qwest Corp.	6.500%	6/1/17	100	109

Qwest Corp.	7.500%	6/15/23	100	100
Qwest Corp.	7.250%	9/15/25	25	26
Qwest Corp.	6.875%	9/15/33	275	272
Qwest Corp.	7.125%	11/15/43	100	96
Reed Elsevier Capital Inc.	4.625%	6/15/12	25	26
Reed Elsevier Capital Inc.	7.750%	1/15/14	100	117
Reed Elsevier Capital Inc.	8.625%	1/15/19	125	164
Rogers Communications Inc.	6.375%	3/1/14	450	518
Rogers Communications Inc.	5.500%	3/15/14	150	168
Rogers Communications Inc.	6.800%	8/15/18	625	770
RR Donnelley & Sons Co.	4.950%	4/1/14	25	26
RR Donnelley & Sons Co.	5.500%	5/15/15	50	52
RR Donnelley & Sons Co.	8.600%	8/15/16	275	321
RR Donnelley & Sons Co.	7.625%	6/15/20	125	130
Telecom Italia Capital SA	4.875%	10/1/10	100	100
Telecom Italia Capital SA	5.250%	11/15/13	620	667
Telecom Italia Capital SA	6.175%	6/18/14	75	83
Telecom Italia Capital SA	4.950%	9/30/14	175	187
Telecom Italia Capital SA	5.250%	10/1/15	275	297
Telecom Italia Capital SA	7.175%	6/18/19	100	117
Telecom Italia Capital SA	6.375%	11/15/33	85	84
Telecom Italia Capital SA	6.000%	9/30/34	25	23
Telecom Italia Capital SA	7.200%	7/18/36	100	107
Telecom Italia Capital SA	7.721%	6/4/38	775	875
Telefonica Emisiones SAU	2.582%	4/26/13	100	102
Telefonica Emisiones SAU	3.729%	4/27/15	100	105
Telefonica Emisiones SAU	6.421%	6/20/16	450	529
Telefonica Emisiones SAU	5.877%	7/15/19	100	115
Telefonica Emisiones SAU	5.134%	4/27/20	225	245
Telefonica Emisiones SAU	7.045%	6/20/36	425	511
Telefonica Europe BV	8.250%	9/15/30	200	265
Telefonos de Mexico SAB de CV	5.500%	1/27/15	200	221
Thomson Reuters Corp.	5.700%	10/1/14	125	143
Thomson Reuters Corp.	4.700%	10/15/19	300	330
Thomson Reuters Corp.	5.500%	8/15/35	200	210
Thomson Reuters Corp.	5.850%	4/15/40	150	165
Time Warner Cable Inc.	5.400%	7/2/12	150	161
Time Warner Cable Inc.	6.200%	7/1/13	150	169
Time Warner Cable Inc.	7.500%	4/1/14	100	117
Time Warner Cable Inc.	3.500%	2/1/15	150	157
Time Warner Cable Inc.	5.850%	5/1/17	675	770
Time Warner Cable Inc.	6.750%	7/1/18	850	1,011
Time Warner Cable Inc.	8.250%	4/1/19	225	290
Time Warner Cable Inc.	5.000%	2/1/20	475	508
Time Warner Cable Inc.	6.550%	5/1/37	200	225
Time Warner Cable Inc.	6.750%	6/15/39	200	230
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	229
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	129
United States Cellular Corp.	6.700%	12/15/33	75	79
Verizon Communications Inc.	4.350%	2/15/13	25	27
Verizon Communications Inc.	5.250%	4/15/13	250	276
Verizon Communications Inc.	5.550%	2/15/16	250	290
Verizon Communications Inc.	5.500%	2/15/18	600	691
Verizon Communications Inc.	6.100%	4/15/18	50	60
Verizon Communications Inc.	8.750%	11/1/18	600	815
Verizon Communications Inc.	6.350%	4/1/19	200	244
Verizon Communications Inc.	5.850%	9/15/35	425	456
Verizon Communications Inc.	6.250%	4/1/37	60	68

Verizon Communications Inc.	6.400%	2/15/38	125	144
Verizon Communications Inc.	6.900%	4/15/38	290	355
Verizon Communications Inc.	8.950%	3/1/39	500	731
Verizon Global Funding Corp.	6.875%	6/15/12	900	990
Verizon Global Funding Corp.	4.375%	6/1/13	25	27
Verizon Global Funding Corp.	7.750%	12/1/30	425	547
Verizon New Jersey Inc.	5.875%	1/17/12	100	106
Verizon New York Inc.	6.875%	4/1/12	75	81
Verizon Virginia Inc.	4.625%	3/15/13	100	107
Vodafone Group PLC	5.350%	2/27/12	100	106
Vodafone Group PLC	5.000%	12/16/13	400	440
Vodafone Group PLC	5.375%	1/30/15	500	564
Vodafone Group PLC	5.000%	9/15/15	50	56
Vodafone Group PLC	5.750%	3/15/16	100	115
Vodafone Group PLC	5.625%	2/27/17	250	285
Vodafone Group PLC	5.450%	6/10/19	150	174
Vodafone Group PLC	7.875%	2/15/30	50	66
Vodafone Group PLC	6.150%	2/27/37	225	265
Washington Post Co.	7.250%	2/1/19	75	90
WPP Finance UK	5.875%	6/15/14	75	83
WPP Finance UK	8.000%	9/15/14	50	60

Consumer Cyclical (1.0%)
AutoZone Inc.	6.500%	1/15/14	200	226
Best Buy Co. Inc.	6.750%	7/15/13	275	308
BorgWarner Inc.	4.625%	9/15/20	25	25
Costco Wholesale Corp.	5.300%	3/15/12	25	27
Costco Wholesale Corp.	5.500%	3/15/17	200	237
3 CVS Caremark Corp.	6.302%	6/1/12	125	116
CVS Caremark Corp.	4.875%	9/15/14	50	55
CVS Caremark Corp.	3.250%	5/18/15	25	26
CVS Caremark Corp.	6.125%	8/15/16	150	177
CVS Caremark Corp.	6.600%	3/15/19	700	848
CVS Caremark Corp.	6.250%	6/1/27	375	427
CVS Caremark Corp.	6.125%	9/15/39	175	193
Daimler Finance North America LLC	7.300%	1/15/12	625	671
Daimler Finance North America LLC	6.500%	11/15/13	300	343
Daimler Finance North America LLC	8.500%	1/18/31	100	137
Darden Restaurants Inc.	5.625%	10/15/12	75	81
Darden Restaurants Inc.	6.200%	10/15/17	275	322
Darden Restaurants Inc.	6.800%	10/15/37	100	115
5 Expedia Inc.	5.950%	8/15/20	75	76
Historic TW Inc.	9.150%	2/1/23	195	265
Historic TW Inc.	6.625%	5/15/29	175	198
Home Depot Inc.	5.250%	12/16/13	250	278
Home Depot Inc.	5.400%	3/1/16	175	199
Home Depot Inc.	3.950%	9/15/20	100	102
Home Depot Inc.	5.875%	12/16/36	225	239
Home Depot Inc.	5.400%	9/15/40	75	75
International Game Technology	7.500%	6/15/19	50	59
International Game Technology	5.500%	6/15/20	75	80
Johnson Controls Inc.	5.000%	3/30/20	125	137
Johnson Controls Inc.	6.000%	1/15/36	50	55
Kohl's Corp.	6.250%	12/15/17	50	60
Kohl's Corp.	6.000%	1/15/33	100	109
Lowe's Cos. Inc.	5.600%	9/15/12	100	109
Lowe's Cos. Inc.	5.000%	10/15/15	150	173
Lowe's Cos. Inc.	5.400%	10/15/16	150	177

Lowe's Cos. Inc.	6.100%	9/15/17	75	91
Lowe's Cos. Inc.	6.875%	2/15/28	25	31
Lowe's Cos. Inc.	6.500%	3/15/29	200	236
Lowe's Cos. Inc.	5.800%	10/15/36	75	84
Marriott International Inc.	4.625%	6/15/12	100	105
Marriott International Inc.	5.625%	2/15/13	100	107
Marriott International Inc.	6.200%	6/15/16	25	28
Marriott International Inc.	6.375%	6/15/17	50	56
McDonald's Corp.	5.300%	3/15/17	125	145
McDonald's Corp.	5.800%	10/15/17	175	211
McDonald's Corp.	5.350%	3/1/18	100	117
McDonald's Corp.	5.000%	2/1/19	100	115
McDonald's Corp.	6.300%	10/15/37	50	62
McDonald's Corp.	5.700%	2/1/39	100	115
MDC Holdings Inc.	5.500%	5/15/13	75	78
Nordstrom Inc.	6.250%	1/15/18	75	88
Nordstrom Inc.	4.750%	5/1/20	400	428
Nordstrom Inc.	7.000%	1/15/38	50	60
PACCAR Financial Corp.	1.950%	12/17/12	100	102
PACCAR Financial Corp.	2.050%	6/17/13	250	255
PACCAR Inc.	6.875%	2/15/14	100	117
Staples Inc.	9.750%	1/15/14	100	123
Target Corp.	5.125%	1/15/13	225	246
Target Corp.	4.000%	6/15/13	175	189
Target Corp.	5.375%	5/1/17	225	262
Target Corp.	6.000%	1/15/18	200	241
Target Corp.	7.000%	7/15/31	100	126
Target Corp.	6.350%	11/1/32	175	205
Target Corp.	6.500%	10/15/37	125	152
Target Corp.	7.000%	1/15/38	425	548
Time Warner Inc.	3.150%	7/15/15	575	596
Time Warner Inc.	5.875%	11/15/16	75	87
Time Warner Inc.	4.875%	3/15/20	350	379
Time Warner Inc.	4.700%	1/15/21	50	53
Time Warner Inc.	7.625%	4/15/31	300	370
Time Warner Inc.	7.700%	5/1/32	375	467
Time Warner Inc.	6.500%	11/15/36	175	195
Time Warner Inc.	6.200%	3/15/40	100	109
Time Warner Inc.	6.100%	7/15/40	175	188
TJX Cos. Inc.	6.950%	4/15/19	150	191
Toll Brothers Finance Corp.	5.150%	5/15/15	100	100
Toll Brothers Finance Corp.	6.750%	11/1/19	100	103
Toyota Motor Credit Corp.	3.200%	6/17/15	425	450
VF Corp.	5.950%	11/1/17	75	88
VF Corp.	6.450%	11/1/37	50	60
Viacom Inc.	6.250%	4/30/16	50	59
Viacom Inc.	6.125%	10/5/17	75	88
Viacom Inc.	5.625%	9/15/19	275	313
Viacom Inc.	6.875%	4/30/36	250	293
Wal-Mart Stores Inc.	4.550%	5/1/13	525	574
Wal-Mart Stores Inc.	7.250%	6/1/13	100	117
Wal-Mart Stores Inc.	4.500%	7/1/15	225	255
Wal-Mart Stores Inc.	5.375%	4/5/17	25	30
Wal-Mart Stores Inc.	5.800%	2/15/18	250	301
Wal-Mart Stores Inc.	5.875%	4/5/27	725	850
Wal-Mart Stores Inc.	7.550%	2/15/30	175	237
Wal-Mart Stores Inc.	5.250%	9/1/35	150	161
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,125

Wal-Mart Stores Inc.	6.200%	4/15/38	300	362
Walgreen Co.	4.875%	8/1/13	450	499
Walt Disney Co.	6.375%	3/1/12	100	108
Walt Disney Co.	5.625%	9/15/16	375	450
Walt Disney Co.	5.875%	12/15/17	175	212
Walt Disney Co.	5.500%	3/15/19	25	30
Western Union Co.	5.930%	10/1/16	125	146
5 Western Union Co.	5.253%	4/1/20	133	143
Western Union Co.	6.200%	11/17/36	75	81
Western Union Co.	6.200%	6/21/40	200	217
Yum! Brands Inc.	7.700%	7/1/12	100	110
Yum! Brands Inc.	6.250%	4/15/16	50	59
Yum! Brands Inc.	6.250%	3/15/18	50	59
Yum! Brands Inc.	6.875%	11/15/37	225	268

Consumer Noncyclical (2.5%)
Abbott Laboratories	5.150%	11/30/12	100	109
Abbott Laboratories	4.350%	3/15/14	500	552
Abbott Laboratories	2.700%	5/27/15	75	79
Abbott Laboratories	5.875%	5/15/16	475	569
Abbott Laboratories	5.600%	11/30/17	100	119
Abbott Laboratories	4.125%	5/27/20	25	27
Abbott Laboratories	6.150%	11/30/37	300	362
Abbott Laboratories	6.000%	4/1/39	50	59
Abbott Laboratories	5.300%	5/27/40	100	108
Allergan Inc./United States	5.750%	4/1/16	25	29
Altria Group Inc.	8.500%	11/10/13	500	600
Altria Group Inc.	4.125%	9/11/15	475	509
Altria Group Inc.	9.700%	11/10/18	225	304
Altria Group Inc.	9.250%	8/6/19	300	402
Altria Group Inc.	9.950%	11/10/38	150	215
Altria Group Inc.	10.200%	2/6/39	650	953
AmerisourceBergen Corp.	5.625%	9/15/12	100	108
AmerisourceBergen Corp.	5.875%	9/15/15	150	172
AmerisourceBergen Corp.	4.875%	11/15/19	25	27
Amgen Inc.	4.850%	11/18/14	100	113
Amgen Inc.	5.850%	6/1/17	150	178
Amgen Inc.	5.700%	2/1/19	75	89
Amgen Inc.	3.450%	10/1/20	225	227
Amgen Inc.	6.375%	6/1/37	125	153
Amgen Inc.	6.900%	6/1/38	175	226
Amgen Inc.	6.400%	2/1/39	175	212
Amgen Inc.	5.750%	3/15/40	125	140
Amgen Inc.	4.950%	10/1/41	150	150
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	125	133
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	75	85
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	150	181
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	115	125
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	225	233
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	225	231
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	275	295
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	562
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	165
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	325	388
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	87
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	117
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	299
AstraZeneca PLC	5.400%	9/15/12	425	463

AstraZeneca PLC	5.400%	6/1/14	75	86
AstraZeneca PLC	5.900%	9/15/17	375	451
AstraZeneca PLC	6.450%	9/15/37	450	565
Baxter FinCo BV	4.750%	10/15/10	175	175
Baxter International Inc.	6.250%	12/1/37	300	363
Becton Dickinson and Co.	5.000%	5/15/19	50	57
Biogen Idec Inc.	6.000%	3/1/13	225	246
Biogen Idec Inc.	6.875%	3/1/18	325	380
Bottling Group LLC	4.625%	11/15/12	200	215
Bottling Group LLC	5.000%	11/15/13	75	84
Bottling Group LLC	5.500%	4/1/16	250	295
Bristol-Myers Squibb Co.	5.450%	5/1/18	50	59
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	263
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	126
Bristol-Myers Squibb Co.	5.875%	11/15/36	125	144
Bristol-Myers Squibb Co.	6.125%	5/1/38	50	60
Bunge Ltd. Finance Corp.	5.350%	4/15/14	175	187
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	26
Bunge Ltd. Finance Corp.	8.500%	6/15/19	425	514
Campbell Soup Co.	3.050%	7/15/17	25	26
Cardinal Health Inc.	4.000%	6/15/15	50	53
CareFusion Corp.	4.125%	8/1/12	25	26
CareFusion Corp.	5.125%	8/1/14	50	55
CareFusion Corp.	6.375%	8/1/19	50	59
Cia de Bebidas das Americas	10.500%	12/15/11	100	110
Cia de Bebidas das Americas	8.750%	9/15/13	100	118
Clorox Co.	5.000%	1/15/15	250	280
Coca-Cola Co.	3.625%	3/15/14	100	108
Coca-Cola Co.	5.350%	11/15/17	225	264
Coca-Cola Co.	4.875%	3/15/19	250	287
Coca-Cola Enterprises Inc.	8.500%	2/1/22	50	71
Coca-Cola Enterprises Inc.	7.000%	10/1/26	200	255
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	108
Coca-Cola HBC Finance BV	5.125%	9/17/13	100	109
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	450	498
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	400	482
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	25	28
Coca-Cola Refreshments USA Inc.	4.500%	8/15/19	25	28
Corn Products International Inc.	3.200%	11/1/15	25	25
Corn Products International Inc.	4.625%	11/1/20	25	26
Corn Products International Inc.	6.625%	4/15/37	25	27
Covidien International Finance SA	5.450%	10/15/12	125	136
Covidien International Finance SA	6.000%	10/15/17	225	267
Covidien International Finance SA	6.550%	10/15/37	175	219
Delhaize Group SA	5.875%	2/1/14	125	141
Diageo Capital PLC	5.200%	1/30/13	50	55
Diageo Capital PLC	5.750%	10/23/17	25	30
Diageo Capital PLC	4.828%	7/15/20	300	337
Diageo Finance BV	5.300%	10/28/15	75	86
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	100	101
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	75	77
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	25	28
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	100	124
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	34
Eli Lilly & Co.	3.550%	3/6/12	175	182
Eli Lilly & Co.	6.000%	3/15/12	25	27
Eli Lilly & Co.	4.200%	3/6/14	150	164
Eli Lilly & Co.	5.200%	3/15/17	150	173

Eli Lilly & Co.	5.500%	3/15/27	150	169
Eli Lilly & Co.	5.950%	11/15/37	150	176
Express Scripts Inc.	5.250%	6/15/12	125	133
Express Scripts Inc.	6.250%	6/15/14	125	143
Express Scripts Inc.	7.250%	6/15/19	50	63
Fortune Brands Inc.	3.000%	6/1/12	200	204
Fortune Brands Inc.	5.375%	1/15/16	250	274
Fortune Brands Inc.	5.875%	1/15/36	50	50
Genentech Inc.	4.750%	7/15/15	50	57
Genentech Inc.	5.250%	7/15/35	75	81
General Mills Inc.	6.000%	2/15/12	233	249
General Mills Inc.	5.650%	9/10/12	100	109
General Mills Inc.	5.250%	8/15/13	100	112
General Mills Inc.	5.700%	2/15/17	150	177
General Mills Inc.	5.650%	2/15/19	775	906
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	400	440
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	375	414
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	474
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	350	436
Hasbro Inc.	6.300%	9/15/17	175	193
Hasbro Inc.	6.350%	3/15/40	50	51
Hershey Co.	5.450%	9/1/16	50	58
HJ Heinz Finance Co.	6.750%	3/15/32	225	268
Hospira Inc.	5.900%	6/15/14	75	85
Hospira Inc.	5.600%	9/15/40	50	51
Johnson & Johnson	5.150%	8/15/12	175	190
Johnson & Johnson	6.950%	9/1/29	25	33
Johnson & Johnson	4.950%	5/15/33	150	163
Johnson & Johnson	5.950%	8/15/37	200	243
Johnson & Johnson	4.500%	9/1/40	150	150
Kellogg Co.	5.125%	12/3/12	375	407
Kellogg Co.	4.250%	3/6/13	100	107
Kellogg Co.	4.150%	11/15/19	125	136
Kellogg Co.	7.450%	4/1/31	475	642
Kimberly-Clark Corp.	4.875%	8/15/15	200	230
Kimberly-Clark Corp.	6.125%	8/1/17	275	334
Kimberly-Clark Corp.	6.250%	7/15/18	50	61
Kimberly-Clark Corp.	3.625%	8/1/20	140	146
Koninklijke Philips Electronics NV	4.625%	3/11/13	100	108
Koninklijke Philips Electronics NV	5.750%	3/11/18	200	233
Koninklijke Philips Electronics NV	6.875%	3/11/38	175	221
Kraft Foods Inc.	5.625%	11/1/11	50	52
Kraft Foods Inc.	6.250%	6/1/12	100	109
Kraft Foods Inc.	2.625%	5/8/13	275	284
Kraft Foods Inc.	5.250%	10/1/13	25	28
Kraft Foods Inc.	6.750%	2/19/14	75	87
Kraft Foods Inc.	4.125%	2/9/16	925	997
Kraft Foods Inc.	6.500%	8/11/17	475	569
Kraft Foods Inc.	6.125%	8/23/18	75	88
Kraft Foods Inc.	5.375%	2/10/20	500	557
Kraft Foods Inc.	6.500%	11/1/31	200	229
Kraft Foods Inc.	7.000%	8/11/37	400	491
Kraft Foods Inc.	6.875%	2/1/38	575	701
Kraft Foods Inc.	6.875%	1/26/39	25	30
Kraft Foods Inc.	6.500%	2/9/40	225	263
Kroger Co.	6.750%	4/15/12	350	380
Kroger Co.	6.200%	6/15/12	250	271
Kroger Co.	5.000%	4/15/13	200	218

Kroger Co.	6.150%	1/15/20	75	89
Kroger Co.	8.000%	9/15/29	125	164
Kroger Co.	7.500%	4/1/31	100	128
Kroger Co.	6.900%	4/15/38	75	93
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	85
Life Technologies Corp.	4.400%	3/1/15	100	107
Life Technologies Corp.	6.000%	3/1/20	125	142
Lorillard Tobacco Co.	8.125%	6/23/19	525	601
Lorillard Tobacco Co.	6.875%	5/1/20	150	159
McKesson Corp.	7.750%	2/1/12	100	108
McKesson Corp.	5.250%	3/1/13	175	190
Mead Johnson Nutrition Co.	3.500%	11/1/14	25	26
Mead Johnson Nutrition Co.	4.900%	11/1/19	50	55
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	113
Medco Health Solutions Inc.	2.750%	9/15/15	275	279
Medco Health Solutions Inc.	7.125%	3/15/18	250	306
Medtronic Inc.	4.500%	3/15/14	75	83
Medtronic Inc.	3.000%	3/15/15	250	264
Medtronic Inc.	4.750%	9/15/15	100	114
Medtronic Inc.	5.600%	3/15/19	25	30
Medtronic Inc.	4.450%	3/15/20	125	137
Medtronic Inc.	6.500%	3/15/39	25	32
Medtronic Inc.	5.550%	3/15/40	350	399
Merck & Co. Inc.	4.375%	2/15/13	100	108
Merck & Co. Inc.	5.300%	12/1/13	250	282
Merck & Co. Inc.	4.750%	3/1/15	200	227
Merck & Co. Inc.	4.000%	6/30/15	100	111
Merck & Co. Inc.	6.000%	9/15/17	150	183
Merck & Co. Inc.	5.000%	6/30/19	100	116
Merck & Co. Inc.	6.400%	3/1/28	50	62
Merck & Co. Inc.	5.950%	12/1/28	75	89
Merck & Co. Inc.	6.500%	12/1/33	75	96
Merck & Co. Inc.	5.750%	11/15/36	350	411
Merck & Co. Inc.	6.550%	9/15/37	125	161
Merck & Co. Inc.	5.850%	6/30/39	75	90
Novant Health Inc.	5.850%	11/1/19	150	167
Novartis Capital Corp.	1.900%	4/24/13	125	128
Novartis Capital Corp.	4.125%	2/10/14	525	573
Novartis Capital Corp.	2.900%	4/24/15	125	132
Novartis Securities Investment Ltd.	5.125%	2/10/19	400	459
PepsiAmericas Inc.	5.750%	7/31/12	100	109
PepsiAmericas Inc.	5.000%	5/15/17	100	114
PepsiCo Inc.	4.500%	1/15/20	25	28
PepsiCo Inc.	7.000%	3/1/29	275	362
PepsiCo Inc.	4.650%	2/15/13	125	136
PepsiCo Inc.	3.750%	3/1/14	350	378
PepsiCo Inc.	5.000%	6/1/18	325	373
PepsiCo Inc.	7.900%	11/1/18	375	500
PepsiCo Inc.	5.500%	1/15/40	250	285
Pfizer Inc.	4.450%	3/15/12	425	448
Pfizer Inc.	5.350%	3/15/15	700	807
Pfizer Inc.	6.200%	3/15/19	600	735
Pfizer Inc.	7.200%	3/15/39	475	645
Pharmacia Corp.	6.600%	12/1/28	75	92
Philip Morris International Inc.	4.875%	5/16/13	250	275
Philip Morris International Inc.	6.875%	3/17/14	150	177
Philip Morris International Inc.	5.650%	5/16/18	325	382
Philip Morris International Inc.	6.375%	5/16/38	200	246

3 Procter & Gamble - Esop	9.360%	1/1/21	395	518
Procter & Gamble Co.	4.950%	8/15/14	50	57
Procter & Gamble Co.	3.500%	2/15/15	150	163
Procter & Gamble Co.	4.700%	2/15/19	100	114
Procter & Gamble Co.	6.450%	1/15/26	75	95
Procter & Gamble Co.	5.550%	3/5/37	325	378
Quest Diagnostics Inc.	5.450%	11/1/15	200	226
Quest Diagnostics Inc.	6.950%	7/1/37	75	86
Reynolds American Inc.	7.250%	6/1/12	225	243
Reynolds American Inc.	7.250%	6/1/13	150	168
Reynolds American Inc.	6.750%	6/15/17	150	168
Reynolds American Inc.	7.250%	6/15/37	125	131
Safeway Inc.	6.250%	3/15/14	150	172
Safeway Inc.	6.350%	8/15/17	100	118
Safeway Inc.	5.000%	8/15/19	125	137
Safeway Inc.	3.950%	8/15/20	250	252
Safeway Inc.	7.250%	2/1/31	75	92
St. Jude Medical Inc.	2.200%	9/15/13	200	204
St. Jude Medical Inc.	3.750%	7/15/14	225	241
Stryker Corp.	3.000%	1/15/15	50	53
Stryker Corp.	4.375%	1/15/20	50	55
Sysco Corp.	4.200%	2/12/13	25	27
Sysco Corp.	5.250%	2/12/18	100	115
Sysco Corp.	5.375%	9/21/35	100	112
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	400	479
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	100	105
Thermo Fisher Scientific Inc.	2.150%	12/28/12	50	51
Thermo Fisher Scientific Inc.	3.250%	11/20/14	75	79
Thermo Fisher Scientific Inc.	3.200%	5/1/15	200	211
Unilever Capital Corp.	7.125%	11/1/10	350	352
Unilever Capital Corp.	3.650%	2/15/14	25	27
Unilever Capital Corp.	5.900%	11/15/32	50	60
UST LLC	5.750%	3/1/18	75	81
Whirlpool Corp.	5.500%	3/1/13	325	350
Wyeth	5.500%	3/15/13	275	304
Wyeth	5.500%	2/1/14	50	57
Wyeth	5.500%	2/15/16	200	234
Wyeth	5.450%	4/1/17	50	58
Wyeth	6.450%	2/1/24	100	124
Wyeth	6.500%	2/1/34	100	125
Wyeth	6.000%	2/15/36	125	147
Wyeth	5.950%	4/1/37	650	766
Zimmer Holdings Inc.	4.625%	11/30/19	50	54
Zimmer Holdings Inc.	5.750%	11/30/39	50	55

Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	154
Anadarko Petroleum Corp.	7.625%	3/15/14	150	169
Anadarko Petroleum Corp.	5.750%	6/15/14	25	27
Anadarko Petroleum Corp.	6.450%	9/15/36	775	775
Anadarko Petroleum Corp.	7.950%	6/15/39	25	28
Anadarko Petroleum Corp.	6.200%	3/15/40	275	267
Apache Corp.	6.000%	9/15/13	175	197
Apache Corp.	5.625%	1/15/17	100	115
Apache Corp.	6.900%	9/15/18	150	188
Apache Corp.	6.000%	1/15/37	150	170
Apache Corp.	5.100%	9/1/40	350	350

Baker Hughes Inc.	6.875%	1/15/29	100	125
Baker Hughes Inc.	5.125%	9/15/40	275	285
BP Capital Markets PLC	3.125%	3/10/12	350	357
BP Capital Markets PLC	5.250%	11/7/13	350	381
BP Capital Markets PLC	3.625%	5/8/14	50	52
BP Capital Markets PLC	3.875%	3/10/15	275	287
BP Capital Markets PLC	3.125%	10/1/15	450	454
BP Capital Markets PLC	4.750%	3/10/19	200	208
BP Capital Markets PLC	4.500%	10/1/20	25	25
Burlington Resources Finance Co.	6.500%	12/1/11	100	107
Burlington Resources Finance Co.	7.400%	12/1/31	175	224
Cameron International Corp.	6.375%	7/15/18	100	113
Cameron International Corp.	7.000%	7/15/38	100	114
Canadian Natural Resources Ltd.	5.450%	10/1/12	50	54
Canadian Natural Resources Ltd.	5.150%	2/1/13	25	27
Canadian Natural Resources Ltd.	4.900%	12/1/14	150	167
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	147
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	260
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	276
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	144
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	176
Canadian Natural Resources Ltd.	6.250%	3/15/38	150	172
Cenovus Energy Inc.	4.500%	9/15/14	150	165
Cenovus Energy Inc.	5.700%	10/15/19	50	58
Cenovus Energy Inc.	6.750%	11/15/39	850	1,026
Chevron Corp.	3.450%	3/3/12	125	130
Chevron Corp.	3.950%	3/3/14	300	328
Chevron Corp.	4.950%	3/3/19	275	320
Conoco Funding Co.	7.250%	10/15/31	75	96
ConocoPhillips	4.750%	2/1/14	125	139
ConocoPhillips	5.750%	2/1/19	875	1,050
ConocoPhillips	5.900%	10/15/32	50	57
ConocoPhillips	6.500%	2/1/39	100	125
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	295
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	150	171
ConocoPhillips Holding Co.	6.950%	4/15/29	150	192
Devon Energy Corp.	5.625%	1/15/14	100	112
Devon Energy Corp.	7.950%	4/15/32	50	68
Devon Financing Corp. ULC	0.000%	0/0/0		—
Devon Financing Corp. ULC	7.875%	9/30/31	300	400
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	28
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	86
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	104
Encana Corp.	4.750%	10/15/13	25	27
Encana Corp.	5.900%	12/1/17	225	263
Encana Corp.	6.500%	8/15/34	325	378
Encana Corp.	6.500%	2/1/38	200	232
EnCana Holdings Finance Corp.	5.800%	5/1/14	100	114
EOG Resources Inc.	2.950%	6/1/15	125	131
EOG Resources Inc.	5.875%	9/15/17	225	265
EOG Resources Inc.	4.400%	6/1/20	100	108
Halliburton Co.	6.150%	9/15/19	200	238
Halliburton Co.	6.700%	9/15/38	125	155
Halliburton Co.	7.450%	9/15/39	200	270
Hess Corp.	7.875%	10/1/29	350	448
Hess Corp.	7.125%	3/15/33	100	121
Hess Corp.	5.600%	2/15/41	500	521
Husky Energy Inc.	5.900%	6/15/14	300	333

Husky Energy Inc.	6.150%	6/15/19	100	115
Husky Energy Inc.	6.800%	9/15/37	50	57
Kerr-McGee Corp.	6.950%	7/1/24	250	270
Kerr-McGee Corp.	7.875%	9/15/31	50	55
Marathon Oil Corp.	6.125%	3/15/12	125	134
Marathon Oil Corp.	5.900%	3/15/18	50	58
Nabors Industries Inc.	6.150%	2/15/18	300	332
5 Nabors Industries Inc.	5.000%	9/15/20	175	177
Nexen Inc.	5.050%	11/20/13	50	54
Nexen Inc.	5.650%	5/15/17	100	112
Nexen Inc.	7.875%	3/15/32	50	62
Nexen Inc.	6.400%	5/15/37	300	329
Nexen Inc.	7.500%	7/30/39	200	246
Noble Energy Inc.	8.250%	3/1/19	200	259
Noble Holding International Ltd.	4.900%	8/1/20	100	107
Noble Holding International Ltd.	6.200%	8/1/40	100	110
Occidental Petroleum Corp.	6.750%	1/15/12	250	269
Petro-Canada	6.050%	5/15/18	425	495
Petro-Canada	7.875%	6/15/26	25	32
Petro-Canada	7.000%	11/15/28	100	117
Petro-Canada	5.350%	7/15/33	150	150
Petro-Canada	6.800%	5/15/38	125	148
Rowan Cos. Inc.	7.875%	8/1/19	75	89
Shell International Finance BV	1.875%	3/25/13	175	179
Shell International Finance BV	4.000%	3/21/14	300	325
Shell International Finance BV	3.100%	6/28/15	725	763
Shell International Finance BV	3.250%	9/22/15	100	106
Shell International Finance BV	4.300%	9/22/19	500	545
Shell International Finance BV	4.375%	3/25/20	125	137
Shell International Finance BV	6.375%	12/15/38	475	595
Shell International Finance BV	5.500%	3/25/40	75	85
Smith International Inc.	9.750%	3/15/19	300	431
Statoil ASA	3.875%	4/15/14	25	27
Statoil ASA	3.125%	8/17/17	400	416
Statoil ASA	5.250%	4/15/19	25	29
Statoil ASA	7.250%	9/23/27	400	519
Statoil ASA	5.100%	8/17/40	125	134
Suncor Energy Inc.	6.100%	6/1/18	75	88
Suncor Energy Inc.	5.950%	12/1/34	75	81
Suncor Energy Inc.	6.500%	6/15/38	925	1,060
Sunoco Inc.	4.875%	10/15/14	50	52
Sunoco Inc.	5.750%	1/15/17	50	52
Talisman Energy Inc.	5.125%	5/15/15	50	55
Talisman Energy Inc.	7.750%	6/1/19	200	255
Talisman Energy Inc.	5.850%	2/1/37	150	157
Tosco Corp.	8.125%	2/15/30	100	136
Total Capital SA	3.000%	6/24/15	150	157
Total Capital SA	4.450%	6/24/20	150	164
Total Capital SA	4.250%	12/15/21	200	217
Transocean Inc.	4.950%	11/15/15	350	362
Transocean Inc.	6.000%	3/15/18	75	79
Transocean Inc.	6.500%	11/15/20	150	162
Transocean Inc.	7.500%	4/15/31	175	187
Transocean Inc.	6.800%	3/15/38	150	152
Valero Energy Corp.	6.875%	4/15/12	300	323
Valero Energy Corp.	9.375%	3/15/19	200	254
Valero Energy Corp.	6.125%	2/1/20	75	82
Valero Energy Corp.	7.500%	4/15/32	225	247

Valero Energy Corp.	6.625%	6/15/37	175	176
Weatherford Bermuda Holdings Ltd.	5.125%	9/15/20	400	408
Weatherford Bermuda Holdings Ltd.	6.750%	9/15/40	150	155
Weatherford International Inc.	6.350%	6/15/17	450	503
Weatherford International Inc.	6.800%	6/15/37	25	26
Weatherford International Ltd.	6.500%	8/1/36	275	274
Weatherford International Ltd.	7.000%	3/15/38	50	53
Weatherford International Ltd. Bermuda	5.150%	3/15/13	25	27
Weatherford International Ltd. Bermuda	6.000%	3/15/18	50	55
Williams Cos. Inc.	7.500%	1/15/31	186	210
Williams Cos. Inc.	7.750%	6/15/31	56	65
XTO Energy Inc.	5.900%	8/1/12	50	55
XTO Energy Inc.	6.250%	4/15/13	175	198
XTO Energy Inc.	5.750%	12/15/13	250	287
XTO Energy Inc.	5.000%	1/31/15	50	57
XTO Energy Inc.	5.300%	6/30/15	25	29
XTO Energy Inc.	6.250%	8/1/17	375	464
XTO Energy Inc.	6.500%	12/15/18	200	254
XTO Energy Inc.	6.750%	8/1/37	200	269

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	75	90

Technology (0.8%)
Adobe Systems Inc.	3.250%	2/1/15	100	105
Adobe Systems Inc.	4.750%	2/1/20	175	188
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	50	56
Agilent Technologies Inc.	6.500%	11/1/17	400	459
Amphenol Corp.	4.750%	11/15/14	100	108
Analog Devices Inc.	5.000%	7/1/14	100	110
BMC Software Inc.	7.250%	6/1/18	50	60
CA Inc.	5.375%	12/1/19	75	81
Cisco Systems Inc.	2.900%	11/17/14	125	133
Cisco Systems Inc.	5.500%	2/22/16	200	236
Cisco Systems Inc.	4.950%	2/15/19	475	544
Cisco Systems Inc.	4.450%	1/15/20	875	961
Cisco Systems Inc.	5.900%	2/15/39	200	229
Cisco Systems Inc.	5.500%	1/15/40	175	193
Computer Sciences Corp.	6.500%	3/15/18	50	57
Corning Inc.	6.625%	5/15/19	25	30
Dell Inc.	3.375%	6/15/12	25	26
Dell Inc.	4.700%	4/15/13	150	163
Dell Inc.	1.400%	9/10/13	150	151
Dell Inc.	2.300%	9/10/15	200	201
Dell Inc.	5.650%	4/15/18	75	86
Dell Inc.	5.875%	6/15/19	75	87
Dell Inc.	6.500%	4/15/38	100	114
Dun & Bradstreet Corp.	6.000%	4/1/13	150	164
Equifax Inc.	4.450%	12/1/14	50	53
Equifax Inc.	6.300%	7/1/17	25	28
Equifax Inc.	7.000%	7/1/37	50	56
Fiserv Inc.	6.125%	11/20/12	275	301
Fiserv Inc.	3.125%	10/1/15	50	51
Fiserv Inc.	6.800%	11/20/17	150	173
Harris Corp.	5.000%	10/1/15	125	137
Hewlett-Packard Co.	4.250%	2/24/12	100	105
Hewlett-Packard Co.	6.500%	7/1/12	200	220

Hewlett-Packard Co.	4.500%	3/1/13	100	108
Hewlett-Packard Co.	1.250%	9/13/13	350	352
Hewlett-Packard Co.	6.125%	3/1/14	700	807
Hewlett-Packard Co.	4.750%	6/2/14	350	390
Hewlett-Packard Co.	2.125%	9/13/15	200	201
Hewlett-Packard Co.	5.500%	3/1/18	75	89
HP Enterprise Services LLC	6.000%	8/1/13	75	85
IBM International Group Capital LLC	5.050%	10/22/12	275	299
International Business Machines Corp.	1.000%	8/5/13	875	878
International Business Machines Corp.	5.700%	9/14/17	850	1,012
International Business Machines Corp.	6.220%	8/1/27	75	91
International Business Machines Corp.	6.500%	1/15/28	75	93
International Business Machines Corp.	5.875%	11/29/32	325	380
International Business Machines Corp.	5.600%	11/30/39	387	445
Intuit Inc.	5.400%	3/15/12	50	53
Lexmark International Inc.	5.900%	6/1/13	50	54
Lexmark International Inc.	6.650%	6/1/18	150	169
Maxim Integrated Products Inc.	3.450%	6/14/13	50	51
Microsoft Corp.	0.875%	9/27/13	150	150
Microsoft Corp.	2.950%	6/1/14	500	531
Microsoft Corp.	1.625%	9/25/15	150	150
Microsoft Corp.	4.200%	6/1/19	25	28
Microsoft Corp.	3.000%	10/1/20	225	224
Microsoft Corp.	5.200%	6/1/39	25	28
Microsoft Corp.	4.500%	10/1/40	100	100
Motorola Inc.	8.000%	11/1/11	25	27
Motorola Inc.	5.375%	11/15/12	50	53
Motorola Inc.	6.000%	11/15/17	550	613
Motorola Inc.	7.500%	5/15/25	50	59
Motorola Inc.	6.500%	9/1/25	5	6
Motorola Inc.	6.500%	11/15/28	5	5
Motorola Inc.	6.625%	11/15/37	5	5
Nokia Oyj	5.375%	5/15/19	100	109
Nokia Oyj	6.625%	5/15/39	50	57
Oracle Corp.	4.950%	4/15/13	150	165
Oracle Corp.	3.750%	7/8/14	225	244
Oracle Corp.	5.250%	1/15/16	275	319
Oracle Corp.	5.750%	4/15/18	300	357
Oracle Corp.	5.000%	7/8/19	550	633
Oracle Corp.	6.500%	4/15/38	200	248
Oracle Corp.	6.125%	7/8/39	250	297
5 Oracle Corp.	5.375%	7/15/40	500	538
Pitney Bowes Inc.	4.625%	10/1/12	100	106
Pitney Bowes Inc.	3.875%	6/15/13	100	105
Pitney Bowes Inc.	4.875%	8/15/14	100	108
Pitney Bowes Inc.	4.750%	1/15/16	375	397
Science Applications International Corp.	6.250%	7/1/12	25	27
Science Applications International Corp.	5.500%	7/1/33	25	25
Symantec Corp.	2.750%	9/15/15	25	25
Symantec Corp.	4.200%	9/15/20	50	50
Xerox Corp.	7.625%	6/15/13	300	304
Xerox Corp.	8.250%	5/15/14	150	180
Xerox Corp.	6.400%	3/15/16	100	116
Xerox Corp.	6.750%	2/1/17	100	117
Xerox Corp.	6.350%	5/15/18	175	203
Xerox Corp.	5.625%	12/15/19	25	28
Xerox Corp.	6.750%	12/15/39	375	443

Transportation (0.4%)
3 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	74	88
Burlington Northern Santa Fe LLC	5.900%	7/1/12	225	244
Burlington Northern Santa Fe LLC	5.650%	5/1/17	100	115
Burlington Northern Santa Fe LLC	3.600%	9/1/20	175	177
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	145
Burlington Northern Santa Fe LLC	5.050%	3/1/41	225	224
Canadian National Railway Co.	6.375%	10/15/11	100	106
Canadian National Railway Co.	5.800%	6/1/16	100	119
Canadian National Railway Co.	6.200%	6/1/36	75	91
Canadian Pacific Railway Co.	4.450%	3/15/23	25	25
Canadian Pacific Railway Co.	5.950%	5/15/37	150	163
Con-way Inc.	6.700%	5/1/34	100	95
3 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	165	173
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	150	166
CSX Corp.	6.300%	3/15/12	150	161
CSX Corp.	6.250%	4/1/15	50	59
CSX Corp.	5.600%	5/1/17	175	200
CSX Corp.	7.900%	5/1/17	73	92
CSX Corp.	6.250%	3/15/18	375	444
CSX Corp.	7.375%	2/1/19	425	534
CSX Corp.	6.000%	10/1/36	50	55
CSX Corp.	6.220%	4/30/40	152	174
3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	203	214
3 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	148	163
JB Hunt Transport Services Inc.	3.375%	9/15/15	250	250
Norfolk Southern Corp.	7.700%	5/15/17	450	571
Norfolk Southern Corp.	5.750%	4/1/18	100	116
Norfolk Southern Corp.	5.900%	6/15/19	175	207
Norfolk Southern Corp.	7.800%	5/15/27	200	266
Norfolk Southern Corp.	7.050%	5/1/37	400	512
Norfolk Southern Corp.	7.900%	5/15/97	50	67
Ryder System Inc.	5.850%	3/1/14	75	82
Ryder System Inc.	7.200%	9/1/15	100	118
Ryder System Inc.	3.600%	3/1/16	230	233
Ryder System Inc.	5.850%	11/1/16	25	28
Southwest Airlines Co.	6.500%	3/1/12	250	265
Southwest Airlines Co.	5.750%	12/15/16	75	82
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	44	48
Union Pacific Corp.	6.125%	1/15/12	25	27
Union Pacific Corp.	6.500%	4/15/12	75	81
Union Pacific Corp.	5.450%	1/31/13	225	246
Union Pacific Corp.	5.375%	5/1/14	150	168
Union Pacific Corp.	5.750%	11/15/17	275	320
Union Pacific Corp.	5.700%	8/15/18	375	436
Union Pacific Corp.	7.125%	2/1/28	150	187
United Parcel Service Inc.	3.875%	4/1/14	200	218
United Parcel Service Inc.	5.500%	1/15/18	75	88
United Parcel Service Inc.	5.125%	4/1/19	100	118
United Parcel Service Inc.	6.200%	1/15/38	100	123
				231,068

Utilities (2.3%)
Electric (1.7%)
AEP Texas Central Co.	6.650%	2/15/33	200	232
Alabama Power Co.	5.500%	10/15/17	225	261
Alabama Power Co.	6.000%	3/1/39	125	147
Ameren Energy Generating Co.	7.000%	4/15/18	400	405
American Water Capital Corp.	6.085%	10/15/17	200	227
American Water Capital Corp.	6.593%	10/15/37	150	169
Appalachian Power Co.	3.400%	5/24/15	150	158
Appalachian Power Co.	7.000%	4/1/38	100	124
Arizona Public Service Co.	5.800%	6/30/14	75	83
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	118
Carolina Power & Light Co.	5.125%	9/15/13	325	360
Carolina Power & Light Co.	5.300%	1/15/19	275	320
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	300	331
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	61
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	254
Commonwealth Edison Co.	6.150%	3/15/12	75	80
Commonwealth Edison Co.	5.950%	8/15/16	175	208
Commonwealth Edison Co.	6.150%	9/15/17	325	386
Commonwealth Edison Co.	5.800%	3/15/18	75	87
Commonwealth Edison Co.	4.000%	8/1/20	25	26
Commonwealth Edison Co.	5.900%	3/15/36	50	56
Commonwealth Edison Co.	6.450%	1/15/38	175	211
Connecticut Light & Power Co.	6.350%	6/1/36	175	215
Consolidated Edison Co. of New York Inc.	5.625%	7/1/12	350	379
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	75	81
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	100	117
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	200	251
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	100	105
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	89
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	275	328
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	100	110
Consolidated Natural Gas Co.	5.000%	12/1/14	300	338
Constellation Energy Group Inc.	4.550%	6/15/15	475	512
Constellation Energy Group Inc.	7.600%	4/1/32	25	31
Consumers Energy Co.	5.375%	4/15/13	225	246
Consumers Energy Co.	5.500%	8/15/16	100	115
Dominion Resources Inc.	5.150%	7/15/15	600	684
Dominion Resources Inc.	6.300%	3/15/33	100	117
Dominion Resources Inc.	5.950%	6/15/35	225	256
3 Dominion Resources Inc./VA	6.300%	9/30/11	75	71
Dominion Resources Inc./VA	5.700%	9/17/12	140	153
Dominion Resources Inc./VA	6.000%	11/30/17	250	295
Duke Energy Carolinas LLC	6.250%	1/15/12	300	321
Duke Energy Carolinas LLC	4.300%	6/15/20	250	275
Duke Energy Carolinas LLC	6.000%	12/1/28	100	115
Duke Energy Carolinas LLC	6.100%	6/1/37	125	148
Duke Energy Carolinas LLC	6.050%	4/15/38	50	60
Duke Energy Carolinas LLC	5.300%	2/15/40	175	190
Duke Energy Corp.	3.350%	4/1/15	200	212
Duke Energy Corp.	5.050%	9/15/19	75	84
Duke Energy Indiana Inc.	5.000%	9/15/13	125	139
Duke Energy Indiana Inc.	3.750%	7/15/20	25	26
Duke Energy Indiana Inc.	6.350%	8/15/38	225	277
Duke Energy Ohio Inc.	5.700%	9/15/12	75	82
Duke Energy Ohio Inc.	2.100%	6/15/13	200	205
El Paso Electric Co.	6.000%	5/15/35	50	50

Empresa Nacional de Electricidad SA	8.350%	8/1/13	100	115
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	231
Entergy Louisiana LLC	6.500%	9/1/18	50	60
Exelon Corp.	4.900%	6/15/15	400	439
Exelon Generation Co. LLC	5.200%	10/1/19	50	55
Exelon Generation Co. LLC	4.000%	10/1/20	75	75
Exelon Generation Co. LLC	6.250%	10/1/39	125	135
Exelon Generation Co. LLC	5.750%	10/1/41	100	101
FirstEnergy Corp.	6.450%	11/15/11	8	8
FirstEnergy Corp.	7.375%	11/15/31	200	217
FirstEnergy Solutions Corp.	6.800%	8/15/39	200	202
Florida Power & Light Co.	5.550%	11/1/17	25	30
Florida Power & Light Co.	5.625%	4/1/34	25	28
Florida Power & Light Co.	5.400%	9/1/35	75	83
Florida Power & Light Co.	6.200%	6/1/36	50	61
Florida Power & Light Co.	5.650%	2/1/37	100	114
Florida Power & Light Co.	5.850%	5/1/37	25	29
Florida Power & Light Co.	5.950%	2/1/38	150	177
Florida Power & Light Co.	5.960%	4/1/39	475	563
Florida Power Corp.	5.650%	6/15/18	75	89
Florida Power Corp.	6.350%	9/15/37	225	276
Florida Power Corp.	6.400%	6/15/38	650	804
FPL Group Capital Inc.	5.350%	6/15/13	125	137
FPL Group Capital Inc.	2.550%	11/15/13	725	746
3 FPL Group Capital Inc.	6.350%	10/1/16	75	72
3 FPL Group Capital Inc.	6.650%	6/15/17	75	73
Georgia Power Co.	5.700%	6/1/17	150	176
Georgia Power Co.	5.400%	6/1/40	300	326
Great Plains Energy Inc.	2.750%	8/15/13	100	101
Iberdrola International BV	6.750%	6/15/12	150	162
Iberdrola International BV	6.750%	7/15/36	75	83
Illinois Power Co.	6.125%	11/15/17	25	28
Illinois Power Co.	6.250%	4/1/18	125	143
Indiana Michigan Power Co.	6.050%	3/15/37	200	221
3 Integrys Energy Group Inc.	6.110%	12/1/16	150	139
Interstate Power & Light Co.	6.250%	7/15/39	50	60
Jersey Central Power & Light Co.	5.625%	5/1/16	125	142
Jersey Central Power & Light Co.	5.650%	6/1/17	475	535
Kansas City Power & Light Co.	6.050%	11/15/35	50	54
MidAmerican Energy Co.	5.650%	7/15/12	200	216
MidAmerican Energy Co.	5.125%	1/15/13	150	164
MidAmerican Energy Co.	5.950%	7/15/17	75	89
MidAmerican Energy Co.	5.300%	3/15/18	50	57
MidAmerican Energy Co.	6.750%	12/30/31	125	154
MidAmerican Energy Co.	5.750%	11/1/35	250	275
Midamerican Energy Holdings Co.	5.750%	4/1/18	125	145
Midamerican Energy Holdings Co.	6.125%	4/1/36	550	635
Midamerican Energy Holdings Co.	5.950%	5/15/37	125	141
Midamerican Energy Holdings Co.	6.500%	9/15/37	50	60
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	450	465
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	100	112
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	175	194
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	288

National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	231
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	175	234
Nevada Power Co.	7.125%	3/15/19	550	683
5 Niagara Mohawk Power Corp.	4.881%	8/15/19	50	55
Nisource Finance Corp.	5.400%	7/15/14	400	445
Nisource Finance Corp.	5.250%	9/15/17	150	163
Nisource Finance Corp.	6.125%	3/1/22	75	85
Northern States Power Co.	5.250%	3/1/18	150	174
Northern States Power Co.	6.250%	6/1/36	50	61
Northern States Power Co.	5.350%	11/1/39	75	83
Northern States Power Co.	1.950%	8/15/15	25	25
Northern States Power Co.	6.200%	7/1/37	50	60
NSTAR	4.500%	11/15/19	25	27
NSTAR Electric Co.	4.875%	4/15/14	50	56
NSTAR Electric Co.	5.625%	11/15/17	150	178
NSTAR Electric Co.	5.500%	3/15/40	75	85
Oglethorpe Power Corp.	5.950%	11/1/39	50	59
Ohio Edison Co.	6.400%	7/15/16	175	205
Ohio Power Co.	5.750%	9/1/13	200	222
Ohio Power Co.	6.000%	6/1/16	75	88
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	113
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	125	146
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	157
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	295
Pacific Gas & Electric Co.	4.800%	3/1/14	700	773
Pacific Gas & Electric Co.	5.625%	11/30/17	150	173
Pacific Gas & Electric Co.	8.250%	10/15/18	200	265
Pacific Gas & Electric Co.	6.050%	3/1/34	625	706
PacifiCorp	7.700%	11/15/31	600	820
PacifiCorp	5.250%	6/15/35	100	107
Peco Energy Co.	5.350%	3/1/18	50	58
Pennsylvania Electric Co.	6.050%	9/1/17	75	85
Pepco Holdings Inc.	2.700%	10/1/15	175	176
Potomac Electric Power Co.	6.500%	11/15/37	100	125
PPL Electric Utilities Corp.	6.250%	5/15/39	275	332
PPL Energy Supply LLC	6.400%	11/1/11	50	53
PPL Energy Supply LLC	6.300%	7/15/13	75	84
PPL Energy Supply LLC	6.200%	5/15/16	23	26
PPL Energy Supply LLC	6.500%	5/1/18	50	58
Progress Energy Inc.	6.850%	4/15/12	25	27
Progress Energy Inc.	6.050%	3/15/14	50	57
Progress Energy Inc.	7.050%	3/15/19	50	62
Progress Energy Inc.	7.000%	10/30/31	325	402
Progress Energy Inc.	6.000%	12/1/39	25	29
PSEG Power LLC	6.950%	6/1/12	450	493
PSEG Power LLC	2.500%	4/15/13	75	77
PSEG Power LLC	5.000%	4/1/14	75	82
PSEG Power LLC	5.500%	12/1/15	75	85
PSEG Power LLC	8.625%	4/15/31	100	134
Public Service Co. of Colorado	7.875%	10/1/12	125	141
Public Service Co. of Colorado	5.125%	6/1/19	275	317
Public Service Co. of Colorado	6.250%	9/1/37	25	30
Public Service Co. of Oklahoma	6.625%	11/15/37	200	237
Public Service Electric & Gas Co.	2.700%	5/1/15	200	209
Public Service Electric & Gas Co.	5.800%	5/1/37	75	87
Puget Sound Energy Inc.	5.483%	6/1/35	25	26

Puget Sound Energy Inc.	6.274%	3/15/37	125	144
Puget Sound Energy Inc.	5.757%	10/1/39	75	81
Puget Sound Energy Inc.	5.764%	7/15/40	100	109
San Diego Gas & Electric Co.	5.350%	5/15/35	25	28
San Diego Gas & Electric Co.	6.000%	6/1/39	25	30
San Diego Gas & Electric Co.	4.500%	8/15/40	150	149
Sierra Pacific Power Co.	6.000%	5/15/16	100	116
Sierra Pacific Power Co.	6.750%	7/1/37	150	179
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	125
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	29
Southern California Edison Co.	5.000%	1/15/14	200	222
Southern California Edison Co.	4.650%	4/1/15	100	113
Southern California Edison Co.	5.000%	1/15/16	25	29
Southern California Edison Co.	6.650%	4/1/29	75	91
Southern California Edison Co.	6.000%	1/15/34	50	59
Southern California Edison Co.	5.750%	4/1/35	75	86
Southern California Edison Co.	5.350%	7/15/35	100	109
Southern California Edison Co.	5.625%	2/1/36	125	142
Southern California Edison Co.	5.950%	2/1/38	200	235
Southern California Edison Co.	4.500%	9/1/40	75	73
Southern Co.	4.150%	5/15/14	100	108
Southern Co.	2.375%	9/15/15	150	152
Southern Power Co.	6.250%	7/15/12	100	109
Southern Power Co.	4.875%	7/15/15	200	224
Southwestern Electric Power Co.	6.450%	1/15/19	100	114
Southwestern Electric Power Co.	6.200%	3/15/40	50	54
Tampa Electric Co.	6.100%	5/15/18	100	118
Tampa Electric Co.	6.550%	5/15/36	100	120
Teco Finance Inc.	4.000%	3/15/16	50	53
Teco Finance Inc.	5.150%	3/15/20	50	55
Toledo Edison Co.	6.150%	5/15/37	100	111
TransAlta Corp.	6.650%	5/15/18	50	59
Union Electric Co.	5.400%	2/1/16	100	112
Union Electric Co.	8.450%	3/15/39	150	221
United Utilities PLC	5.375%	2/1/19	325	349
Virginia Electric and Power Co.	6.000%	1/15/36	125	146
Virginia Electric and Power Co.	6.000%	5/15/37	100	117
Virginia Electric and Power Co.	6.350%	11/30/37	50	61
Virginia Electric and Power Co.	8.875%	11/15/38	25	38
Wisconsin Electric Power Co.	4.250%	12/15/19	50	55
Wisconsin Electric Power Co.	5.700%	12/1/36	300	340
3 Wisconsin Energy Corp.	6.250%	5/15/17	425	409
Wisconsin Power & Light Co.	5.000%	7/15/19	50	57
Wisconsin Power & Light Co.	6.375%	8/15/37	100	121
Xcel Energy Inc.	5.613%	4/1/17	78	88
Xcel Energy Inc.	4.700%	5/15/20	100	109
Xcel Energy Inc.	6.500%	7/1/36	100	121

Natural Gas (0.6%)
Atmos Energy Corp.	4.950%	10/15/14	50	55
Atmos Energy Corp.	8.500%	3/15/19	75	97
Boardwalk Pipelines LP	5.500%	2/1/17	100	109
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	86
DCP Midstream Operating LP	3.250%	10/1/15	100	100
El Paso Natural Gas Co.	5.950%	4/15/17	425	462
Enbridge Energy Partners LP	6.500%	4/15/18	75	88
Enbridge Energy Partners LP	9.875%	3/1/19	125	171
Enbridge Energy Partners LP	7.500%	4/15/38	150	189

Energy Transfer Partners LP	5.650%	8/1/12	100	106
Energy Transfer Partners LP	6.000%	7/1/13	400	438
Energy Transfer Partners LP	8.500%	4/15/14	125	148
Energy Transfer Partners LP	5.950%	2/1/15	75	83
Energy Transfer Partners LP	6.125%	2/15/17	50	56
Energy Transfer Partners LP	9.000%	4/15/19	250	320
Energy Transfer Partners LP	6.625%	10/15/36	150	161
6 Enron Corp.	9.125%	4/1/03	500	1
6 Enron Corp.	6.875%	10/15/07	500	1
Enterprise Products Operating LLC	4.600%	8/1/12	125	131
Enterprise Products Operating LLC	5.650%	4/1/13	250	272
Enterprise Products Operating LLC	5.900%	4/15/13	50	55
Enterprise Products Operating LLC	9.750%	1/31/14	240	294
Enterprise Products Operating LLC	5.600%	10/15/14	275	310
Enterprise Products Operating LLC	6.300%	9/15/17	150	174
Enterprise Products Operating LLC	6.650%	4/15/18	50	59
Enterprise Products Operating LLC	6.500%	1/31/19	50	58
Enterprise Products Operating LLC	6.875%	3/1/33	175	197
Enterprise Products Operating LLC	7.550%	4/15/38	75	93
EQT Corp.	6.500%	4/1/18	350	398
6 HNG Internorth	9.625%	3/15/06	500	1
KeySpan Corp.	8.000%	11/15/30	75	100
Kinder Morgan Energy Partners LP	7.125%	3/15/12	50	54
Kinder Morgan Energy Partners LP	5.850%	9/15/12	125	135
Kinder Morgan Energy Partners LP	5.000%	12/15/13	300	328
Kinder Morgan Energy Partners LP	5.625%	2/15/15	325	365
Kinder Morgan Energy Partners LP	5.950%	2/15/18	50	56
Kinder Morgan Energy Partners LP	6.850%	2/15/20	125	150
Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	291
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	51
Kinder Morgan Energy Partners LP	6.500%	9/1/39	75	81
Magellan Midstream Partners LP	5.650%	10/15/16	75	85
Magellan Midstream Partners LP	6.550%	7/15/19	75	89
National Grid PLC	6.300%	8/1/16	325	384
NuStar Logistics LP	7.650%	4/15/18	125	150
Oneok Inc.	5.200%	6/15/15	75	83
Oneok Inc.	6.000%	6/15/35	75	77
ONEOK Partners LP	5.900%	4/1/12	100	107
ONEOK Partners LP	6.150%	10/1/16	150	175
ONEOK Partners LP	8.625%	3/1/19	225	293
ONEOK Partners LP	6.650%	10/1/36	325	365
ONEOK Partners LP	6.850%	10/15/37	150	174
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	250	277
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	29
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	95
Sempra Energy	6.000%	10/15/39	300	339
5 Southern Natural Gas Co.	5.900%	4/1/17	300	328
Spectra Energy Capital LLC	5.500%	3/1/14	125	137
Spectra Energy Capital LLC	6.200%	4/15/18	50	58
Spectra Energy Capital LLC	6.750%	2/15/32	50	57
Texas Gas Transmission LLC	4.600%	6/1/15	100	107
3 TransCanada PipeLines Ltd.	6.350%	5/15/17	275	256
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	183
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	178
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	159
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	327

TransCanada PipeLines Ltd.	6.200%	10/15/37	625	710
Williams Partners LP	3.800%	2/15/15	75	79
Williams Partners LP	5.250%	3/15/20	475	517
Williams Partners LP	6.300%	4/15/40	100	110

Other Utility (0.0%)
Veolia Environnement	6.000%	6/1/18	400	462

				49,816
Total Corporate Bonds (Cost $394,939)				434,433
Sovereign Bonds (U.S. Dollar-Denominated) (4.4%)
African Development Bank	1.000%	11/23/11	150	151
African Development Bank	1.750%	10/1/12	100	102
African Development Bank	1.625%	2/11/13	150	153
African Development Bank	3.000%	5/27/14	450	481
Asian Development Bank	2.125%	3/15/12	150	154
Asian Development Bank	4.500%	9/4/12	125	134
Asian Development Bank	1.625%	7/15/13	350	358
Asian Development Bank	3.625%	9/5/13	350	379
Asian Development Bank	2.750%	5/21/14	750	796
Asian Development Bank	4.250%	10/20/14	275	307
Asian Development Bank	2.625%	2/9/15	275	290
Asian Development Bank	5.593%	7/16/18	275	330
Brazilian Government International Bond	11.000%	1/11/12	100	113
Brazilian Government International Bond	10.250%	6/17/13	50	62
Brazilian Government International Bond	7.875%	3/7/15	175	215
Brazilian Government International Bond	6.000%	1/17/17	450	524
3 Brazilian Government International Bond	8.000%	1/15/18	750	897
Brazilian Government International Bond	5.875%	1/15/19	1,400	1,641
Brazilian Government International Bond	8.875%	10/14/19	300	422
Brazilian Government International Bond	4.875%	1/22/21	175	192
Brazilian Government International Bond	8.875%	4/15/24	125	183
Brazilian Government International Bond	8.750%	2/4/25	300	440
Brazilian Government International Bond	10.125%	5/15/27	325	527
Brazilian Government International Bond	8.250%	1/20/34	400	578
Brazilian Government International Bond	7.125%	1/20/37	325	425
Brazilian Government International Bond	11.000%	8/17/40	700	969
Brazilian Government International Bond	5.625%	1/7/41	450	493
Chile Government International Bond	7.125%	1/11/12	150	161
Chile Government International Bond	5.500%	1/15/13	175	190
Chile Government International Bond	3.875%	8/5/20	200	208
China Development Bank Corp.	4.750%	10/8/14	100	110
China Development Bank Corp.	5.000%	10/15/15	100	112
China Government International Bond	4.750%	10/29/13	50	55
Corp Andina de Fomento	3.750%	1/15/16	100	102
Corp Andina de Fomento	8.125%	6/4/19	400	499
Corp. Andina de Fomento	5.200%	5/21/13	125	135
Corp. Andina de Fomento	5.125%	5/5/15	50	54
Corp. Andina de Fomento	5.750%	1/12/17	275	303
Council Of Europe Development Bank	2.750%	2/10/15	150	159
7 Development Bank of Japan	4.250%	6/9/15	50	56
Eksportfinans ASA	3.000%	11/17/14	100	106
Eksportfinans ASA	2.000%	9/15/15	400	402
Eksportfinans ASA	5.500%	5/25/16	350	411
Eksportfinans ASA	5.500%	6/26/17	125	148
European Bank for Reconstruction &
Development	2.750%	4/20/15	525	554

European Bank for Reconstruction &
Development	1.625%	9/3/15	125	125
European Investment Bank	2.625%	11/15/11	200	205
European Investment Bank	2.000%	2/10/12	1,650	1,681
European Investment Bank	4.625%	3/21/12	250	265
5 European Investment Bank	1.125%	4/16/12	950	959
European Investment Bank	1.750%	9/14/12	300	307
European Investment Bank	1.625%	3/15/13	200	204
European Investment Bank	2.875%	3/15/13	225	236
European Investment Bank	3.250%	5/15/13	300	319
European Investment Bank	1.875%	6/17/13	175	180
European Investment Bank	4.250%	7/15/13	1,175	1,287
European Investment Bank	1.250%	9/17/13	625	634
European Investment Bank	2.375%	3/14/14	700	734
European Investment Bank	4.625%	5/15/14	175	196
European Investment Bank	3.125%	6/4/14	1,975	2,109
European Investment Bank	2.875%	1/15/15	200	212
European Investment Bank	2.750%	3/23/15	450	476
European Investment Bank	1.625%	9/1/15	650	656
European Investment Bank	4.875%	2/16/16	650	752
European Investment Bank	5.125%	9/13/16	450	531
European Investment Bank	4.875%	1/17/17	150	175
European Investment Bank	5.125%	5/30/17	675	799
European Investment Bank	2.875%	9/15/20	100	101
Export Development Canada	2.625%	11/15/11	150	153
Export Development Canada	2.375%	3/19/12	150	154
Export Development Canada	1.750%	9/24/12	475	486
Export Development Canada	3.500%	5/16/13	275	295
Export Development Canada	3.125%	4/24/14	150	161
Export Development Canada	2.250%	5/28/15	75	78
Export-Import Bank of Korea	5.500%	10/17/12	325	347
Export-Import Bank of Korea	8.125%	1/21/14	1,025	1,192
Export-Import Bank of Korea	5.875%	1/14/15	150	168
Hungary Government International Bond	4.750%	2/3/15	250	252
Hydro Quebec	6.300%	5/11/11	75	78
Hydro Quebec	8.000%	2/1/13	500	580
Hydro Quebec	8.400%	1/15/22	275	399
Hydro Quebec	8.050%	7/7/24	200	298
Inter-American Development Bank	3.000%	4/22/14	625	668
Inter-American Development Bank	2.250%	7/15/15	200	207
Inter-American Development Bank	2.375%	8/15/17	100	102
Inter-American Development Bank	4.250%	9/10/18	1,050	1,188
Inter-American Development Bank	3.875%	9/17/19	1,550	1,720
Inter-American Development Bank	3.875%	2/14/20	50	55
Inter-American Development Bank	7.000%	6/15/25	100	135
International Bank for Reconstruction &
Development	3.125%	11/15/11	200	206
International Bank for Reconstruction &
Development	2.000%	4/2/12	1,450	1,484
International Bank for Reconstruction &
Development	0.800%	7/13/12	400	401
International Bank for Reconstruction &
Development	1.750%	7/15/13	375	385
International Bank for Reconstruction &
Development	2.375%	5/26/15	1,050	1,100
International Bank for Reconstruction &
Development	4.750%	2/15/35	600	681
International Finance Corp.	3.500%	5/15/13	175	188

International Finance Corp.	3.000%	4/22/14	775	825
International Finance Corp.	2.750%	4/20/15	175	186
Israel Government International Bond	4.625%	6/15/13	75	81
Israel Government International Bond	5.500%	11/9/16	175	202
Israel Government International Bond	5.125%	3/26/19	550	611
Japan Bank for International Cooperation	4.250%	6/18/13	625	680
7 Japan Finance Corp.	1.500%	7/6/12	400	405
7 Japan Finance Corp.	2.125%	11/5/12	250	257
7 Japan Finance Corp.	2.875%	2/2/15	325	343
7 Japan Finance Corp.	1.875%	9/24/15	25	25
7 Japan Finance Organization for Municipalities	4.625%	4/21/15	100	114
Japan Finance Organization for Municipalities	5.000%	5/16/17	100	117
Korea Development Bank	5.300%	1/17/13	125	133
Korea Development Bank	5.750%	9/10/13	250	273
Korea Development Bank	8.000%	1/23/14	250	293
Korea Development Bank	4.375%	8/10/15	750	801
Korea Electric Power Corp.	7.750%	4/1/13	175	198
Korea Finance Corp.	3.250%	9/20/16	250	250
Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	375	385
8 Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	550	560
8 Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	275	282
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	50	53
8 Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	1,050	1,062
8 Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	550	565
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	1,675	1,776
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	200	214
8 Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	600	610
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,225	1,342
8 Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	625	678
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	637
8 Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	225	238
8 Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	775	816
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	1,450	1,702
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	250	284
8 Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	1,350	1,586
8 Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	50	55
8 Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	150	151
8 Landwirtschaftliche Rentenbank	5.250%	7/2/12	600	648
Landwirtschaftliche Rentenbank	1.875%	9/24/12	625	640
Landwirtschaftliche Rentenbank	3.250%	3/15/13	150	158
Landwirtschaftliche Rentenbank	4.125%	7/15/13	175	190
8 Landwirtschaftliche Rentenbank	3.125%	7/15/15	375	402
Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	315
Mexico Government International Bond	6.375%	1/16/13	474	526
Mexico Government International Bond	5.875%	2/17/14	250	283
Mexico Government International Bond	6.625%	3/3/15	510	598
Mexico Government International Bond	11.375%	9/15/16	100	145
Mexico Government International Bond	5.625%	1/15/17	325	373
Mexico Government International Bond	5.950%	3/19/19	500	588
Mexico Government International Bond	5.125%	1/15/20	150	167
Mexico Government International Bond	8.300%	8/15/31	250	354
Mexico Government International Bond	6.750%	9/27/34	1,408	1,747
Mexico Government International Bond	6.050%	1/11/40	775	885
Nordic Investment Bank	1.625%	1/28/13	250	254
Nordic Investment Bank	2.625%	10/6/14	225	237
Nordic Investment Bank	2.500%	7/15/15	225	236
Oesterreichische Kontrollbank AG	3.125%	10/14/11	150	154
9 Oesterreichische Kontrollbank AG	1.875%	3/21/12	625	637

9 Oesterreichische Kontrollbank AG	1.750%	3/11/13	400	408
9 Oesterreichische Kontrollbank AG	5.000%	4/25/17	600	696
Panama Government International Bond	5.200%	1/30/20	600	660
Panama Government International Bond	7.125%	1/29/26	600	758
Panama Government International Bond	6.700%	1/26/36	100	122
Pemex Project Funding Master Trust	5.750%	3/1/18	600	658
Pemex Project Funding Master Trust	6.625%	6/15/35	475	516
Pemex Project Funding Master Trust	6.625%	6/15/38	150	163
Peruvian Government International Bond	7.125%	3/30/19	350	438
Peruvian Government International Bond	7.350%	7/21/25	400	518
Peruvian Government International Bond	8.750%	11/21/33	142	210
3 Peruvian Government International Bond	6.550%	3/14/37	525	635
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	75	88
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	350	389
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	400	444
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	300	368
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	650	790
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	75	83
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	150	172
5 Petroleos Mexicanos	4.875%	3/15/15	175	188
Petroleos Mexicanos	8.000%	5/3/19	200	251
5 Petroleos Mexicanos	6.000%	3/5/20	400	441
5 Petroleos Mexicanos	5.500%	1/21/21	150	159
5 Petroleos Mexicanos	6.625%	6/15/35	150	162
Poland Government International Bond	6.250%	7/3/12	250	270
Poland Government International Bond	5.250%	1/15/14	200	218
Poland Government International Bond	3.875%	7/16/15	400	416
Poland Government International Bond	6.375%	7/15/19	850	1,005
Province of British Columbia Canada	2.850%	6/15/15	400	426
Province of Manitoba Canada	2.125%	4/22/13	200	207
Province of Manitoba Canada	2.625%	7/15/15	250	263
Province of Nova Scotia Canada	5.750%	2/27/12	50	53
Province of Nova Scotia Canada	2.375%	7/21/15	200	206
Province of Ontario Canada	5.000%	10/18/11	625	655
Province of Ontario Canada	1.875%	11/19/12	575	589
Province of Ontario Canada	4.100%	6/16/14	675	744
Province of Ontario Canada	2.950%	2/5/15	100	106
Province of Ontario Canada	2.700%	6/16/15	575	604
Province of Ontario Canada	1.875%	9/15/15	200	202
Province of Ontario Canada	4.750%	1/19/16	100	114
Province of Ontario Canada	5.450%	4/27/16	500	588
Province of Ontario Canada	4.000%	10/7/19	575	624
Province of Ontario Canada	4.400%	4/14/20	500	555
Province of Quebec Canada	5.125%	11/14/16	325	378
Province of Quebec Canada	4.625%	5/14/18	575	651
Province of Quebec Canada	3.500%	7/29/20	350	357
Province of Quebec Canada	7.500%	9/15/29	325	470
Region of Lombardy Italy	5.804%	10/25/32	200	216
Republic of Italy	5.625%	6/15/12	425	452
Republic of Italy	2.125%	10/5/12	1,300	1,316
Republic of Italy	2.125%	9/16/13	500	501
Republic of Italy	3.125%	1/26/15	425	434
Republic of Italy	4.750%	1/25/16	500	537
Republic of Italy	5.250%	9/20/16	1,050	1,157
Republic of Italy	5.375%	6/15/33	175	178
Republic of Korea	4.250%	6/1/13	350	371
Republic of Korea	5.750%	4/16/14	325	365
Republic of Korea	7.125%	4/16/19	225	285

Republic of Korea	5.625%	11/3/25	100	116
South Africa Government International Bond	7.375%	4/25/12	500	546
South Africa Government International Bond	6.875%	5/27/19	250	306
South Africa Government International Bond	5.500%	3/9/20	300	335
Svensk Exportkredit AB	3.250%	9/16/14	200	213
Svensk Exportkredit AB	5.125%	3/1/17	350	407
Total Sovereign Bonds (Cost $89,501)				96,465
Taxable Municipal Bonds (0.7%)
American Muni. Power Ohio Inc.	5.939%	2/15/47	150	153
Bay Area Toll Auth. CA Toll Bridge Rev.	6.793%	4/1/30	50	53
Bay Area Toll Auth. CA Toll Bridge Rev.	6.918%	4/1/40	100	108
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	150	166
Board of Regents of the Univ. of Texas
System Rev. Financing System	5.134%	8/15/42	100	107
Board of Regents of the Univ. of Texas
System Rev. Financing System	4.794%	8/15/46	75	77
California Educ. Fac. Auth. Rev. (Stanford
Univ.)	3.625%	5/1/14	200	216
California Educ. Fac. Auth. Rev. (Stanford
Univ.)	4.250%	5/1/16	100	112
California GO	5.250%	4/1/14	100	106
California GO	5.750%	3/1/17	100	110
California GO	6.200%	10/1/19	275	302
California GO	7.500%	4/1/34	600	661
California GO	5.650%	4/1/39	100	108
California GO	7.300%	10/1/39	75	80
California GO	7.350%	11/1/39	575	613
California GO	7.625%	3/1/40	250	275
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	50	55
Chicago IL Board of Educ. GO	6.138%	12/1/39	50	51
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	300	341
Chicago IL O'Hare International Airport Rev.	6.395%	1/1/40	50	53
Chicago IL Transit Auth. Rev.	6.200%	12/1/40	150	152
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	125	136
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	100	105
Commonwealth Financing Auth. Pennsylvania
Rev.	6.218%	6/1/39	150	164
Connecticut GO	5.850%	3/15/32	200	227
Cook County IL GO	6.229%	11/15/34	50	52
Dallas TX Area Rapid Transit Rev.	4.922%	12/1/41	50	50
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	100	117
Dallas TX Area Rapid Transit Rev.	5.022%	12/1/48	50	50
Denver CO City & County School Dist.	5.664%	12/1/33	50	54
District of Columbia Income Tax Rev.	5.591%	12/1/34	50	54
Georgia GO	4.503%	11/1/25	150	169
Illinois GO	2.766%	1/1/12	150	152
Illinois GO	4.071%	1/1/14	150	155
Illinois GO	4.950%	6/1/23	550	532
Illinois GO	5.100%	6/1/33	1,100	927
Illinois GO	6.725%	4/1/35	200	199
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.851%	12/1/34	50	51
Indianapolis IN Local Public Improvement
Bond Bank Notes	6.116%	1/15/40	250	282

Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	175	183
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	50	59
Los Angeles CA Community College Dist. GO	6.600%	8/1/42	150	165
Los Angeles CA Dept. of Water & Power Rev.	5.716%	7/1/39	75	77
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	150	165
Los Angeles CA Dept. of Water & Power Rev.	6.166%	7/1/40	25	25
Los Angeles CA USD GO	5.755%	7/1/29	500	522
Los Angeles CA USD GO	5.750%	7/1/34	125	126
Los Angeles CA USD GO	6.758%	7/1/34	50	57
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute)	3.450%	9/1/14	100	107
Maryland Health & Higher Educ. Fac Auth.
Rev. (Johns Hopkins Univ.)	5.250%	7/1/19	200	233
Maryland Transp. Auth. Rev.	5.888%	7/1/43	50	55
Massachusetts GO	5.456%	12/1/39	150	165
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	75	85
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	75	80
Metro New York Transp Auth. Rev.
(Dedicated Tax Fund)	7.336%	11/15/39	50	63
Metro. Govt. of Nashville & Davidson County
TN GO	5.707%	7/1/34	50	56
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	50	50
Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	100	110
Metro. Washington DC/VA Airports Auth.
Airport System Rev.	7.462%	10/1/46	50	52
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	50	54
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	200	215
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	150	158
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	75	74
New Jersey Econ. Dev. Auth. Rev. (Pension
Funding)	7.425%	2/15/29	225	263
New Jersey Transp. Trust Fund Auth. Rev.	6.561%	12/15/40	500	569
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	5	5
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	70	74
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	300	374
New York City NY GO	6.246%	6/1/35	25	26
New York City NY GO	5.968%	3/1/36	100	108
New York City NY GO	5.985%	12/1/36	50	53
New York City NY GO	5.846%	6/1/40	50	52
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	50	57
New York City NY Muni. Water Finance Auth.	5.440%	6/15/43	100	104
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/41	50	54
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.952%	6/15/42	50	56
New York City NY Transitional Finance Auth.
Rev.	5.767%	8/1/36	50	53
New York City NY Transitional Finance Auth.
Rev.	5.508%	8/1/37	100	104
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/30	125	132
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.628%	3/15/39	100	105
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	150	161

North Texas Tollway Auth. Rev.	6.718%	1/1/49	100	110
Ohio State Univ. General Receipts Rev.	4.910%	6/1/40	100	102
Ohio Water Dev. Auth. PCR	4.879%	12/1/34	75	78
Oregon (Taxable Pension) GO	5.762%	6/1/23	50	57
Oregon (Taxable Pension) GO	5.892%	6/1/27	75	87
Oregon GO	5.528%	6/30/28	50	56
Oregon School Boards Association GO	4.759%	6/30/28	75	77
Oregon State Dept. Transp. Highway Usertax
Rev.	5.834%	11/15/34	50	57
Pennsylvania GO	4.650%	2/15/26	50	53
Pennsylvania GO	5.350%	5/1/30	200	206
Pennsylvania State Turnpike Comm. Rev.	5.511%	12/1/45	50	51
Pennsylvania State Turnpike Comm. Rev.	5.561%	12/1/49	50	51
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	75	84
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	4.839%	1/1/41	50	50
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	125	147
San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	50	57
San Diego County CA Water Auth.	6.138%	5/1/49	50	55
State Public School Building Auth.
Pennsylvania College Rev.	5.000%	9/15/27	50	50
Texas GO	4.681%	4/1/40	50	50
Texas State Transp. Comm. First Tier	5.028%	4/1/26	50	55
Texas State Transp. Comm. Rev. (First Tier)	5.178%	4/1/30	75	81
Texas State Transp. Comm. Rev. (First Tier)	4.631%	4/1/33	150	152
Tobacco Settlement West Virginia Finance
Auth. Rev.	7.467%	6/1/47	125	97
Univ. of California Regents	6.583%	5/15/49	50	55
Univ. of California Rev.	5.946%	5/15/45	175	178
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	50	56
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	25	27
Utah GO	4.554%	7/1/24	50	54
Utah GO	3.539%	7/1/25	50	50
Washington GO	5.090%	8/1/33	250	266
Washington GO	5.140%	8/1/40	150	156
Wisconsin GO	4.800%	5/1/13	75	81
Wisconsin GO	5.700%	5/1/26	75	82
Total Taxable Municipal Bonds (Cost $14,685)				15,529
Tax-Exempt Municipal Bonds (0.0%)
California (0.0%)
San Francisco CA City & County Water Rev.
(Cost $50)	6.000%	11/1/40	50	53

Total Tax-Exempt Municipal Bonds (Cost $50)				53
			Shares
Temporary Cash Investment (5.1%)
Money Market Fund (5.1%)
[10] Vanguard Market Liquidity Fund (Cost
$113,468)	4.330%		113,467,499	113,468

Total Investments (105.3%) (Cost $2,187,242)				2,316,644
Other Assets and Liabilities-Net (-5.3%)				(106,442)
Net Assets (100%)				2,210,202

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate value of these securities was $10,634,000, representing 0.5% of net assets.
6 Non-income-producing security--security in default.
7 Guaranteed by the Government of Japan.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the Republic of Austria.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
11 Guaranteed by the National Credit Union Administration.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PCR—Pollution Control Revenue Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

Total Bond Market Index Portfolio

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

U.S. Government and Agency Obligations	—	1,570,656	—

Asset-Backed/Commercial Mortgage-Backed Securities	—	86,040	—

Corporate Bonds	—	434,430	3

Sovereign Bonds	—	96,465	—

Taxable Municipal Bonds	—	15,529	—

Tax-Exempt Municipal Bonds	—	53	—

Temporary Cash Investments	113,468	—	—
Total	113,468	2,203,173	3

There were no changes in investments valued based on Level 3 inputs during the period ended September 30, 2010.

C. At September 30, 2010, the cost of investment securities for tax purposes was $2,187,242,000. Net unrealized appreciation of investment securities for tax purposes was $129,402,000, consisting of unrealized gains of $131,364,000 on securities that had risen in value since their purchase and $1,962,000 in unrealized losses on securities that had fallen in value since their purchase.

Short-Term Investment-Grade Portfolio

Schedule of Investments

As of September 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.3%)
U.S. Government Securities (1.6%)
United States Treasury Note/Bond	1.375%	2/15/12	1,200	1,217
United States Treasury Note/Bond	0.875%	2/29/12	515	519
United States Treasury Note/Bond	1.000%	3/31/12	2,500	2,524
United States Treasury Note/Bond	4.875%	6/30/12	200	216
United States Treasury Note/Bond	4.250%	9/30/12	2,800	3,013
United States Treasury Note/Bond	1.125%	6/15/13	7,500	7,607
United States Treasury Note/Bond	1.250%	8/31/15	459	459
				15,555
Agency Bonds and Notes (0.4%)
[1,2] Federal Farm Credit Bank	0.237%	7/16/12	150	150
[1,2] Federal Home Loan Mortgage Corp.	0.177%	1/11/12	300	300
[1,2] Federal Home Loan Mortgage Corp.	0.178%	2/2/12	850	848
[1,2] Federal Home Loan Mortgage Corp.	0.217%	2/10/12	1,850	1,851
[1,2] Federal Home Loan Mortgage Corp.	0.217%	2/16/12	175	175
[1,2] Federal National Mortgage Assn.	0.217%	9/19/11	425	425
				3,749
Conventional Mortgage-Backed Securities (0.1%)
[2,3] Fannie Mae Pool	6.000%	12/1/16	144	156
[2,3] Fannie Mae Pool	6.500%	9/1/16–9/1/16	149	162
[2,3] Fannie Mae Pool	7.000%	4/1/13	2	2
[2,3] Freddie Mac Gold Pool	6.000%	4/1/17	112	122
				442
Nonconventional Mortgage-Backed Securities (0.2%)
[2,3] Fannie Mae Pool	2.375%	12/1/32	23	24
[2,3] Fannie Mae Pool	2.552%	6/1/33	199	207
[2,3] Fannie Mae Pool	2.560%	7/1/32	19	19
[2,3] Fannie Mae Pool	2.585%	5/1/33	185	193
[2,3] Fannie Mae Pool	2.798%	5/1/33	42	44
[2,3] Fannie Mae Pool	2.897%	7/1/33	440	456
[2,3] Fannie Mae Pool	2.900%	9/1/32	8	8
[2,3] Fannie Mae Pool	2.910%	8/1/33	66	68
[2,3] Fannie Mae Pool	3.021%	8/1/33	64	66
[2,3] Fannie Mae Pool	3.025%	8/1/33	100	103
[2,3] Fannie Mae Pool	3.172%	9/1/32	12	13
[2,3] Fannie Mae Pool	5.401%	8/1/37	50	53
[2,3] Fannie Mae Pool	5.490%	2/1/37	76	81
[2,3] Freddie Mac Non Gold Pool	2.961%	2/1/33	45	47
[2,3] Freddie Mac Non Gold Pool	3.090%	9/1/32	31	32
[2,3] Freddie Mac Non Gold Pool	3.199%	1/1/33	34	36
[2,3] Freddie Mac Non Gold Pool	3.201%	8/1/33	58	60
[2,3] Freddie Mac Non Gold Pool	3.367%	10/1/32	30	32
[2,3] Freddie Mac Non Gold Pool	3.393%	9/1/32	39	40
[2,3] Freddie Mac Non Gold Pool	5.738%	8/1/37	332	353
				1,935
Total U.S. Government and Agency Obligations (Cost $21,395)				21,681
Asset-Backed/Commercial Mortgage-Backed Securities (23.7%)
[3,4] Ally Auto Receivables Trust	3.050%	12/15/14	1,130	1,189

3	Ally Auto Receivables Trust	2.090%	5/15/15	1,300	1,333
[3,4] Ally Auto Receivables Trust	3.000%	10/15/15	300	314
[3,4] Ally Auto Receivables Trust	2.690%	2/15/17	500	501
[3,4] Ally Master Owner Trust	3.470%	4/15/15	500	517
[3,4] Ally Master Owner Trust	3.870%	4/15/15	300	310
[3,4] Ally Master Owner Trust	4.250%	4/15/17	200	216
[3,4] Ally Master Owner Trust	4.590%	4/15/17	400	431
[1,3] Ally Master Owner Trust	1.327%	8/15/17	1,650	1,657
1,3,4Ally Master Owner Trust	1.807%	8/15/17	990	993
1,3,4Ally Master Owner Trust	2.207%	8/15/17	750	751
1,3,4American Express Credit Account Master
Trust	0.587%	6/17/13	70	70
1,3,4American Express Credit Account Master
Trust	0.547%	8/15/13	170	170
1,3,4American Express Credit Account Master
Trust	0.537%	12/15/13	100	100
1,3,4American Express Credit Account Master
Trust	0.537%	3/17/14	100	99
1,3,4American Express Credit Account Master
Trust	0.527%	9/15/14	65	64
1,3,4American Express Credit Account Master
Trust	0.677%	1/15/15	70	69
[1,3] American Express Credit Account Master
Trust	1.357%	3/15/16	200	202
[1,3] American Express Credit Account Master
Trust	1.357%	3/15/16	130	132
[1,3] American Express Credit Account Master
Trust	1.357%	4/15/16	130	131
1,3,4American Express Credit Account Master
Trust	0.927%	12/15/16	150	147
[1,3] American Express Credit Account Master
Trust	1.507%	3/15/17	2,100	2,178
[1,3] AmeriCredit Automobile Receivables Trust	5.258%	1/6/15	1,500	1,544
[1,3] AmeriCredit Automobile Receivables Trust	5.258%	4/6/15	1,350	1,425
3	Americredit Prime Automobile Receivable	2.210%	1/15/14	110	112
3	Americredit Prime Automobile Receivable	2.900%	12/15/14	80	83
1,3,4Arkle Master Issuer PLC	1.619%	5/17/60	3,800	3,790
1,3,4Arran Residential Mortgages Funding PLC	1.779%	5/16/47	650	650
1,3,4Arran Residential Mortgages Funding PLC	0.597%	4/12/56	1,062	1,051
4	BA Covered Bond Issuer	5.500%	6/14/12	800	850
[1,3] BA Credit Card Trust	0.547%	6/15/14	235	231
[1,3] BA Credit Card Trust	0.957%	12/15/14	2,600	2,622
[1,3] BA Credit Card Trust	0.557%	9/15/15	1,800	1,801
[1,3] BA Credit Card Trust	0.287%	4/15/16	1,700	1,687
[1,3] BA Credit Card Trust	0.317%	4/15/16	790	783
[1,3] BA Credit Card Trust	0.317%	9/15/16	700	692
[1,3] BA Credit Card Trust	0.327%	12/15/16	1,200	1,185
[1,3] BA Credit Card Trust	0.297%	11/15/19	790	767
3	Banc of America Commercial Mortgage Inc.	5.334%	9/10/45	330	333
[1,3] Banc of America Commercial Mortgage Inc.	5.867%	4/10/49	2,255	2,330
[1,3] Banc of America Funding Corp.	5.406%	9/20/46	1,158	882
[1,3] Banc of America Mortgage Securities Inc.	3.465%	9/25/32	3	3
[1,3] Banc of America Mortgage Securities Inc.	2.958%	5/25/33	72	67
[1,3] Banc of America Mortgage Securities Inc.	3.515%	2/25/34	100	94
[3,4] Bank of America Auto Trust	3.520%	6/15/16	1,500	1,570
[3,4] Bank of America Auto Trust	3.030%	10/15/16	925	962
1,3,4Bank of America Student Loan Trust	1.362%	2/25/43	2,200	2,202
[1,3] Bank One Issuance Trust	0.427%	2/15/17	1,800	1,792

[1,3] Bank One Issuance Trust		1.057%	2/15/17	200	196
[1,3] Bear Stearns Adjustable Rate Mortgage Trust		5.513%	10/25/36	1,195	837
[1,3] Bear Stearns Adjustable Rate Mortgage Trust		5.347%	5/25/47	1,101	817
[1,3] Bear Stearns Commercial Mortgage
	Securities	5.907%	6/11/40	895	963
3	Bear Stearns Commercial Mortgage
	Securities	5.478%	10/12/41	1,100	1,129
3	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	104	104
3	BMW Vehicle Lease Trust	3.660%	8/15/13	300	307
[1,3] Capital One Multi-Asset Execution Trust		0.547%	3/17/14	330	327
3	Capital One Multi-Asset Execution Trust	3.200%	4/15/14	3,800	3,866
[1,3] Capital One Multi-Asset Execution Trust		0.557%	6/16/14	750	738
[1,3] Capital One Multi-Asset Execution Trust		0.577%	7/15/14	700	688
[1,3] Capital One Multi-Asset Execution Trust		0.387%	8/15/14	125	125
[1,3] Capital One Multi-Asset Execution Trust		0.557%	11/17/14	850	829
[1,3] Capital One Multi-Asset Execution Trust		0.337%	9/15/15	300	297
[1,3] Capital One Multi-Asset Execution Trust		0.317%	1/15/16	605	599
3	Capital One Multi-Asset Execution Trust	5.050%	2/15/16	1,200	1,318
[1,3] Capital One Multi-Asset Execution Trust		0.287%	4/15/16	400	395
[1,3] Capital One Multi-Asset Execution Trust		0.317%	7/15/16	700	690
[1,3] Capital One Multi-Asset Execution Trust		2.507%	7/15/16	680	674
[1,3] Capital One Multi-Asset Execution Trust		0.467%	12/15/16	75	74
[1,3] Capital One Multi-Asset Execution Trust		0.347%	6/17/19	500	482
[1,3] Capital One Multi-Asset Execution Trust		0.307%	11/15/19	610	585
[1,3] Capital One Multi-Asset Execution Trust		0.337%	12/16/19	6,950	6,669
[1,3] Capital One Multi-Asset Execution Trust		0.297%	7/15/20	4,270	4,065
3	CarMax Auto Owner Trust	2.040%	10/15/15	800	816
[1,3] Chase Issuance Trust		0.547%	1/15/14	350	347
[1,3] Chase Issuance Trust		0.592%	6/16/14	1,500	1,503
[1,3] Chase Issuance Trust		0.327%	12/15/14	305	304
[1,3] Chase Issuance Trust		0.697%	1/15/15	720	712
3	Chase Issuance Trust	4.650%	3/15/15	4,000	4,367
3	Chase Issuance Trust	5.400%	7/15/15	2,000	2,242
[1,3] Chase Issuance Trust		0.377%	9/15/15	100	100
[1,3] Chase Issuance Trust		1.792%	9/15/15	1,400	1,453
[1,3] Chase Issuance Trust		0.717%	4/15/19	700	654
3	Chrysler Financial Auto Securitization Trust	1.150%	11/8/11	1,259	1,261
3	Chrysler Financial Auto Securitization Trust	2.940%	6/8/13	402	405
[3,4] Chrysler Financial Auto Securitization Trust		6.250%	5/8/14	845	891
[3,4] Chrysler Financial Auto Securitization Trust		5.570%	8/8/14	845	884
3	Chrysler Financial Auto Securitization Trust	6.540%	11/10/14	400	418
3	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	700	700
[3,4] Chrysler Financial Lease Trust		3.460%	9/16/13	160	160
[3,4] CIT Equipment Collateral		1.510%	5/15/12	900	901
[3,4] CIT Equipment Collateral		2.410%	5/15/13	900	909
[1,3] Citibank Credit Card Issuance Trust		0.667%	7/15/14	1,945	1,902
[1,3] Citibank Credit Card Issuance Trust		0.607%	8/20/14	700	702
3	Citibank Credit Card Issuance Trust	2.250%	12/23/14	12,600	12,958
[1,3] Citibank Credit Card Issuance Trust		0.657%	2/20/15	920	889
3	Citibank Credit Card Issuance Trust	4.850%	4/22/15	1,275	1,396
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	2,000	2,251
[1,3] Citibank Credit Card Issuance Trust		0.726%	3/24/17	100	94
[1,3] Citibank Credit Card Issuance Trust		1.457%	5/22/17	500	517
[1,3] Citibank Credit Card Issuance Trust		0.352%	12/17/18	525	512
[1,3] Citibank Credit Card Issuance Trust		0.566%	12/17/18	1,960	1,908
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	600	716
[1,3] Citibank Credit Card Issuance Trust		1.632%	5/20/20	1,500	1,594

1,3,4Citibank Omni Master Trust		2.357%	5/16/16	2,200	2,229
[3,4] Citibank Omni Master Trust		5.350%	8/15/18	1,705	1,873
3	Citibank Omni Master Trust	4.900%	11/15/18	770	835
[3,4] CitiFinancial Auto Issuance Trust		2.590%	10/15/13	1,450	1,477
[3,4] CitiFinancial Auto Issuance Trust		3.150%	8/15/16	400	414
3	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	300	324
[1,3] Citigroup Mortgage Loan Trust Inc.		5.814%	7/25/37	650	480
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	1,325	1,375
3	CNH Equipment Trust	5.280%	11/15/12	256	262
3	CNH Equipment Trust	3.000%	8/17/15	700	733
3	CNH Equipment Trust	1.740%	1/17/17	2,500	2,520
3	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	400	412
[1,3] Countrywide Home Loan Mortgage Pass
	Through Trust	2.934%	5/25/33	84	68
[1,3] Countrywide Home Loan Mortgage Pass
	Through Trust	2.902%	11/19/33	123	119
[1,3] Countrywide Home Loan Mortgage Pass
	Through Trust	5.206%	3/20/36	584	353
[1,3] Countrywide Home Loan Mortgage Pass
	Through Trust	5.113%	2/25/47	748	418
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	632	683
3	Credit Suisse Mortgage Capital Certificates	5.910%	6/15/39	825	855
3	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	700	729
[1,3] Discover Card Master Trust		1.557%	12/15/14	4,380	4,452
[1,3] Discover Card Master Trust		1.557%	2/17/15	2,300	2,342
[1,3] Discover Card Master Trust		0.632%	6/15/15	5,640	5,641
[1,3] Discover Card Master Trust		0.907%	9/15/15	2,975	2,995
3	Discover Card Master Trust	5.650%	12/15/15	1,900	2,129
[1,3] Discover Card Master Trust		0.837%	3/15/18	4,200	4,206
[1,3] Discover Card Master Trust I		0.337%	1/19/16	1,750	1,735
[1,3] Discover Card Master Trust I		0.337%	9/15/16	600	592
[1,3] First Horizon Asset Securities Inc.		5.614%	11/25/36	425	336
1	First Horizon Asset Securities Inc.	5.447%	1/25/37	1,119	855
3	First Union National Bank-Bank of America
	Commercial Mortgage Trust	6.136%	3/15/33	39	39
[3,4] Ford Credit Auto Lease Trust		1.040%	3/15/13	1,313	1,316
[3,4] Ford Credit Auto Lease Trust		1.620%	11/15/13	800	806
[3,4] Ford Credit Auto Lease Trust		3.710%	1/15/14	527	535
3	Ford Credit Auto Owner Trust	4.950%	3/15/13	150	157
[1,3] Ford Credit Auto Owner Trust		2.007%	4/15/13	1,000	1,017
3	Ford Credit Auto Owner Trust	2.170%	10/15/13	1,100	1,117
3	Ford Credit Auto Owner Trust	4.500%	7/15/14	370	399
3	Ford Credit Auto Owner Trust	2.980%	8/15/14	425	445
3	Ford Credit Auto Owner Trust	2.930%	11/15/15	150	157
3	Ford Credit Auto Owner Trust	3.220%	3/15/16	150	157
[1,3] Ford Credit Floorplan Master Owner Trust		1.807%	9/15/14	1,700	1,728
1,3,4Ford Credit Floorplan Master Owner Trust		1.907%	12/15/14	1,100	1,123
1,3,4Ford Credit Floorplan Master Owner Trust		2.507%	12/15/14	440	448
1,3,4Ford Credit Floorplan Master Owner Trust		2.907%	12/15/14	2,280	2,323
1,3,4Ford Credit Floorplan Master Owner Trust		1.957%	2/15/17	460	477
[3,4] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	240	261
[3,4] Ford Credit Floorplan Master Owner Trust		4.990%	2/15/17	530	569
3	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	220	223
[1,3] GMAC Mortgage Corp. Loan Trust		5.204%	11/19/35	203	167
1,3,4Golden Credit Card Trust		1.257%	7/15/17	2,200	2,211
[1,3] Granite Master Issuer PLC		0.297%	12/17/54	117	109

[1,3] Granite Master Issuer PLC		0.397%	12/20/54	351	327
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,762	1,900
3	Greenwich Capital Commercial Funding Corp.	6.079%	7/10/38	2,110	2,321
3	GS Mortgage Securities Corp. II	4.592%	8/10/43	685	732
3	Harley-Davidson Motorcycle Trust	1.870%	2/15/14	1,600	1,618
3	Harley-Davidson Motorcycle Trust	2.620%	3/15/14	1,500	1,526
3	Harley-Davidson Motorcycle Trust	2.400%	7/15/14	120	123
3	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	200	208
3	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	200	205
[3,4] Hertz Vehicle Financing LLC		5.290%	3/25/16	1,350	1,500
[3,4] Hertz Vehicle Financing LLC		3.740%	2/25/17	2,100	2,191
3	Hyundai Auto Receivables Trust	3.150%	3/15/16	700	736
1,3,4Hyundai Floorplan Master Owner Trust		1.507%	11/17/14	550	557
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	740	848
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	63	63
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	120	128
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.058%	6/15/43	150	163
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.062%	4/15/45	515	572
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	209	217
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	400	410
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.990%	6/15/49	1,200	1,271
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.716%	2/15/51	690	716
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	1,020	1,063
[3,4] JPMorgan Auto Receivables Trust		5.220%	9/15/12	791	806
1,3,4Kildare Securities Ltd.		0.353%	12/10/43	580	556
3	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	100	107
3	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	791	822
3	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	500	515
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	2,103	2,232
[1,3] Master Adjustable Rate Mortgages Trust		2.329%	4/25/34	119	103
[1,3] MBNA Credit Card Master Note Trust		1.607%	10/15/14	50	50
[1,3] MBNA Credit Card Master Note Trust		0.677%	7/15/15	1,381	1,334
[1,3] MBNA Credit Card Master Note Trust		1.607%	3/15/16	230	226
[1,3] MBNA Credit Card Master Note Trust		1.157%	11/15/16	1,050	1,010
[1,3] Merrill Lynch Mortgage Investors Inc.		2.159%	2/25/33	95	83
[1,3] Merrill Lynch Mortgage Investors Inc.		2.871%	7/25/33	45	42
3	Merrill Lynch Mortgage Trust	4.556%	6/12/43	108	111
3	Merrill Lynch Mortgage Trust	5.915%	6/12/50	900	932
[1,3] Merrill Lynch Mortgage Trust		6.020%	6/12/50	300	322
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	100	104
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	500	511
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	250	258
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	400	410
3	Morgan Stanley Capital I	5.801%	6/11/42	1,850	1,912
3	Morgan Stanley Capital I	5.374%	3/12/44	440	442

3	Morgan Stanley Capital I	5.090%	10/12/52	289	291
[1,3] Morgan Stanley Mortgage Loan Trust		5.174%	6/25/36	561	497
[1,3] National City Credit Card Master Trust		0.307%	3/17/14	575	568
[3,4] Navistar Financial Corp. Owner Trust		1.990%	1/21/14	1,900	1,927
1,3,4Navistar Financial Dealer Note Master Trust		1.706%	10/26/15	600	605
3	Nissan Auto Lease Trust	3.510%	11/17/14	140	143
3	Nissan Auto Lease Trust	2.070%	1/15/15	1,425	1,440
3	Nissan Auto Lease Trust	2.650%	1/15/15	375	382
3	Nissan Auto Receivables Owner Trust	4.740%	8/17/15	470	501
1,3,4Nissan Master Owner Trust Receivables		1.407%	1/15/15	3,000	3,041
1,3,4Nordstrom Private Label Credit Card Master
	Note Trust	0.317%	5/15/15	2,530	2,493
1,3,4Permanent Master Issuer PLC		1.676%	7/15/42	2,800	2,788
[1,3] Residential Funding Mortgage Securities I		5.808%	8/25/36	916	687
[1,3] Residential Funding Mortgage Securities I		5.966%	9/25/36	336	256
1,3,4SMART Trust/Australia		1.760%	12/14/15	1,300	1,297
[1,3] Swift Master Auto Receivables Trust		0.907%	10/15/12	200	200
[3,4] Tidewater Auto Receivables Trust		5.920%	5/15/17	498	501
3	Volkswagen Auto Lease Trust	3.410%	4/16/12	1,360	1,382
3	Volkswagen Auto Loan Enhanced Trust	2.140%	8/22/16	820	845
[3,4] Volvo Financial Equipment LLC		2.990%	5/15/17	480	488
[3,4] Vornado DP LLC		4.003%	9/13/28	300	309
[1,3] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	270	295
3	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	700	724
3	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	1,885	1,969
3	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	390	399
[1,3] WaMu Mortgage Pass Through Certificates		2.789%	1/25/33	27	26
[1,3] WaMu Mortgage Pass Through Certificates		2.674%	8/25/33	57	56
[1,3] WaMu Mortgage Pass Through Certificates		2.709%	9/25/33	69	65
[1,3] Wells Fargo Mortgage Backed Securities
	Trust	5.426%	10/25/36	990	815
3	World Omni Auto Receivables Trust	5.120%	5/15/14	410	441
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $223,329)					227,262
Corporate Bonds (69.6%)
Finance (34.1%)
	Banking (23.8%)
4	Abbey National Treasury Services PLC	3.875%	11/10/14	650	666
	American Express Bank FSB	5.550%	10/17/12	1,025	1,104
	American Express Bank FSB	5.500%	4/16/13	2,400	2,616
	American Express Centurion Bank	5.200%	11/26/10	675	680
	American Express Centurion Bank	5.550%	10/17/12	500	539
	American Express Co.	5.250%	9/12/11	200	208
	American Express Co.	4.875%	7/15/13	120	130
1	American Express Credit Corp.	0.408%	10/4/10	400	400
	American Express Credit Corp.	5.875%	5/2/13	240	264
	American Express Credit Corp.	7.300%	8/20/13	2,655	3,046
	American Express Credit Corp.	2.750%	9/15/15	700	704
4	ANZ National International Ltd.	6.200%	7/19/13	450	502
	Astoria Financial Corp.	5.750%	10/15/12	250	258
4	Australia & New Zealand Banking Group Ltd.	3.700%	1/13/15	300	317
[3,4] Banco Mercantil del Norte SA		6.135%	10/13/11	650	650
4	Banco Santander Chile	2.875%	11/13/12	1,925	1,943
	Bank of America Corp.	4.875%	1/15/13	1,315	1,396
	Bank of America Corp.	5.375%	6/15/14	300	325
	Bank of America Corp.	4.500%	4/1/15	470	493
	Bank of America Corp.	3.700%	9/1/15	1,100	1,113
	Bank of New York Mellon Corp.	4.950%	1/14/11	300	304
	Bank of New York Mellon Corp.	5.125%	11/1/11	100	105

	Bank of New York Mellon Corp.	4.950%	11/1/12	2,550	2,767
	Bank of New York Mellon Corp.	4.500%	4/1/13	1,700	1,845
	Bank of New York Mellon Corp.	5.125%	8/27/13	500	557
	Bank of New York Mellon Corp.	4.950%	3/15/15	825	923
	Bank of Nova Scotia	2.250%	1/22/13	4,500	4,626
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	2,685	2,763
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.600%	9/11/13	1,700	1,711
	Bank One Corp.	5.900%	11/15/11	500	527
	Bank One Corp.	5.250%	1/30/13	350	377
	Barclays Bank PLC	2.500%	1/23/13	9,439	9,647
	Barclays Bank PLC	5.200%	7/10/14	1,175	1,303
4	Barclays Bank PLC	7.375%	12/15/49	100	101
	BB&T Corp.	3.100%	7/28/11	125	127
	BB&T Corp.	6.500%	8/1/11	1,375	1,438
	BB&T Corp.	3.850%	7/27/12	2,500	2,619
	BB&T Corp.	3.375%	9/25/13	300	315
	BB&T Corp.	5.700%	4/30/14	775	872
	Bear Stearns Cos. LLC	4.500%	10/28/10	387	388
1	Bear Stearns Cos. LLC	0.696%	1/31/11	110	110
	Bear Stearns Cos. LLC	6.950%	8/10/12	3,908	4,318
	Bear Stearns Cos. LLC	5.700%	11/15/14	1,172	1,323
	BNP Paribas	3.250%	3/11/15	1,000	1,042
	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	2.125%	12/21/12	1,100	1,123
4	BNP Paribas US Medium-Term Note Program
	LLC	5.125%	1/15/15	620	672
4	BPCE SA	2.375%	10/4/13	1,200	1,200
[1,4] BTMU Curacao Holdings NV		0.612%	12/19/16	835	811
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	1,700	1,710
	Capital One Bank USA NA	6.500%	6/13/13	125	138
	Capital One Financial Corp.	4.800%	2/21/12	750	784
	Capital One Financial Corp.	6.250%	11/15/13	200	223
	Capital One Financial Corp.	7.375%	5/23/14	1,250	1,459
1,4,5CBG Florida REIT Corp.		7.114%	2/15/49	560	13
	Charter One Bank NA	5.500%	4/26/11	380	388
	Citigroup Inc.	5.100%	9/29/11	1,400	1,457
	Citigroup Inc.	5.625%	8/27/12	1,725	1,822
	Citigroup Inc.	5.300%	10/17/12	1,435	1,528
	Citigroup Inc.	5.500%	4/11/13	1,600	1,719
	Citigroup Inc.	6.500%	8/19/13	2,455	2,716
	Citigroup Inc.	6.000%	12/13/13	1,257	1,381
	Citigroup Inc.	6.375%	8/12/14	325	361
	Citigroup Inc.	4.750%	5/19/15	460	485
4	Commonwealth Bank of Australia	2.750%	10/15/12	1,700	1,741
4	Commonwealth Bank of Australia	5.000%	11/6/12	400	430
	Countrywide Financial Corp.	5.800%	6/7/12	1,000	1,063
	Credit Suisse	3.450%	7/2/12	3,600	3,746
	Credit Suisse	5.000%	5/15/13	2,050	2,234
	Credit Suisse	5.500%	5/1/14	700	784
	Credit Suisse USA Inc.	6.125%	11/15/11	11,019	11,652
	Credit Suisse USA Inc.	6.500%	1/15/12	155	166
4	Danske Bank A/S	3.750%	4/1/15	500	524
[1,4] DBS Bank Ltd.		0.596%	5/16/17	1,190	1,159
	Deutsche Bank AG	5.375%	10/12/12	2,866	3,124
	Deutsche Bank AG	2.375%	1/11/13	8,930	9,147
	Deutsche Bank AG	4.875%	5/20/13	1,825	1,987
	Deutsche Bank AG	3.450%	3/30/15	1,300	1,367
	Fifth Third Bancorp	6.250%	5/1/13	635	696

	Golden West Financial Corp.	4.750%	10/1/12	400	426
	Goldman Sachs Capital II	5.793%	12/29/49	100	85
	Goldman Sachs Group Inc.	5.450%	11/1/12	1,050	1,134
	Goldman Sachs Group Inc.	4.750%	7/15/13	655	702
	Goldman Sachs Group Inc.	5.250%	10/15/13	225	244
	Goldman Sachs Group Inc.	6.000%	5/1/14	1,827	2,036
	Goldman Sachs Group Inc.	5.000%	10/1/14	100	108
	Goldman Sachs Group Inc.	3.700%	8/1/15	1,500	1,539
	Goldman Sachs Group Inc.	5.625%	1/15/17	130	137
	Goldman Sachs Group Inc.	6.150%	4/1/18	500	556
	HSBC Bank PLC	6.950%	3/15/11	850	871
4	HSBC Bank PLC	1.625%	8/12/13	1,750	1,758
4	HSBC Bank PLC	3.500%	6/28/15	500	526
4	ICICI Bank Ltd.	5.750%	1/12/12	200	208
4	ING Bank NV	2.650%	1/14/13	800	816
	Intesa Sanpaolo SpA	2.375%	12/21/12	3,800	3,811
4	Intesa Sanpaolo SPA	3.625%	8/12/15	800	804
	JPMorgan Chase & Co.	4.850%	6/16/11	900	927
	JPMorgan Chase & Co.	6.625%	3/15/12	760	818
	JPMorgan Chase & Co.	5.375%	10/1/12	365	395
	JPMorgan Chase & Co.	5.750%	1/2/13	1,750	1,905
	JPMorgan Chase & Co.	4.750%	5/1/13	2,550	2,767
	JPMorgan Chase & Co.	1.650%	9/30/13	1,000	1,001
	JPMorgan Chase & Co.	4.875%	3/15/14	100	108
	JPMorgan Chase & Co.	5.125%	9/15/14	500	549
	JPMorgan Chase & Co.	3.700%	1/20/15	350	370
	JPMorgan Chase & Co.	3.400%	6/24/15	825	859
	JPMorgan Chase & Co.	1.546%	9/1/15	190	189
	KeyCorp	6.500%	5/14/13	2,450	2,681
	KeyCorp	3.750%	8/13/15	250	255
[4,6] Lloyds Banking Group PLC		6.267%	11/14/49	515	365
4	Lloyds TSB Bank PLC	4.375%	1/12/15	250	257
1	Manufacturers & Traders Trust Co.	2.033%	4/1/13	400	396
	Mellon Capital IV	6.244%	6/29/49	450	411
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	2,600	2,787
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,037
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	515	548
	Morgan Stanley	5.625%	1/9/12	5,185	5,453
	Morgan Stanley	6.600%	4/1/12	200	215
	Morgan Stanley	5.250%	11/2/12	325	347
	Morgan Stanley	5.300%	3/1/13	2,390	2,574
	Morgan Stanley	6.000%	5/13/14	500	550
	Morgan Stanley	4.000%	7/24/15	1,900	1,947
4	National Australia Bank Ltd.	3.750%	3/2/15	360	382
	National City Bank	6.200%	12/15/11	400	424
	National City Bank	4.625%	5/1/13	170	181
4	Nordea Bank AB	2.500%	11/13/12	1,300	1,324
4	Nordea Bank AB	1.750%	10/4/13	1,000	999
4	Nordea Bank AB	3.700%	11/13/14	1,000	1,057
	North Fork Bancorporation Inc.	5.875%	8/15/12	134	142
	Northern Trust Corp.	5.500%	8/15/13	250	281
	PNC Funding Corp.	5.125%	12/14/10	660	666
	PNC Funding Corp.	5.400%	6/10/14	400	445
	PNC Funding Corp.	3.625%	2/8/15	800	844
4	Rabobank Nederland NV	2.650%	8/17/12	1,025	1,054
4	Rabobank Nederland NV	4.200%	5/13/14	810	875
	Regions Financial Corp.	4.875%	4/26/13	700	708
	Royal Bank of Canada	2.250%	3/15/13	3,515	3,619

	Royal Bank of Scotland Group PLC	6.375%	2/1/11	740	749
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	165	165
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	645	647
	Royal Bank of Scotland PLC	3.400%	8/23/13	1,400	1,434
4	Royal Bank of Scotland PLC	4.875%	8/25/14	3,538	3,713
	Royal Bank of Scotland PLC	4.875%	3/16/15	475	500
	Royal Bank of Scotland PLC	3.950%	9/21/15	600	607
	Santander Financial Issuances Ltd.	6.375%	2/15/11	1,100	1,120
4	Santander US Debt SA Unipersonal	2.991%	10/7/13	1,500	1,500
4	Societe Generale	2.200%	9/14/13	2,100	2,108
1	Sovereign Bank	2.176%	8/1/13	45	44
1	Sovereign Bank	2.353%	4/1/14	315	304
3	State Street Capital Trust III	8.250%	3/15/11	175	177
4	Sumitomo Mitsui Banking Corp.	2.150%	7/22/13	1,330	1,356
4	Svenska Handelsbanken AB	4.875%	6/10/14	1,300	1,412
1	UBS AG	1.439%	2/23/12	3,800	3,821
	UBS AG	2.750%	1/8/13	575	587
	UBS AG	2.250%	8/12/13	2,425	2,446
	UBS Preferred Funding Trust I	8.622%	10/1/10	750	750
[1,4] Unicredit Luxembourg Finance SA		0.867%	1/13/17	1,175	1,148
	Union Planters Corp.	7.750%	3/1/11	340	344
	US Bancorp	2.125%	2/15/13	1,270	1,302
	US Bancorp	4.200%	5/15/14	900	983
	US Bank NA	6.300%	2/4/14	1,500	1,723
	Wachovia Bank NA	4.800%	11/1/14	100	109
	Wachovia Bank NA	4.875%	2/1/15	200	217
	Wachovia Bank NA	5.000%	8/15/15	250	272
1	Wachovia Corp.	0.656%	10/15/11	750	751
	Wachovia Corp.	5.300%	10/15/11	450	472
1	Wachovia Corp.	0.447%	3/1/12	400	399
	Wachovia Corp.	5.500%	5/1/13	4,595	5,053
5	Washington Mutual Bank / Debt not acquired
	by JP Morgan	5.550%	6/16/10	210	90
5	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	1
	Washington Mutual Finance Corp.	6.875%	5/15/11	150	155
	Wells Fargo & Co.	5.250%	10/23/12	845	914
	Wells Fargo & Co.	3.750%	10/1/14	925	982
	Wells Fargo & Co.	3.625%	4/15/15	700	744
	Wells Fargo Capital XIII	7.700%	12/29/49	1,900	1,964
	Wells Fargo Capital XV	9.750%	12/29/49	300	330
	Wells Fargo Financial Inc.	5.500%	8/1/12	350	377
	Westpac Banking Corp.	2.250%	11/19/12	7,650	7,790
	Westpac Banking Corp.	2.100%	8/2/13	1,700	1,726
	Westpac Banking Corp.	4.200%	2/27/15	1,100	1,183

	Brokerage (0.5%)
	BlackRock Inc.	3.500%	12/10/14	740	786
4	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	225	238
	Charles Schwab Corp.	4.950%	6/1/14	585	648
	Franklin Resources Inc.	2.000%	5/20/13	400	409
	Jefferies Group Inc.	5.875%	6/8/14	150	163
	Jefferies Group Inc.	8.500%	7/15/19	220	252
[1,5] Lehman Brothers Holdings E-Capital Trust I		2.998%	8/19/65	210	—
[1,5] Lehman Brothers Holdings Inc.		2.911%	8/21/09	550	117
[1,5] Lehman Brothers Holdings Inc.		2.907%	11/16/09	880	195
[1,5] Lehman Brothers Holdings Inc.		2.951%	5/25/10	445	98
5	Lehman Brothers Holdings Inc.	5.750%	7/18/11	1,600	344

5 Lehman Brothers Holdings Inc.	5.625%	1/24/13	220	51
Nomura Holdings Inc.	5.000%	3/4/15	145	157
TD Ameritrade Holding Corp.	2.950%	12/1/12	1,225	1,258

Finance Companies (3.6%)
American General Finance Corp.	5.200%	12/15/11	290	282
American General Finance Corp.	4.875%	7/15/12	380	358
General Electric Capital Corp.	5.875%	2/15/12	707	753
General Electric Capital Corp.	4.375%	3/3/12	350	367
General Electric Capital Corp.	6.000%	6/15/12	400	432
1 General Electric Capital Corp.	0.663%	7/27/12	930	920
General Electric Capital Corp.	3.500%	8/13/12	755	786
7 General Electric Capital Corp.	5.250%	10/19/12	4,413	4,764
General Electric Capital Corp.	2.800%	1/8/13	675	695
General Electric Capital Corp.	5.450%	1/15/13	1,675	1,822
General Electric Capital Corp.	4.800%	5/1/13	1,863	2,009
General Electric Capital Corp.	1.875%	9/16/13	2,000	2,005
General Electric Capital Corp.	5.500%	6/4/14	100	111
General Electric Capital Corp.	3.750%	11/14/14	300	318
General Electric Capital Corp.	3.500%	6/29/15	50	52
3 General Electric Capital Corp.	6.375%	11/15/17	375	373
HSBC Finance Corp.	5.250%	1/14/11	2,100	2,127
HSBC Finance Corp.	6.750%	5/15/11	2,215	2,295
HSBC Finance Corp.	5.700%	6/1/11	2,500	2,580
HSBC Finance Corp.	6.375%	10/15/11	2,326	2,451
HSBC Finance Corp.	7.000%	5/15/12	770	832
HSBC Finance Corp.	5.900%	6/19/12	2,220	2,367
1 HSBC Finance Corp.	0.642%	9/14/12	200	196
HSBC Finance Corp.	6.375%	11/27/12	2,000	2,186
HSBC Finance Corp.	5.250%	1/15/14	960	1,041
1 HSBC Finance Corp.	0.727%	6/1/16	350	315
International Lease Finance Corp.	5.125%	11/1/10	250	250
International Lease Finance Corp.	5.450%	3/24/11	600	602
International Lease Finance Corp.	5.750%	6/15/11	425	428
International Lease Finance Corp.	5.300%	5/1/12	500	500
1 SLM Corp.	0.492%	3/15/11	230	228
4 USAA Capital Corp.	3.500%	7/17/14	240	255

Insurance (5.4%)
ACE INA Holdings Inc.	5.875%	6/15/14	360	409
Aetna Inc.	7.875%	3/1/11	115	118
Aetna Inc.	5.750%	6/15/11	714	739
4 AIG SunAmerica Global Financing VI	6.300%	5/10/11	525	541
Allstate Corp.	6.125%	2/15/12	357	381
Allstate Corp.	6.200%	5/16/14	540	628
Allstate Life Global Funding Trusts	5.375%	4/30/13	575	635
American International Group Inc.	4.250%	5/15/13	558	575
American International Group Inc.	5.050%	10/1/15	1,070	1,091
4 ASIF Global Financing XIX	4.900%	1/17/13	1,180	1,227
Axis Capital Holdings Ltd.	5.750%	12/1/14	920	982
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	3,000	3,149
Berkshire Hathaway Finance Corp.	4.500%	1/15/13	650	703
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	125	136
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	50	55
Berkshire Hathaway Finance Corp.	4.625%	10/15/13	500	551
Berkshire Hathaway Finance Corp.	5.100%	7/15/14	350	394
Berkshire Hathaway Inc.	2.125%	2/11/13	2,400	2,469
3 Chubb Corp.	6.375%	4/15/17	180	177

	CNA Financial Corp.	6.000%	8/15/11	565	586
	CNA Financial Corp.	5.850%	12/15/14	630	677
	Coventry Health Care Inc.	5.875%	1/15/12	570	592
	Hartford Financial Services Group Inc.	4.000%	3/30/15	200	205
4	Jackson National Life Global Funding	5.375%	5/8/13	1,050	1,138
[3,4] Liberty Mutual Group Inc.		7.000%	3/15/17	125	112
	Lincoln National Corp.	5.650%	8/27/12	750	802
3	Lincoln National Corp.	6.050%	4/20/17	195	172
	Manulife Financial Corp.	3.400%	9/17/15	380	384
	Marsh & McLennan Cos. Inc.	6.250%	3/15/12	230	243
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	340	366
[1,4] MassMutual Global Funding II		0.453%	12/6/13	350	347
	MetLife Inc.	2.375%	2/6/14	1,500	1,515
4	Metropolitan Life Global Funding I	2.875%	9/17/12	2,425	2,496
4	Metropolitan Life Global Funding I	2.500%	1/11/13	500	512
4	Metropolitan Life Global Funding I	5.125%	4/10/13	2,060	2,242
4	Metropolitan Life Global Funding I	5.125%	6/10/14	470	521
[1,4] Monumental Global Funding III		0.668%	1/25/13	275	267
4	Monumental Global Funding III	5.250%	1/15/14	275	299
4	Monumental Global Funding Ltd.	5.500%	4/22/13	25	27
4	New York Life Global Funding	5.250%	10/16/12	220	239
4	New York Life Global Funding	5.375%	9/15/13	300	335
4	New York Life Global Funding	3.000%	5/4/15	250	263
4	Pacific Life Global Funding	5.150%	4/15/13	194	210
4	Pricoa Global Funding I	5.625%	5/24/11	50	52
4	Pricoa Global Funding I	4.625%	6/25/12	70	74
4	Pricoa Global Funding I	5.400%	10/18/12	650	702
4	Pricoa Global Funding I	5.450%	6/11/14	1,455	1,619
	Principal Financial Group Inc.	7.875%	5/15/14	400	470
4	Principal Life Global Funding I	4.400%	10/1/10	200	200
4	Principal Life Global Funding I	6.250%	2/15/12	1,250	1,331
4	Principal Life Global Funding I	5.250%	1/15/13	885	954
4	Principal Life Global Funding I	5.125%	10/15/13	360	394
	Principal Life Income Funding Trusts	5.125%	3/1/11	600	611
	Principal Life Income Funding Trusts	5.300%	12/14/12	25	27
	Principal Life Income Funding Trusts	5.300%	4/24/13	340	373
	Prudential Financial Inc.	5.800%	6/15/12	610	652
	Prudential Financial Inc.	3.625%	9/17/12	725	753
	Prudential Financial Inc.	2.750%	1/14/13	1,500	1,536
	Prudential Financial Inc.	5.100%	9/20/14	250	273
	Prudential Financial Inc.	6.200%	1/15/15	150	169
4	TIAA Global Markets Inc.	4.950%	7/15/13	140	154
	Travelers Cos. Inc.	5.375%	6/15/12	250	268
3	Travelers Cos. Inc.	6.250%	3/15/17	350	336
	Travelers Property Casualty Corp.	5.000%	3/15/13	865	943
	UnitedHealth Group Inc.	5.125%	11/15/10	1,862	1,872
	UnitedHealth Group Inc.	5.250%	3/15/11	530	540
	UnitedHealth Group Inc.	5.500%	11/15/12	1,073	1,161
	UnitedHealth Group Inc.	4.875%	2/15/13	983	1,059
	UnitedHealth Group Inc.	4.875%	4/1/13	755	815
	UnitedHealth Group Inc.	4.750%	2/10/14	100	110
	UnitedHealth Group Inc.	5.000%	8/15/14	110	121
	WellPoint Health Networks Inc.	6.375%	1/15/12	250	266
	WellPoint Inc.	5.000%	1/15/11	70	71
	WellPoint Inc.	6.800%	8/1/12	924	1,014
	WellPoint Inc.	6.000%	2/15/14	955	1,082
	WellPoint Inc.	5.000%	12/15/14	340	377
	Willis North America Inc.	5.625%	7/15/15	834	892

	XL Capital Finance Europe PLC	6.500%	1/15/12	966	1,011
[3,4] ZFS Finance USA Trust IV		5.875%	5/9/12	94	87

	Other Finance (0.1%)
4	Cantor Fitzgerald LP	6.375%	6/26/15	400	412

	Real Estate Investment Trusts (0.7%)
	Arden Realty LP	5.200%	9/1/11	180	185
	Boston Properties LP	6.250%	1/15/13	268	295
	Brandywine Operating Partnership LP	5.750%	4/1/12	109	113
	Brandywine Operating Partnership LP	5.400%	11/1/14	150	156
	Developers Diversified Realty Corp.	5.250%	4/15/11	170	171
	Developers Diversified Realty Corp.	5.375%	10/15/12	299	303
4	Digital Realty Trust LP	4.500%	7/15/15	1,000	1,037
	Duke Realty LP	4.625%	5/15/13	275	286
	Duke Realty LP	6.250%	5/15/13	336	364
	HCP Inc.	6.450%	6/25/12	300	320
	Hospitality Properties Trust	7.875%	8/15/14	200	224
	Kimco Realty Corp.	4.820%	8/15/11	325	333
	Liberty Property LP	6.375%	8/15/12	506	544
	Simon Property Group LP	6.750%	5/15/14	175	201
4	WCI Finance LLC / WEA Finance LLC	5.400%	10/1/12	900	961
4	WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	600	698
4	WT Finance Aust Pty Ltd. / Westfield Capital /
	WEA Finance LLC	4.375%	11/15/10	450	452
					326,564
Industrial (29.8%)
	Basic Industry (1.7%)
	Air Products & Chemicals Inc.	4.150%	2/1/13	300	317
	Airgas Inc.	3.250%	10/1/15	275	276
	Alcoa Inc.	6.000%	7/15/13	1,725	1,874
4	Anglo American Capital PLC	2.150%	9/27/13	625	629
	ArcelorMittal	5.375%	6/1/13	1,243	1,337
	ArcelorMittal	3.750%	8/5/15	425	430
	ArcelorMittal USA Inc.	6.500%	4/15/14	100	110
	Barrick Gold Financeco LLC	6.125%	9/15/13	550	627
	BHP Billiton Finance USA Ltd.	5.125%	3/29/12	500	530
	BHP Billiton Finance USA Ltd.	4.800%	4/15/13	175	191
	BHP Billiton Finance USA Ltd.	5.500%	4/1/14	850	957
	Dow Chemical Co.	4.850%	8/15/12	350	370
	Dow Chemical Co.	7.600%	5/15/14	950	1,110
	Dow Chemical Co.	5.900%	2/15/15	430	480
	EI du Pont de Nemours & Co.	5.000%	7/15/13	120	133
	EI du Pont de Nemours & Co.	5.875%	1/15/14	60	69
	EI du Pont de Nemours & Co.	1.950%	1/15/16	740	738
	International Paper Co.	5.300%	4/1/15	250	273
	International Paper Co.	7.950%	6/15/18	175	212
4	Mosaic Co.	7.625%	12/1/16	250	272
	PPG Industries Inc.	5.750%	3/15/13	380	416
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	1,265	1,409
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	2,665	3,290
	Rohm and Haas Co.	5.600%	3/15/13	470	506
	Sherwin-Williams Co.	3.125%	12/15/14	75	80

	Capital Goods (4.2%)
	3M Co.	4.500%	11/1/11	500	522
	Allied Waste North America Inc.	7.125%	5/15/16	250	266
	Allied Waste North America Inc.	6.875%	6/1/17	200	220

4 BAE Systems Holdings Inc.	6.400%	12/15/11	500	529
Boeing Capital Corp.	6.100%	3/1/11	450	460
Boeing Capital Corp.	6.500%	2/15/12	2,000	2,156
Boeing Capital Corp.	5.800%	1/15/13	250	277
Boeing Co.	1.875%	11/20/12	675	689
Boeing Co.	3.500%	2/15/15	250	270
Caterpillar Financial Services Corp.	5.750%	2/15/12	400	427
Caterpillar Financial Services Corp.	4.250%	2/8/13	1,470	1,578
Caterpillar Financial Services Corp.	4.900%	8/15/13	450	496
Caterpillar Financial Services Corp.	6.200%	9/30/13	1,800	2,064
Caterpillar Financial Services Corp.	6.125%	2/17/14	500	576
Cooper US Inc.	5.250%	11/15/12	550	596
CRH America Inc.	5.625%	9/30/11	2,209	2,302
CRH America Inc.	6.950%	3/15/12	200	214
CRH America Inc.	5.300%	10/15/13	475	508
Eaton Corp.	5.750%	7/15/12	350	378
Eaton Corp.	5.950%	3/20/14	250	286
Emerson Electric Co.	5.625%	11/15/13	200	227
Emerson Electric Co.	4.125%	4/15/15	230	255
General Dynamics Corp.	1.800%	7/15/11	225	227
General Dynamics Corp.	4.250%	5/15/13	1,500	1,628
General Electric Co.	5.000%	2/1/13	5,075	5,505
Harsco Corp.	2.700%	10/15/15	950	952
Honeywell International Inc.	6.125%	11/1/11	185	196
Honeywell International Inc.	4.250%	3/1/13	75	81
Illinois Tool Works Inc.	5.150%	4/1/14	1,325	1,502
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	705	791
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	1,600	1,961
John Deere Capital Corp.	5.400%	10/17/11	600	630
John Deere Capital Corp.	7.000%	3/15/12	2,300	2,509
John Deere Capital Corp.	5.250%	10/1/12	2,000	2,174
John Deere Capital Corp.	1.875%	6/17/13	150	153
John Deere Capital Corp.	4.900%	9/9/13	750	831
John Deere Capital Corp.	2.950%	3/9/15	1,250	1,321
L-3 Communications Corp.	5.875%	1/15/15	270	275
L-3 Communications Corp.	6.375%	10/15/15	50	51
Lafarge SA	6.150%	7/15/11	50	51
Mohawk Industries Inc.	7.200%	4/15/12	350	370
Northrop Grumman Systems Corp.	7.125%	2/15/11	200	205
Roper Industries Inc.	6.625%	8/15/13	1,000	1,130
4 Siemens Financieringsmaatschappij NV	5.500%	2/16/12	900	953
Textron Financial Corp.	5.400%	4/28/13	330	347
Tyco International Finance SA	4.125%	10/15/14	150	163
Tyco International Finance SA	8.500%	1/15/19	400	532
United Technologies Corp.	4.875%	5/1/15	700	801

Communication (7.3%)
America Movil SAB de CV	5.500%	3/1/14	500	555
American Tower Corp.	4.625%	4/1/15	125	133
AT&T Corp.	7.300%	11/15/11	1,380	1,479
AT&T Inc.	5.875%	2/1/12	750	799
AT&T Inc.	4.950%	1/15/13	525	571
AT&T Inc.	6.700%	11/15/13	1,575	1,823
AT&T Inc.	4.850%	2/15/14	650	721
AT&T Inc.	5.100%	9/15/14	250	281
AT&T Inc.	2.500%	8/15/15	250	255
AT&T Mobility LLC	6.500%	12/15/11	750	800
British Telecommunications PLC	9.375%	12/15/10	2,080	2,113

British Telecommunications PLC	5.150%	1/15/13	1,000	1,068
CBS Corp.	8.200%	5/15/14	500	595
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	3,750	3,826
Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	450	477
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	1,865	2,207
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	300	339
CenturyLink Inc.	7.875%	8/15/12	750	821
CenturyLink Inc.	5.000%	2/15/15	250	261
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	457	531
Comcast Cable Communications LLC	6.750%	1/30/11	500	510
Comcast Corp.	5.450%	11/15/10	775	779
Comcast Corp.	5.500%	3/15/11	640	654
Comcast Corp.	5.300%	1/15/14	1,500	1,672
Comcast Corp.	6.500%	1/15/15	250	294
COX Communications Inc.	7.125%	10/1/12	1,614	1,785
COX Communications Inc.	4.625%	6/1/13	100	108
COX Communications Inc.	5.450%	12/15/14	500	566
Deutsche Telekom International Finance BV	5.250%	7/22/13	450	495
Deutsche Telekom International Finance BV	5.875%	8/20/13	885	991
Deutsche Telekom International Finance BV	4.875%	7/8/14	100	110
DIRECTV Holdings LLC	3.550%	3/15/15	600	624
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	300	327
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	6/15/15	1,275	1,318
Discovery Communications LLC	3.700%	6/1/15	250	266
France Telecom SA	7.750%	3/1/11	2,770	2,860
Frontier Communications Corp.	7.875%	4/15/15	275	298
Frontier Communications Corp.	8.250%	4/15/17	350	382
McGraw-Hill Cos. Inc.	5.375%	11/15/12	290	309
4 NBC Universal Inc.	2.100%	4/1/14	500	500
4 NBC Universal Inc.	3.650%	4/30/15	600	631
New Cingular Wireless Services Inc.	7.875%	3/1/11	2,000	2,060
New Cingular Wireless Services Inc.	8.125%	5/1/12	1,008	1,121
News America Inc.	5.300%	12/15/14	550	623
4 Pearson PLC	7.000%	6/15/11	1,440	1,499
Qwest Corp.	7.875%	9/1/11	200	211
Qwest Corp.	8.875%	3/15/12	2,500	2,747
Qwest Corp.	7.625%	6/15/15	250	284
Reed Elsevier Capital Inc.	7.750%	1/15/14	200	234
Rogers Communications Inc.	7.250%	12/15/12	1,108	1,250
Rogers Communications Inc.	6.375%	3/1/14	250	288
RR Donnelley & Sons Co.	4.950%	4/1/14	500	519
Telecom Italia Capital SA	6.200%	7/18/11	300	311
Telecom Italia Capital SA	5.250%	11/15/13	1,100	1,183
Telecom Italia Capital SA	6.175%	6/18/14	1,625	1,798
Telecom Italia Capital SA	4.950%	9/30/14	650	693
Telefonica Emisiones SAU	5.984%	6/20/11	3,320	3,443
Telefonica Emisiones SAU	5.855%	2/4/13	1,150	1,253
Telefonica Emisiones SAU	2.582%	4/26/13	1,500	1,532
Thomson Reuters Corp.	5.950%	7/15/13	1,250	1,407
Thomson Reuters Corp.	5.700%	10/1/14	350	401
Time Warner Cable Inc.	5.400%	7/2/12	600	643

	Time Warner Cable Inc.	6.200%	7/1/13	850	956
	Time Warner Cable Inc.	7.500%	4/1/14	725	851
	Time Warner Cable Inc.	3.500%	2/1/15	450	472
	Verizon Communications Inc.	4.350%	2/15/13	1,100	1,187
	Verizon Communications Inc.	5.250%	4/15/13	2,809	3,105
	Verizon Communications Inc.	5.500%	2/15/18	475	547
	Verizon Global Funding Corp.	6.875%	6/15/12	415	457
	Verizon Global Funding Corp.	7.375%	9/1/12	950	1,064
4	Vivendi SA	5.750%	4/4/13	450	489
	Vodafone Group PLC	5.500%	6/15/11	800	827
	WPP Finance UK	8.000%	9/15/14	1,240	1,477

	Consumer Cyclical (3.1%)
4	American Honda Finance Corp.	5.125%	12/15/10	520	524
4	American Honda Finance Corp.	2.375%	3/18/13	700	718
4	American Honda Finance Corp.	4.625%	4/2/13	450	486
4	American Honda Finance Corp.	6.700%	10/1/13	600	691
	Best Buy Co. Inc.	6.750%	7/15/13	225	252
3	CVS Caremark Corp.	6.302%	6/1/12	375	349
	CVS Caremark Corp.	3.250%	5/18/15	350	366
[3,4] CVS Pass-Through Trust		6.117%	1/10/13	452	480
	Daimler Finance North America LLC	5.875%	3/15/11	900	920
	Daimler Finance North America LLC	7.300%	1/15/12	1,050	1,128
	Daimler Finance North America LLC	6.500%	11/15/13	215	246
	Darden Restaurants Inc.	5.625%	10/15/12	250	270
	Ford Motor Credit Co. LLC	7.000%	4/15/15	90	96
	Ford Motor Credit Co. LLC	5.625%	9/15/15	100	102
4	Harley-Davidson Funding Corp.	5.000%	12/15/10	200	201
4	Harley-Davidson Funding Corp.	5.250%	12/15/12	685	722
4	Harley-Davidson Funding Corp.	5.750%	12/15/14	430	458
	Historic TW Inc.	9.125%	1/15/13	840	982
4	Hyundai Capital America	3.750%	4/6/16	100	100
	Hyundai Capital Services Inc.	5.625%	1/24/12	285	295
	JC Penney Corp. Inc.	9.000%	8/1/12	510	564
	Johnson Controls Inc.	5.250%	1/15/11	725	735
	K Hovnanian Enterprises Inc.	6.250%	1/15/16	160	104
	Lennar Corp.	5.125%	10/1/10	100	100
	Lowe's Cos. Inc.	5.600%	9/15/12	425	464
	Macy's Retail Holdings Inc.	6.625%	4/1/11	385	396
	Macy's Retail Holdings Inc.	5.350%	3/15/12	525	541
	McDonald's Corp.	4.300%	3/1/13	300	324
	MGM Resorts International	6.750%	4/1/13	100	91
4	Nissan Motor Acceptance Corp.	5.625%	3/14/11	800	815
4	Nissan Motor Acceptance Corp.	3.250%	1/30/13	630	649
	Nordstrom Inc.	6.750%	6/1/14	75	87
1	PACCAR Financial Corp.	0.708%	4/5/13	1,275	1,275
	PACCAR Financial Corp.	2.050%	6/17/13	800	817
	Staples Inc.	7.750%	4/1/11	100	103
	Staples Inc.	7.375%	10/1/12	520	575
	Staples Inc.	9.750%	1/15/14	660	813
	Target Corp.	5.875%	3/1/12	400	429
	Target Corp.	5.125%	1/15/13	220	241
	Toyota Motor Credit Corp.	1.900%	12/5/12	1,710	1,744
	Toyota Motor Credit Corp.	1.375%	8/12/13	1,250	1,259
	Viacom Inc.	4.375%	9/15/14	240	261
4	Volkswagen International Finance NV	1.625%	8/12/13	875	878
4	Volvo Treasury AB	5.950%	4/1/15	400	436
	Wal-Mart Stores Inc.	4.250%	4/15/13	1,000	1,085

Wal-Mart Stores Inc.	3.200%	5/15/14	425	456
Wal-Mart Stores Inc.	2.875%	4/1/15	140	149
Walgreen Co.	4.875%	8/1/13	400	443
Walt Disney Co.	5.700%	7/15/11	85	89
Walt Disney Co.	6.375%	3/1/12	35	38
Walt Disney Co.	4.500%	12/15/13	1,357	1,502
Western Union Co.	5.400%	11/17/11	1,335	1,399
Western Union Co.	6.500%	2/26/14	665	761
Yum! Brands Inc.	8.875%	4/15/11	200	209

Consumer Noncyclical (6.2%)
Abbott Laboratories	3.750%	3/15/11	150	152
Abbott Laboratories	5.600%	5/15/11	380	392
Abbott Laboratories	5.150%	11/30/12	1,150	1,258
Abbott Laboratories	2.700%	5/27/15	475	500
Altria Group Inc.	8.500%	11/10/13	1,850	2,221
AmerisourceBergen Corp.	5.625%	9/15/12	260	280
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	2,500	2,561
4 Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	1,400	1,632
AstraZeneca PLC	5.400%	9/15/12	350	382
AstraZeneca PLC	5.400%	6/1/14	240	274
Avon Products Inc.	5.625%	3/1/14	1,025	1,163
Baxter FinCo BV	4.750%	10/15/10	440	441
Baxter International Inc.	1.800%	3/15/13	350	358
Biogen Idec Inc.	6.000%	3/1/13	895	977
Boston Scientific Corp.	4.500%	1/15/15	900	922
Bottling Group LLC	6.950%	3/15/14	250	297
Bristol-Myers Squibb Co.	5.250%	8/15/13	130	145
Cardinal Health Inc.	5.500%	6/15/13	100	109
CareFusion Corp.	4.125%	8/1/12	120	125
CareFusion Corp.	5.125%	8/1/14	360	397
4 Cargill Inc.	6.375%	6/1/12	100	109
4 Cargill Inc.	5.200%	1/22/13	950	1,035
Clorox Co.	5.000%	3/1/13	75	82
4 Coca-Cola Amatil Ltd.	3.250%	11/2/14	160	168
Coca-Cola Co.	3.625%	3/15/14	500	538
Coca-Cola Enterprises Inc.	5.000%	8/15/13	500	553
Coca-Cola Enterprises Inc.	7.375%	3/3/14	350	422
Coca-Cola Enterprises Inc.	4.250%	3/1/15	100	111
Covidien International Finance SA	5.150%	10/15/10	420	420
Covidien International Finance SA	5.450%	10/15/12	150	163
Covidien International Finance SA	1.875%	6/15/13	750	762
Delhaize Group SA	5.875%	2/1/14	50	56
Diageo Capital PLC	5.200%	1/30/13	150	164
Diageo Finance BV	5.500%	4/1/13	250	276
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	250	256
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	2,850	3,133
Hasbro Inc.	6.125%	5/15/14	200	219
Hershey Co.	5.300%	9/1/11	125	130
HJ Heinz Co.	5.350%	7/15/13	175	194
Hormel Foods Corp.	6.625%	6/1/11	100	104
Hospira Inc.	5.900%	6/15/14	150	170
Kellogg Co.	5.125%	12/3/12	230	250
Kellogg Co.	4.250%	3/6/13	350	376
Koninklijke Philips Electronics NV	4.625%	3/11/13	335	363
Kraft Foods Inc.	5.625%	11/1/11	600	630
Kraft Foods Inc.	6.250%	6/1/12	500	543
Kraft Foods Inc.	6.000%	2/11/13	250	277

Kraft Foods Inc.	2.625%	5/8/13	1,500	1,549
Kraft Foods Inc.	6.750%	2/19/14	580	674
Kroger Co.	5.000%	4/15/13	775	843
Kroger Co.	7.500%	1/15/14	375	444
Life Technologies Corp.	4.400%	3/1/15	400	428
McKesson Corp.	5.250%	3/1/13	250	272
McKesson Corp.	6.500%	2/15/14	220	251
Mead Johnson Nutrition Co.	3.500%	11/1/14	400	423
Medco Health Solutions Inc.	6.125%	3/15/13	700	775
Medco Health Solutions Inc.	7.250%	8/15/13	500	577
Medtronic Inc.	4.500%	3/15/14	250	277
Medtronic Inc.	3.000%	3/15/15	700	740
Novartis Capital Corp.	1.900%	4/24/13	2,250	2,307
Novartis Capital Corp.	4.125%	2/10/14	500	546
PepsiAmericas Inc.	5.625%	5/31/11	110	113
PepsiAmericas Inc.	4.375%	2/15/14	375	412
PepsiCo Inc.	4.650%	2/15/13	670	730
PepsiCo Inc.	3.750%	3/1/14	608	657
Pfizer Inc.	4.450%	3/15/12	3,280	3,457
Pfizer Inc.	5.350%	3/15/15	1,125	1,297
Philip Morris International Inc.	4.875%	5/16/13	900	989
Philip Morris International Inc.	6.875%	3/17/14	315	372
Procter & Gamble International Funding SCA	1.350%	8/26/11	500	504
Reynolds American Inc.	7.250%	6/1/13	200	224
Reynolds American Inc.	7.625%	6/1/16	75	88
4 Roche Holdings Inc.	5.000%	3/1/14	100	112
4 SABMiller PLC	6.200%	7/1/11	1,125	1,166
4 SABMiller PLC	5.500%	8/15/13	218	241
Safeway Inc.	6.250%	3/15/14	250	287
St. Jude Medical Inc.	2.200%	9/15/13	1,250	1,277
St. Jude Medical Inc.	3.750%	7/15/14	500	536
Stryker Corp.	3.000%	1/15/15	400	421
Sysco Corp.	4.200%	2/12/13	220	236
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	3,000	3,034
Thermo Fisher Scientific Inc.	2.150%	12/28/12	450	459
Unilever Capital Corp.	3.650%	2/15/14	600	646
Whirlpool Corp.	5.500%	3/1/13	925	995
4 WM Wrigley Jr Co.	2.450%	6/28/12	1,340	1,351
Wyeth	5.500%	3/15/13	1,610	1,781
Wyeth	5.500%	2/1/14	1,375	1,559

Energy (3.0%)
Anadarko Petroleum Corp.	5.750%	6/15/14	800	856
Apache Corp.	6.250%	4/15/12	550	593
Apache Corp.	5.250%	4/15/13	100	109
BP Capital Markets PLC	5.250%	11/7/13	766	835
BP Capital Markets PLC	3.625%	5/8/14	950	983
Burlington Resources Finance Co.	6.500%	12/1/11	50	53
Canadian Natural Resources Ltd.	6.700%	7/15/11	200	209
Canadian Natural Resources Ltd.	5.150%	2/1/13	330	357
Cenovus Energy Inc.	4.500%	9/15/14	575	634
Chevron Corp.	3.450%	3/3/12	1,325	1,380
ConocoPhillips	9.375%	2/15/11	350	362
ConocoPhillips	4.400%	5/15/13	350	380
ConocoPhillips	4.750%	2/1/14	1,850	2,054
ConocoPhillips	4.600%	1/15/15	600	674
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	270	300
Devon Energy Corp.	5.625%	1/15/14	150	168

Devon Financing Corp. ULC	6.875%	9/30/11	890	944
Encana Corp.	4.750%	10/15/13	375	406
EOG Resources Inc.	6.125%	10/1/13	275	312
EOG Resources Inc.	2.950%	6/1/15	400	420
Husky Energy Inc.	5.900%	6/15/14	426	473
Marathon Oil Corp.	6.125%	3/15/12	570	610
Noble Holding International Ltd.	3.450%	8/1/15	400	417
Shell International Finance BV	1.875%	3/25/13	3,500	3,578
Shell International Finance BV	4.000%	3/21/14	3,846	4,165
Smith International Inc.	8.625%	3/15/14	500	606
4 Statoil ASA	5.125%	4/30/14	250	281
Total Capital SA	3.125%	10/2/15	250	263
Transocean Inc.	5.250%	3/15/13	425	446
Transocean Inc.	4.950%	11/15/15	1,000	1,035
Valero Energy Corp.	6.875%	4/15/12	600	645
Valero Energy Corp.	4.750%	6/15/13	500	532
Valero Energy Corp.	4.500%	2/1/15	375	401
Weatherford International Inc.	5.950%	6/15/12	275	295
Weatherford International Ltd.	5.150%	3/15/13	525	565
4 Woodside Finance Ltd.	8.125%	3/1/14	225	265
XTO Energy Inc.	5.900%	8/1/12	650	711
XTO Energy Inc.	4.625%	6/15/13	365	401
XTO Energy Inc.	4.900%	2/1/14	675	756

Technology (3.1%)
Adobe Systems Inc.	3.250%	2/1/15	375	392
Affiliated Computer Services Inc.	5.200%	6/1/15	250	273
Agilent Technologies Inc.	4.450%	9/14/12	250	263
Computer Sciences Corp.	5.500%	3/15/13	500	543
Dell Inc.	3.375%	6/15/12	425	443
Dell Inc.	4.700%	4/15/13	250	272
Dell Inc.	1.400%	9/10/13	500	502
Dell Inc.	5.625%	4/15/14	400	454
Dun & Bradstreet Corp.	6.000%	4/1/13	600	658
Fiserv Inc.	6.125%	11/20/12	1,260	1,379
Fiserv Inc.	3.125%	10/1/15	250	254
Hewlett-Packard Co.	4.250%	2/24/12	1,395	1,463
Hewlett-Packard Co.	2.950%	8/15/12	250	260
Hewlett-Packard Co.	4.500%	3/1/13	1,750	1,895
Hewlett-Packard Co.	1.250%	9/13/13	1,000	1,005
Hewlett-Packard Co.	6.125%	3/1/14	430	496
Hewlett-Packard Co.	4.750%	6/2/14	1,321	1,473
HP Enterprise Services LLC	6.000%	8/1/13	1,525	1,733
IBM International Group Capital LLC	5.050%	10/22/12	2,275	2,473
International Business Machines Corp.	4.950%	3/22/11	850	869
International Business Machines Corp.	4.750%	11/29/12	350	380
International Business Machines Corp.	2.100%	5/6/13	2,000	2,063
International Business Machines Corp.	1.000%	8/5/13	2,900	2,909
Intuit Inc.	5.400%	3/15/12	200	211
Lexmark International Inc.	5.900%	6/1/13	500	538
Microsoft Corp.	0.875%	9/27/13	300	300
Microsoft Corp.	2.950%	6/1/14	500	531
Motorola Inc.	8.000%	11/1/11	550	587
Oracle Corp.	4.950%	4/15/13	487	536
Oracle Corp.	3.750%	7/8/14	1,047	1,136
Pitney Bowes Inc.	4.875%	8/15/14	500	538
Pitney Bowes Inc.	5.000%	3/15/15	225	243
Xerox Corp.	6.875%	8/15/11	1,050	1,102

	Xerox Corp.	5.650%	5/15/13	600	657
	Xerox Corp.	4.250%	2/15/15	500	537

	Transportation (1.2%)
	American Airlines Pass Through Trust 2001-
	01	6.817%	5/23/11	179	183
	American Airlines Pass Through Trust 2001-
	02	7.858%	10/1/11	360	379
	Burlington Northern Santa Fe LLC	5.900%	7/1/12	100	108
	Canadian National Railway Co.	6.375%	10/15/11	170	180
3	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	1/2/18	237	250
3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	83	91
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	161	164
	CSX Corp.	6.750%	3/15/11	660	678
	CSX Corp.	5.750%	3/15/13	400	440
	CSX Corp.	5.500%	8/1/13	250	276
	CSX Corp.	6.250%	4/1/15	132	155
3	Delta Air Lines 2000-1 Class A-1 Pass
	Through Trust	6.619%	3/18/11	44	45
	Delta Air Lines 2000-1 Class A-2 Pass
	Through Trust	7.570%	11/18/10	1,693	1,702
	Delta Air Lines 2001-1 Class A-2 Pass
	Through Trust	7.111%	9/18/11	815	854
	Delta Air Lines 2002-1 Class G-2 Pass
	Through Trust	6.417%	7/2/12	310	324
3	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	98	99
4	ERAC USA Finance LLC	8.000%	1/15/11	200	204
4	ERAC USA Finance LLC	5.800%	10/15/12	400	432
4	ERAC USA Finance LLC	2.750%	7/1/13	500	511
4	ERAC USA Finance LLC	5.600%	5/1/15	176	199
	Greenbrier Cos. Inc.	8.375%	5/15/15	125	121
	JB Hunt Transport Services Inc.	3.375%	9/15/15	290	290
[1,3] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.667%	12/15/13	252	240
1	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.712%	3/15/14	625	557
1	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.826%	11/15/16	440	364
	Norfolk Southern Corp.	6.750%	2/15/11	370	378
	Ryder System Inc.	6.000%	3/1/13	1,090	1,183
	Ryder System Inc.	3.600%	3/1/16	470	476
4	Southwest Airlines Co.	10.500%	12/15/11	625	691
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	66	72
	Union Pacific Corp.	5.450%	1/31/13	100	109
					285,292
Utilities (5.7%)
	Electric (4.7%)
	Alabama Power Co.	4.850%	12/15/12	160	173
	Ameren Corp.	8.875%	5/15/14	650	752
	American Water Capital Corp.	6.085%	10/15/17	675	766
	Appalachian Power Co.	5.550%	4/1/11	500	511
	Appalachian Power Co.	5.650%	8/15/12	380	408
	Appalachian Power Co.	3.400%	5/24/15	500	526

	Carolina Power & Light Co.	6.500%	7/15/12	1,110	1,208
	Carolina Power & Light Co.	5.125%	9/15/13	190	211
	Carolina Power & Light Co.	5.150%	4/1/15	100	114
1	CMS Energy Corp.	1.476%	1/15/13	300	285
	Commonwealth Edison Co.	5.400%	12/15/11	350	368
	Commonwealth Edison Co.	6.150%	3/15/12	695	745
	Consumers Energy Co.	5.375%	4/15/13	772	845
3	Dominion Resources Inc.	6.300%	9/30/11	940	895
	Dominion Resources Inc.	5.700%	9/17/12	310	338
	DPL Inc.	6.875%	9/1/11	1,200	1,265
	DTE Energy Co.	7.625%	5/15/14	100	119
	Duke Energy Carolinas LLC	5.300%	10/1/15	100	116
	Duke Energy Corp.	3.350%	4/1/15	500	529
	Duke Energy Ohio Inc.	2.100%	6/15/13	750	770
4	EDP Finance BV	5.375%	11/2/12	1,750	1,823
4	Enel Finance International SA	5.700%	1/15/13	200	215
4	Enel Finance International SA	3.875%	10/7/14	850	883
	Entergy Arkansas Inc.	5.400%	8/1/13	1,040	1,145
	Exelon Generation Co. LLC	5.350%	1/15/14	500	555
	FirstEnergy Corp.	6.450%	11/15/11	11	11
	Florida Power Corp.	6.650%	7/15/11	100	105
	Florida Power Corp.	4.800%	3/1/13	380	411
[3,4] FPL Energy Marcus Hook LP		7.590%	7/10/18	444	462
1	FPL Group Capital Inc.	1.172%	6/17/11	550	552
1	FPL Group Capital Inc.	0.818%	11/9/12	1,750	1,759
	FPL Group Capital Inc.	2.600%	9/1/15	900	910
3	FPL Group Capital Inc.	6.350%	10/1/16	205	197
1	Georgia Power Co.	0.612%	3/15/13	750	749
	Georgia Power Co.	6.000%	11/1/13	200	228
	Great Plains Energy Inc.	2.750%	8/15/13	300	304
[3,4] GWF Energy LLC		6.131%	12/30/11	54	55
4	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	250	257
4	International Transmission Co.	4.450%	7/15/13	200	215
4	Israel Electric Corp. Ltd.	7.250%	1/15/19	50	57
	MidAmerican Energy Co.	5.650%	7/15/12	950	1,024
	Midamerican Energy Holdings Co.	3.150%	7/15/12	860	887
4	Monongahela Power Co.	7.950%	12/15/13	170	200
	National Rural Utilities Cooperative Finance
	Corp.	7.250%	3/1/12	700	761
	National Rural Utilities Cooperative Finance
	Corp.	2.625%	9/16/12	660	682
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	1,900	2,128
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	100	111
	Nevada Power Co.	8.250%	6/1/11	200	209
	Nevada Power Co.	6.500%	4/15/12	200	214
	Nevada Power Co.	5.875%	1/15/15	290	331
4	Niagara Mohawk Power Corp.	3.553%	10/1/14	120	127
	Northeast Utilities	7.250%	4/1/12	345	372
	Northeast Utilities	5.650%	6/1/13	550	601
	Northern States Power Co.	8.000%	8/28/12	525	591
	Northern States Power Co.	1.950%	8/15/15	500	507
	NSTAR Electric Co.	4.875%	10/15/12	130	140
	Ohio Power Co.	5.300%	11/1/10	370	371
	Oncor Electric Delivery Co. LLC	5.950%	9/1/13	870	975
	Pacific Gas & Electric Co.	4.200%	3/1/11	725	736
	Pacific Gas & Electric Co.	6.250%	12/1/13	300	343

Pacific Gas & Electric Co.	4.800%	3/1/14	250	276
Peco Energy Co.	5.950%	11/1/11	300	316
Peco Energy Co.	5.600%	10/15/13	200	225
Peco Energy Co.	5.000%	10/1/14	120	135
PG&E Corp.	5.750%	4/1/14	800	901
3 PPL Capital Funding Inc.	6.700%	3/30/17	450	428
PPL Electric Utilities Corp.	7.125%	11/30/13	520	612
PPL Energy Supply LLC	5.400%	8/15/14	200	221
Progress Energy Inc.	7.100%	3/1/11	80	82
Progress Energy Inc.	6.850%	4/15/12	800	866
Progress Energy Inc.	6.050%	3/15/14	250	284
PSEG Power LLC	2.500%	4/15/13	475	488
PSEG Power LLC	5.000%	4/1/14	250	273
Public Service Co. of Colorado	7.875%	10/1/12	200	226
Public Service Electric & Gas Co.	5.125%	9/1/12	155	166
Public Service Electric & Gas Co.	5.000%	8/15/14	250	282
Public Service Electric & Gas Co.	2.700%	5/1/15	500	522
Sierra Pacific Power Co.	5.450%	9/1/13	240	263
Southern California Edison Co.	5.000%	1/15/14	100	111
Southern California Edison Co.	5.750%	3/15/14	300	343
1 Southern Co.	0.918%	10/21/11	800	803
Southern Co.	5.300%	1/15/12	300	316
Southern Co.	4.150%	5/15/14	100	108
Tampa Electric Co.	6.875%	6/15/12	470	513
Tampa Electric Co.	6.375%	8/15/12	167	182
4 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	900	940
Virginia Electric and Power Co.	4.750%	3/1/13	800	866
Wisconsin Electric Power Co.	6.000%	4/1/14	150	174
Wisconsin Energy Corp.	6.500%	4/1/11	850	874

Natural Gas (1.0%)
AGL Capital Corp.	7.125%	1/14/11	100	102
3 Enbridge Energy Partners LP	8.050%	10/1/17	105	107
Energy Transfer Partners LP	5.650%	8/1/12	270	286
Energy Transfer Partners LP	6.000%	7/1/13	440	482
Enterprise Products Operating LLC	7.500%	2/1/11	600	613
Enterprise Products Operating LLC	4.600%	8/1/12	500	524
Enterprise Products Operating LLC	6.375%	2/1/13	200	220
Enterprise Products Operating LLC	5.650%	4/1/13	575	625
Enterprise Products Operating LLC	5.900%	4/15/13	880	968
Enterprise Products Operating LLC	9.750%	1/31/14	650	797
3 Enterprise Products Operating LLC	8.375%	8/1/16	450	470
4 Gulf South Pipeline Co. LP	5.750%	8/15/12	520	557
Kinder Morgan Energy Partners LP	6.750%	3/15/11	100	103
Kinder Morgan Energy Partners LP	5.850%	9/15/12	400	432
Magellan Midstream Partners LP	6.450%	6/1/14	100	114
4 NGPL PipeCo LLC	6.514%	12/15/12	410	438
ONEOK Partners LP	5.900%	4/1/12	400	427
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	360	377
4 Rockies Express Pipeline LLC	6.250%	7/15/13	325	351
4 Rockies Express Pipeline LLC	3.900%	4/15/15	350	349
3 Southern Union Co.	7.200%	11/1/11	400	362
TransCanada PipeLines Ltd.	4.000%	6/15/13	100	107
TransCanada PipeLines Ltd.	3.400%	6/1/15	500	534
3 TransCanada PipeLines Ltd.	6.350%	5/15/17	175	163

	Williams Partners LP	3.800%	2/15/15	600	631

					55,082
Total Corporate Bonds (Cost $646,579)					666,938
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
4	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	5.670%	3/5/14	175	183
	Brazilian Government International Bond	7.875%	3/7/15	300	368
	Eksportfinans ASA	2.000%	9/15/15	50	50
4	Emirate of Abu Dhabi	5.500%	4/8/14	80	89
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	50	50
	European Investment Bank	4.250%	7/15/13	250	274
	European Investment Bank	2.875%	1/15/15	500	530
	European Investment Bank	2.750%	3/23/15	250	264
	Export-Import Bank of Korea	5.500%	10/17/12	400	427
4	Gazprom Via Gaz Capital SA	6.212%	11/22/16	50	53
[4,8] Hana Bank		6.500%	4/9/12	120	128
4	Industrial Bank of Korea	7.125%	4/23/14	150	173
9	Japan Finance Corp.	1.875%	9/24/15	100	101
	Korea Development Bank	5.300%	1/17/13	450	480
	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	250	265
[10] Kreditanstalt fuer Wiederaufbau		2.750%	10/21/14	750	794
4	MDC-GMTN B.V.	5.750%	5/6/14	300	328
	Mexico Government International Bond	5.875%	2/17/14	200	226
	Mexico Government International Bond	6.625%	3/3/15	200	235
	Nordic Investment Bank	2.500%	7/15/15	1,000	1,047
	Peruvian Government International Bond	9.125%	2/21/12	100	110
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	125	146
4	Petroleos Mexicanos	4.875%	3/15/15	200	214
[3,4] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	150	153
4	Petronas Capital Ltd.	7.000%	5/22/12	100	109
[3,4] PF Export Receivables Master Trust		3.748%	6/1/13	105	104
[3,4] PF Export Receivables Master Trust		6.436%	6/1/15	218	230
	Poland Government International Bond	3.875%	7/16/15	200	208
	Province of Ontario Canada	3.500%	7/15/13	250	267
	Province of Ontario Canada	2.950%	2/5/15	250	266
	Province of Ontario Canada	1.875%	9/15/15	25	25
4	Qatar Government International Bond	5.150%	4/9/14	100	109
4	Qatar Government International Bond	4.000%	1/20/15	200	211
[3,4] Qatar Petroleum		5.579%	5/30/11	111	113
4,11 Qatari Diar Finance QSC		3.500%	7/21/15	125	128
[3,4] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	192	208
4	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	175	192
	Republic of Italy	2.125%	10/5/12	350	354
	Republic of Italy	2.125%	9/16/13	50	50
	Republic of Korea	4.250%	6/1/13	125	133
4	TDIC Finance Ltd.	6.500%	7/2/14	125	137
Total Sovereign Bonds (Cost $9,175)					9,532
Taxable Municipal Bonds (0.4%)
1	Florida Hurricane Catastrophe Fund Finance
	Corp. Rev.	1.037%	10/15/12	1,090	1,060
	Illinois GO	2.766%	1/1/12	1,000	1,013
	Loudoun County VA IDA Rev. (Howard
	Hughes Medical Institute)	3.450%	9/1/14	150	161
	Louisiana Local Govt. Environmental Fac. &
	Community Dev. Auth. Rev.	3.220%	2/1/21	750	760

Louisiana Local Govt. Environmental Fac. &
Community Dev. Auth. Rev.	3.450%	2/1/22	350	358
New York City NY IDA Special Fac. Rev.
(American Airlines Inc. J.F.K International
Project)	7.500%	8/1/16	75	79
North Carolina Capital Facs Finance Agency
Rev (Duke Univ)	4.200%	4/1/14	180	198
Total Taxable Municipal Bonds (Cost $3,592)				3,629
Tax-Exempt Municipal Bonds (0.1%)
California (0.1%)
1 California Housing Finance Agency Multifamily
Housing Rev. VRDO	0.270%	2/1/37 LOC	500	500

Total Tax-Exempt Municipal Bonds (Cost $500)				500
			Shares
Convertible Preferred Stock (0.0%)
Consumer Discretionary (0.0%)
5 Lehman Brothers Holdings Inc. Pfd.	7.250%		700	1
Total Convertible Preferred Stocks (Cost $700)				1
Preferred Stocks (0.3%)
Southern California Edison Co. Pfd.	5.349%		19,112	1,891
Santander Finance Preferred SA Unipersonal
Pfd.	6.800%		7,084	200
Aspen Insurance Holdings Ltd. Pfd.	7.401%		5,950	144
Goldman Sachs Group Inc. Pfd.	6.050%		6,160	133
2 Federal National Mortgage Assn. Pfd.	5.948%		21,600	8
Total Preferred Stocks (Cost $2,922)				2,376
Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
[12] Vanguard Market Liquidity Fund
(Cost $18,553)	0.261%		18,552,637	18,553
Total Investments (99.3%) (Cost $926,744)				950,472
Other Assets and Liabilities-Net (0.7%)				6,914
Net Assets (100%)				957,386

1 Adjustable-rate security.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate value of these securities was $145,130,000, representing 15.2% of net assets.
5 Non-income-producing security--security in default.
6 Non-income-producing security—issuer has suspended all payments until February 1, 2012.
7 Securities with a value of $864,000 have been segregated as initial margin for open futures contracts.
8 Guaranteed by the Republic of Korea.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the State of Qatar.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.

REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short	Value	Appreciation
Futures Contracts	Expiration	Contracts)	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2010	628	137,836	362
Ultra Long U.S. Treasury Bond	December 2010	5	706	26
5-Year U.S. Treasury Note	December 2010	(499)	(60,312)	(560)
10-Year U.S. Treasury Note	December 2010	(22)	(2,773)	(47)
30-Year U.S. Treasury Bond	December 2010	(4)	(535)	(15)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific bond issuer. The portfolio has sold credit protection through credit default swaps to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The portfolio has also entered into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2010, the portfolio had the following open swap contracts:

Credit Default Swaps
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(Paid) (%)	($000)
Credit Protection Sold/Moody’s Rating
Bank of America
Corporation/A2	3/20/15	DBAG	280	6	1.000	(1)

Bank of America
Corporation/A2	9/20/15	RBS	100	3	1.000	—
Burlington Northern/Baa1	6/20/12	DBAG	400	—	0.400	1
Johnson & Johnson/Aaa	9/20/12	GSCM	410	—	0.070	(2)
Johnson & Johnson/Aaa	9/20/12	UBSAG	160	—	0.080	(1)
Metlife Inc./A2	3/20/15	DBAG	300	18	1.000	—

Credit Protection Purchased
AT&T Inc.	6/20/13	GSCM	300	—	(1.040)	(4)
Banco Bilbao Vizcaya
Argentaria SA	6/20/15	BARC	300	21	(1.000)	4
Banco Bilbao Vizcaya
Argentaria SA	9/20/15	BARC	700	29	(1.000)	(10)
Bank of America Corporation	12/20/14	DBAG	340	(4)	(1.000)	5
Bank of America Corporation	12/20/14	BARC	340	(4)	(1.000)	5
Bank of America Corporation	12/20/14	BARC	300	(3)	(1.000)	5
Citigroup Inc.	6/20/14	BOANA	1,120	(48)	(5.000)	(171)
Goldman, Sachs & Co.	9/20/15	BARC	100	—	(1.000)	—
Intesa San Paolo Spa	6/20/15	DBAG	500	(9)	(1.000)	—
Intesa San Paolo Spa	6/20/15	BOANA	500	(9)	(1.000)	—
Intesa San Paolo Spa	6/20/15	BOANA	500	(13)	(1.000)	(4)
Merrill Lynch	9/20/13	BOANA	300	—	(2.900)	(11)
Morgan Stanley	9/20/15	BARC	200	(11)	(1.000)	(4)
Wells Fargo	3/20/15	GSCM	280	(2)	(1.000)	(2)
						(190)

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
RBS—The Royal Bank of Scotland PLC.
UBSAG—UBS AG.

Interest Rate Swaps
Termination	Counterparty[1]	Notional	Fixed Interest Floating Interest Rate			Unrealized
Date		Amount	Rate Received	Received (Paid)		Appreciation
		($000)	(Paid) (%)	(%)		(Depreciation)
						($000)
11/6/2010	BARC	633	1.350	(0.260)	2	1
11/6/2010	GSCM	1,144	1.360	(0.260)	2	1
11/6/2010	WFC	289	1.360	(0.260)	2	0
11/15/2010	GSCM	70	0.630	(0.260)	2	0
12/15/2010	WFC	450	1.020	(0.260)	2	1
1/18/2011	BOANA	170	0.740	(0.260)	2	0
3/15/2011	BARC	230	0.550	(0.290)	3	0
4/15/2011	BOANA	600	1.050	(0.260)	2	2
5/15/2011	BARC	75	0.600	(0.260)	2	0
5/16/2011	BOANA	100	0.940	(0.260)	2	0
5/16/2011	WFC	80	0.980	(0.260)	2	0
7/15/2011	GSCM	80	1.090	(0.260)	2	0
7/15/2011	BOANA	275	1.090	(0.260)	2	2
8/15/2011	GSCM	100	1.090	(0.260)	2	1
8/15/2011	BOANA	350	0.830	(0.260)	2	2
8/15/2011	WFC	400	0.740	(0.260)	2	1
9/15/2011	BOANA	700	0.840	(0.260)	2	3
10/6/2011	WFC	1,178	1.720	(0.260)	2	16
10/6/2011	BARC	1,808	1.720	(0.260)	2	25
10/15/2011	WFC	125	1.510	(0.260)	2	1
10/15/2011	WFC	200	0.930	(0.530)	3	1
10/21/2011	WFC	800	1.340	(0.520)	3	8
11/15/2011	WFC	350	0.610	(0.260)	2	1
12/6/2011	WFC	1,243	2.020	(0.290)	3	23
1/15/2012	WFC	250	1.380	(0.260)	2	3
1/15/2012	WFC	300	1.230	(0.260)	2	3
1/15/2012	WFC	115	1.150	(0.260)	2	1
1/15/2012	WFC	110	1.080	(0.260)	2	1
1/15/2012	WFC	10	1.050	(0.260)	2	0
1/15/2012	WFC	300	1.060	(0.260)	2	3
2/6/2012	WFC	1,500	1.490	(0.260)	2	22
2/15/2012	BOANA	1,000	1.770	(0.260)	2	19
2/15/2012	GSCM	65	0.690	(0.260)	2	0
2/23/2012	GSCM	3,800	1.210	(0.340)	3	39
3/1/2012	WFC	400	0.530	(0.300)	3	0
3/6/2012	GSCM	1,350	1.500	(0.260)	2	21

4/15/2012	GSCM	230	1.540	(0.260)	2	4
4/15/2012	WFC	300	1.540	(0.260)	2	5
5/15/2012	GSCM	1,300	1.900	(0.260)	2	30
5/15/2012	BOANA	50	1.350	(0.260)	2	1
5/15/2012	WFC	720	1.260	(0.260)	2	9
5/15/2012	WFC	900	1.140	(0.260)	2	10
6/15/2012	BARC	80	1.680	(0.260)	2	2
6/15/2012	BARC	400	1.610	(0.260)	2	8
6/15/2012	WFC	1,300	1.570	(0.260)	2	24
6/15/2012	WFC	2,000	1.450	(0.260)	2	33
6/15/2012	JPMC	70	1.350	(0.260)	2	1
7/15/2012	GSCM	1,000	1.730	(0.260)	2	22
7/15/2012	BARC	900	1.680	(0.260)	2	19
7/15/2012	WFC	90	1.450	(0.260)	2	2
7/15/2012	WFC	220	1.450	(0.260)	2	4
7/15/2012	JPMC	655	1.370	(0.260)	2	10
7/16/2012	WFC	80	1.590	(0.260)	2	2
7/27/2012	GSCM	930	0.590	(0.260)	3	0
8/15/2012	WFC	2,050	1.850	(0.260)	2	51
8/15/2012	JPMC	250	1.440	(0.260)	2	4
8/20/2012	WFC	700	1.770	(0.260)	2	17
9/6/2012	GSCM	1,145	2.070	(0.260)	2	34
9/6/2012	BOANA	2,045	2.070	(0.260)	2	61
9/15/2012	GSCM	1,700	1.860	(0.260)	2	44
10/15/2012	WFC	130	1.800	(0.260)	2	3
10/15/2012	BOANA	600	1.750	(0.260)	2	15
10/20/2012	BARC	500	1.760	(0.260)	2	12
10/20/2012	BARC	1,100	2.040	(0.260)	2	34
10/22/2012	BOANA	300	2.450	(0.260)	2	12
11/9/2012	WFC	1,750	1.860	(0.420)	3	45
11/15/2012	WFC	175	1.900	(0.260)	2	5
11/15/2012	BARC	300	1.950	(0.260)	2	9
11/15/2012	WFC	250	1.810	(0.260)	2	7
11/15/2012	WFC	40	1.560	(0.260)	2	1
11/15/2012	WFC	300	0.930	(0.260)	2	2
12/6/2012	BARC	1,900	2.330	(0.290)	3	69
12/6/2012	BARC	200	1.930	(0.290)	3	6
12/15/2012	BOANA	2,490	2.210	(0.290)	3	84
12/15/2012	WFC	1,100	1.820	(0.260)	2	30
12/15/2012	WFC	440	1.760	(0.260)	2	11
12/15/2012	WFC	2,280	1.720	(0.260)	2	57
12/15/2012	GSCM	2,250	1.600	(0.290)	3	46

12/17/2012	BOANA	2,000	2.030	(0.260)	2	64
12/17/2012	WFC	400	2.260	(0.290)	3	14
12/17/2012	WFC	500	1.990	(0.290)	3	15
1/15/2013	WFC	3,000	1.720	(0.260)	2	77
1/15/2013	WFC	2,800	1.770	(0.530)	3	69
1/15/2013	JPMC	300	1.630	(0.530)	3	7
1/15/2013	WFC	80	1.000	(0.260)	2	1
1/25/2013	WFC	275	0.820	(0.260)	3	1
2/15/2013	WFC	100	1.960	(0.260)	2	3
2/15/2013	WFC	700	1.710	(0.260)	2	18
2/15/2013	WFC	45	1.890	(0.260)	2	1
2/15/2013	WFC	620	1.730	(0.260)	2	16
2/15/2013	WFC	16	0.800	(0.260)	2	0
2/20/2013	WFC	580	1.930	(0.260)	2	18
2/20/2013	WFC	340	0.800	(0.260)	2	1
3/15/2013	WFC	55	2.100	(0.260)	2	2
3/15/2013	WFC	200	2.170	(0.260)	2	7
3/15/2013	BARC	250	2.380	(0.260)	2	11
3/15/2013	WFC	100	1.850	(0.260)	2	3
3/15/2013	JPMC	2,300	1.740	(0.260)	2	62
3/15/2013	WFC	750	1.710	(0.290)	3	18
3/15/2013	JPMC	675	1.720	(0.260)	2	18
4/5/2013	GSCM	1,275	1.770	(0.260)	2	36
4/15/2013	WFC	1,800	1.100	(0.260)	2	20
6/15/2013	GSCM	225	2.350	(0.260)	2	10
7/15/2013	BARC	100	2.530	(0.260)	2	5
7/15/2013	BOANA	1,400	2.190	(0.260)	2	56
7/15/2013	WFC	250	1.190	(0.260)	2	3
9/15/2013	WFC	1,000	2.330	(0.290)	3	43
9/15/2013	WFC	700	1.950	(0.260)	2	24
9/15/2013	GSCM	680	1.250	(0.260)	2	9
9/16/2013	GSCM	400	2.290	(0.290)	3	17
10/15/2013	WFC	230	1.020	(0.260)	2	2
11/15/2013	WFC	90	2.040	(0.260)	2	3
11/15/2013	WFC	1,200	2.040	(0.260)	2	45
11/15/2013	BARC	500	2.240	(0.260)	2	22
11/15/2013	WFC	700	2.090	(0.260)	2	27
11/17/2013	JPMC	175	2.170	(0.260)	2	7
12/1/2013	GSCM	1,020	2.580	(0.300)	3	53
12/1/2013	WFC	2,828	2.580	(0.300)	3	146
12/1/2013	GSCM	2,923	2.580	(0.300)	3	151
3/6/2014	GSCM	3,074	2.450	(0.260)	2	158

3/15/2014	WFC	400	2.660	(0.260)	2	24
3/15/2014	WFC	200	2.210	(0.260)	2	9
4/1/2014	WFC	315	1.200	(0.280)	3	2
4/15/2014	WFC	700	2.210	(0.260)	2	30
5/15/2014	GSCM	75	2.300	(0.260)	2	4
5/15/2014	GSCM	150	1.530	(0.260)	2	3
5/16/2014	WFC	650	1.080	(0.380)	3	0
6/15/2014	WFC	300	2.340	(0.260)	2	15
6/15/2014	GSCM	1,800	1.570	(0.260)	2	37
6/16/2014	WFC	5	2.580	(0.260)	2	0
7/15/2014	WFC	1,200	2.310	(0.260)	2	57
8/15/2014	WFC	2,100	2.680	(0.260)	2	129
10/15/2014	WFC	390	1.130	(0.250)	2	0
2/15/2015	BOANA	190	1.800	(0.260)	2	5
2/15/2015	WFC	270	1.630	(0.260)	2	5
2/17/2015	GSCM	3,800	2.560	(0.370)	3	202
3/24/2015	GSCM	100	2.910	(0.260)	2	7
8/15/2015	GSCM	3,390	1.590	(0.260)	2	32
9/15/2015	UBSAG	4,200	1.630	(0.260)	2	44
6/1/2016	WFC	350	2.910	(0.300)	3	23
8/15/2016	BOANA	140	3.230	(0.260)	2	12
8/15/2016	BARC	320	1.920	(0.260)	2	4
8/15/2016	GSCM	40	1.900	(0.260)	2	0
12/15/2016	WFC	500	3.370	(0.290)	3	45
12/15/2016	JPMC	425	3.260	(0.530)	3	35
12/15/2016	WFC	250	3.260	(0.530)	3	21
12/15/2016	JPMC	285	2.510	(0.530)	3	11
12/15/2016	GSCM	1,000	2.390	(0.440)	3	32
1/15/2017	BARC	60	2.970	(0.260)	2	4
1/15/2017	GSCM	150	2.010	(0.260)	2	2
1/15/2017	BOANA	400	1.950	(0.260)	2	3
2/15/2017	WFC	1,700	3.370	(0.260)	2	160
2/15/2017	GSCM	1,770	3.430	(0.260)	2	173
2/15/2017	BARC	80	3.180	(0.260)	2	7
2/15/2017	WFC	90	2.410	(0.260)	2	3
2/15/2017	WFC	700	2.410	(0.260)	2	25
2/15/2017	BARC	110	2.290	(0.260)	2	3
2/15/2017	BOANA	3,200	1.880	(0.250)	2	9
6/15/2017	GSCM	260	3.490	(0.260)	2	26
6/15/2017	BARC	130	3.470	(0.260)	2	13
6/15/2017	GSCM	300	3.400	(0.260)	2	29
6/15/2017	BOANA	100	3.310	(0.260)	2	9

9/15/2017	GSCM	1,500	3.520	(0.260)	2	153
9/15/2017	BARC	1,300	3.360	(0.260)	2	119
9/15/2017	GSCM	1,320	2.530	(0.260)	2	49
9/15/2017	WFC	150	2.350	(0.260)	2	4
4/25/2020	JPMC	2,200	3.020	(0.570)	3	99
						3,987

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
WFC—Wachovia Bank N.A.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Return Swaps
			Floating
			Interest Rate	Unrealized
		Notional	Received	Appreciation
		Amount	(Paid)	(Depreciation)
Reference Entity/Termination Date	Counterparty[1]	($000)	(%)[2]	($000)
Commercial Mortgage-Backed Securities
Index
10/1/10	BARC	500	(0.260)	----
11/1/10	BARC	225	(0.260)	12
12/1/10	BARC	425	(0.260)	26
1/1/11	BARC	800	(0.260)	37
2/1/11	BARC	950	(0.260)	10
3/1/11	BARC	700	(0.260)	10
				95

1 BARC—Barclays Bank PLC.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	-	21,681	-
Asset-Backed/Commercial Mortgage-Backed Securities	-	227,262	-
Corporate Bonds	-	666,938	-
Sovereign Bonds	-	9,532	-
Taxable Municipal Bonds	-	3,629	-
Tax-Exempt Municipal Bonds	-	500	-
Convertible Preferred Stocks	1	-	-
Preferred Stocks	2,376	-	-
Temporary Cash Investments	18,553	-	-
Futures Contracts—Assets[1]	38	-	-
Futures Contracts—Liabilities[1]	(24)	-	-
Swap Contracts—Assets	-	4,102	-
Swap Contracts—Liabilities	-	(210)	-
Total	20,944	933,434	-
1 Represents variation margin on the last day of the reporting period.

E. At September 30, 2010, the cost of investment securities for tax purposes was $926,745,317,000. Net unrealized appreciation of investment securities for tax purposes was $23,726,385,000, consisting of unrealized gains of $32,865,355,000 on securities that had risen in value since their purchase and $9,138,970,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of September 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.0%)
U.S. Government Securities (3.0%)
	United States Treasury Note/Bond	4.000%	11/15/12	2,520	2,712
	United States Treasury Note/Bond	4.250%	8/15/13	2,500	2,761
	United States Treasury Note/Bond	2.250%	5/31/14	2,275	2,391
	United States Treasury Note/Bond	4.250%	8/15/15	2,250	2,572
Total U.S. Government and Agency Obligations (Cost $9,869)					10,436
Corporate Bonds (93.4%)
Finance (13.5%)
	Banking (5.5%)
	BAC Capital Trust XI	6.625%	5/23/36	3,485	3,565
	BankAmerica Capital II	8.000%	12/15/26	410	421
	Capital One Capital V	10.250%	8/15/39	1,420	1,528
	Capital One Capital VI	8.875%	5/15/40	665	696
1	Citigroup Capital XXI	8.300%	12/21/37	3,830	4,026
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,135	1,187
	LBG Capital No.1 PLC	7.875%	11/1/20	4,045	3,984
2	Lloyds TSB Bank PLC	6.500%	9/14/20	1,960	1,993
	NB Capital Trust IV	8.250%	4/15/27	750	768
2	Provident Funding Associates	10.250%	4/15/17	1,300	1,339

	Brokerage (0.1%)
2	Pinafore LLC/Pinafore Inc.	9.000%	10/1/18	465	487

	Finance Companies (5.4%)
2	Ally Financial Inc.	8.300%	2/12/15	2,015	2,201
2	Ally Financial Inc.	8.000%	3/15/20	2,600	2,834
2	Ally Financial Inc.	7.500%	9/15/20	700	747
	Ally Financial Inc.	8.000%	11/1/31	1,128	1,207
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/13	125	130
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/14	188	195
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/15	188	194
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/16	313	324
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/17	384	396
	CIT Group Inc.	7.000%	5/1/13	306	308
	CIT Group Inc.	7.000%	5/1/14	459	458
	CIT Group Inc.	7.000%	5/1/15	459	456
	CIT Group Inc.	7.000%	5/1/16	2,365	2,330
	CIT Group Inc.	7.000%	5/1/17	1,942	1,903
2	International Lease Finance Corp.	6.500%	9/1/14	1,075	1,153
2	International Lease Finance Corp.	8.625%	9/15/15	1,120	1,207
2	International Lease Finance Corp.	6.750%	9/1/16	1,195	1,282
2	International Lease Finance Corp.	8.750%	3/15/17	680	736
2	International Lease Finance Corp.	7.125%	9/1/18	1,000	1,075

	Insurance (2.2%)
1	Hartford Financial Services Group Inc.	8.125%	6/15/18	2,740	2,755
2	Liberty Mutual Group Inc.	7.800%	3/15/37	1,485	1,407
2	Metlife Capital Trust IV	7.875%	12/15/37	1,390	1,440

2	MetLife Capital Trust X	9.250%	4/8/38	1,000	1,164
	Provident Cos. Inc.	7.000%	7/15/18	690	751
	Unum Group	7.375%	6/15/32	175	174

	Other Finance (0.3%)
	Lender Processing Services Inc.	8.125%	7/1/16	860	925
					47,746
Industrial (73.8%)
	Basic Industry (8.4%)
	Arch Western Finance LLC	6.750%	7/1/13	265	268
	Ashland Inc.	9.125%	6/1/17	690	790
	Cascades Inc.	7.750%	12/15/17	840	878
	Cascades Inc.	7.875%	1/15/20	285	298
[3,4] CDW TLB Bank Loan		4.257%	10/12/14	2,682	2,467
2	Celanese US Holdings LLC	6.625%	10/15/18	380	388
	CF Industries Inc.	6.875%	5/1/18	580	623
	CF Industries Inc.	7.125%	5/1/20	760	829
2	Chemtura Corp.	7.875%	9/1/18	305	317
[3,4] CIT Group Inc. Bank Loan		6.250%	8/11/15	294	296
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	785	830
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	470	505
2	Consol Energy Inc.	8.000%	4/1/17	885	958
2	Consol Energy Inc.	8.250%	4/1/20	1,250	1,362
2	Drummond Co. Inc.	9.000%	10/15/14	175	185
[3,4] Federal Mogul Term B Bank Loan		2.198%	12/27/15	201	176
[3,4] Federal Mogul Term C Bank Loan		2.198%	12/27/15	103	91
[3,4] First Data Corp. Bank Loan		3.006%	9/24/14	242	213
[3,4] First Data TLB-1 Bank Loan		3.006%	9/24/14	1,469	1,293
[3,4] Freescale Semiconductor Inc Bank Loan		4.509%	12/1/16	1,714	1,565
2	Georgia-Pacific LLC	7.125%	1/15/17	2,790	2,943
2	Lyondell Chemical Co.	8.000%	11/1/17	1,530	1,670
	Methanex Corp.	8.750%	8/15/12	725	761
	Neenah Paper Inc.	7.375%	11/15/14	810	811
	Novelis Inc.	7.250%	2/15/15	2,645	2,705
	Solutia Inc.	8.750%	11/1/17	275	299
	United States Steel Corp.	7.000%	2/1/18	1,350	1,380
2	Vedanta Resources PLC	8.750%	1/15/14	275	296
2	Vedanta Resources PLC	9.500%	7/18/18	2,035	2,197
	Weyerhaeuser Co.	7.375%	10/1/19	570	625
	Weyerhaeuser Co.	7.375%	3/15/32	1,450	1,460

	Capital Goods (5.0%)
2	Ardagh Packaging Finance PLC	7.375%	10/15/17	455	455
	Ball Corp.	7.125%	9/1/16	105	113
	Ball Corp.	6.625%	3/15/18	520	547
	Ball Corp.	7.375%	9/1/19	145	157
	BE Aerospace Inc.	6.875%	10/1/20	980	1,005
2	Bombardier Inc.	7.500%	3/15/18	845	909
2	Bombardier Inc.	7.750%	3/15/20	850	920
2	Building Materials Corp. of America	6.875%	8/15/18	420	413
	Case New Holland Inc.	7.750%	9/1/13	695	756
2	Case New Holland Inc.	7.875%	12/1/17	2,045	2,239
2	Cemex Finance LLC	9.500%	12/14/16	1,605	1,615

Crown Americas LLC / Crown Americas
Capital Corp.	7.750%	11/15/15	1,060	1,105
2 Esterline Technologies Corp.	7.000%	8/1/20	105	109
2 Fibria Overseas Finance Ltd.	7.500%	5/4/20	2,249	2,405
Masco Corp.	6.125%	10/3/16	215	218
Masco Corp.	6.625%	4/15/18	105	106
Masco Corp.	7.125%	3/15/20	420	429
Masco Corp.	6.500%	8/15/32	615	527
2 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.750%	10/15/16	1,775	1,819
TransDigm Inc.	7.750%	7/15/14	275	279
TransDigm Inc.	7.750%	7/15/14	470	476
United Rentals North America Inc.	10.875%	6/15/16	810	917

Communication (18.1%)
Belo Corp.	8.000%	11/15/16	250	267
Cablevision Systems Corp.	8.625%	9/15/17	985	1,083
Cablevision Systems Corp.	7.750%	4/15/18	225	240
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	1,035	1,051
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	920	954
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	920	971
Cenveo Corp.	8.875%	2/1/18	1,250	1,237
2 Cequel Communications Holdings I LLC and
Cequel Capital Corp.	8.625%	11/15/17	935	986
Cincinnati Bell Inc.	8.250%	10/15/17	1,375	1,372
Cincinnati Bell Inc.	8.750%	3/15/18	1,520	1,482
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	245	258
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	1,315	1,404
^ Cricket Communications Inc.	9.375%	11/1/14	2,230	2,314
Cricket Communications Inc.	7.750%	5/15/16	655	699
CSC Holdings LLC	7.875%	2/15/18	1,190	1,294
CSC Holdings LLC	7.625%	7/15/18	2,085	2,262
CSC Holdings LLC	8.625%	2/15/19	895	1,011
Equinix Inc.	8.125%	3/1/18	915	972
Frontier Communications Corp.	8.250%	5/1/14	1,800	1,978
Frontier Communications Corp.	7.875%	4/15/15	190	206
Frontier Communications Corp.	8.250%	4/15/17	555	606
Frontier Communications Corp.	8.125%	10/1/18	1,800	1,946
Frontier Communications Corp.	8.500%	4/15/20	665	724
Frontier Communications Corp.	8.750%	4/15/22	415	452
GCI Inc.	7.250%	2/15/14	1,410	1,442
2 Inmarsat Finance PLC	7.375%	12/1/17	400	420
Intelsat Corp.	9.250%	8/15/14	1,750	1,807
Intelsat Jackson Holdings SA	9.500%	6/15/16	295	314
2 Intelsat Jackson Holdings SA	8.500%	11/1/19	475	515
2 Intelsat Jackson Holdings SA	7.250%	10/15/20	2,935	2,950
Intelsat SA	6.500%	11/1/13	1,190	1,180
Intelsat Subsidiary Holding Co. SA	8.500%	1/15/13	1,235	1,247
2 Intelsat Subsidiary Holding Co. SA	8.875%	1/15/15	505	523
Interpublic Group of Cos. Inc.	6.250%	11/15/14	700	744
Interpublic Group of Cos. Inc.	10.000%	7/15/17	850	992
Lamar Media Corp.	6.625%	8/15/15	530	543

	Lamar Media Corp.	7.875%	4/15/18	305	321
	Liberty Media LLC	8.500%	7/15/29	405	390
	Liberty Media LLC	8.250%	2/1/30	1,280	1,232
	Mediacom Broadband LLC / Mediacom
	Broadband Corp.	8.500%	10/15/15	1,325	1,355
5	MediaNews Group Inc.	6.875%	10/1/13	745	—
	MetroPCS Wireless Inc.	9.250%	11/1/14	1,790	1,871
	MetroPCS Wireless Inc.	9.250%	11/1/14	875	912
	MetroPCS Wireless Inc.	7.875%	9/1/18	1,220	1,260
1	Quebecor Media Inc.	7.750%	3/15/11	1,410	1,459
	Quebecor Media Inc.	7.750%	3/15/16	1,340	1,384
	Qwest Communications International Inc.	7.500%	2/15/14	1,510	1,536
	Qwest Communications International Inc.	8.000%	10/1/15	880	950
2	Qwest Communications International Inc.	7.125%	4/1/18	680	711
	SBA Telecommunications Inc.	8.000%	8/15/16	575	615
	SBA Telecommunications Inc.	8.250%	8/15/19	325	357
2	Sinclair Television Group Inc.	9.250%	11/1/17	1,075	1,153
	Sprint Capital Corp.	6.900%	5/1/19	680	683
	Sprint Nextel Corp.	6.000%	12/1/16	891	880
	Videotron Ltee	9.125%	4/15/18	695	782
	Virgin Media Secured Finance PLC	6.500%	1/15/18	700	739
2	Wind Acquisition Finance SA	11.750%	7/15/17	2,225	2,492
	Windstream Corp.	8.125%	8/1/13	435	471
	Windstream Corp.	8.625%	8/1/16	635	670
	Windstream Corp.	7.875%	11/1/17	1,180	1,233
2	Windstream Corp.	8.125%	9/1/18	645	663
	Windstream Corp.	7.000%	3/15/19	250	244
2	Windstream Corp.	7.750%	10/15/20	1,050	1,047

	Consumer Cyclical (13.2%)
	AMC Entertainment Inc.	8.000%	3/1/14	720	727
	AMC Entertainment Inc.	8.750%	6/1/19	1,245	1,314
[3,4] Ford Motor Credit Co. Bank Loan		3.050%	12/15/13	3,658	3,585
	Ford Motor Credit Co. LLC	7.000%	10/1/13	3,345	3,579
	Ford Motor Credit Co. LLC	8.000%	12/15/16	1,180	1,336
	Ford Motor Credit Co. LLC	6.625%	8/15/17	805	859
	Ford Motor Credit Co. LLC	8.125%	1/15/20	955	1,108
	Goodyear Tire & Rubber Co.	10.500%	5/15/16	275	309
	Goodyear Tire & Rubber Co.	8.250%	8/15/20	1,715	1,797
	Hanesbrands Inc.	8.000%	12/15/16	610	644
	Host Hotels & Resorts LP	7.125%	11/1/13	1,411	1,429
	Host Hotels & Resorts LP	6.875%	11/1/14	1,290	1,330
	Host Hotels & Resorts LP	6.375%	3/15/15	685	700
	Host Hotels & Resorts LP	6.750%	6/1/16	360	373
	Levi Strauss & Co.	7.625%	5/15/20	805	833
	Ltd Brands Inc.	8.500%	6/15/19	140	163
	Ltd Brands Inc.	7.000%	5/1/20	330	356
	Macy's Retail Holdings Inc.	7.450%	7/15/17	735	810
	Macy's Retail Holdings Inc.	7.000%	2/15/28	340	349
	Macy's Retail Holdings Inc.	6.700%	9/15/28	275	265
	Macy's Retail Holdings Inc.	6.700%	7/15/34	275	273
	Marquee Holdings Inc.	9.505%	8/15/14	1,095	903
	MGM Resorts International	6.750%	9/1/12	1,215	1,142
	MGM Resorts International	10.375%	5/15/14	980	1,085
	MGM Resorts International	11.125%	11/15/17	515	586

2 MGM Resorts International	9.000%	3/15/20	805	857
Navistar International Corp.	8.250%	11/1/21	1,500	1,603
Phillips-Van Heusen Corp.	7.375%	5/15/20	695	732
2 QVC Inc.	7.500%	10/1/19	1,954	2,027
Rite Aid Corp.	9.750%	6/12/16	720	767
Rite Aid Corp.	10.375%	7/15/16	1,045	1,091
Rite Aid Corp.	7.500%	3/1/17	640	592
2 Rite Aid Corp.	8.000%	8/15/20	750	759
Royal Caribbean Cruises Ltd.	11.875%	7/15/15	750	911
2 Scientific Games Corp.	8.125%	9/15/18	215	222
Seneca Gaming Corp.	7.250%	5/1/12	640	630
Service Corp. International/US	7.375%	10/1/14	300	329
Service Corp. International/US	7.625%	10/1/18	940	1,011
Service Corp. International/US	8.000%	11/15/21	1,725	1,846
2 Tenneco Inc.	7.750%	8/15/18	230	238
2 TRW Automotive Inc.	7.000%	3/15/14	1,905	2,024
2 TRW Automotive Inc.	7.250%	3/15/17	1,230	1,304
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	11/1/17	1,000	1,075
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	5/1/20	410	436
2 Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.750%	8/15/20	1,975	2,094

Consumer Noncyclical (13.7%)
American Stores Co.	7.900%	5/1/17	140	135
ARAMARK Corp.	8.500%	2/1/15	2,810	2,922
2 BFF International Ltd.	7.250%	1/28/20	1,525	1,650
Bio-Rad Laboratories Inc.	6.125%	12/15/14	290	296
Bio-Rad Laboratories Inc.	8.000%	9/15/16	355	385
Biomet Inc.	10.000%	10/15/17	1,830	2,013
Biomet Inc.	11.625%	10/15/17	480	535
CHS/Community Health Systems Inc.	8.875%	7/15/15	3,335	3,535
Constellation Brands Inc.	7.250%	9/1/16	1,780	1,887
Constellation Brands Inc.	7.250%	5/15/17	730	774
Elan Finance PLC / Elan Finance Corp.	8.875%	12/1/13	1,390	1,418
2 Elan Finance PLC / Elan Finance Corp.	8.750%	10/15/16	1,615	1,609
2 Elan Finance PLC / Elan Finance Corp.	8.750%	10/15/16	220	219
2 Fresenius US Finance II Inc.	9.000%	7/15/15	795	906
HCA Inc.	6.375%	1/15/15	2,390	2,402
HCA Inc.	6.500%	2/15/16	490	490
HCA Inc.	9.250%	11/15/16	3,545	3,829
HCA Inc.	9.875%	2/15/17	1,655	1,821
HCA Inc.	8.500%	4/15/19	665	738
HCA Inc.	7.690%	6/15/25	130	123
IASIS Healthcare LLC / IASIS Capital Corp.	8.750%	6/15/14	1,040	1,066
2 IMS Health Inc.	12.500%	3/1/18	2,065	2,395
2 LifePoint Hospitals Inc.	6.625%	10/1/20	540	552
2 Smithfield Foods Inc.	10.000%	7/15/14	870	998
Smithfield Foods Inc.	7.750%	7/1/17	1,175	1,196
SUPERVALU Inc.	7.500%	11/15/14	1,295	1,298
SUPERVALU Inc.	8.000%	5/1/16	2,105	2,118
Tenet Healthcare Corp.	9.000%	5/1/15	1,212	1,321
Tenet Healthcare Corp.	10.000%	5/1/18	762	871
Tenet Healthcare Corp.	8.875%	7/1/19	2,105	2,326

Tyson Foods Inc.	7.350%	4/1/16	2,230	2,470
2 Valeant Pharmaceuticals International	6.750%	10/1/17	210	215
2 Valeant Pharmaceuticals International	7.000%	10/1/20	450	460
Ventas Realty LP / Ventas Capital Corp.	6.500%	6/1/16	705	733
2 Warner Chilcott Co. LLC/Warner Chilcott
Finance LLC	7.750%	9/15/18	2,588	2,643

Energy (8.5%)
Anadarko Petroleum Corp.	6.375%	9/15/17	1,440	1,577
Arch Coal Inc.	8.750%	8/1/16	410	452
Arch Coal Inc.	7.250%	10/1/20	465	491
2 Calpine Corp.	7.250%	10/15/17	2,619	2,652
Chesapeake Energy Corp.	9.500%	2/15/15	440	509
Chesapeake Energy Corp.	6.500%	8/15/17	700	724
Denbury Resources Inc.	8.250%	2/15/20	523	570
Encore Acquisition Co.	9.500%	5/1/16	1,055	1,182
2 Expro Finance Luxembourg SCA	8.500%	12/15/16	1,990	1,883
2 Harvest Operations Corp.	6.875%	10/1/17	350	357
Hornbeck Offshore Services Inc.	6.125%	12/1/14	1,055	1,010
Hornbeck Offshore Services Inc.	8.000%	9/1/17	510	499
Newfield Exploration Co.	6.625%	4/15/16	660	686
Newfield Exploration Co.	7.125%	5/15/18	1,590	1,697
2 Offshore Group Investments Ltd.	11.500%	8/1/15	935	983
Peabody Energy Corp.	7.375%	11/1/16	1,930	2,137
Peabody Energy Corp.	7.875%	11/1/26	1,315	1,453
Petrohawk Energy Corp.	10.500%	8/1/14	1,015	1,142
Petrohawk Energy Corp.	7.875%	6/1/15	810	850
2 Petrohawk Energy Corp.	7.250%	8/15/18	620	632
2 Petroplus Finance Ltd.	6.750%	5/1/14	350	318
2 Petroplus Finance Ltd.	7.000%	5/1/17	1,300	1,105
Pioneer Natural Resources Co.	5.875%	7/15/16	990	1,018
Pioneer Natural Resources Co.	6.650%	3/15/17	1,875	1,996
Pioneer Natural Resources Co.	6.875%	5/1/18	1,235	1,322
Pioneer Natural Resources Co.	7.200%	1/15/28	345	359
Pride International Inc.	6.875%	8/15/20	591	640
Range Resources Corp.	7.500%	10/1/17	550	582
Range Resources Corp.	6.750%	8/1/20	400	413
2 SandRidge Energy Inc.	9.875%	5/15/16	190	197
2 SandRidge Energy Inc.	8.000%	6/1/18	555	544
2 SandRidge Energy Inc.	8.750%	1/15/20	150	149

Other Industrial (0.5%)
Virgin Media Finance PLC	9.500%	8/15/16	1,215	1,367
Virgin Media Finance PLC	8.375%	10/15/19	440	484

Technology (5.6%)
Alcatel-Lucent USA Inc.	6.450%	3/15/29	3,190	2,329
Brocade Communications Systems Inc.	6.625%	1/15/18	240	248
Brocade Communications Systems Inc.	6.875%	1/15/20	235	246
2 Fidelity National Information Services Inc.	7.625%	7/15/17	480	511
2 Fidelity National Information Services Inc.	7.875%	7/15/20	385	414
^ Freescale Semiconductor Inc.	8.875%	12/15/14	1,355	1,355
2 Freescale Semiconductor Inc.	10.125%	3/15/18	1,570	1,668
2 Freescale Semiconductor Inc.	9.250%	4/15/18	840	869
Iron Mountain Inc.	8.000%	6/15/20	660	695

Iron Mountain Inc.	8.375%	8/15/21	1,325	1,431
Jabil Circuit Inc.	7.750%	7/15/16	310	339
Jabil Circuit Inc.	8.250%	3/15/18	255	284
2 Seagate HDD Cayman	6.875%	5/1/20	1,730	1,704
Seagate Technology HDD Holdings	6.800%	10/1/16	935	954
2 Seagate Technology International/Cayman
Islands	10.000%	5/1/14	1,320	1,551
2 Sorenson Communications Inc.	10.500%	2/1/15	1,260	737
SunGard Data Systems Inc.	9.125%	8/15/13	1,750	1,790
SunGard Data Systems Inc.	10.250%	8/15/15	980	1,031
2 Unisys Corp.	12.750%	10/15/14	1,220	1,452

Transportation (0.8%)
1 Continental Airlines 2005-ERJ1 Pass Through
Trust	9.798%	4/1/21	789	805
1 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	585	564
Hertz Corp.	8.875%	1/1/14	1,510	1,550
				260,113
Utilities (6.1%)
Electric (4.8%)
2 AES Corp.	8.750%	5/15/13	247	251
AES Corp.	7.750%	10/15/15	1,240	1,327
AES Corp.	8.000%	10/15/17	940	1,013
AES Corp.	8.000%	6/1/20	565	613
Energy Future Holdings Corp.	5.550%	11/15/14	1,680	890
Energy Future Holdings Corp.	6.500%	11/15/24	1,490	570
Energy Future Holdings Corp.	6.550%	11/15/34	1,780	676
1 Homer City Funding LLC	8.734%	10/1/26	1,375	1,241
2 Intergen NV	9.000%	6/30/17	1,695	1,793
2 Ipalco Enterprises Inc.	7.250%	4/1/16	340	366
1 Midwest Generation LLC	8.560%	1/2/16	292	288
NRG Energy Inc.	7.375%	2/1/16	2,825	2,896
NRG Energy Inc.	7.375%	1/15/17	2,575	2,633
RRI Energy Inc.	6.750%	12/15/14	977	999
RRI Energy Inc.	7.875%	6/15/17	725	663
Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	1,000	655

Natural Gas (1.3%)
El Paso Corp.	7.000%	6/15/17	805	863
El Paso Corp.	7.250%	6/1/18	1,755	1,891
2 El Paso Corp.	6.500%	9/15/20	700	712
Energy Transfer Equity LP	7.500%	10/15/20	1,215	1,279
				21,619
Total Corporate Bonds (Cost $310,784)				329,478
			Shares
Preferred Stocks (0.3%)
Citigroup Capital XIII Pfd. (Cost $1,250)	7.875%		50,000	1,250

Temporary Cash Investments (4.1%)
Money Market Fund (1.0%)
[6,7] Vanguard Market Liquidity Fund	0.261%		3,570,000	3,570

			Face
			Amount
			($000)
Repurchase Agreement (3.1%)
Bank Of America Securities, LLC
(Dated 9/30/10, Repurchase Value
$10,800,000, collateralized by Federal
Home Loan Mortgage Corp. 5.870%,
1/5/27)	0.300%	10/1/10	10,800	10,800
Total Temporary Cash Investments (Cost $14,370)				14,370
Total Investments (100.8%) (Cost $336,273)				355,534
Other Assets and Liabilities-Net (-0.8%)[7]				(2,958)
Net Assets (100%)				352,576

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,492,000.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate value of these securities was $96,721,000, representing 27.4% of net assets.
3 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At September 30, 2010, the aggregate value of these securities was $9,686,000, representing 2.7% of net assets.
4 Adjustable-rate security.
5 Non-income-producing security--security in default.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $3,570,000 of collateral received for securities on loan.

Vanguard High Yield Bond Portfolio

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	10,436	—
Corporate Bonds	—	329,478	—
Preferred Stocks	1,250	—	—
Temporary Cash Investments	3,570	10,800	—
Total	4,820	350,714	—

C. At September 30, 2010, the cost of investment securities for tax purposes was $336,273,000. Net unrealized appreciation of investment securities for tax purposes was $19,261,000, consisting of unrealized gains of $23,718,000 on securities that had risen in value since their purchase and $4,457,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	32,474,971	689,768
Vanguard Extended Market Index Fund Investor Shares	4,290,977	154,776
		844,544
Total Investment Companies (Cost $960,593)		844,544
Other Assets and Liabilities-Net (0.0%)		(307)
Net Assets (100%)		844,237

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2010, 100% of the portfolio's investments were valued based on Level 1 inputs.

C. At September 30, 2010, the cost of investment securities for tax purposes was $960,593,000. Net unrealized depreciation of investment securities for tax purposes was $116,049,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (66.8%)
Consumer Discretionary (5.4%)
Comcast Corp. Class A	639,375	11,560
Staples Inc.	511,700	10,705
News Corp. Class A	700,000	9,142
Johnson Controls Inc.	249,700	7,616
Time Warner Inc.	226,266	6,935
* Ford Motor Co.	459,650	5,626
* Daimler AG	85,500	5,411
Home Depot Inc.	169,700	5,376
Target Corp.	93,500	4,997
Honda Motor Co. Ltd. ADR	120,800	4,299
		71,667
Consumer Staples (6.0%)
PepsiCo Inc.	198,300	13,175
Philip Morris International Inc.	214,500	12,016
Wal-Mart Stores Inc.	186,900	10,003
Procter & Gamble Co.	163,567	9,809
Nestle SA ADR	172,650	9,216
Kimberly-Clark Corp.	117,200	7,624
CVS Caremark Corp.	189,300	5,957
Coca-Cola Co.	92,100	5,390
Unilever NV	172,400	5,152
		78,342
Energy (9.0%)
Chevron Corp.	327,300	26,528
Exxon Mobil Corp.	412,725	25,502
Anadarko Petroleum Corp.	205,600	11,729
Total SA ADR	172,512	8,902
Marathon Oil Corp.	263,500	8,722
ConocoPhillips	144,470	8,297
Baker Hughes Inc.	162,500	6,922
Cenovus Energy Inc.	193,172	5,558
Encana Corp.	176,072	5,323
Schlumberger Ltd.	57,800	3,561
BG Group plc	171,374	3,017
ENI SPA ADR	64,700	2,794
Petroleo Brasileiro SA ADR	35,300	1,280
		118,135
Financials (10.9%)
Wells Fargo & Co.	839,200	21,089
JPMorgan Chase & Co.	480,848	18,306
Bank of America Corp.	983,700	12,896
MetLife Inc.	321,800	12,373
ACE Ltd.	194,200	11,312
PNC Financial Services Group Inc.	184,100	9,557
* UBS AG	525,471	8,949
Barclays plc	1,394,367	6,554
Chubb Corp.	115,000	6,554

US Bancorp	267,500	5,783
Goldman Sachs Group Inc.	33,200	4,800
Toronto-Dominion Bank	59,000	4,263
HSBC Holdings PLC ADR	79,100	4,002
Hartford Financial Services Group Inc.	164,900	3,784
Marsh & McLennan Cos. Inc.	155,100	3,741
State Street Corp.	96,000	3,615
Morgan Stanley	135,800	3,352
Mitsubishi UFJ Financial Group Inc.	471,400	2,189
		143,119
Health Care (10.2%)
Pfizer Inc.	1,251,823	21,494
Merck & Co. Inc.	495,489	18,239
Eli Lilly & Co.	453,400	16,563
Johnson & Johnson	233,300	14,455
AstraZeneca PLC ADR	235,500	11,940
Medtronic Inc.	331,300	11,125
Bristol-Myers Squibb Co.	404,500	10,966
Teva Pharmaceutical Industries Ltd. ADR	149,200	7,870
Cardinal Health Inc.	201,100	6,644
UnitedHealth Group Inc.	169,600	5,955
* Gilead Sciences Inc.	117,700	4,191
* St. Jude Medical Inc.	68,700	2,703
Covidien plc	57,500	2,311
		134,456
Industrials (7.9%)
Deere & Co.	189,800	13,244
General Electric Co.	721,100	11,718
United Parcel Service Inc. Class B	164,100	10,944
Siemens AG	100,259	10,576
Lockheed Martin Corp.	127,800	9,110
Waste Management Inc.	254,600	9,099
FedEx Corp.	87,500	7,481
Canadian National Railway Co.	106,200	6,799
Northrop Grumman Corp.	98,100	5,948
Illinois Tool Works Inc.	115,200	5,417
General Dynamics Corp.	84,900	5,332
Schneider Electric SA	35,934	4,565
Caterpillar Inc.	41,000	3,226
		103,459
Information Technology (9.1%)
International Business Machines Corp.	192,500	25,822
Accenture PLC Class A	260,100	11,052
QUALCOMM Inc.	212,800	9,602
* Cisco Systems Inc.	436,900	9,568
Texas Instruments Inc.	340,800	9,249
Microsoft Corp.	354,900	8,692
Hewlett-Packard Co.	205,800	8,658
Corning Inc.	441,300	8,067
Automatic Data Processing Inc.	180,000	7,565
Intel Corp.	322,100	6,194
Oracle Corp.	207,300	5,566
* eBay Inc.	207,100	5,053

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	474,686	4,813
119,901
Materials (2.7%)
Rio Tinto plc	128,912	7,552
BASF SE	108,541	6,844
Air Products & Chemicals Inc.	71,600	5,930
Dow Chemical Co.	177,100	4,863
Syngenta AG ADR	93,400	4,651
Vale SA Class B ADR	114,740	3,588
Kinross Gold Corp.	127,800	2,401
35,829
Telecommunication Services (2.6%)
AT&T Inc.	1,177,622	33,680

Utilities (3.0%)
Dominion Resources Inc.	263,700	11,513
NextEra Energy Inc.	193,600	10,530
Exelon Corp.	241,700	10,292
PG&E Corp.	153,000	6,949
39,284
Total Common Stocks (Cost $722,705)	877,872
Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.4%)
U.S. Government Securities (3.9%)
United States Treasury Note/Bond	1.000%	7/31/11	5,000	5,030
United States Treasury Note/Bond	1.000%	9/30/11	12,300	12,385
United States Treasury Note/Bond	3.500%	5/15/20	29,000	31,483
United States Treasury Note/Bond	4.375%	11/15/39	45	50
United States Treasury Note/Bond	3.875%	8/15/40	2,500	2,584
51,532
Agency Bonds and Notes (0.2%)
General Electric Capital Corp.	2.000%	9/28/12	2,450	2,518
Residual Funding - Strip	0.000%	7/15/20	1,000	747
3,265
Conventional Mortgage-Backed Securities (1.3%)
[1,2] Fannie Mae Pool	5.500%	9/1/13–10/1/39	9,538	10,156
[1,2] Fannie Mae Pool	6.000%	10/1/40	5,800	6,228
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	352	393
2	Ginnie Mae I Pool	8.000%	9/15/30–9/15/30	85	94
16,871
Total U.S. Government and Agency Obligations (Cost $70,584)	71,668
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
[2,3] Marriott Vacation Club Owner Trust (Cost $172)	5.362%	10/20/28	171	177

Corporate Bonds (24.2%)
Finance (11.8%)
Banking (7.9%)
American Express Bank FSB	5.550%	10/17/12	1,500	1,616
American Express Credit Corp.	5.875%	5/2/13	1,300	1,430

3	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	1,000	1,041
3	ANZ National Int'l Ltd.	2.375%	12/21/12	435	443
3	ANZ National International Ltd.	6.200%	7/19/13	600	669
	BAC Capital Trust VI	5.625%	3/8/35	2,845	2,664
	Bank of America NA	5.300%	3/15/17	2,000	2,061
	Bank of New York Mellon Corp.	4.950%	11/1/12	1,000	1,085
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,504
	Bank of Nova Scotia	3.400%	1/22/15	2,100	2,238
[2,3] Barclays Bank PLC		5.926%	12/15/49	1,000	931
	BB&T Corp.	4.900%	6/30/17	1,000	1,049
	Bear Stearns Cos. LLC	6.400%	10/2/17	235	274
	Bear Stearns Cos. LLC	7.250%	2/1/18	425	518
	BNY Mellon NA	4.750%	12/15/14	250	278
	Capital One Bank USA NA	6.500%	6/13/13	650	719
	Citigroup Inc.	5.300%	10/17/12	1,500	1,597
	Citigroup Inc.	6.125%	11/21/17	2,320	2,538
	Citigroup Inc.	6.625%	6/15/32	2,000	2,066
	Citigroup Inc.	6.125%	8/25/36	1,000	976
	Citigroup Inc.	8.125%	7/15/39	180	227
3	Commonwealth Bank of Australia	3.750%	10/15/14	575	610
3	Credit Agricole SA	3.500%	4/13/15	1,255	1,294
	Credit Suisse AG	5.400%	1/14/20	1,050	1,120
	Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,071
	Credit Suisse	5.000%	5/15/13	2,250	2,452
	Deutsche Bank AG	5.375%	10/12/12	825	899
	Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,163
	Goldman Sachs Group Inc.	6.000%	5/1/14	1,500	1,671
	Goldman Sachs Group Inc.	5.350%	1/15/16	2,500	2,740
	Goldman Sachs Group Inc.	5.625%	1/15/17	1,000	1,057
	Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,455
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,000
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,422
3	HBOS PLC	6.000%	11/1/33	2,395	1,855
	HSBC Bank USA NA	4.625%	4/1/14	1,290	1,384
	HSBC Holdings PLC	6.500%	5/2/36	1,000	1,113
3	ING Bank NV	2.650%	1/14/13	1,000	1,020
	JPMorgan Chase & Co.	4.650%	6/1/14	2,000	2,190
	JPMorgan Chase & Co.	5.125%	9/15/14	1,000	1,098
	JPMorgan Chase & Co.	3.700%	1/20/15	1,200	1,268
	JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,711
	JPMorgan Chase & Co.	6.300%	4/23/19	265	308
	JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,070
2	JPMorgan Chase & Co.	7.900%	12/29/49	983	1,052
	Merrill Lynch & Co. Inc.	5.770%	7/25/11	1,000	1,041
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	2,000	2,135
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,403
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	1,000	1,015
	Morgan Stanley	6.750%	10/15/13	1,000	1,111
	Morgan Stanley	6.000%	5/13/14	1,000	1,101
	Morgan Stanley	6.000%	4/28/15	1,000	1,102
	Morgan Stanley	5.450%	1/9/17	1,000	1,053
	Morgan Stanley	6.250%	8/9/26	3,000	3,190
	National City Corp.	6.875%	5/15/19	1,000	1,173
3	Nordea Bank AB	3.700%	11/13/14	570	603

	Northern Trust Corp.	5.200%	11/9/12	1,025	1,117
3	Oversea-Chinese Banking Corp. Ltd.	7.750%	9/6/11	600	632
	Paribas	6.950%	7/22/13	2,000	2,276
	PNC Bank NA	4.875%	9/21/17	1,500	1,585
2	PNC Financial Services Group Inc.	8.250%	5/31/49	1,300	1,371
3	Rabobank Nederland NV	3.200%	3/11/15	1,300	1,360
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	300	300
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	2,440	2,449
3	Standard Chartered PLC	3.850%	4/27/15	380	396
	State Street Corp.	5.375%	4/30/17	2,775	3,123
3	Svenska Handelsbanken AB	4.875%	6/10/14	1,400	1,521
	UBS AG	3.875%	1/15/15	1,000	1,042
	UBS AG	5.875%	7/15/16	1,500	1,660
	US Bancorp	2.875%	11/20/14	800	837
	US Bank NA	6.300%	2/4/14	1,000	1,149
	Wachovia Bank NA	6.600%	1/15/38	2,000	2,265
	Wachovia Corp.	5.250%	8/1/14	1,160	1,265
	Wachovia Corp.	7.500%	4/15/35	1,000	1,180
	Wells Fargo & Co.	5.125%	9/1/12	1,000	1,067
	Wells Fargo & Co.	5.250%	10/23/12	1,000	1,081
	Wells Fargo & Co.	3.625%	4/15/15	925	983
	Wells Fargo & Co.	5.625%	12/11/17	820	928

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.350%	11/15/10	22	22
	Ameriprise Financial Inc.	5.300%	3/15/20	305	336
	Charles Schwab Corp.	4.950%	6/1/14	380	421

	Finance Companies (0.8%)
	General Electric Capital Corp.	5.875%	2/15/12	2,000	2,131
	General Electric Capital Corp.	5.250%	10/19/12	1,000	1,079
	General Electric Capital Corp.	5.450%	1/15/13	1,000	1,088
	General Electric Capital Corp.	6.750%	3/15/32	1,000	1,109
	General Electric Capital Corp.	6.150%	8/7/37	1,545	1,614
	HSBC Finance Corp.	5.700%	6/1/11	770	794
	HSBC Finance Corp.	6.375%	10/15/11	1,000	1,054
	HSBC Finance Corp.	5.500%	1/19/16	1,000	1,098

	Insurance (2.4%)
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,474
	Aetna Inc.	6.500%	9/15/18	335	396
	Allstate Corp.	5.000%	8/15/14	1,000	1,115
	Allstate Corp.	6.750%	5/15/18	1,000	1,189
2	Allstate Corp.	6.125%	5/15/37	1,000	927
	American International Group Inc.	4.700%	10/1/10	3,200	3,200
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	2,000	2,203
	Genworth Global Funding Trusts	5.125%	3/15/11	1,410	1,436
	Genworth Global Funding Trusts	5.750%	5/15/13	1,000	1,050
	Hartford Financial Services Group Inc.	6.000%	1/15/19	1,500	1,578
	ING USA Global Funding Trust	4.500%	10/1/10	1,000	1,000
[2,3] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,486
3	Metropolitan Life Global Funding I	5.125%	11/9/11	1,000	1,042
3	Metropolitan Life Global Funding I	5.125%	6/10/14	2,000	2,217
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,335
	Principal Life Income Funding Trusts	5.125%	3/1/11	1,720	1,751

Prudential Financial Inc.	5.150%	1/15/13	875	937
Prudential Financial Inc.	4.750%	4/1/14	2,300	2,462
3 TIAA Global Markets Inc.	5.125%	10/10/12	1,380	1,489
UnitedHealth Group Inc.	6.000%	6/15/17	500	580

Other Finance (0.1%)
NYSE Euronext	4.800%	6/28/13	1,570	1,713

Real Estate Investment Trusts (0.5%)
Duke Realty LP	5.950%	2/15/17	75	80
Duke Realty LP	6.500%	1/15/18	300	328
ProLogis	5.625%	11/15/16	1,000	965
Simon Property Group LP	5.100%	6/15/15	1,000	1,110
Simon Property Group LP	6.100%	5/1/16	1,800	2,093
3 WCI Finance LLC / WEA Finance LLC	5.700%	10/1/16	1,000	1,115
3 WEA Finance LLC	7.125%	4/15/18	1,000	1,175
				154,653
Industrial (9.3%)
Basic Industry (0.3%)
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	1,000	1,089
EI du Pont de Nemours & Co.	4.750%	11/15/12	440	474
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,808

Capital Goods (1.0%)
Caterpillar Financial Services Corp.	2.000%	4/5/13	260	266
Caterpillar Financial Services Corp.	6.200%	9/30/13	1,000	1,147
General Dynamics Corp.	4.250%	5/15/13	2,000	2,170
General Electric Co.	5.250%	12/6/17	1,735	1,951
John Deere Capital Corp.	5.350%	1/17/12	2,000	2,119
John Deere Capital Corp.	5.100%	1/15/13	1,000	1,092
3 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,601
United Technologies Corp.	4.875%	5/1/15	325	372
United Technologies Corp.	7.500%	9/15/29	770	1,040
United Technologies Corp.	6.050%	6/1/36	675	794

Communication (1.7%)
AT&T Inc.	5.875%	2/1/12	1,000	1,065
AT&T Inc.	4.950%	1/15/13	1,250	1,359
AT&T Inc.	5.100%	9/15/14	500	561
AT&T Inc.	5.600%	5/15/18	1,000	1,171
AT&T Inc.	6.450%	6/15/34	1,595	1,815
AT&T Inc.	6.800%	5/15/36	500	586
BellSouth Corp.	6.550%	6/15/34	2,975	3,326
BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	1,130
France Telecom SA	4.375%	7/8/14	765	844
Grupo Televisa SA	6.625%	1/15/40	630	717
News America Inc.	5.650%	8/15/20	370	427
Time Warner Cable Inc.	5.850%	5/1/17	830	946
Time Warner Cable Inc.	6.750%	6/15/39	750	862
Verizon Communications Inc.	5.500%	2/15/18	1,225	1,411
Verizon Communications Inc.	5.850%	9/15/35	475	509
Verizon Communications Inc.	6.900%	4/15/38	290	355
Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,200
Verizon Global Funding Corp.	7.750%	12/1/30	1,590	2,048

Vodafone Group PLC	5.000%	12/16/13	1,000	1,100

Consumer Cyclical (1.3%)
3 American Honda Finance Corp.	4.625%	4/2/13	1,000	1,079
CVS Caremark Corp.	4.875%	9/15/14	1,000	1,109
CVS Caremark Corp.	5.750%	6/1/17	485	557
Daimler Finance North America LLC	6.500%	11/15/13	1,145	1,310
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,366
Lowe's Cos. Inc.	6.875%	2/15/28	710	873
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,181
Staples Inc.	9.750%	1/15/14	675	832
Target Corp.	5.875%	3/1/12	2,000	2,145
Target Corp.	5.125%	1/15/13	480	526
Time Warner Inc.	6.500%	11/15/36	520	581
Walt Disney Co.	4.700%	12/1/12	1,450	1,568
Walt Disney Co.	5.625%	9/15/16	1,000	1,199
Western Union Co.	5.930%	10/1/16	2,000	2,343

Consumer Noncyclical (2.8%)
Abbott Laboratories	4.350%	3/15/14	1,000	1,104
Amgen Inc.	4.500%	3/15/20	165	182
AstraZeneca PLC	6.450%	9/15/37	615	772
Baxter International Inc.	5.900%	9/1/16	502	604
3 Cargill Inc.	5.200%	1/22/13	1,350	1,471
3 Cargill Inc.	4.375%	6/1/13	600	647
3 Cargill Inc.	6.875%	5/1/28	645	782
3 Cargill Inc.	6.125%	4/19/34	1,270	1,436
Coca-Cola Co.	5.350%	11/15/17	1,500	1,763
Coca-Cola Enterprises Inc.	6.125%	8/15/11	1,000	1,048
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,000	1,091
Coca-Cola HBC Finance BV	5.500%	9/17/15	700	785
Colgate-Palmolive Co.	7.600%	5/19/25	480	666
Diageo Capital PLC	5.200%	1/30/13	1,220	1,335
Eli Lilly & Co.	6.000%	3/15/12	1,000	1,077
Express Scripts Inc.	6.250%	6/15/14	375	430
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,250	1,374
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,170
Hershey Co.	4.850%	8/15/15	380	427
Johnson & Johnson	5.150%	7/15/18	500	587
Kimberly-Clark Corp.	5.000%	8/15/13	1,000	1,110
Kimberly-Clark Corp.	4.875%	8/15/15	1,000	1,153
Medtronic Inc.	4.750%	9/15/15	1,000	1,143
Merck & Co. Inc.	5.125%	11/15/11	1,000	1,051
2 Merck & Co. Inc.	5.300%	12/1/13	1,000	1,127
PepsiCo Inc.	3.100%	1/15/15	1,200	1,281
PepsiCo Inc./DE	7.000%	3/1/29	500	658
Pfizer Inc.	6.200%	3/15/19	1,400	1,716
Philip Morris International Inc.	4.500%	3/26/20	250	273
2 Procter & Gamble - Esop	9.360%	1/1/21	1,663	2,179
3 Roche Holdings Inc.	6.000%	3/1/19	750	906
3 SABMiller PLC	6.500%	7/1/16	1,500	1,802
3 Tesco PLC	5.500%	11/15/17	1,500	1,716
Thermo Fisher Scientific Inc.	3.250%	11/20/14	235	248
Thermo Fisher Scientific Inc.	3.200%	5/1/15	265	279

Energy (0.5%)
Apache Finance Canada Corp.	7.750%	12/15/29	400	529
BP Capital Markets PLC	4.750%	3/10/19	645	672
ConocoPhillips	5.200%	5/15/18	1,500	1,710
EOG Resources Inc.	5.625%	6/1/19	425	498
3 Motiva Enterprises LLC	5.750%	1/15/20	125	143
Shell International Finance BV	3.250%	9/22/15	1,100	1,169
Shell International Finance BV	4.375%	3/25/20	1,000	1,098
Suncor Energy Inc.	5.950%	12/1/34	500	541

Other Industrial (0.3%)
3 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	2,000	2,201
Snap-On Inc.	6.250%	8/15/11	1,400	1,462

Technology (0.7%)
Cisco Systems Inc.	4.450%	1/15/20	1,000	1,098
Dell Inc.	5.875%	6/15/19	910	1,057
Hewlett-Packard Co.	5.250%	3/1/12	1,000	1,063
Hewlett-Packard Co.	5.500%	3/1/18	865	1,020
IBM International Group Capital LLC	5.050%	10/22/12	1,000	1,087
International Business Machines Corp.	5.875%	11/29/32	2,000	2,339
Microsoft Corp.	4.500%	10/1/40	795	794
Oracle Corp.	4.950%	4/15/13	750	825
Oracle Corp.	6.125%	7/8/39	350	416

Transportation (0.7%)
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	923	960
3 ERAC USA Finance LLC	5.900%	11/15/15	500	572
3 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,142
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	1,326	1,507
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,904
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,647
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	496	535
United Parcel Service Inc.	4.500%	1/15/13	1,098	1,189
				121,595
Utilities (3.1%)
Electric (2.7%)
Alabama Power Co.	4.850%	12/15/12	1,325	1,431
Alabama Power Co.	5.550%	2/1/17	585	677
Carolina Power & Light Co.	6.300%	4/1/38	365	452
Central Illinois Public Service Co.	6.125%	12/15/28	1,000	1,037
Commonwealth Edison Co.	5.950%	8/15/16	770	917
Connecticut Light & Power Co.	5.650%	5/1/18	465	535
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	820
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	1,031
Dominion Resources Inc.	5.200%	8/15/19	750	859
Duke Energy Carolinas LLC	5.250%	1/15/18	275	315
Duke Energy Carolinas LLC	5.100%	4/15/18	590	672
3 EDP Finance BV	5.375%	11/2/12	1,220	1,271
3 Enel Finance International SA	6.800%	9/15/37	1,285	1,448
Florida Power & Light Co.	5.550%	11/1/17	200	237
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,130

Florida Power & Light Co.	4.950%	6/1/35	1,000	1,027
Florida Power & Light Co.	5.950%	2/1/38	785	926
Florida Power Corp.	6.350%	9/15/37	200	245
Georgia Power Co.	5.400%	6/1/18	1,165	1,354
Midamerican Energy Holdings Co.	6.125%	4/1/36	1,000	1,155
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,731
Northern States Power Co.	6.250%	6/1/36	2,000	2,438
NSTAR	4.500%	11/15/19	90	99
PacifiCorp	6.250%	10/15/37	2,000	2,422
Peco Energy Co.	5.350%	3/1/18	565	658
Potomac Electric Power Co.	6.500%	11/15/37	750	937
PPL Energy Supply LLC	6.200%	5/15/16	453	519
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,185
San Diego Gas & Electric Co.	6.000%	6/1/26	600	745
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,174
Southern California Edison Co.	6.000%	1/15/34	1,000	1,176
Southern California Edison Co.	5.550%	1/15/37	2,250	2,559
Wisconsin Electric Power Co.	4.500%	5/15/13	615	666
Wisconsin Electric Power Co.	5.700%	12/1/36	690	783

Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/16	775	910
3 DCP Midstream LLC	6.450%	11/3/36	935	1,021
National Grid PLC	6.300%	8/1/16	1,000	1,181
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,244

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	1,170	1,369

				41,356
Total Corporate Bonds (Cost $289,842)				317,604
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
3 Abu Dhabi National Energy Co.	5.875%	10/27/16	595	636
3 CDP Financial Inc.	4.400%	11/25/19	1,000	1,071
3 EDF SA	4.600%	1/27/20	1,200	1,309
Inter-American Development Bank	4.375%	9/20/12	1,000	1,071
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,000	2,269
Japan Finance Organization for Municipalities	4.625%	4/21/15	1,000	1,139
Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,000	2,242
Province of British Columbia Canada	4.300%	5/30/13	1,000	1,094
Province of Ontario Canada	4.500%	2/3/15	2,000	2,247
Province of Quebec Canada	5.125%	11/14/16	1,000	1,164
3 Qatar Government International Bond	4.000%	1/20/15	800	843
3 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	405	443
Total Sovereign Bonds (Cost $13,945)				15,528
Taxable Municipal Bonds (1.6%)
Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/21	550	646
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	1,000	1,108
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	215	245
Chicago IL O'Hare International Airport Rev.	6.845%	1/1/38	530	553
Chicago IL O'Hare International Airport Rev.	6.395%	1/1/40	225	240

Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	750	875
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	2,000	2,088
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	355	389
Los Angeles CA USD GO	5.750%	7/1/34	1,400	1,412
Maryland Transp. Auth. Rev.	5.888%	7/1/43	545	601
Massachusetts Dev. Finance Agency Rev.
(Harvard Univ.)	6.300%	10/1/37	2,000	2,315
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	1,000	1,134
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	410	511
North Texas Tollway Auth. Rev.	6.718%	1/1/49	1,555	1,706
[2,3] Ohana Military Communities LLC	5.558%	10/1/36	400	378
[2,3] Ohana Military Communities LLC	5.780%	10/1/36	545	541
Oregon GO	5.528%	6/30/28	2,000	2,255
Oregon GO	5.902%	8/1/38	490	536
Oregon State Dept. Transp. Highway Usertax
Rev.	5.834%	11/15/34	655	747
3 Pacific Beacon LLC	5.379%	7/15/26	335	331
Port Auth. of New York & New Jersey Rev.	5.859%	12/1/24	325	363
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	265	298
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	305	359
Univ. of California Regents	5.770%	5/15/43	1,010	1,064
Univ. of California Regents	6.583%	5/15/49	595	658
Total Taxable Municipal Bonds (Cost $19,621)				21,353

Temporary Cash Investment (0.9%)
Repurchase Agreement (0.9%)
Credit Suisse Securities (USA) LLC
(Dated 9/30/10, Repurchase Value
$11,204,000, collateralized by Federal
National Mortgage Assn. 5.500%, 10/1/36-
1/1/39) (Cost $11,200)	0.300%	10/1/10	11,200	11,200

Total Investments (100.1%) (Cost $1,128,069)				1,315,402
Other Assets and Liabilities-Net (-0.1%)				(1,162)
Net Assets (100%)				1,314,240

* Non-income-producing security.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate value of these securities was $50,201,000, representing 3.8% of net assets.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
USD—United School District.

Balanced Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

D. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific bond issuer. The portfolio has sold credit protection through credit default swaps to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Balanced Portfolio

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Common Stocks	831,163	46,709	—

U.S. Government and Agency Obligations	—	71,668	—

Asset-Backed/Commercial Mortgage-Backed Securities	—	177	—

Corporate Bonds	—	317,604	—

Sovereign Bonds	—	15,528	—

Taxable Municipal Bonds	—	21,353	—

Temporary Cash Investments	—	11,200	—

Total	831,163	484,239	—

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended September 30, 2010, were:

	Interest Rate	Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(151)	—	(151)
Swap Contracts	—	40	40
Realized Net Gain (Loss) on Derivatives	(151)	40	(111)
Change in Unrealized Appreciation
(Depreciation) on Derivatives
Futures Contracts	—	—	—
Swap Contracts	—	2	2
Change in Unrealized Appreciation
(Depreciation) on Derivatives	—	2	2

F. At September 30, 2010, the cost of investment securities for tax purposes was $1,128,069,000. Net unrealized appreciation of investment securities for tax purposes was $187,333,000, consisting of unrealized gains of $213,714,000 on securities that had risen in value since their purchase and $26,381,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)
Consumer Discretionary (13.2%)
* DIRECTV Class A	239,961	9,990
Whirlpool Corp.	65,000	5,262
* Amazon.com Inc.	27,900	4,382
Sony Corp. ADR	127,600	3,945
* Kohl's Corp.	58,500	3,082
TJX Cos. Inc.	64,750	2,890
Target Corp.	52,700	2,816
Walt Disney Co.	57,500	1,904
* Bed Bath & Beyond Inc.	37,800	1,641
Mattel Inc.	45,500	1,067
Best Buy Co. Inc.	16,300	666
Lowe's Cos. Inc.	27,700	617
* Eastman Kodak Co.	101,700	427
Carnival Corp.	9,600	367
		39,056
Consumer Staples (1.2%)
Costco Wholesale Corp.	50,150	3,234
Procter & Gamble Co.	4,700	282
		3,516
Energy (7.3%)
Noble Energy Inc.	62,200	4,671
EOG Resources Inc.	40,900	3,803
Schlumberger Ltd.	54,900	3,382
Peabody Energy Corp.	62,800	3,078
Hess Corp.	32,450	1,918
* Plains Exploration & Production Co.	45,520	1,214
Encana Corp.	27,200	822
Cenovus Energy Inc.	27,200	783
ConocoPhillips	10,400	597
National Oilwell Varco Inc.	10,100	449
* Southwestern Energy Co.	8,300	278
Petroleo Brasileiro SA ADR Type A	8,300	272
Petroleo Brasileiro SA ADR	6,900	250
		21,517
Financials (3.8%)
Marsh & McLennan Cos. Inc.	176,100	4,248
* Berkshire Hathaway Inc. Class B	26,050	2,154
Discover Financial Services	118,000	1,968
Chubb Corp.	27,300	1,556
Bank of New York Mellon Corp.	20,479	535
Aflac Inc.	8,700	450
Progressive Corp.	19,900	415
		11,326
Health Care (21.1%)
* Amgen Inc.	220,171	12,134
Eli Lilly & Co.	321,200	11,734

Novartis AG ADR	192,150	11,081
Medtronic Inc.	230,700	7,747
* Biogen Idec Inc.	123,200	6,914
Roche Holding AG	45,400	6,203
* Boston Scientific Corp.	486,802	2,984
* Life Technologies Corp.	31,709	1,481
GlaxoSmithKline PLC ADR	36,600	1,446
Johnson & Johnson	10,400	644
		62,368
Industrials (15.2%)
FedEx Corp.	142,000	12,141
CH Robinson Worldwide Inc.	86,300	6,034
Southwest Airlines Co.	378,750	4,950
Honeywell International Inc.	90,300	3,968
Caterpillar Inc.	49,500	3,895
United Parcel Service Inc. Class B	40,750	2,718
Union Pacific Corp.	28,400	2,323
Boeing Co.	31,900	2,123
Deere & Co.	27,000	1,884
* Alaska Air Group Inc.	26,150	1,334
Canadian Pacific Railway Ltd.	18,200	1,109
* AMR Corp.	163,700	1,026
Donaldson Co. Inc.	16,500	778
Expeditors International of Washington Inc.	9,400	434
Granite Construction Inc.	15,800	359
		45,076
Information Technology (30.7%)
Oracle Corp.	392,700	10,544
* Google Inc. Class A	19,500	10,253
Texas Instruments Inc.	333,600	9,054
* Intuit Inc.	185,900	8,144
Microsoft Corp.	292,400	7,161
* Adobe Systems Inc.	258,200	6,752
QUALCOMM Inc.	109,400	4,936
* EMC Corp.	194,200	3,944
Hewlett-Packard Co.	89,050	3,746
Corning Inc.	171,450	3,134
Telefonaktiebolaget LM Ericsson ADR	277,000	3,039
Intel Corp.	157,400	3,027
* Citrix Systems Inc.	40,700	2,777
* Symantec Corp.	136,500	2,071
* NVIDIA Corp.	159,850	1,867
Accenture PLC Class A	40,750	1,731
* Micron Technology Inc.	213,000	1,536
Plantronics Inc.	39,650	1,339
ASML Holding NV ADR	40,187	1,195
* Motorola Inc.	136,750	1,167
KLA-Tencor Corp.	32,700	1,152
Applied Materials Inc.	91,300	1,066
* eBay Inc.	19,100	466
* Rambus Inc.	18,900	394
* Cisco Systems Inc.	14,500	318
		90,813

Materials (6.3%)
Potash Corp. of Saskatchewan Inc.		67,300	9,694
Monsanto Co.		80,700	3,868
Praxair Inc.		20,100	1,814
Weyerhaeuser Co.		58,275	919
Domtar Corp.		11,600	749
Alcoa Inc.		47,400	574
Freeport-McMoRan Copper & Gold Inc.		5,894	503
Vulcan Materials Co.		13,100	484
			18,605
Telecommunication Services (0.2%)
* Sprint Nextel Corp.		140,550	651

Utilities (0.1%)
* AES Corp.		27,400	311

Total Common Stocks (Cost $289,581)			293,239
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
1 Vanguard Market Liquidity Fund (Cost
$3,577)	0.261%	3,577,152	3,577

Total Investments (100.3%) (Cost $293,158)			296,816
Other Assets and Liabilities-Net (-0.3%)			(757)
Net Assets (100%)			296,059

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Vanguard Capital Growth Portfolio

A. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	287,036	6,203	—
Temporary Cash Investments	3,577	—	—
Total	290,613	6,203	—

D. At September 30, 2010, the cost of investment securities for tax purposes was $293,158,000. Net unrealized appreciation of investment securities for tax purposes was $3,658,000, consisting of unrealized gains of $42,808,000 on securities that had risen in value since their purchase and $39,150,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (98.1%)
Consumer Discretionary (5.9%)
Wyndham Worldwide Corp.	581,180	15,965
Carnival Corp.	282,700	10,802
CBS Corp. Class B	492,700	7,814
Service Corp. International	820,000	7,069
		41,650
Consumer Staples (12.4%)
Philip Morris International Inc.	438,300	24,554
Imperial Tobacco Group PLC ADR	362,200	21,515
Diageo PLC ADR	271,500	18,736
Altria Group Inc.	440,300	10,576
CVS Caremark Corp.	228,600	7,194
Sysco Corp.	184,930	5,274
		87,849
Energy (9.4%)
ConocoPhillips	406,844	23,365
Spectra Energy Corp.	1,018,400	22,965
Occidental Petroleum Corp.	259,600	20,327
		66,657
Financials (19.0%)
JPMorgan Chase & Co.	555,950	21,165
American Express Co.	491,100	20,641
PNC Financial Services Group Inc.	379,972	19,724
Wells Fargo & Co.	749,100	18,825
Capital One Financial Corp.	324,000	12,814
Bank of America Corp.	755,946	9,911
State Street Corp.	241,700	9,102
XL Group PLC Class A	372,800	8,075
* SLM Corp.	632,100	7,301
* Citigroup Inc.	1,785,700	6,964
		134,522
Health Care (14.0%)
Bristol-Myers Squibb Co.	1,146,000	31,068
Baxter International Inc.	382,900	18,268
Quest Diagnostics Inc.	310,900	15,691
Pfizer Inc.	892,614	15,326
* WellPoint Inc.	211,400	11,974
Johnson & Johnson	116,900	7,243
		99,570
Industrials (12.8%)
Cooper Industries PLC	409,500	20,037
Raytheon Co.	401,700	18,362
General Electric Co.	1,043,400	16,955
Honeywell International Inc.	287,000	12,611
ITT Corp.	247,000	11,567
Illinois Tool Works Inc.	231,000	10,861
		90,393

Information Technology (14.5%)
International Business Machines Corp.		183,100	24,561
Hewlett-Packard Co.		458,600	19,293
Microsoft Corp.		761,700	18,654
Intel Corp.		950,100	18,270
Nokia Oyj ADR		1,482,500	14,870
Xerox Corp.		688,700	7,128
			102,776
Materials (2.5%)
EI du Pont de Nemours & Co.		392,300	17,504

Telecommunication Services (2.0%)
AT&T Inc.		256,827	7,345
Verizon Communications Inc.		216,560	7,058
			14,403
Utilities (5.6%)
Dominion Resources Inc.		383,600	16,748
CenterPoint Energy Inc.		771,500	12,128
Entergy Corp.		139,000	10,638
			39,514
Total Common Stocks (Cost $770,169)			694,838
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
1 Vanguard Market Liquidity Fund (Cost
$13,938)	0.261%	13,937,863	13,938

Total Investments (100.1%) (Cost $784,107)			708,776
Other Assets and Liabilities-Net (-0.1%)			(557)
Net Assets (100%)			708,219

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Diversified Value Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). At September 30, 2010, 100% of the portfolio's investments were valued based on Level 1 inputs.

C. At September 30, 2010, the cost of investment securities for tax purposes was $784,107,000. Net unrealized depreciation of investment securities for tax purposes was $75,331,000, consisting of unrealized gains of $66,673,000 on securities that had risen in value since their purchase and $142,004,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)[1]
Consumer Discretionary (9.1%)
McDonald's Corp.	116,746	8,699
Home Depot Inc.	274,000	8,680
Genuine Parts Co.	103,800	4,628
Stanley Black & Decker Inc.	75,100	4,602
Mattel Inc.	82,400	1,933
Nordstrom Inc.	46,000	1,711
Time Warner Inc.	47,100	1,444
Limited Brands Inc.	40,100	1,074
Williams-Sonoma Inc.	30,500	967
Whirlpool Corp.	11,000	891
DR Horton Inc.	71,200	792
Gannett Co. Inc.	58,510	716
Comcast Corp. Class A Special Shares	40,700	692
Darden Restaurants Inc.	12,000	513
Cracker Barrel Old Country Store Inc.	8,400	426
Cooper Tire & Rubber Co.	8,506	167
Oxford Industries Inc.	6,100	145
Comcast Corp. Class A	7,000	127
		38,207
Consumer Staples (14.7%)
Philip Morris International Inc.	150,673	8,441
PepsiCo Inc.	117,200	7,787
Kraft Foods Inc.	185,252	5,717
Altria Group Inc.	218,780	5,255
Procter & Gamble Co.	85,200	5,109
Kimberly-Clark Corp.	78,160	5,084
General Mills Inc.	134,600	4,918
Wal-Mart Stores Inc.	85,700	4,587
Sysco Corp.	139,200	3,970
Coca-Cola Co.	46,112	2,699
Lorillard Inc.	15,800	1,269
Clorox Co.	14,800	988
Hershey Co.	20,700	985
ConAgra Foods Inc.	44,100	968
Sara Lee Corp.	69,900	939
Hormel Foods Corp.	20,600	919
Del Monte Foods Co.	54,600	716
Ruddick Corp.	13,900	482
Colgate-Palmolive Co.	4,000	307
Reynolds American Inc.	4,400	261
Herbalife Ltd.	2,600	157
Nu Skin Enterprises Inc. Class A	3,100	89
		61,647
Energy (11.1%)
Chevron Corp.	195,500	15,845
Exxon Mobil Corp.	180,500	11,153
ConocoPhillips	140,920	8,093
Occidental Petroleum Corp.	58,600	4,588

Total SA ADR	54,300	2,802
Marathon Oil Corp.	74,600	2,469
Williams Cos. Inc.	48,900	935
Ship Finance International Ltd.	26,500	515
Southern Union Co.	4,300	104
		46,504
Exchange-Traded Fund (1.2%)
2 Vanguard Value ETF	104,300	5,079

Financials (12.2%)
JPMorgan Chase & Co.	283,100	10,778
Marsh & McLennan Cos. Inc.	241,500	5,825
Chubb Corp.	97,160	5,537
PNC Financial Services Group Inc.	87,300	4,532
ACE Ltd.	72,700	4,235
Wells Fargo & Co.	147,200	3,699
Toronto-Dominion Bank	36,100	2,609
American Express Co.	49,800	2,093
Credit Suisse Group AG ADR	39,900	1,698
Travelers Cos. Inc.	28,400	1,480
National Bank of Canada	21,900	1,382
Assurant Inc.	24,100	981
M&T Bank Corp.	11,900	973
Ameriprise Financial Inc.	19,700	932
RenaissanceRe Holdings Ltd.	15,200	911
Hudson City Bancorp Inc.	62,400	765
New York Community Bancorp Inc.	45,100	733
MetLife Inc.	17,900	688
Endurance Specialty Holdings Ltd.	16,000	637
American Financial Group Inc.	19,200	587
Bank of Hawaii Corp.	4,500	202
		51,277
Health Care (11.4%)
Johnson & Johnson	216,386	13,407
Pfizer Inc.	676,528	11,616
Merck & Co. Inc.	314,074	11,561
AstraZeneca PLC ADR	62,400	3,164
Bristol-Myers Squibb Co.	73,360	1,989
Eli Lilly & Co.	51,220	1,871
Abbott Laboratories	25,100	1,311
Medtronic Inc.	35,600	1,196
Cardinal Health Inc.	33,000	1,090
Owens & Minor Inc.	10,350	295
Hill-Rom Holdings Inc.	6,000	215
		47,715
Industrials (14.4%)
3M Co.	117,800	10,214
General Electric Co.	614,252	9,982
Illinois Tool Works Inc.	120,500	5,666
Waste Management Inc.	150,800	5,389
Eaton Corp.	62,800	5,180
Tyco International Ltd.	100,700	3,699
Republic Services Inc. Class A	108,600	3,311
PACCAR Inc.	44,500	2,143
Deere & Co.	23,200	1,619
Honeywell International Inc.	32,000	1,406
Northrop Grumman Corp.	21,668	1,314

Schneider Electric SA	10,267	1,304
United Parcel Service Inc. Class B	17,900	1,194
Rockwell Automation Inc.	17,500	1,080
United Technologies Corp.	14,000	997
Caterpillar Inc.	10,600	834
Raytheon Co.	17,900	818
Parker Hannifin Corp.	11,100	778
Pitney Bowes Inc.	34,800	744
RR Donnelley & Sons Co.	42,690	724
CSX Corp.	11,400	631
Boeing Co.	7,900	526
Emerson Electric Co.	7,200	379
Briggs & Stratton Corp.	9,300	177
Deluxe Corp.	4,100	78
		60,187
Information Technology (8.3%)
Microsoft Corp.	479,300	11,738
Intel Corp.	404,500	7,779
Analog Devices Inc.	178,400	5,598
Texas Instruments Inc.	138,000	3,745
Maxim Integrated Products Inc.	142,500	2,638
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	152,700	1,548
Tyco Electronics Ltd.	39,400	1,151
Molex Inc.	14,000	293
Cohu Inc.	22,100	278
Earthlink Inc.	15,800	144
		34,912
Materials (4.2%)
Sherwin-Williams Co.	63,400	4,764
EI du Pont de Nemours & Co.	100,241	4,473
Packaging Corp. of America	104,600	2,424
PPG Industries Inc.	32,300	2,351
Lubrizol Corp.	10,100	1,070
Eastman Chemical Co.	14,000	1,036
Valspar Corp.	20,900	666
Sonoco Products Co.	16,900	565
International Flavors & Fragrances Inc.	2,800	136
Dow Chemical Co.	1,600	44
		17,529
Telecommunication Services (3.7%)
AT&T Inc.	431,560	12,342
Verizon Communications Inc.	74,002	2,412
Frontier Communications Corp.	47,674	389
Qwest Communications International Inc.	42,876	269
Consolidated Communications Holdings Inc.	8,500	159
		15,571
Utilities (7.0%)
Xcel Energy Inc.	129,800	2,981
Dominion Resources Inc.	62,950	2,748
PG&E Corp.	58,400	2,653
NextEra Energy Inc.	44,740	2,433
UGI Corp.	81,700	2,337
Entergy Corp.	30,100	2,304
American Electric Power Co. Inc.	60,500	2,192
Northeast Utilities	70,100	2,073
Exelon Corp.	36,000	1,533

Public Service Enterprise Group Inc.			37,136	1,228
DTE Energy Co.			21,200	974
Integrys Energy Group Inc.			17,900	932
Ameren Corp.			32,600	926
Pinnacle West Capital Corp.			22,000	908
NiSource Inc.			50,600	880
Atmos Energy Corp.			28,000	819
Oneok Inc.			14,737	664
Hawaiian Electric Industries Inc.			26,700	602
CenterPoint Energy Inc.			13,400	211
PNM Resources Inc.			7,000	80
				29,478
Total Common Stocks (Cost $408,336)				408,106
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.8%)[1]
Money Market Fund (1.8%)
3 Vanguard Market Liquidity Fund	0.261%		7,639,404	7,639

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.6%)
UBS Securities LLC
(Dated 9/30/10, Repurchase Value
$2,500,000, collateralized by Federal
National Mortgage Assn. 4.000%, 7/1/39)	0.250%	10/1/10	2,500	2,500

U.S. Government and Agency Obligations (0.4%)
[4,5] Federal Home Loan Bank Discount Notes	0.260%	3/23/11	100	100
4 Freddie Mac Discount Notes	0.240%	3/7/11	10	10
[4,5] Freddie Mac Discount Notes	0.271%	6/7/11	1,500	1,497
[4,5] Freddie Mac Discount Notes	0.281%	6/21/11	30	30
				1,637
Total Temporary Cash Investments (Cost $11,776)				11,776
Total Investments (100.1%) (Cost $420,112)				419,882
Other Assets and Liabilities-Net (-0.1%)				(298)
Net Assets (100%)				419,584

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.5% and 0.6%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,627,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Vanguard Equity Income Portfolio

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	406,802	1,304	—
Temporary Cash Investments	7,639	4,137	—
Futures Contracts—Liabilities[1]	(35)	—	—
Total	414,406	5,441	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Vanguard Equity Income Portfolio

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2010	29	8,241	151
E-mini S&P 500 Index	December 2010	21	1,194	17

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At September 30, 2010, the cost of investment securities for tax purposes was $420,112,000. Net unrealized depreciation of investment securities for tax purposes was $230,000, consisting of unrealized gains of $36,778,000 on securities that had risen in value since their purchase and $37,008,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments

As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (10.4%)
McDonald's Corp.	211,644	15,770
Walt Disney Co.	380,363	12,594
* Amazon.com Inc.	70,443	11,064
Home Depot Inc.	331,185	10,492
Comcast Corp. Special Class A	531,521	9,610
* Ford Motor Co.	683,878	8,371
Target Corp.	143,525	7,670
* DIRECTV Class A	172,423	7,178
Time Warner Inc.	223,650	6,855
Lowe's Cos. Inc.	279,122	6,222
NIKE Inc. Class B	76,880	6,161
News Corp. Class A	453,492	5,923
Viacom Inc. Class B	120,747	4,370
Yum! Brands Inc.	92,859	4,277
Johnson Controls Inc.	133,953	4,086
Time Warner Cable Inc.	70,507	3,807
Starbucks Corp.	147,522	3,774
TJX Cos. Inc.	79,723	3,558
* priceline.com Inc.	9,601	3,344
Carnival Corp.	86,325	3,298
* Kohl's Corp.	61,271	3,228
Staples Inc.	145,251	3,039
Best Buy Co. Inc.	68,812	2,810
Coach Inc.	58,975	2,534
* Discovery Communications Inc. Class A	56,632	2,466
Omnicom Group Inc.	59,729	2,358
* Bed Bath & Beyond Inc.	52,508	2,279
CBS Corp. Class B	135,438	2,148
Marriott International Inc. Class A	56,904	2,039
McGraw-Hill Cos. Inc.	61,245	2,025
Stanley Black & Decker Inc.	32,927	2,018
Starwood Hotels & Resorts Worldwide Inc.	37,747	1,984
Macy's Inc.	83,823	1,935
Mattel Inc.	72,158	1,693
Gap Inc.	87,109	1,624
Fortune Brands Inc.	30,265	1,490
* O'Reilly Automotive Inc.	27,634	1,470
VF Corp.	17,425	1,412
Genuine Parts Co.	31,532	1,406
Limited Brands, Inc.	52,427	1,404
Harley-Davidson Inc.	46,636	1,326
* AutoZone Inc.	5,793	1,326
Ross Stores Inc.	24,245	1,324
Wynn Resorts Ltd.	15,022	1,303
* Apollo Group Inc. Class A	25,299	1,299
JC Penney Co. Inc.	46,967	1,276
Nordstrom Inc.	33,546	1,248
Hasbro Inc.	27,790	1,237
* CarMax Inc.	44,387	1,237

	Whirlpool Corp.	15,125	1,224
	Darden Restaurants Inc.	27,849	1,191
	Tiffany & Co.	25,207	1,184
	Family Dollar Stores Inc.	26,686	1,178
	Polo Ralph Lauren Corp. Class A	13,032	1,171
	Expedia Inc.	41,234	1,163
	Newell Rubbermaid Inc.	55,235	984
	Wyndham Worldwide Corp.	35,776	983
*	Interpublic Group of Cos. Inc.	97,167	975
	International Game Technology	58,943	852
	Scripps Networks Interactive Inc. Class A	17,785	846
*	Urban Outfitters Inc.	25,809	811
	H&R Block Inc.	61,118	791
	Abercrombie & Fitch Co.	17,439	686
	Leggett & Platt Inc.	29,444	670
*,^ Sears Holdings Corp.		8,771	633
	DR Horton Inc.	55,727	620
	DeVry Inc.	12,578	619
*	GameStop Corp. Class A	30,323	598
*	Pulte Group Inc.	66,885	586
	Gannett Co. Inc.	47,112	576
	RadioShack Corp.	24,940	532
*	Goodyear Tire & Rubber Co.	47,984	516
	Lennar Corp. Class A	32,385	498
*	Big Lots Inc.	14,934	496
	Washington Post Co. Class B	1,198	478
*	Harman International Industries Inc.	13,852	463
	Comcast Corp.	26,563	452
*,^ AutoNation Inc.		12,441	289
*	Office Depot Inc.	54,576	251
	Meredith Corp.	7,322	244
*	Eastman Kodak Co.	53,433	224
*	New York Times Co. Class A	23,151	179
			214,325
Consumer Staples (11.3%)
	Procter & Gamble Co.	564,406	33,847
	Coca-Cola Co.	459,302	26,878
	Wal-Mart Stores Inc.	397,717	21,286
	PepsiCo Inc.	316,417	21,023
	Philip Morris International Inc.	364,528	20,421
	Kraft Foods Inc.	346,843	10,704
	Altria Group Inc.	414,434	9,955
	CVS Caremark Corp.	270,076	8,499
	Colgate-Palmolive Co.	96,687	7,431
	Walgreen Co.	193,788	6,492
	Costco Wholesale Corp.	87,386	5,635
	Kimberly-Clark Corp.	81,419	5,296
	General Mills Inc.	127,728	4,667
	Archer-Daniels-Midland Co.	127,350	4,065
	Sysco Corp.	117,236	3,344
	HJ Heinz Co.	63,232	2,995
	Kroger Co.	127,947	2,771
	Avon Products Inc.	85,371	2,741
	Kellogg Co.	51,718	2,612
	Lorillard Inc.	30,221	2,427
	Mead Johnson Nutrition Co.	40,681	2,315
	Coca-Cola Enterprises Inc.	65,865	2,042

Reynolds American Inc.	33,662	1,999
ConAgra Foods Inc.	88,199	1,935
Clorox Co.	27,687	1,848
Sara Lee Corp.	131,701	1,769
Dr Pepper Snapple Group Inc.	47,318	1,681
Safeway Inc.	75,592	1,600
Molson Coors Brewing Co. Class B	31,460	1,486
Hershey Co.	30,597	1,456
JM Smucker Co.	23,802	1,441
Estee Lauder Cos. Inc. Class A	22,641	1,432
Campbell Soup Co.	38,430	1,374
Brown-Forman Corp. Class B	20,526	1,265
McCormick & Co. Inc.	26,565	1,117
* Whole Foods Market Inc.	28,977	1,075
Tyson Foods Inc. Class A	59,132	947
* Constellation Brands Inc. Class A	35,103	621
Hormel Foods Corp.	13,630	608
SUPERVALU Inc.	42,197	487
* Dean Foods Co.	36,025	368
		231,955
Energy (10.9%)
Exxon Mobil Corp.	1,012,497	62,562
Chevron Corp.	399,870	32,409
ConocoPhillips	295,002	16,942
Schlumberger Ltd.	271,760	16,743
Occidental Petroleum Corp.	161,580	12,652
Apache Corp.	72,496	7,087
Halliburton Co.	181,112	5,989
Anadarko Petroleum Corp.	98,266	5,606
Devon Energy Corp.	86,523	5,602
EOG Resources Inc.	50,341	4,680
Marathon Oil Corp.	141,118	4,671
National Oilwell Varco Inc.	83,343	3,706
Baker Hughes Inc.	85,599	3,647
Hess Corp.	58,120	3,436
Chesapeake Energy Corp.	129,843	2,941
Spectra Energy Corp.	128,868	2,906
Peabody Energy Corp.	53,585	2,626
Noble Energy Inc.	34,843	2,616
Murphy Oil Corp.	38,051	2,356
* Southwestern Energy Co.	68,596	2,294
Williams Cos. Inc.	116,266	2,222
* Cameron International Corp.	48,357	2,077
Valero Energy Corp.	112,263	1,966
El Paso Corp.	139,687	1,729
Consol Energy Inc.	44,706	1,652
* FMC Technologies Inc.	23,905	1,632
Pioneer Natural Resources Co.	23,114	1,503
* Denbury Resources Inc.	79,138	1,258
Range Resources Corp.	31,681	1,208
EQT Corp.	29,671	1,070
QEP Resources Inc.	34,800	1,049
* Nabors Industries Ltd.	56,731	1,025
Diamond Offshore Drilling Inc.	13,776	934
Sunoco Inc.	23,814	869
Helmerich & Payne Inc.	21,028	851
* Rowan Cos. Inc.	22,758	691

Massey Energy Co.	20,359	632
Cabot Oil & Gas Corp.	20,663	622
Tesoro Corp.	27,963	374
		224,835
Financials (15.6%)
JPMorgan Chase & Co.	788,462	30,017
Bank of America Corp.	1,995,153	26,157
Wells Fargo & Co.	1,040,604	26,150
* Berkshire Hathaway Inc. Class B	312,558	25,842
* Citigroup Inc.	4,724,064	18,424
Goldman Sachs Group Inc.	102,570	14,830
American Express Co.	208,218	8,751
US Bancorp	381,217	8,242
MetLife Inc.	180,339	6,934
Morgan Stanley	277,838	6,857
Bank of New York Mellon Corp.	241,409	6,308
PNC Financial Services Group Inc.	104,510	5,425
Simon Property Group Inc.	58,225	5,400
Prudential Financial Inc.	92,879	5,032
Travelers Cos. Inc.	93,305	4,861
Aflac Inc.	93,478	4,834
ACE Ltd.	67,300	3,920
State Street Corp.	99,802	3,759
Capital One Financial Corp.	90,899	3,595
Chubb Corp.	62,580	3,566
CME Group Inc.	13,337	3,474
Allstate Corp.	107,005	3,376
BB&T Corp.	137,830	3,319
Franklin Resources Inc.	29,182	3,120
Progressive Corp.	132,779	2,771
Vornado Realty Trust	32,201	2,754
Charles Schwab Corp.	196,609	2,733
Public Storage	27,699	2,688
Equity Residential	56,304	2,678
* Berkshire Hathaway Inc. Class A	21	2,615
Marsh & McLennan Cos. Inc.	107,592	2,595
SunTrust Banks Inc.	99,452	2,569
T Rowe Price Group Inc.	51,053	2,556
Loews Corp.	63,041	2,389
Ameriprise Financial Inc.	49,927	2,363
Northern Trust Corp.	48,161	2,323
Boston Properties Inc.	27,687	2,301
HCP Inc.	61,445	2,211
AON Corp.	53,701	2,100
Hartford Financial Services Group Inc.	88,385	2,028
Invesco Ltd.	93,082	1,976
Fifth Third Bancorp	158,349	1,905
Host Hotels & Resorts Inc.	130,318	1,887
Regions Financial Corp.	249,408	1,813
Discover Financial Services	107,657	1,796
AvalonBay Communities Inc.	16,927	1,759
Principal Financial Group Inc.	63,485	1,646
Ventas Inc.	31,311	1,615
* IntercontinentalExchange Inc.	14,689	1,538
Lincoln National Corp.	62,850	1,503
NYSE Euronext	51,601	1,474
XL Group PLC Class A	67,943	1,472

Unum Group	64,723	1,434
M&T Bank Corp.	17,108	1,400
KeyCorp	174,637	1,390
Comerica Inc.	34,928	1,298
Hudson City Bancorp Inc.	104,504	1,281
Kimco Realty Corp.	80,250	1,264
Health Care REIT Inc.	26,356	1,248
* Genworth Financial Inc. Class A	96,889	1,184
Plum Creek Timber Co. Inc.	32,369	1,143
ProLogis	94,795	1,117
* SLM Corp.	96,535	1,115
* CB Richard Ellis Group Inc. Class A	57,444	1,050
* American International Group Inc.	26,808	1,048
Moody's Corp.	40,454	1,011
People's United Financial Inc.	74,526	976
Cincinnati Financial Corp.	32,329	933
Legg Mason Inc.	30,724	931
* Leucadia National Corp.	39,181	925
Torchmark Corp.	16,304	866
Assurant Inc.	21,101	859
Huntington Bancshares Inc.	142,545	808
Marshall & Ilsley Corp.	104,715	737
Zions Bancorporation	34,235	731
* E*Trade Financial Corp.	39,071	568
* NASDAQ OMX Group Inc.	28,917	562
* First Horizon National Corp.	46,127	526
Apartment Investment & Management Co.	23,313	498
Federated Investors Inc. Class B	18,197	414
Janus Capital Group Inc.	36,533	400
		319,968
Health Care (11.7%)
Johnson & Johnson	547,780	33,940
Pfizer Inc.	1,598,364	27,444
Merck & Co. Inc.	612,010	22,528
Abbott Laboratories	307,098	16,043
* Amgen Inc.	190,612	10,505
Bristol-Myers Squibb Co.	341,024	9,245
UnitedHealth Group Inc.	223,548	7,849
Eli Lilly & Co.	201,800	7,372
Medtronic Inc.	214,820	7,214
* Gilead Sciences Inc.	166,793	5,940
Baxter International Inc.	116,207	5,544
* Express Scripts Inc.	107,926	5,256
* Celgene Corp.	91,211	5,255
* WellPoint Inc.	79,572	4,507
* Medco Health Solutions Inc.	86,093	4,482
Allergan Inc.	61,239	4,074
* Thermo Fisher Scientific Inc.	81,039	3,880
* Genzyme Corp.	50,717	3,590
Becton Dickinson and Co.	46,253	3,427
Stryker Corp.	67,802	3,393
McKesson Corp.	52,044	3,215
* Biogen Idec Inc.	47,956	2,691
Aetna Inc.	82,736	2,615
* St. Jude Medical Inc.	65,179	2,564
Cardinal Health Inc.	69,569	2,299
* Intuitive Surgical Inc.	7,814	2,217

* Zimmer Holdings Inc.	40,122	2,100
CIGNA Corp.	53,946	1,930
* Hospira Inc.	33,217	1,894
* Boston Scientific Corp.	300,962	1,845
* Forest Laboratories Inc.	56,868	1,759
* Life Technologies Corp.	36,454	1,702
* Humana Inc.	33,728	1,694
AmerisourceBergen Corp. Class A	55,220	1,693
* Laboratory Corp. of America Holdings	20,539	1,611
CR Bard Inc.	18,864	1,536
* Varian Medical Systems Inc.	24,372	1,475
Quest Diagnostics Inc.	29,080	1,468
* DaVita Inc.	20,602	1,422
* Waters Corp.	18,407	1,303
* Cerner Corp.	14,094	1,184
* Mylan Inc.	61,079	1,149
* CareFusion Corp.	44,275	1,100
* Cephalon Inc.	14,901	930
DENTSPLY International Inc.	29,004	927
* Watson Pharmaceuticals Inc.	21,161	895
* Coventry Health Care Inc.	29,471	635
Patterson Cos. Inc.	19,260	552
PerkinElmer Inc.	23,436	542
* King Pharmaceuticals Inc.	49,393	492
* Tenet Healthcare Corp.	96,254	454
		239,381
Industrials (10.8%)
General Electric Co.	2,125,817	34,544
United Technologies Corp.	184,819	13,165
United Parcel Service Inc. Class B	197,086	13,144
3M Co.	141,798	12,295
Caterpillar Inc.	125,414	9,868
Boeing Co.	145,497	9,681
Union Pacific Corp.	98,997	8,098
Emerson Electric Co.	149,651	7,881
Honeywell International Inc.	153,569	6,748
Deere & Co.	84,205	5,876
FedEx Corp.	62,462	5,340
General Dynamics Corp.	75,732	4,757
Illinois Tool Works Inc.	100,206	4,712
Norfolk Southern Corp.	73,361	4,366
Danaher Corp.	106,470	4,324
Lockheed Martin Corp.	59,146	4,216
CSX Corp.	75,499	4,177
Tyco International Ltd.	98,999	3,636
Precision Castparts Corp.	28,312	3,605
Cummins Inc.	39,584	3,585
Northrop Grumman Corp.	58,580	3,552
PACCAR Inc.	72,544	3,493
Waste Management Inc.	94,949	3,393
Raytheon Co.	74,204	3,392
Eaton Corp.	33,366	2,752
CH Robinson Worldwide Inc.	32,882	2,299
Parker Hannifin Corp.	32,126	2,251
Expeditors International of Washington Inc.	42,258	1,954
Southwest Airlines Co.	148,389	1,939
Dover Corp.	37,068	1,935

Republic Services Inc. Class A	60,702	1,851
Goodrich Corp.	24,962	1,840
Rockwell Collins Inc.	31,161	1,815
Fluor Corp.	35,476	1,757
Rockwell Automation Inc.	28,256	1,744
ITT Corp.	36,549	1,712
L-3 Communications Holdings Inc.	22,981	1,661
Fastenal Co.	29,341	1,561
WW Grainger Inc.	11,853	1,412
Flowserve Corp.	11,148	1,220
Roper Industries Inc.	18,657	1,216
* Stericycle Inc.	17,012	1,182
Textron Inc.	54,190	1,114
Pall Corp.	23,112	962
* Jacobs Engineering Group Inc.	24,772	959
Iron Mountain Inc.	40,008	894
Pitney Bowes Inc.	41,258	882
Avery Dennison Corp.	21,908	813
* Quanta Services Inc.	41,794	797
Masco Corp.	71,355	786
Equifax Inc.	25,120	784
Robert Half International Inc.	29,739	773
Dun & Bradstreet Corp.	9,967	739
Cintas Corp.	26,150	720
RR Donnelley & Sons Co.	40,859	693
Snap-On Inc.	11,436	532
Ryder System Inc.	10,603	453
* Raytheon Co. Warrants	727	7
		221,857
Information Technology (18.8%)
* Apple Inc.	181,653	51,544
Microsoft Corp.	1,514,203	37,083
International Business Machines Corp.	250,830	33,646
* Google Inc. Class A	49,430	25,990
* Cisco Systems Inc.	1,135,661	24,871
Intel Corp.	1,107,140	21,290
Oracle Corp.	769,607	20,664
Hewlett-Packard Co.	450,942	18,971
QUALCOMM Inc.	319,217	14,403
* EMC Corp.	408,406	8,295
Visa Inc. Class A	98,866	7,342
Texas Instruments Inc.	237,704	6,451
Corning Inc.	310,600	5,678
* eBay Inc.	229,609	5,602
* Dell Inc.	336,473	4,361
Mastercard Inc. Class A	19,258	4,314
Automatic Data Processing Inc.	97,847	4,113
* Motorola Inc.	463,072	3,950
* Cognizant Technology Solutions Corp. Class A	59,693	3,848
* Yahoo! Inc.	267,507	3,791
* NetApp Inc.	70,873	3,529
Broadcom Corp. Class A	88,889	3,146
* Juniper Networks Inc.	103,471	3,140
Applied Materials Inc.	265,959	3,106
Xerox Corp.	274,417	2,840
* Adobe Systems Inc.	104,200	2,725
* Salesforce.com Inc.	23,262	2,601

* Citrix Systems Inc.	37,171	2,537
* Intuit Inc.	56,306	2,467
* Symantec Corp.	156,480	2,374
Western Union Co.	130,899	2,313
* Agilent Technologies Inc.	68,845	2,297
Analog Devices Inc.	59,024	1,852
Altera Corp.	61,000	1,840
* Akamai Technologies Inc.	35,952	1,804
Paychex Inc.	63,720	1,752
* SanDisk Corp.	46,255	1,695
Amphenol Corp. Class A	34,450	1,687
CA Inc.	77,347	1,634
* Fiserv Inc.	29,765	1,602
* First Solar Inc.	10,705	1,577
* Red Hat Inc.	37,368	1,532
* Autodesk Inc.	45,571	1,457
* BMC Software Inc.	35,347	1,431
* McAfee Inc.	30,100	1,423
Fidelity National Information Services Inc.	52,395	1,421
Computer Sciences Corp.	30,614	1,408
Linear Technology Corp.	44,418	1,365
Xilinx Inc.	51,190	1,362
* NVIDIA Corp.	113,447	1,325
* Western Digital Corp.	45,295	1,286
* Teradata Corp.	33,322	1,285
* Micron Technology Inc.	169,140	1,219
KLA-Tencor Corp.	33,793	1,191
Microchip Technology Inc.	36,907	1,161
Harris Corp.	25,759	1,141
* VeriSign Inc.	34,464	1,094
* Electronic Arts Inc.	65,760	1,080
* SAIC Inc.	58,255	931
* FLIR Systems Inc.	31,363	806
* Advanced Micro Devices Inc.	112,242	798
* Lexmark International Inc. Class A	15,556	694
National Semiconductor Corp.	47,153	602
* LSI Corp.	129,827	592
Tellabs Inc.	76,158	567
Molex Inc.	26,929	564
Jabil Circuit Inc.	38,461	554
* JDS Uniphase Corp.	44,495	551
* MEMC Electronic Materials Inc.	44,918	535
* Novellus Systems Inc.	19,069	507
Total System Services Inc.	32,808	500
* Novell Inc.	69,239	413
* Teradyne Inc.	35,697	398
* QLogic Corp.	22,136	390
* Compuware Corp.	44,494	380
* Monster Worldwide Inc.	25,901	336
		387,024
Materials (3.6%)
EI du Pont de Nemours & Co.	180,340	8,047
Freeport-McMoRan Copper & Gold Inc.	93,629	7,995
Dow Chemical Co.	230,702	6,335
Newmont Mining Corp.	97,781	6,142
Praxair Inc.	60,948	5,501
Monsanto Co.	107,494	5,152

Air Products & Chemicals Inc.	42,235	3,498
Alcoa Inc.	203,079	2,459
Nucor Corp.	62,760	2,397
PPG Industries Inc.	32,884	2,394
Ecolab Inc.	46,489	2,359
International Paper Co.	86,920	1,891
Cliffs Natural Resources Inc.	26,836	1,715
Weyerhaeuser Co.	106,076	1,672
Sigma-Aldrich Corp.	24,029	1,451
CF Industries Holdings Inc.	14,110	1,348
Sherwin-Williams Co.	17,860	1,342
United States Steel Corp.	28,370	1,244
Ball Corp.	18,336	1,079
Eastman Chemical Co.	14,353	1,062
Airgas Inc.	14,679	997
FMC Corp.	14,447	988
Vulcan Materials Co.	25,277	933
* Owens-Illinois Inc.	32,769	920
Allegheny Technologies Inc.	19,573	909
* Pactiv Corp.	27,042	892
MeadWestvaco Corp.	33,978	828
International Flavors & Fragrances Inc.	15,742	764
Sealed Air Corp.	31,516	709
Bemis Co. Inc.	21,741	690
* Titanium Metals Corp.	17,940	358
AK Steel Holding Corp.	21,880	302
		74,373
Telecommunication Services (3.2%)
AT&T Inc.	1,174,999	33,605
Verizon Communications Inc.	562,150	18,320
* American Tower Corp. Class A	79,811	4,091
* Sprint Nextel Corp.	593,488	2,748
CenturyLink Inc.	59,859	2,362
Qwest Communications International Inc.	345,065	2,164
Frontier Communications Corp.	196,802	1,608
Windstream Corp.	96,027	1,180
* MetroPCS Communications Inc.	51,932	543
		66,621
Utilities (3.7%)
Southern Co.	165,177	6,151
Exelon Corp.	131,477	5,598
Dominion Resources Inc.	117,196	5,117
Duke Energy Corp.	262,217	4,644
NextEra Energy Inc.	82,536	4,489
PG&E Corp.	77,546	3,522
American Electric Power Co. Inc.	95,184	3,448
Public Service Enterprise Group Inc.	100,687	3,331
Entergy Corp.	37,193	2,846
Consolidated Edison Inc.	56,088	2,705
Sempra Energy	49,318	2,653
PPL Corp.	95,790	2,608
Progress Energy Inc.	58,053	2,579
FirstEnergy Corp.	60,390	2,327
Edison International	64,813	2,229
Xcel Energy Inc.	91,461	2,101
DTE Energy Co.	33,448	1,536
* AES Corp.	132,711	1,506

Ameren Corp.			47,611	1,352
Wisconsin Energy Corp.			23,263	1,345
CenterPoint Energy Inc.			83,717	1,316
Constellation Energy Group Inc.			40,029	1,291
* NRG Energy Inc.			50,502	1,051
Northeast Utilities			34,856	1,031
NiSource Inc.			54,872	955
Oneok Inc.			21,006	946
SCANA Corp.			22,551	909
Pinnacle West Capital Corp.			21,457	886
Allegheny Energy Inc.			33,672	826
Pepco Holdings Inc.			44,276	824
CMS Energy Corp.			45,481	820
Integrys Energy Group Inc.			15,322	798
TECO Energy Inc.			42,449	735
Nicor Inc.			9,038	414
				74,889
Total Common Stocks (Cost $2,258,230)				2,055,228
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.261%		4,483,060	4,483

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.320%	10/25/10	500	500
Total Temporary Cash Investments (Cost $4,983)				4,983
Total Investments (100.2%) (Cost $2,263,213)				2,060,211
Other Assets and Liabilities-Net (-0.2%)[3]				(4,133)
Net Assets (100%)				2,056,078

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $903,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $928,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Vanguard Equity Index Portfolio

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,055,228	—	—
Temporary Cash Investments	4,483	500	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	2,059,702	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Vanguard Equity Index Portfolio

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2010	18	1,023	(2)
S&P 500 Index	December 2010	4	1,137	21

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $2,263,213,000. Net unrealized depreciation of investment securities for tax purposes was $203,002,000, consisting of unrealized gains of $247,077,000 on securities that had risen in value since their purchase and $450,079,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.4%)[1]
Consumer Discretionary (15.5%)
* priceline.com Inc.	12,685	4,419
Johnson Controls Inc.	127,300	3,883
NIKE Inc. Class B	47,029	3,769
Lowe's Cos. Inc.	137,700	3,069
McDonald's Corp.	35,600	2,652
Yum! Brands Inc.	48,800	2,248
* Discovery Communications Inc. Class A	48,800	2,125
* O'Reilly Automotive Inc.	39,300	2,091
* Ford Motor Co.	146,113	1,788
News Corp. Class A	110,677	1,445
Comcast Corp. Class A	63,085	1,140
Scripps Networks Interactive Inc. Class A	19,462	926
* Kohl's Corp.	16,800	885
Polo Ralph Lauren Corp. Class A	9,700	872
Coach Inc.	19,300	829
Walt Disney Co.	23,829	789
Target Corp.	14,627	782
Staples Inc.	34,229	716
* Apollo Group Inc. Class A	13,800	709
Starbucks Corp.	19,500	499
* MGM Resorts International	37,730	426
Harley-Davidson Inc.	14,590	415
* Hyatt Hotels Corp. Class A	2,074	77
		36,554
Consumer Staples (3.8%)
PepsiCo Inc.	57,376	3,812
Mead Johnson Nutrition Co.	36,800	2,095
Procter & Gamble Co.	28,500	1,709
Walgreen Co.	42,512	1,424
		9,040
Energy (6.5%)
Schlumberger Ltd.	96,539	5,948
EOG Resources Inc.	37,500	3,486
Occidental Petroleum Corp.	26,200	2,052
Noble Energy Inc.	24,949	1,873
Apache Corp.	10,360	1,013
National Oilwell Varco Inc.	12,700	565
Consol Energy Inc.	10,671	394
		15,331
Exchange-Traded Fund (0.2%)
2 Vanguard Growth ETF	8,500	467

Financials (8.5%)
JPMorgan Chase & Co.	95,767	3,646
CME Group Inc.	13,755	3,582
Ameriprise Financial Inc.	65,600	3,105
American Express Co.	57,600	2,421
Goldman Sachs Group Inc.	11,400	1,648

Wells Fargo & Co.	56,000	1,407
Lincoln National Corp.	44,058	1,054
Bank of New York Mellon Corp.	35,027	915
* IntercontinentalExchange Inc.	5,964	624
Franklin Resources Inc.	4,741	507
* UBS AG	29,400	501
Progressive Corp.	12,900	269
Itau Unibanco Holding SA ADR	9,083	220
		19,899
Health Care (10.2%)
Alcon Inc.	28,444	4,744
* Celgene Corp.	62,956	3,627
Allergan Inc.	49,831	3,315
* Gilead Sciences Inc.	67,108	2,390
* Medco Health Solutions Inc.	37,431	1,949
* Novo Nordisk A/S ADR	18,128	1,784
Teva Pharmaceutical Industries Ltd. ADR	27,233	1,437
* Illumina Inc.	28,300	1,392
* Express Scripts Inc.	22,490	1,095
* Vertex Pharmaceuticals Inc.	29,992	1,037
Perrigo Co.	10,900	700
Covidien PLC	14,700	591
		24,061
Industrials (13.1%)
United Parcel Service Inc. Class B	57,088	3,807
Danaher Corp.	74,141	3,011
Rockwell Automation Inc.	38,600	2,383
WW Grainger Inc.	17,900	2,132
Illinois Tool Works Inc.	41,775	1,964
Goodrich Corp.	25,600	1,888
* Stericycle Inc.	25,500	1,772
Manpower Inc.	31,300	1,634
Roper Industries Inc.	20,470	1,334
3M Co.	14,200	1,231
PACCAR Inc.	23,474	1,130
Cummins Inc.	11,000	996
CH Robinson Worldwide Inc.	13,800	965
Boeing Co.	11,833	787
Precision Castparts Corp.	6,000	764
Caterpillar Inc.	9,700	763
Ingersoll-Rand PLC	19,067	681
Eaton Corp.	8,059	665
Expeditors International of Washington Inc.	12,735	589
* Siemens AG ADR	5,100	538
FedEx Corp.	4,900	419
JB Hunt Transport Services Inc.	11,981	416
Joy Global Inc.	4,100	288
Masco Corp.	20,365	224
Deere & Co.	2,633	184
Honeywell International Inc.	3,210	141
Dover Corp.	724	38
		30,744
Information Technology (35.3%)
* Apple Inc.	48,252	13,691
* Google Inc. Class A	16,135	8,484
QUALCOMM Inc.	173,525	7,829
Microsoft Corp.	267,715	6,556

*	EMC Corp.			249,552	5,068
*	eBay Inc.			196,000	4,782
*	Intuit Inc.			77,700	3,404
	Visa Inc. Class A			44,757	3,324
*	Cisco Systems Inc.			131,700	2,884
	Mastercard Inc. Class A			11,900	2,666
	Oracle Corp.			92,800	2,492
*	Agilent Technologies Inc.			71,800	2,396
	Broadcom Corp. Class A			64,300	2,276
*	NetApp Inc.			43,900	2,186
*	Adobe Systems Inc.			53,100	1,389
*	VeriSign Inc.			39,945	1,268
*	Juniper Networks Inc.			40,300	1,223
	Altera Corp.			40,388	1,218
	Texas Instruments Inc.			37,100	1,007
	Analog Devices Inc.			29,600	929
*	Trimble Navigation Ltd.			25,500	894
*	Dolby Laboratories Inc. Class A			15,000	852
*	Cognizant Technology Solutions Corp. Class A			13,000	838
*	Citrix Systems Inc.			12,200	833
*	Teradata Corp.			20,041	773
	Intel Corp.			36,400	700
*	Polycom Inc.			25,200	687
*	Rovi Corp.			13,200	665
	Accenture PLC Class A			13,400	569
*	BMC Software Inc.			13,687	554
	Western Union Co.			30,900	546
	Hewlett-Packard Co.			3,227	136
					83,119
Materials (3.1%)
	Praxair Inc.			27,420	2,475
	Dow Chemical Co.			80,169	2,201
	Syngenta AG ADR			13,447	670
	BHP Billiton Ltd. ADR			8,151	622
	Freeport-McMoRan Copper & Gold Inc.			6,400	546
	Mosaic Co.			6,000	353
	Barrick Gold Corp.			6,500	301
					7,168
Telecommunication Services (0.2%)
*	Crown Castle International Corp.			10,525	465

Total Common Stocks (Cost $222,026)					226,848
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (3.4%)[1]
Money Market Fund (3.0%)
3	Vanguard Market Liquidity Fund	0.261%		6,957,887	6,958

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[4,5] Fannie Mae Discount Notes		0.281%	3/31/11	1,000	999
Total Temporary Cash Investments (Cost $7,957)					7,957

Total Investments (99.8%) (Cost $229,983)	234,805
Other Assets and Liabilities-Net (0.2%)	507
Net Assets (100%)	235,312

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.4% and 0.4%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	226,848	—	—
Temporary Cash Investments	6,958	999	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(33)	—	—
Total	233,781	999	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Growth Portfolio

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2010	62	3,524	(11)
S&P 500 Index	December 2010	7	1,989	36
S&P Midcap 400 Index	December 2010	4	1,600	52

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $229,983,000. Net unrealized appreciation of investment securities for tax purposes was $4,822,000, consisting of unrealized gains of $16,522,000 on securities that had risen in value since their purchase and $11,700,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)[1]
Consumer Discretionary (16.9%)
* priceline.com Inc.	15,816	5,509
Starwood Hotels & Resorts Worldwide Inc.	65,717	3,453
Mattel Inc.	126,562	2,969
* Liberty Media Corp. - Interactive	197,033	2,701
Limited Brands, Inc.	95,385	2,554
* O'Reilly Automotive Inc.	47,855	2,546
Virgin Media Inc.	108,952	2,508
* NetFlix Inc.	15,380	2,494
Genuine Parts Co.	55,043	2,454
Wynn Resorts Ltd.	27,811	2,413
Harley-Davidson Inc.	81,637	2,322
Ross Stores Inc.	42,431	2,318
Cablevision Systems Corp. Class A	87,166	2,283
Nordstrom Inc.	60,485	2,250
* Dollar Tree Inc.	45,852	2,236
* CarMax Inc.	77,582	2,161
* BorgWarner Inc.	40,815	2,148
Whirlpool Corp.	26,091	2,112
Tiffany & Co.	44,062	2,070
* Discovery Communications Inc. Class A	47,151	2,053
Expedia Inc.	71,700	2,023
Hasbro Inc.	45,342	2,018
Polo Ralph Lauren Corp. Class A	22,085	1,985
Darden Restaurants Inc.	46,303	1,981
Family Dollar Stores Inc.	44,490	1,965
Autoliv Inc.	29,583	1,933
* Discovery Communications Inc.	49,261	1,881
* Chipotle Mexican Grill Inc. Class A	10,920	1,878
Advance Auto Parts Inc.	30,363	1,782
Wyndham Worldwide Corp.	62,564	1,719
Newell Rubbermaid Inc.	96,463	1,718
* Interpublic Group of Cos. Inc.	169,741	1,702
* Sirius XM Radio Inc.	1,348,145	1,618
* Royal Caribbean Cruises Ltd.	48,427	1,527
* Liberty Media Corp. - Capital	29,050	1,512
Scripps Networks Interactive Inc. Class A	31,629	1,505
PetSmart Inc.	42,929	1,503
International Game Technology	103,550	1,496
H&R Block Inc.	114,182	1,479
* Urban Outfitters Inc.	46,950	1,476
* Liberty Global Inc. Class A	45,516	1,402
* TRW Automotive Holdings Corp.	33,299	1,384
* NVR Inc.	2,016	1,305
* Lear Corp.	16,165	1,276
* Liberty Global Inc.	40,144	1,227
Abercrombie & Fitch Co.	30,636	1,205
Leggett & Platt Inc.	51,654	1,176
DR Horton Inc.	99,309	1,104
* Liberty Media Corp. - Starz	17,003	1,103

	DeVry Inc.	22,240	1,094
*	Mohawk Industries Inc.	20,212	1,077
*	Pulte Group Inc.	119,423	1,046
*	MGM Resorts International	91,832	1,036
	American Eagle Outfitters Inc.	68,985	1,032
	Gannett Co. Inc.	82,820	1,013
*	GameStop Corp. Class A	50,509	996
*	LKQ Corp.	47,225	982
*	Toll Brothers Inc.	48,716	927
*	Goodyear Tire & Rubber Co.	80,091	861
	Guess? Inc.	21,078	856
^	Strayer Education Inc.	4,843	845
*	ITT Educational Services Inc.	11,963	841
	Washington Post Co. Class B	2,060	823
*	Harman International Industries Inc.	24,153	807
	Foot Locker Inc.	54,607	793
	Burger King Holdings Inc.	32,955	787
	Lennar Corp. Class A	48,622	748
*	Penn National Gaming Inc.	23,427	694
	Brinker International Inc.	35,620	672
*	Lamar Advertising Co. Class A	20,016	637
*	Hyatt Hotels Corp. Class A	15,236	570
	Wendy's/Arby's Group Inc. Class A	119,773	543
*	AutoNation Inc.	22,481	523
	Weight Watchers International Inc.	11,998	374
*,^ Education Management Corp.		14,795	217
*	Clear Channel Outdoor Holdings Inc. Class A	14,319	164
	Lennar Corp. Class B	4,820	59
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	570	—
			118,454
Consumer Staples (4.4%)
	Mead Johnson Nutrition Co.	70,909	4,035
	Dr Pepper Snapple Group Inc.	85,183	3,026
	Bunge Ltd.	47,449	2,807
	JM Smucker Co.	41,318	2,501
*	Whole Foods Market Inc.	50,530	1,875
	McCormick & Co. Inc.	41,620	1,750
	Tyson Foods Inc. Class A	101,404	1,624
	Church & Dwight Co. Inc.	24,589	1,597
*	Energizer Holdings Inc.	23,069	1,551
*	Hansen Natural Corp.	26,178	1,220
*	Green Mountain Coffee Roasters Inc.	38,627	1,205
*	Constellation Brands Inc. Class A	65,877	1,165
	Alberto-Culver Co. Class B	30,845	1,161
	Hormel Foods Corp.	25,543	1,139
*	Ralcorp Holdings Inc.	19,043	1,114
*	Smithfield Foods Inc.	51,921	874
	SUPERVALU Inc.	73,939	853
	Flowers Foods Inc.	28,704	713
*	Dean Foods Co.	63,054	644
			30,854
Energy (8.2%)
*	Cameron International Corp.	84,673	3,638
	El Paso Corp.	244,121	3,022
	Consol Energy Inc.	78,256	2,892
*	FMC Technologies Inc.	42,147	2,878
*	Newfield Exploration Co.	46,264	2,657

Pioneer Natural Resources Co.	40,206	2,615
Range Resources Corp.	55,271	2,107
* Denbury Resources Inc.	131,605	2,091
Cimarex Energy Co.	29,018	1,920
QEP Resources Inc.	60,700	1,829
* Pride International Inc.	60,914	1,793
* Concho Resources Inc.	27,044	1,789
* Nabors Industries Ltd.	98,931	1,787
* Alpha Natural Resources Inc.	42,082	1,732
EQT Corp.	47,363	1,708
* Whiting Petroleum Corp.	17,826	1,703
* Petrohawk Energy Corp.	104,784	1,691
* Kinder Morgan Management LLC	27,725	1,670
Sunoco Inc.	41,830	1,527
Arch Coal Inc.	56,475	1,508
Helmerich & Payne Inc.	36,615	1,481
* Plains Exploration & Production Co.	48,635	1,297
* Rowan Cos. Inc.	39,782	1,208
* McDermott International Inc.	80,428	1,189
* Forest Oil Corp.	37,105	1,102
Cabot Oil & Gas Corp.	36,047	1,085
* Dresser-Rand Group Inc.	28,671	1,058
Massey Energy Co.	33,899	1,052
* Oceaneering International Inc.	19,192	1,034
EXCO Resources Inc.	62,834	934
Patterson-UTI Energy Inc.	53,442	913
Tidewater Inc.	17,990	806
Tesoro Corp.	49,306	659
* Continental Resources Inc.	11,747	545
* Quicksilver Resources Inc.	41,405	522
* Cobalt International Energy Inc.	31,100	297
		57,739
Financials (17.8%)
HCP Inc.	101,944	3,668
Host Hotels & Resorts Inc.	218,887	3,169
Discover Financial Services	188,676	3,147
Regions Financial Corp.	413,708	3,008
AvalonBay Communities Inc.	28,745	2,987
Ventas Inc.	54,340	2,802
* CIT Group Inc.	65,938	2,692
XL Group PLC Class A	118,654	2,570
Unum Group	115,445	2,557
Lincoln National Corp.	104,837	2,508
KeyCorp	305,003	2,428
New York Community Bancorp Inc.	143,522	2,332
* IntercontinentalExchange Inc.	21,749	2,278
Comerica Inc.	61,127	2,271
Kimco Realty Corp.	140,691	2,216
Health Care REIT Inc.	45,969	2,176
* Genworth Financial Inc. Class A	169,693	2,074
PartnerRe Ltd.	25,727	2,063
Plum Creek Timber Co. Inc.	56,506	1,995
ProLogis	165,335	1,948
* SLM Corp.	168,518	1,946
Macerich Co.	44,937	1,930
* CB Richard Ellis Group Inc. Class A	100,407	1,835
Digital Realty Trust Inc.	29,496	1,820

Willis Group Holdings PLC	58,912	1,816
Everest Re Group Ltd.	20,462	1,769
Federal Realty Investment Trust	21,270	1,737
Legg Mason Inc.	56,850	1,723
SL Green Realty Corp.	27,051	1,713
People's United Financial Inc.	129,989	1,702
* American International Group Inc.	42,237	1,651
Assurant Inc.	40,364	1,643
* Leucadia National Corp.	67,493	1,594
Nationwide Health Properties Inc.	40,702	1,574
Cincinnati Financial Corp.	53,811	1,552
AMB Property Corp.	58,426	1,547
* Arch Capital Group Ltd.	18,124	1,519
Torchmark Corp.	28,556	1,517
Huntington Bancshares Inc.	248,614	1,410
Rayonier Inc.	27,752	1,391
Axis Capital Holdings Ltd.	41,726	1,374
UDR Inc.	62,194	1,314
WR Berkley Corp.	47,890	1,296
Realty Income Corp.	37,857	1,277
Liberty Property Trust	39,284	1,253
RenaissanceRe Holdings Ltd.	20,836	1,249
Reinsurance Group of America Inc. Class A	25,399	1,227
Marshall & Ilsley Corp.	173,683	1,223
Fidelity National Financial Inc. Class A	75,914	1,193
Eaton Vance Corp.	40,978	1,190
Zions Bancorporation	55,554	1,187
* Affiliated Managers Group Inc.	14,687	1,146
Transatlantic Holdings Inc.	22,358	1,136
Regency Centers Corp.	28,452	1,123
* Markel Corp.	3,234	1,114
Old Republic International Corp.	79,447	1,100
HCC Insurance Holdings Inc.	39,985	1,043
Cullen/Frost Bankers Inc.	18,910	1,019
Duke Realty Corp.	85,952	996
Hospitality Properties Trust	42,946	959
SEI Investments Co.	46,261	941
Assured Guaranty Ltd.	54,575	934
Commerce Bancshares Inc.	24,663	927
* NASDAQ OMX Group Inc.	47,055	914
* First Horizon National Corp.	79,950	912
Jefferies Group Inc.	38,803	880
Raymond James Financial Inc.	34,468	873
Weingarten Realty Investors	39,769	868
City National Corp.	16,196	860
Brown & Brown Inc.	42,075	849
White Mountains Insurance Group Ltd.	2,728	841
American Financial Group Inc.	27,028	827
* St. Joe Co.	32,113	799
Associated Banc-Corp	57,028	752
Federated Investors Inc. Class B	32,306	735
TCF Financial Corp.	44,611	722
Janus Capital Group Inc.	64,004	701
Greenhill & Co. Inc.	8,713	691
Validus Holdings Ltd.	25,263	666
BOK Financial Corp.	9,415	425
Mercury General Corp.	9,479	387
TFS Financial Corp.	32,441	298

Capitol Federal Financial	7,849	194
CBOE Holdings Inc.	4,194	84
		124,777
Health Care (10.4%)
* Hospira Inc.	57,531	3,280
AmerisourceBergen Corp. Class A	97,966	3,004
* Humana Inc.	59,000	2,964
* Life Technologies Corp.	63,340	2,957
* Edwards Lifesciences Corp.	39,192	2,628
* Varian Medical Systems Inc.	42,847	2,592
* DaVita Inc.	36,000	2,485
* Vertex Pharmaceuticals Inc.	69,579	2,405
* Waters Corp.	32,211	2,280
* Illumina Inc.	42,195	2,076
* Cerner Corp.	24,220	2,034
* Mylan Inc.	107,101	2,015
* Alexion Pharmaceuticals Inc.	31,011	1,996
* Human Genome Sciences Inc.	64,926	1,934
* Dendreon Corp.	46,871	1,930
* CareFusion Corp.	77,151	1,917
* Henry Schein Inc.	31,686	1,856
Perrigo Co.	28,455	1,827
* ResMed Inc.	52,564	1,725
* Watson Pharmaceuticals Inc.	38,896	1,646
* Cephalon Inc.	26,110	1,630
DENTSPLY International Inc.	48,211	1,541
* Mettler-Toledo International Inc.	11,694	1,455
* Hologic Inc.	89,868	1,439
* Endo Pharmaceuticals Holdings Inc.	40,387	1,343
* IDEXX Laboratories Inc.	19,980	1,233
Universal Health Services Inc. Class B	31,237	1,214
Beckman Coulter Inc.	24,397	1,190
* Coventry Health Care Inc.	51,282	1,104
* Covance Inc.	22,435	1,050
* Amylin Pharmaceuticals Inc.	49,899	1,040
* Community Health Systems Inc.	32,929	1,020
Omnicare Inc.	41,820	999
Pharmaceutical Product Development Inc.	39,115	970
* Health Net Inc.	34,505	938
Patterson Cos. Inc.	32,015	917
Warner Chilcott PLC Class A	39,297	882
* King Pharmaceuticals Inc.	86,775	864
Lincare Holdings Inc.	34,283	860
* Alere Inc.	27,493	850
* Gen-Probe Inc.	17,199	834
* Kinetic Concepts Inc.	22,372	818
* Charles River Laboratories International Inc.	22,943	761
Techne Corp.	12,294	759
* Bio-Rad Laboratories Inc. Class A	6,605	598
* Myriad Genetics Inc.	34,018	558
* Abraxis BioScience Inc.	2,810	217
Valeant Pharmaceuticals International Inc.	4,334	109
		72,744
Industrials (12.1%)
Dover Corp.	64,747	3,380
Goodrich Corp.	43,386	3,199
* Delta Air Lines Inc.	273,925	3,189

Rockwell Collins Inc.	54,606	3,181
Rockwell Automation Inc.	49,409	3,050
Cooper Industries PLC	58,128	2,844
WW Grainger Inc.	21,479	2,558
Joy Global Inc.	35,671	2,508
Fastenal Co.	46,028	2,448
Flowserve Corp.	19,416	2,125
Roper Industries Inc.	32,591	2,124
* UAL Corp.	83,968	1,984
Textron Inc.	94,813	1,949
* Stericycle Inc.	27,819	1,933
Bucyrus International Inc. Class A	26,712	1,852
AMETEK Inc.	36,838	1,760
Pall Corp.	40,631	1,692
* Jacobs Engineering Group Inc.	43,323	1,677
Pitney Bowes Inc.	71,924	1,538
Manpower Inc.	28,459	1,486
Iron Mountain Inc.	63,601	1,421
* Quanta Services Inc.	72,976	1,392
KBR Inc.	55,801	1,375
Masco Corp.	124,839	1,374
Equifax Inc.	44,007	1,373
* Kansas City Southern	35,225	1,318
Cintas Corp.	47,827	1,318
Dun & Bradstreet Corp.	17,473	1,295
Robert Half International Inc.	49,401	1,284
Avery Dennison Corp.	34,570	1,283
* AGCO Corp.	32,251	1,258
RR Donnelley & Sons Co.	71,791	1,218
Donaldson Co. Inc.	25,344	1,194
Pentair Inc.	34,326	1,154
JB Hunt Transport Services Inc.	33,162	1,151
* Verisk Analytics Inc. Class A	39,164	1,097
SPX Corp.	17,323	1,096
* URS Corp.	28,797	1,094
* Foster Wheeler AG	44,190	1,081
* Owens Corning	40,191	1,030
* Shaw Group Inc.	29,289	983
* IHS Inc. Class A	14,416	980
* Navistar International Corp.	22,167	967
* Terex Corp.	37,779	866
* Alliant Techsystems Inc.	11,466	865
* Babcock & Wilcox Co.	40,014	852
MSC Industrial Direct Co. Class A	15,561	841
* Hertz Global Holdings Inc.	78,650	833
* Copart Inc.	24,866	820
Ryder System Inc.	18,566	794
* Aecom Technology Corp.	31,891	774
* Spirit Aerosystems Holdings Inc. Class A	36,526	728
* AMR Corp.	115,901	727
Covanta Holding Corp.	45,823	722
Harsco Corp.	28,007	688
* Continental Airlines Inc. Class B	24,380	606
* FTI Consulting Inc.	16,320	566
* Sensata Technologies Holding NV	11,895	235
		85,130

Information Technology (15.8%)
* Salesforce.com Inc.	40,131	4,487
* Citrix Systems Inc.	64,445	4,398
Altera Corp.	104,611	3,155
* Akamai Technologies Inc.	59,670	2,994
Amphenol Corp. Class A	60,166	2,947
* SanDisk Corp.	79,731	2,922
* F5 Networks Inc.	27,742	2,880
* Fiserv Inc.	52,945	2,849
* Red Hat Inc.	65,398	2,681
* McAfee Inc.	54,127	2,558
* BMC Software Inc.	62,974	2,549
* Autodesk Inc.	79,532	2,543
Xilinx Inc.	94,946	2,527
Computer Sciences Corp.	53,501	2,461
Linear Technology Corp.	77,739	2,389
* Western Digital Corp.	79,458	2,256
* Micron Technology Inc.	310,297	2,237
* Teradata Corp.	57,908	2,233
* SAIC Inc.	134,151	2,144
KLA-Tencor Corp.	58,958	2,077
* VeriSign Inc.	63,578	2,018
Microchip Technology Inc.	63,900	2,010
Harris Corp.	44,995	1,993
* Seagate Technology PLC	169,049	1,991
Maxim Integrated Products Inc.	104,854	1,941
* Cree Inc.	35,465	1,925
* Electronic Arts Inc.	114,320	1,878
* Lam Research Corp.	43,873	1,836
* Rovi Corp.	35,341	1,782
* Flextronics International Ltd.	283,158	1,710
* Equinix Inc.	15,188	1,554
* Hewitt Associates Inc. Class A	30,726	1,549
* Trimble Navigation Ltd.	42,183	1,478
* Avnet Inc.	52,735	1,424
* Advanced Micro Devices Inc.	198,714	1,413
* FLIR Systems Inc.	53,232	1,368
* ANSYS Inc.	31,472	1,330
* Synopsys Inc.	51,892	1,285
* Nuance Communications Inc.	80,757	1,263
Factset Research Systems Inc.	15,365	1,247
Global Payments Inc.	28,388	1,218
* Lexmark International Inc. Class A	27,253	1,216
* Alliance Data Systems Corp.	18,531	1,209
* Arrow Electronics Inc.	42,140	1,126
Lender Processing Services Inc.	32,980	1,096
Broadridge Financial Solutions Inc.	47,251	1,081
* ON Semiconductor Corp.	149,419	1,077
National Semiconductor Corp.	82,595	1,055
* Dolby Laboratories Inc. Class A	18,445	1,048
* LSI Corp.	227,431	1,037
Jabil Circuit Inc.	68,040	980
* Ingram Micro Inc.	57,578	971
Tellabs Inc.	126,871	945
* MEMC Electronic Materials Inc.	78,919	941
* AOL Inc.	37,048	917
* IAC/InterActiveCorp	34,702	912
* Brocade Communications Systems Inc.	154,650	903

Total System Services Inc.	58,451	891
* Novellus Systems Inc.	33,377	887
* Avago Technologies Ltd.	37,397	842
* NCR Corp.	55,699	759
Molex Inc.	31,277	655
DST Systems Inc.	13,006	583
Molex Inc. Class A	16,068	281
		110,912
Materials (6.7%)
Cliffs Natural Resources Inc.	46,953	3,001
Sigma-Aldrich Corp.	42,079	2,541
Lubrizol Corp.	23,603	2,501
CF Industries Holdings Inc.	24,586	2,348
United States Steel Corp.	49,730	2,180
Airgas Inc.	27,429	1,864
Eastman Chemical Co.	25,125	1,859
Ball Corp.	30,482	1,794
Celanese Corp. Class A	54,281	1,742
Vulcan Materials Co.	44,384	1,639
FMC Corp.	23,895	1,635
* Crown Holdings Inc.	56,205	1,611
* Owens-Illinois Inc.	57,199	1,605
* Pactiv Corp.	46,047	1,519
Walter Energy Inc.	18,612	1,513
MeadWestvaco Corp.	59,379	1,448
Allegheny Technologies Inc.	30,679	1,425
International Flavors & Fragrances Inc.	27,615	1,340
Albemarle Corp.	28,542	1,336
Ashland Inc.	25,788	1,258
Sealed Air Corp.	55,284	1,243
Nalco Holding Co.	48,049	1,211
Martin Marietta Materials Inc.	15,698	1,208
Bemis Co. Inc.	37,905	1,203
Sonoco Products Co.	34,856	1,166
Valspar Corp.	32,821	1,045
Reliance Steel & Aluminum Co.	24,476	1,017
Steel Dynamics Inc.	71,314	1,006
Scotts Miracle-Gro Co. Class A	16,264	841
* Titanium Metals Corp.	31,296	625
Greif Inc. Class A	8,536	502
		47,226
Telecommunication Services (1.7%)
Frontier Communications Corp.	338,619	2,766
* NII Holdings Inc.	58,042	2,386
Windstream Corp.	167,674	2,061
* SBA Communications Corp. Class A	38,611	1,556
* MetroPCS Communications Inc.	86,017	900
Telephone & Data Systems Inc.	18,738	615
* Level 3 Communications Inc.	578,117	542
Telephone & Data Systems Inc. - Special Common Shares	14,085	399
* United States Cellular Corp.	6,414	295
* Clearwire Corp. Class A	35,148	284
		11,804
Utilities (6.1%)
DTE Energy Co.	58,371	2,681
Wisconsin Energy Corp.	40,546	2,344
CenterPoint Energy Inc.	137,552	2,162

Constellation Energy Group Inc.			66,468	2,143
* NRG Energy Inc.			88,517	1,843
Northeast Utilities			61,052	1,805
NiSource Inc.			96,083	1,672
SCANA Corp.			40,839	1,647
Oneok Inc.			34,950	1,574
Pinnacle West Capital Corp.			37,570	1,550
* Calpine Corp.			123,241	1,534
NSTAR			37,123	1,461
Allegheny Energy Inc.			58,954	1,446
Pepco Holdings Inc.			77,541	1,442
CMS Energy Corp.			79,959	1,441
American Water Works Co. Inc.			60,715	1,413
Alliant Energy Corp.			38,524	1,400
Integrys Energy Group Inc.			26,749	1,393
OGE Energy Corp.			33,649	1,342
National Fuel Gas Co.			24,171	1,252
MDU Resources Group Inc.			62,122	1,239
TECO Energy Inc.			70,705	1,225
UGI Corp.			37,874	1,084
Energen Corp.			23,684	1,083
DPL Inc.			41,312	1,079
NV Energy Inc.			81,736	1,075
AGL Resources Inc.			27,053	1,038
Aqua America Inc.			47,672	972
* Mirant Corp.			50,637	504
				42,844
Total Common Stocks (Cost $729,935)				702,484
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.261%		2,528,371	2,528

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.271%	6/7/11	100	100
Total Temporary Cash Investments (Cost $2,628)				2,628
Total Investments (100.5%) (Cost $732,563)				705,112
Other Assets and Liabilities-Net (-0.5%)[3]				(3,313)
Net Assets (100%)				701,799

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $579,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $591,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	702,484	—	—
Temporary Cash Investments	2,528	100	—
Total	705,012	100	—

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard Mid-Cap Index Portfolio

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2010	2	160	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $732,563,000. Net unrealized depreciation of investment securities for tax purposes was $27,451,000, consisting of unrealized gains of $96,098,000 on securities that had risen in value since their purchase and $123,549,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.1%)
Diversified REITs (8.6%)
Vornado Realty Trust	244,975	20,953
Liberty Property Trust	169,496	5,407
Washington Real Estate Investment Trust	90,944	2,885
PS Business Parks Inc.	29,275	1,656
Colonial Properties Trust	99,811	1,616
Cousins Properties Inc.	137,099	979
Investors Real Estate Trust	111,666	936
Retail Opportunity Investments Corp.	62,455	598
Winthrop Realty Trust	35,207	435
CapLease Inc.	77,772	435
		35,900
Industrial REITs (5.1%)
ProLogis	713,475	8,405
AMB Property Corp.	251,475	6,657
DuPont Fabros Technology Inc.	85,292	2,145
EastGroup Properties Inc.	40,414	1,511
DCT Industrial Trust Inc.	312,398	1,496
First Potomac Realty Trust	55,169	827
* First Industrial Realty Trust Inc.	83,459	423
		21,464
Office REITs (17.0%)
Boston Properties Inc.	208,069	17,295
Digital Realty Trust Inc.	126,869	7,828
SL Green Realty Corp.	116,586	7,383
Alexandria Real Estate Equities Inc.	81,010	5,671
Duke Realty Corp.	371,018	4,300
Mack-Cali Realty Corp.	118,822	3,887
Highwoods Properties Inc.	107,099	3,477
BioMed Realty Trust Inc.	192,555	3,451
Corporate Office Properties Trust	88,156	3,289
Douglas Emmett Inc.	164,646	2,883
CommonWealth REIT	108,002	2,765
Kilroy Realty Corp.	78,164	2,590
Brandywine Realty Trust	196,381	2,406
Franklin Street Properties Corp.	107,641	1,337
Lexington Realty Trust	169,324	1,212
Government Properties Income Trust	43,963	1,174
Parkway Properties Inc.	32,536	481
		71,429
Residential REITs (16.8%)
Equity Residential	423,434	20,143
AvalonBay Communities Inc.	124,144	12,902
UDR Inc.	268,220	5,665
Essex Property Trust Inc.	45,013	4,926
Camden Property Trust	98,545	4,727
BRE Properties Inc.	95,567	3,966
Apartment Investment & Management Co.	174,927	3,740
American Campus Communities Inc.	97,055	2,954

Home Properties Inc.	54,396	2,878
Mid-America Apartment Communities Inc.	45,034	2,625
Equity Lifestyle Properties Inc.	43,233	2,355
Post Properties Inc.	72,679	2,029
Sun Communities Inc.	25,770	791
Education Realty Trust Inc.	85,041	608
		70,309
Retail REITs (25.2%)
Simon Property Group Inc.	438,017	40,622
Kimco Realty Corp.	607,179	9,563
Macerich Co.	194,270	8,344
Federal Realty Investment Trust	91,811	7,497
^ Realty Income Corp.	162,764	5,488
Regency Centers Corp.	122,312	4,828
Weingarten Realty Investors	170,822	3,727
Taubman Centers Inc.	81,694	3,644
Developers Diversified Realty Corp.	318,187	3,570
National Retail Properties Inc.	124,596	3,129
Tanger Factory Outlet Centers	60,635	2,858
CBL & Associates Properties Inc.	196,289	2,564
Acadia Realty Trust	59,775	1,136
Alexander's Inc.	3,434	1,084
Equity One Inc.	61,982	1,046
Inland Real Estate Corp.	114,429	951
Pennsylvania Real Estate Investment Trust	76,215	904
Getty Realty Corp.	32,922	883
Saul Centers Inc.	20,615	865
Glimcher Realty Trust	123,369	759
Ramco-Gershenson Properties Trust	52,804	565
Urstadt Biddle Properties Inc. Class A	31,013	561
Cedar Shopping Centers Inc.	86,825	528
Kite Realty Group Trust	94,278	419
		105,535
Specialized REITs (27.4%)
Public Storage	216,092	20,970
HCP Inc.	439,884	15,827
Host Hotels & Resorts Inc.	944,406	13,675
Ventas Inc.	234,806	12,109
Health Care REIT Inc.	198,411	9,393
Nationwide Health Properties Inc.	175,571	6,789
Senior Housing Properties Trust	190,681	4,481
Hospitality Properties Trust	184,489	4,120
Omega Healthcare Investors Inc.	139,126	3,123
Entertainment Properties Trust	69,445	2,999
LaSalle Hotel Properties	104,516	2,445
Healthcare Realty Trust Inc.	93,196	2,180
DiamondRock Hospitality Co.	226,242	2,147
Extra Space Storage Inc.	124,216	1,992
Medical Properties Trust Inc.	166,565	1,689
National Health Investors Inc.	37,392	1,647
Sovran Self Storage Inc.	41,291	1,565
* Sunstone Hotel Investors Inc.	147,374	1,337
U-Store-It Trust	125,272	1,046
Hersha Hospitality Trust	195,647	1,013
1 Pebblebrook Hotel Trust	53,353	961
* Strategic Hotels & Resorts Inc.	211,427	896
LTC Properties Inc.	34,884	890

* FelCor Lodging Trust Inc.		139,046	640
* Ashford Hospitality Trust Inc.		66,595	603
Universal Health Realty Income Trust		17,277	594
			115,131
Total Real Estate Investment Trusts (Cost $512,197)			419,768
	Coupon
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund (Cost
$3,293)	0.261%	3,293,000	3,293

Total Investments (100.9%) (Cost $515,490)			423,061
Other Assets and Liabilities-Net (-0.9%)[3]			(3,672)
Net Assets (100%)			419,389

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,055,000.
1 Non-income producing security - new issue that has not paid a dividend as of September 30, 2010.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,096,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2010, 100% of the portfolio's investments were valued based on Level 1 inputs.

C. At September 30, 2010, the cost of investment securities for tax purposes was $514,714,000. This cost reflects management’s estimate of return of capital distributions received from REITs. Net unrealized depreciation of investment securities for tax purposes was $91,653,000, consisting of unrealized gains of $21,896,000 on securities that had risen in value since their purchase and $113,549,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (96.7%)[1]
Consumer Discretionary (14.5%)
*	Modine Manufacturing Co.	383,200	4,970
	Monro Muffler Brake Inc.	80,425	3,708
*	Steven Madden Ltd.	82,327	3,380
*	GameStop Corp. Class A	163,790	3,228
*,^ Coinstar Inc.		74,050	3,183
	Regis Corp.	150,350	2,876
	Cinemark Holdings Inc.	174,650	2,812
*	Buffalo Wild Wings Inc.	54,450	2,608
	Matthews International Corp. Class A	68,600	2,426
	Aaron's Inc.	130,755	2,412
*	WMS Industries Inc.	61,000	2,322
*	MarineMax Inc.	326,800	2,301
*	ITT Educational Services Inc.	31,800	2,235
*	Kenneth Cole Productions Inc. Class A	125,000	2,084
*	O'Reilly Automotive Inc.	38,100	2,027
*	True Religion Apparel Inc.	91,030	1,943
*	Tempur-Pedic International Inc.	60,486	1,875
	American Eagle Outfitters Inc.	113,500	1,698
*	JOS A Bank Clothiers Inc.	39,000	1,662
*	Pier 1 Imports Inc.	184,500	1,511
*	Interpublic Group of Cos. Inc.	150,000	1,505
	Sotheby's	39,500	1,454
*	TRW Automotive Holdings Corp.	34,200	1,421
*	Panera Bread Co. Class A	15,800	1,400
*	Wet Seal Inc. Class A	408,000	1,383
*	BJ's Restaurants Inc.	48,300	1,360
*	Dress Barn Inc.	56,000	1,330
	Foot Locker Inc.	85,200	1,238
*	Fossil Inc.	22,900	1,232
	DeVry Inc.	24,900	1,225
*	Valassis Communications Inc.	36,086	1,223
	Williams-Sonoma Inc.	38,000	1,205
	Brinker International Inc.	60,543	1,142
*	Warnaco Group Inc.	22,100	1,130
*	Capella Education Co.	14,100	1,094
*	Aeropostale Inc.	46,909	1,091
	Tupperware Brands Corp.	23,707	1,085
*	Big Lots Inc.	32,000	1,064
*	Jo-Ann Stores Inc.	23,208	1,034
*	Sinclair Broadcast Group Inc. Class A	140,300	985
	Ross Stores Inc.	17,416	951
*	Talbots Inc.	66,710	874
*	Chipotle Mexican Grill Inc. Class A	4,900	843
*	J Crew Group Inc.	21,900	736
*	Lumber Liquidators Holdings Inc.	29,754	731
	Bebe Stores Inc.	99,150	715
	Leggett & Platt Inc.	31,300	712
*	Domino's Pizza Inc.	50,383	666

*	Select Comfort Corp.	97,400	660
	Polaris Industries Inc.	9,800	638
	PetSmart Inc.	17,900	627
*	Dorman Products Inc.	20,138	621
*,^ AutoNation Inc.		26,300	611
*	CEC Entertainment Inc.	15,900	546
	Cracker Barrel Old Country Store Inc.	10,500	533
*	Shiloh Industries Inc.	52,900	512
*	Deer Consumer Products Inc.	52,400	504
	PF Chang's China Bistro Inc.	8,052	372
	Finish Line Inc. Class A	25,800	359
*	Deckers Outdoor Corp.	6,300	315
	Cooper Tire & Rubber Co.	15,300	300
	Cato Corp. Class A	10,824	290
*	Career Education Corp.	13,200	283
*	Jack in the Box Inc.	13,000	279
*	LIN TV Corp. Class A	62,100	276
*	DineEquity Inc.	5,500	247
	John Wiley & Sons Inc. Class A	5,712	233
*	New York Times Co. Class A	28,300	219
*	American Axle & Manufacturing Holdings Inc.	22,200	200
*	Sally Beauty Holdings Inc.	16,042	180
	National Presto Industries Inc.	1,675	178
	PRIMEDIA Inc.	45,600	173
*	Perry Ellis International Inc.	7,300	160
*	Timberland Co. Class A	6,418	127
*	Cheesecake Factory Inc.	4,800	127
	Thor Industries Inc.	3,800	127
	Sturm Ruger & Co. Inc.	9,251	126
*	HSN Inc.	3,800	114
*	Kirkland's Inc.	7,435	103
*	Caribou Coffee Co. Inc.	9,331	97
	Wolverine World Wide Inc.	3,200	93
*	Lincoln Educational Services Corp.	6,400	92
*	Drew Industries Inc.	4,300	90
*	DSW Inc. Class A	3,100	89
	Weight Watchers International Inc.	2,600	81
*	Papa John's International Inc.	2,100	55
*	Gymboree Corp.	1,200	50
*	Maidenform Brands Inc.	1,700	49
*	AFC Enterprises Inc.	3,891	48
*	Ruth's Hospitality Group Inc.	9,300	37
*	Destination Maternity Corp.	900	30
*	Knology Inc.	2,200	30
			92,971
Consumer Staples (3.6%)
	Ruddick Corp.	178,470	6,189
	Pricesmart Inc.	139,940	4,076
	Calavo Growers Inc.	100,000	2,168
	Diamond Foods Inc.	50,100	2,054
	Herbalife Ltd.	26,300	1,587
*	Constellation Brands Inc. Class A	79,050	1,398
*	Boston Beer Co. Inc. Class A	20,500	1,371
	Nu Skin Enterprises Inc. Class A	30,000	864
	Lancaster Colony Corp.	16,275	773

*	Whole Foods Market Inc.	20,500	761
	Sanderson Farms Inc.	14,000	606
*	Revlon Inc. Class A	45,210	571
	National Beverage Corp.	25,800	361
*	United Natural Foods Inc.	9,100	302
	Spartan Stores Inc.	15,350	223
	Casey's General Stores Inc.	1,057	44
			23,348
Energy (2.8%)
*	Tesco Corp.	226,475	2,724
*,^ Clean Energy Fuels Corp.		116,080	1,649
	Core Laboratories NV	18,000	1,585
	SM Energy Co.	37,930	1,421
*	SandRidge Energy Inc.	200,427	1,138
	CARBO Ceramics Inc.	13,430	1,088
*	Atwood Oceanics Inc.	35,230	1,073
	EXCO Resources Inc.	70,900	1,054
*	Forest Oil Corp.	34,400	1,022
*	Whiting Petroleum Corp.	10,100	965
*	Oceaneering International Inc.	15,910	857
*	Rowan Cos. Inc.	24,000	729
	Frontline Ltd.	14,200	404
	Ship Finance International Ltd.	18,200	354
*	Gulfport Energy Corp.	23,800	329
*	Energy XXI Bermuda Ltd.	14,000	324
*	McMoRan Exploration Co.	18,400	317
*	Tetra Technologies Inc.	20,500	209
*	James River Coal Co.	11,200	196
*	Brigham Exploration Co.	7,270	136
	World Fuel Services Corp.	4,400	114
	W&T Offshore Inc.	9,800	104
*	Cloud Peak Energy Inc.	5,600	102
*	Venoco Inc.	4,300	84
*	Westmoreland Coal Co.	6,200	61
*	Warren Resources Inc.	6,300	25
			18,064
Exchange-Traded Fund (1.1%)
2	Vanguard Small-Cap Growth ETF	104,300	6,966

Financials (4.9%)
	Cash America International Inc.	121,905	4,267
*	Safeguard Scientifics Inc.	322,791	4,045
*	FirstService Corp.	158,800	3,830
*	Harris & Harris Group Inc.	647,850	2,766
	Waddell & Reed Financial Inc. Class A	62,550	1,711
*	CB Richard Ellis Group Inc. Class A	66,051	1,207
*	MHI Hospitality Corp.	426,800	1,110
	Jones Lang LaSalle Inc.	11,900	1,027
*	Credit Acceptance Corp.	16,914	1,024
	Erie Indemnity Co. Class A	14,600	818
	Federated Investors Inc. Class B	32,300	735
	Nelnet Inc. Class A	31,332	717
	QC Holdings Inc.	179,510	698
	Jefferies Group Inc.	30,200	685

Digital Realty Trust Inc.	11,022	680
Axis Capital Holdings Ltd.	19,600	646
BOK Financial Corp.	13,573	613
Westamerica Bancorporation	11,095	605
SEI Investments Co.	26,700	543
Endurance Specialty Holdings Ltd.	10,080	401
* World Acceptance Corp.	8,900	393
Associated Estates Realty Corp.	25,915	362
MVC Capital Inc.	27,761	360
Equity Lifestyle Properties Inc.	5,700	311
Sun Communities Inc.	8,800	270
Highwoods Properties Inc.	7,200	234
PS Business Parks Inc.	3,532	200
GAMCO Investors Inc.	3,867	149
* First Cash Financial Services Inc.	4,600	128
* Signature Bank	3,000	117
* Cardtronics Inc.	7,300	113
First Financial Bankshares Inc.	2,300	108
Mid-America Apartment Communities Inc.	1,600	93
Life Partners Holdings Inc.	4,200	80
Solar Capital Ltd.	2,900	62
Apartment Investment & Management Co.	2,700	58
Federal Realty Investment Trust	700	57
FBL Financial Group Inc. Class A	1,200	31
Potlatch Corp.	600	20
		31,274
Health Care (22.0%)
* Angiodynamics Inc.	503,210	7,669
* QLT Inc.	1,039,957	6,552
* Nektar Therapeutics	437,250	6,458
* Cubist Pharmaceuticals Inc.	268,300	6,276
* Crucell NV ADR	162,650	5,410
* Luminex Corp.	333,450	5,335
* Alkermes Inc.	332,350	4,869
* Parexel International Corp.	204,050	4,720
* Regeneron Pharmaceuticals Inc.	167,700	4,595
* Bruker Corp.	321,850	4,516
* Seattle Genetics Inc.	282,850	4,393
* BioMarin Pharmaceutical Inc.	187,400	4,188
* Bio-Rad Laboratories Inc. Class A	46,050	4,168
Invacare Corp.	140,500	3,725
* Questcor Pharmaceuticals Inc.	322,000	3,194
* LeMaitre Vascular Inc.	421,186	2,969
* ICON PLC ADR	130,900	2,830
* Haemonetics Corp.	47,650	2,789
* MWI Veterinary Supply Inc.	46,750	2,698
* Onyx Pharmaceuticals Inc.	98,950	2,610
* Harvard Bioscience Inc.	674,700	2,564
* Vascular Solutions Inc.	209,986	2,411
* Dusa Pharmaceuticals Inc.	933,800	2,288
* Durect Corp.	859,250	2,182
* Spectrum Pharmaceuticals Inc.	522,900	2,180
West Pharmaceutical Services Inc.	58,900	2,021
* ResMed Inc.	54,290	1,781
* Palomar Medical Technologies Inc.	154,800	1,599

* Mettler-Toledo International Inc.	12,700	1,580
* Cynosure Inc. Class A	151,300	1,545
* Immunogen Inc.	243,150	1,525
* Isis Pharmaceuticals Inc.	174,350	1,465
* Cutera Inc.	162,300	1,315
Lincare Holdings Inc.	47,300	1,187
* Health Management Associates Inc. Class A	154,500	1,183
STERIS Corp.	34,900	1,159
* Emergency Medical Services Corp. Class A	21,100	1,124
* Alexion Pharmaceuticals Inc.	17,300	1,113
Perrigo Co.	16,224	1,042
* American Medical Systems Holdings Inc.	52,700	1,032
Medicis Pharmaceutical Corp. Class A	34,400	1,020
* Targacept Inc.	45,000	1,005
* Community Health Systems Inc.	31,400	972
* PDI Inc.	105,350	921
* Sucampo Pharmaceuticals Inc. Class A	244,800	918
Universal Health Services Inc. Class B	22,800	886
* Dionex Corp.	9,900	856
* Tenet Healthcare Corp.	181,100	855
* Mylan Inc.	44,200	831
* Nabi Biopharmaceuticals	170,500	818
* SXC Health Solutions Corp.	22,400	817
* Savient Pharmaceuticals Inc.	35,400	810
Chemed Corp.	12,700	724
* Cepheid Inc.	36,600	685
* Caliper Life Sciences Inc.	160,400	640
Owens & Minor Inc.	19,000	541
* Sirona Dental Systems Inc.	14,400	519
Valeant Pharmaceuticals International Inc.	18,521	464
* Impax Laboratories Inc.	23,100	457
* Catalyst Health Solutions Inc.	11,600	408
* Arthrocare Corp.	14,600	397
* BMP Sunstone Corp.	51,507	391
PDL BioPharma Inc.	72,500	381
* Gentiva Health Services Inc.	15,500	339
* Viropharma Inc.	17,900	267
* LHC Group Inc.	11,000	255
* Psychiatric Solutions Inc.	6,300	211
* Cyberonics Inc.	6,100	163
* Kinetic Concepts Inc.	4,200	154
* PSS World Medical Inc.	6,200	133
* Corvel Corp.	2,800	119
* Healthsouth Corp.	5,935	114
Ensign Group Inc.	6,000	108
* Hi-Tech Pharmacal Co. Inc.	4,000	81
* Akorn Inc.	15,600	63
* Accelrys Inc.	8,500	59
* Enzon Pharmaceuticals Inc.	4,700	53
* Kensey Nash Corp.	1,800	52
* Bio-Reference Labs Inc.	2,466	51
* Metropolitan Health Networks Inc.	12,900	49
* eResearchTechnology Inc.	6,200	46
* Genomic Health Inc.	2,200	29
* Santarus Inc.	9,100	27

*	Continucare Corp.	6,314	27
*	Providence Service Corp.	1,500	25
*	Sciclone Pharmaceuticals Inc.	9,200	24
			141,025
Industrials (16.9%)
*	Ladish Co. Inc.	230,758	7,184
	Kennametal Inc.	224,250	6,936
	Comfort Systems USA Inc.	442,730	4,750
	Tennant Co.	149,900	4,632
	MSC Industrial Direct Co. Class A	84,020	4,540
*	RBC Bearings Inc.	128,450	4,365
*	Titan Machinery Inc.	260,500	4,246
	Kaman Corp.	143,200	3,753
*,^ EnerNOC Inc.		104,550	3,284
*	Genesee & Wyoming Inc. Class A	67,630	2,934
	Watsco Inc.	50,970	2,838
*	TrueBlue Inc.	185,970	2,538
*	GeoEye Inc.	61,050	2,471
*	Advisory Board Co.	49,910	2,204
*	Exponent Inc.	60,098	2,019
*	DigitalGlobe Inc.	64,830	1,971
*	Korn/Ferry International	110,000	1,819
*	United Stationers Inc.	33,400	1,787
*	Beacon Roofing Supply Inc.	122,000	1,778
*	Ceco Environmental Corp.	269,100	1,612
*	Celadon Group Inc.	115,970	1,602
*	Stericycle Inc.	22,290	1,549
	Pall Corp.	36,800	1,532
*	UAL Corp.	59,900	1,415
	Healthcare Services Group Inc.	61,470	1,401
*	Navistar International Corp.	30,000	1,309
	Toro Co.	22,000	1,237
*	LaBarge Inc.	95,006	1,187
*	Alliant Techsystems Inc.	15,500	1,169
*	IHS Inc. Class A	17,100	1,163
*	ArvinMeritor Inc.	73,921	1,149
*	Polypore International Inc.	37,300	1,125
*	Sauer-Danfoss Inc.	51,500	1,096
*	Oshkosh Corp.	38,000	1,045
*	Hawk Corp. Class A	23,600	1,021
*	Armstrong World Industries Inc.	24,300	1,009
*	Alaska Air Group Inc.	19,000	970
	Textainer Group Holdings Ltd.	36,100	965
	McGrath Rentcorp	39,440	945
*	Flow International Corp.	356,000	936
*	Owens Corning	36,500	935
	TAL International Group Inc.	36,500	884
*,^ American Superconductor Corp.		27,360	851
*	Corrections Corp. of America	33,200	819
	Federal Signal Corp.	151,000	814
	Equifax Inc.	25,820	806
*	Waste Connections Inc.	19,300	765
	Nordson Corp.	10,100	744
	Towers Watson & Co. Class A	15,100	743
*	JetBlue Airways Corp.	108,810	728

Regal-Beloit Corp.	11,600	681
* KAR Auction Services Inc.	52,900	667
Hubbell Inc. Class B	12,800	650
* Kirby Corp.	15,500	621
HNI Corp.	21,300	613
* Avis Budget Group Inc.	48,700	567
* M&F Worldwide Corp.	22,400	545
Cubic Corp.	12,970	529
* Trimas Corp.	25,338	376
* Quality Distribution Inc.	57,700	368
Allegiant Travel Co. Class A	8,400	355
Crane Co.	9,300	353
* Aecom Technology Corp.	13,800	335
Deluxe Corp.	12,100	231
* Hawaiian Holdings Inc.	31,197	187
* Geo Group Inc.	7,200	168
AAON Inc.	7,000	165
Encore Wire Corp.	6,500	133
ABM Industries Inc.	5,539	120
* GrafTech International Ltd.	7,400	116
* WABCO Holdings Inc.	2,200	92
Raven Industries Inc.	2,170	82
Vicor Corp.	4,700	69
* Michael Baker Corp.	1,800	59
* WESCO International Inc.	1,500	59
American Science & Engineering Inc.	800	59
* Altra Holdings Inc.	2,700	40
* ATC Technology Corp.	1,500	37
* GenCorp Inc.	7,200	35
* Park-Ohio Holdings Corp.	2,400	32
AZZ Inc.	700	30
Standex International Corp.	1,100	27
		107,976
Information Technology (24.2%)
* VeriFone Systems Inc.	197,570	6,138
* Acme Packet Inc.	143,618	5,449
* OSI Systems Inc.	123,610	4,490
* Netlogic Microsystems Inc.	162,120	4,471
* SuccessFactors Inc.	168,070	4,220
* Nanometrics Inc.	265,000	3,988
* Teradyne Inc.	346,719	3,862
* Sourcefire Inc.	130,150	3,754
* TiVo Inc.	401,460	3,637
* Parametric Technology Corp.	182,750	3,571
* Radiant Systems Inc.	205,580	3,515
* Netezza Corp.	126,580	3,411
* Ceva Inc.	227,700	3,256
* Littelfuse Inc.	72,770	3,180
* Mellanox Technologies Ltd.	146,200	2,871
* Atheros Communications Inc.	104,610	2,756
* Blue Coat Systems Inc.	113,266	2,725
* Riverbed Technology Inc.	58,810	2,681
* Compellent Technologies Inc.	147,130	2,675
* Verigy Ltd.	325,290	2,645
* Euronet Worldwide Inc.	141,810	2,551

*	Ariba Inc.	132,359	2,502
*	Progress Software Corp.	74,900	2,479
*	PMC - Sierra Inc.	326,530	2,403
*	AuthenTec Inc.	1,243,620	2,064
	Power Integrations Inc.	64,490	2,050
*	Polycom Inc.	73,311	2,000
*	Pericom Semiconductor Corp.	222,450	1,933
*	Red Hat Inc.	46,000	1,886
*	Rovi Corp.	37,234	1,877
*	MKS Instruments Inc.	103,200	1,856
	Electro Rent Corp.	125,500	1,667
	Black Box Corp.	51,850	1,662
*	Advanced Energy Industries Inc.	123,200	1,609
*	Cymer Inc.	40,370	1,497
*	Alliance Data Systems Corp.	22,000	1,436
*	DealerTrack Holdings Inc.	80,000	1,366
*	Trimble Navigation Ltd.	37,830	1,326
*	Gartner Inc.	45,000	1,325
*	Rambus Inc.	63,379	1,321
	Solera Holdings Inc.	27,723	1,224
*	NeuStar Inc. Class A	46,747	1,162
	Factset Research Systems Inc.	14,300	1,160
*	FEI Co.	56,530	1,106
*	TIBCO Software Inc.	61,500	1,091
*	Manhattan Associates Inc.	36,500	1,071
	MAXIMUS Inc.	17,300	1,065
	Opnet Technologies Inc.	58,100	1,055
	Global Payments Inc.	23,800	1,021
*	BTU International Inc.	147,147	1,018
*	Coherent Inc.	25,200	1,008
*	Vishay Intertechnology Inc.	101,500	983
*	Clicksoftware Technologies Ltd.	149,100	977
*	Ceragon Networks Ltd.	95,800	947
*,^ Shanda Interactive Entertainment Ltd. ADR		24,000	940
*	Varian Semiconductor Equipment Associates Inc.	31,570	909
*	PROS Holdings Inc.	94,600	878
*	Aviat Networks Inc.	206,935	846
*	Advanced Micro Devices Inc.	116,800	830
*	CSG Systems International Inc.	45,100	822
*	Monolithic Power Systems Inc.	50,000	816
*	Hewitt Associates Inc. Class A	15,400	777
*	Insight Enterprises Inc.	49,100	768
	Plantronics Inc.	22,100	747
*	NAPCO Security Technologies Inc.	379,541	740
*	Aruba Networks Inc.	34,067	727
*	Anixter International Inc.	13,000	702
*	RF Micro Devices Inc.	111,600	685
*	MICROS Systems Inc.	16,100	681
*	Lawson Software Inc.	80,263	680
	iGate Corp.	37,027	672
*	Atmel Corp.	80,900	644
*	Silicon Laboratories Inc.	17,500	641
*	Virtusa Corp.	65,000	630
*	QLogic Corp.	34,615	611
*	Veeco Instruments Inc.	17,100	596

*	Hypercom Corp.	89,400	581
*	Acxiom Corp.	36,172	574
*	Lattice Semiconductor Corp.	119,100	566
*	LivePerson Inc.	67,116	564
*	Skyworks Solutions Inc.	27,100	560
*	MercadoLibre Inc.	7,700	556
*	Novellus Systems Inc.	20,300	540
*	MIPS Technologies Inc. Class A	55,225	537
*,^ Power-One Inc.		56,200	511
	Jabil Circuit Inc.	34,800	501
*	Superconductor Technologies Inc.	250,000	425
*	Advanced Analogic Technologies Inc.	120,000	421
*	Zygo Corp.	41,768	409
*	Applied Micro Circuits Corp.	40,660	407
*	ON Semiconductor Corp.	54,650	394
*	Plexus Corp.	12,900	379
*	RADWARE Ltd.	11,000	378
	Jack Henry & Associates Inc.	14,400	367
	National Instruments Corp.	10,700	349
*	Benchmark Electronics Inc.	20,900	343
*	Mantech International Corp. Class A	7,900	313
*	Silicon Motion Technology Corp. ADR	47,400	260
*	Ulticom Inc.	27,520	218
	ADTRAN Inc.	6,000	212
*	DemandTec Inc.	22,390	211
*	InterDigital Inc.	7,000	207
*	ValueClick Inc.	14,900	195
*	Saba Software Inc.	33,465	182
	Blackbaud Inc.	7,000	168
*	Netscout Systems Inc.	8,145	167
*	Rudolph Technologies Inc.	19,200	160
*	Radisys Corp.	16,800	158
*	Volterra Semiconductor Corp.	7,200	155
*	Cirrus Logic Inc.	8,300	148
*	PDF Solutions Inc.	38,800	144
*	Diodes Inc.	7,400	126
*	Netgear Inc.	4,000	108
*	Quantum Corp.	49,900	106
	CTS Corp.	10,400	100
*	Interactive Intelligence Inc.	5,555	98
*	CACI International Inc. Class A	2,000	91
*	Lionbridge Technologies Inc.	20,900	90
	Micrel Inc.	9,100	90
*	Entropic Communications Inc.	8,600	83
*	Loral Space & Communications Inc.	1,393	73
	QAD Inc.	14,400	60
*	Guidance Software Inc.	8,900	52
	Diamond Management & Technology Consultants Inc. Class A	3,700	46
*	Ancestry.com Inc.	1,200	27
*	TriQuint Semiconductor Inc.	2,737	26
			154,771
Materials (5.4%)
	Sensient Technologies Corp.	187,750	5,724
*	OM Group Inc.	157,380	4,740
	Aptargroup Inc.	82,900	3,786

	Quaker Chemical Corp.			101,700	3,311
*	Fronteer Gold Inc.			311,340	2,235
	Arch Chemicals Inc.			49,760	1,746
*	Titanium Metals Corp.			59,600	1,190
	Ball Corp.			19,300	1,136
	Walter Energy Inc.			13,900	1,130
*	Ferro Corp.			85,500	1,102
	Lubrizol Corp.			9,800	1,039
	NewMarket Corp.			8,800	1,000
	Valspar Corp.			28,800	917
	Ashland Inc.			18,800	917
*	Crown Holdings Inc.			26,467	759
	Silgan Holdings Inc.			18,400	583
*	Clearwater Paper Corp.			6,680	508
*	Pactiv Corp.			13,630	450
	Rock-Tenn Co. Class A			7,563	377
*	Boise Inc.			49,437	321
	Schweitzer-Mauduit International Inc.			5,000	292
	Innophos Holdings Inc.			8,372	277
	Eastman Chemical Co.			3,000	222
	Stepan Co.			3,702	219
	International Flavors & Fragrances Inc.			4,100	199
*	Omnova Solutions Inc.			12,766	92
	Albemarle Corp.			900	42
*	PolyOne Corp.			3,300	40
					34,354
Telecommunication Services (1.0%)
*	Clearwire Corp. Class A			314,050	2,541
*	tw telecom inc Class A			71,300	1,324
	Consolidated Communications Holdings Inc.			43,058	804
	USA Mobility Inc.			48,916	784
	NTELOS Holdings Corp.			28,200	477
	Frontier Communications Corp.			57,300	468
					6,398
Utilities (0.3%)
	Integrys Energy Group Inc.			19,400	1,010
	Ormat Technologies Inc.			20,879	609
					1,619
Total Common Stocks (Cost $564,432)					618,766
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.1%)[1]
Money Market Fund (3.9%)
[3,4] Vanguard Market Liquidity Fund		0.261%		25,007,000	25,007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Fannie Mae Discount Notes		0.200%	10/5/10	35	35
[5,6] Fannie Mae Discount Notes		0.341%	3/1/11	50	50
[5,6] Freddie Mac Discount Notes		0.271%	6/7/11	300	299

[5,6] Freddie Mac Discount Notes	0.281%	6/21/11	670	669
				1,053
Total Temporary Cash Investments (Cost $26,061)				26,060
Total Investments (100.8%) (Cost $590,493)				644,826
Other Assets and Liabilities-Net (-0.8%)				(5,100)
Net Assets (100%)				639,726

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,292,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.4% and 2.4%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $4,503,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,053,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Vanguard Small Company Growth Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	December 2010	157	10,590	369

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	618,766	—	—
Temporary Cash Investments	25,007	1,053	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(16)	—	—
Total	643,758	1,053	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Small Company Growth Portfolio

D. At September 30, 2010, the cost of investment securities for tax purposes was $590,493,000. Net unrealized appreciation of investment securities for tax purposes was $54,333,000, consisting of unrealized gains of $99,392,000 on securities that had risen in value since their purchase and $45,059,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.2%)[1]
Australia (4.5%)
Woolworths Ltd.	566,200	15,780
Australia & New Zealand Banking Group Ltd.	651,000	14,909
Woodside Petroleum Ltd.	316,600	13,430
Brambles Ltd.	1,753,100	10,648
* Fortescue Metals Group Ltd.	1,566,258	7,905
Newcrest Mining Ltd.	176,000	6,736
* James Hardie Industries SE	762,900	4,142
Sims Metal Management Ltd.	110,076	1,877
		75,427
Austria (0.2%)
* Wienerberger AG	213,000	3,503

Belgium (0.5%)
Anheuser-Busch InBev NV	135,000	7,947

Brazil (7.9%)
Petroleo Brasileiro SA ADR Type A	917,600	30,116
Itau Unibanco Holding SA ADR	1,021,325	24,696
Itau Unibanco Holding SA Prior Pfd.	688,975	16,381
BM&FBovespa SA	1,640,433	13,728
Vale SA Class B Pfd. ADR	467,300	12,968
* OGX Petroleo e Gas Participacoes SA	820,700	10,681
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	106,595	7,357
Petroleo Brasileiro SA Prior Pfd.	267,739	4,333
Banco do Brasil SA	183,286	3,455
Vale SA Prior Pfd.	121,658	3,333
B2W Cia Global Do Varejo	130,100	2,392
* Fibria Celulose SA	94,103	1,617
		131,057
Canada (1.5%)
Suncor Energy Inc.	299,000	9,735
Niko Resources Ltd.	57,500	5,659
Teck Resources Ltd. Class B	127,000	5,224
First Quantum Minerals Ltd.	26,542	2,019
Sherritt International Corp.	258,131	2,009
* Harry Winston Diamond Corp.	60,600	705
		25,351
China (7.4%)
* Baidu Inc. ADR	364,000	37,354
Tencent Holdings Ltd.	664,000	14,462
Ping An Insurance Group Co. of China Ltd.	1,338,500	13,589
CNOOC Ltd.	5,181,500	10,057
* Ctrip.com International Ltd. ADR	176,600	8,433
China Merchants Holdings International Co. Ltd.	2,178,985	7,879
China Resources Enterprise Ltd.	1,518,000	6,859
^ Dongfang Electric Corp. Ltd.	1,445,200	6,766
Agricultural Bank of China Ltd.	12,197,000	6,319
Beijing Enterprises Holdings Ltd.	603,000	4,284

China Merchants Bank Co. Ltd.	1,206,500	3,095
Chaoda Modern Agriculture Holdings Ltd.	2,621,135	2,181
Ports Design Ltd.	630,000	1,736
		123,014
Denmark (1.8%)
Novo Nordisk A/S Class B	134,700	13,330
* Vestas Wind Systems A/S	183,999	6,933
Novozymes A/S	48,600	6,172
AP Moller - Maersk A/S Class B	465	3,871
		30,306
France (6.9%)
Cie Generale d'Optique Essilor International SA	298,722	20,571
PPR	120,655	19,575
L'Oreal SA	118,100	13,301
GDF Suez	328,000	11,771
BNP Paribas	113,000	8,065
ArcelorMittal	240,975	7,950
Schneider Electric SA	59,500	7,559
Vallourec SA	57,200	5,689
* European Aeronautic Defence and Space Co. NV	192,000	4,791
Publicis Groupe SA	100,000	4,753
Total SA	72,000	3,720
Societe Generale	63,800	3,689
CFAO SA	87,101	3,479
		114,913
Germany (5.8%)
SAP AG	418,300	20,689
Adidas AG	249,691	15,454
Fresenius Medical Care AG & Co. KGaA	140,000	8,646
Siemens AG	74,173	7,824
Porsche Automobil Holding SE Prior Pfd.	129,800	6,419
Linde AG	46,500	6,048
GEA Group AG	223,000	5,572
* TUI AG	443,500	5,414
Symrise AG	177,080	4,922
Wincor Nixdorf AG	68,500	4,469
ThyssenKrupp AG	132,000	4,304
^ Aixtron AG	110,327	3,271
E.ON AG	100,000	2,949
*,^ Q-Cells SE	115,330	645
*,^ Q-Cells SE Rights Exp. 10/08/2010	115,330	151
		96,777
Hong Kong (3.3%)
Swire Pacific Ltd. Class A	994,500	13,673
Hong Kong Exchanges and Clearing Ltd.	544,900	10,713
Jardine Matheson Holdings Ltd.	233,800	10,549
Sun Hung Kai Properties Ltd.	458,000	7,880
Li & Fung Ltd.	1,348,000	7,551
^ Techtronic Industries Co.	3,027,652	2,968
Esprit Holdings Ltd.	412,887	2,236
		55,570
India (1.7%)
HDFC Bank Ltd.	153,672	8,491
Tata Motors Ltd.	318,000	7,772
Tata Power Co. Ltd.	153,000	4,614
Housing Development Finance Corp.	270,500	4,408

Reliance Capital Ltd.	186,700	3,233
		28,518
Indonesia (0.3%)
Telekomunikasi Indonesia Tbk PT	4,585,000	4,729

Ireland (0.3%)
Kerry Group PLC Class A	121,658	4,268

Israel (1.1%)
Teva Pharmaceutical Industries Ltd. ADR	336,332	17,742

Italy (0.4%)
Intesa Sanpaolo SPA (Registered)	2,272,659	7,403

Japan (11.5%)
Canon Inc.	625,400	29,210
Mitsubishi Corp.	734,600	17,453
Nintendo Co. Ltd.	68,800	17,256
Rakuten Inc.	21,648	15,868
Honda Motor Co. Ltd.	393,200	13,992
SMC Corp.	81,600	10,771
* Yamaha Motor Co. Ltd.	690,300	10,390
Japan Tobacco Inc.	2,658	8,857
Yamada Denki Co. Ltd.	129,870	8,065
Unicharm Corp.	185,100	7,461
Hoya Corp.	271,800	6,638
Bridgestone Corp.	325,000	5,926
Sony Corp.	187,000	5,773
THK Co. Ltd.	264,100	4,959
Rohm Co. Ltd.	74,700	4,626
Sysmex Corp.	65,000	4,519
Sekisui Chemical Co. Ltd.	721,000	4,372
Kyocera Corp.	44,200	4,181
Toyota Motor Corp.	110,000	3,942
Astellas Pharma Inc.	100,000	3,618
Trend Micro Inc.	88,500	2,651
		190,528
Luxembourg (0.1%)
* Reinet Investments SCA	67,635	1,133

Mexico (0.5%)
Wal-Mart de Mexico SAB de CV	2,154,600	5,400
Consorcio ARA SAB de CV	3,899,933	2,522
		7,922
Netherlands (1.8%)
* ING Groep NV	1,439,000	14,923
Unilever NV	366,000	10,960
TNT NV	155,000	4,172
		30,055
Norway (0.5%)
DnB NOR ASA	325,888	4,449
Statoil ASA	152,995	3,202
		7,651

Peru (0.5%)
Credicorp Ltd.	67,500	7,688

Singapore (0.5%)
Singapore Exchange Ltd.	849,000	5,822
DBS Group Holdings Ltd.	265,667	2,842
		8,664
South Africa (0.7%)
Impala Platinum Holdings Ltd.	225,800	5,816
Sasol Ltd.	74,500	3,339
MTN Group Ltd.	163,000	2,944
		12,099
South Korea (1.9%)
Samsung Electronics Co. Ltd.	27,500	18,728
Shinhan Financial Group Co. Ltd.	163,000	6,245
Hyundai Motor Co.	31,114	4,176
Hankook Tire Co. Ltd.	114,000	3,293
		32,442
Spain (2.6%)
Banco Santander SA	2,004,435	25,441
Inditex SA	227,300	18,069
		43,510
Sweden (5.0%)
Atlas Copco AB Class A	1,554,378	30,063
Sandvik AB	1,171,395	17,986
Svenska Handelsbanken AB Class A	468,777	15,403
Alfa Laval AB	537,369	9,450
Telefonaktiebolaget LM Ericsson Class B	445,000	4,880
Oriflame Cosmetics SA	75,000	4,827
		82,609
Switzerland (6.5%)
Novartis AG	415,500	23,915
Cie Financiere Richemont SA	435,977	21,035
Syngenta AG	48,400	12,040
Geberit AG	55,740	9,932
Credit Suisse Group AG	213,000	9,075
GAM Holding AG	481,000	7,307
ABB Ltd.	295,900	6,248
Nestle SA	93,271	4,972
Roche Holding AG	33,000	4,509
Zurich Financial Services AG	18,500	4,337
Holcim Ltd.	65,000	4,177
		107,547
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,713,204	9,327
* AU Optronics Corp. ADR	603,905	6,317
Compal Electronics Inc.	2,350,909	2,812
		18,456
Thailand (0.4%)
Kasikornbank PCL	1,558,000	5,997
Kasikornbank PCL (Foreign)	149,300	609
		6,606

Turkey (1.4%)
Turkiye Garanti Bankasi AS	4,117,000	23,855

United Kingdom (17.6%)
BG Group plc	1,625,500	28,620
Standard Chartered plc	955,300	27,431
BHP Billiton plc	784,700	25,026
Tesco plc	3,277,100	21,860
Rolls-Royce Group plc	2,236,953	21,245
Rio Tinto plc	353,000	20,680
British American Tobacco plc	507,830	18,965
SABMiller plc	493,000	15,783
*	Lloyds Banking Group plc	12,612,073	14,632
Vodafone Group plc	3,906,000	9,637
Kingfisher plc	2,602,000	9,588
Prudential plc	857,000	8,564
Meggitt plc	1,689,000	7,873
AMEC plc	398,099	6,171
*	Signet Jewelers Ltd.	172,000	5,455
*	Autonomy Corp. plc	169,200	4,822
Xstrata plc	242,000	4,635
Victrex plc	222,229	4,451
GlaxoSmithKline plc	224,000	4,418
Carnival plc	112,000	4,417
Unilever plc	145,000	4,197
G4S plc	1,040,000	4,168
Ultra Electronics Holdings plc	152,000	4,072
Sage Group plc	913,000	3,967
*	Inchcape plc	800,000	3,923
HSBC Holdings plc	384,302	3,888
Eurasian Natural Resources Corp. plc	236,000	3,410
291,898
Total Common Stocks (Cost $1,420,639)	1,599,188
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (4.1%)[1]
Money Market Fund (3.7%)
[2,3] Vanguard Market Liquidity Fund	0.261%	61,307,000	61,307

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
4	Federal Home Loan Bank Discount Notes	0.300%	11/19/10	2,000	1,999
[4,5] Freddie Mac Discount Notes	0.295%	12/15/10	5,500	5,498
7,497
Total Temporary Cash Investments (Cost $68,803)	68,804
Total Investments (100.3%) (Cost $1,489,442)	1,667,992
Other Assets and Liabilities-Net (-0.3%)[2]	(5,007)
Net Assets (100%)	1,662,985

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,344,000.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.0% and 1.3%, respectively, of net assets.
2 Includes $5,644,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	172,018	—	—
Common Stocks—Other	69,844	1,357,326	—
Temporary Cash Investments	61,307	7,497	—
Futures Contracts—Liabilities[1]	(467)	—	—
Forward Currency Contracts—Assets	—	1,508	—
Total	302,702	1,366,331	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The portfolio may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the portfolio's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the portfolio under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the portfolio's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2010	459	17,157	(355)
FTSE 100 Index	December 2010	141	12,286	(36)
Topix Index	December 2010	108	10,685	143
S&P ASX 200 Index	December 2010	60	6,681	(90)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At September 30, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	12/22/10	AUD	6,992 USD	6,699	204
UBS AG	12/22/10	EUR	12,829 USD	17,503	993
UBS AG	12/22/10	GBP	7,820 USD	12,315	267
UBS AG	12/15/10	JPY	880,650 USD	10,551	44
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At September 30, 2010, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At September 30, 2010, the cost of investment securities for tax purposes was $1,489,511,000. Net unrealized appreciation of investment securities for tax purposes was $178,481,000, consisting of unrealized gains of $283,837,000 on securities that had risen in value since their purchase and $105,356,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2010

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.